UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22559

First Trust Exchange-Traded Fund IV
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: 630-765-8000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                                    VALUE
------------------------------------------------------------------------
               COMMON STOCKS  -- 66.9%
               ELECTRIC UTILITIES -- 24.1%
      901,522  Alliant Energy Corp.                       $   40,090,683
      854,441  American Electric Power Co., Inc.              67,603,372
      412,243  Duke Energy Corp.                              36,186,691
      716,521  Emera, Inc. (CAD)                              25,084,642
      570,014  Eversource Energy                              39,564,672
    2,031,741  Exelon Corp.                                   97,035,950
      914,981  Fortis, Inc. (CAD)                             32,631,386
       78,299  Hydro One Ltd. (CAD) (a)                        1,226,969
      257,525  IDACORP, Inc.                                  25,108,688
      521,861  NextEra Energy, Inc.                           93,402,682
    1,283,780  PPL Corp.                                      40,207,990
       53,425  Southern (The) Co.                              2,596,455
      733,743  Xcel Energy, Inc.                              38,418,783
                                                          --------------
                                                             539,158,963
                                                          --------------

               EQUITY REAL ESTATE INVESTMENT TRUSTS
                  -- 0.3%
      203,002  CorEnergy Infrastructure Trust, Inc.            7,269,502
                                                          --------------

               GAS UTILITIES -- 3.3%
      178,997  Atmos Energy Corp.                             17,475,477
       13,157  Chesapeake Utilities Corp.                      1,191,629
      378,151  New Jersey Resources Corp.                     18,340,324
      635,287  UGI Corp.                                      36,230,418
                                                          --------------
                                                              73,237,848
                                                          --------------
               MULTI-UTILITIES -- 10.7%
      595,296  ATCO Ltd., Class I (CAD)                       18,824,574
      968,406  Canadian Utilities Ltd., Class A (CAD)         24,896,499
      772,245  CMS Energy Corp.                               40,264,854
      611,414  NiSource, Inc.                                 16,679,374
    1,500,486  Public Service Enterprise Group, Inc.          81,851,511
      154,938  Sempra Energy                                  18,124,647
      548,926  WEC Energy Group, Inc.                         40,088,066
                                                          --------------
                                                             240,729,525
                                                          --------------
               OIL, GAS & CONSUMABLE FUELS -- 28.2%
    2,498,707  Enbridge, Inc.                                 91,502,650
    3,497,305  Equitrans Midstream Corp.                      72,813,890
    1,363,334  Inter Pipeline Ltd. (CAD)                      21,913,782
    1,284,001  Keyera Corp. (CAD)                             27,283,616
    6,392,434  Kinder Morgan, Inc.                           115,703,055
      686,699  ONEOK, Inc.                                    44,092,943
      429,857  Targa Resources Corp.                          18,488,150
    3,694,388  TransCanada Corp.                             157,085,378
    3,148,945  Williams (The) Cos., Inc.                      84,801,089
                                                          --------------
                                                             633,684,553
                                                          --------------

SHARES/
UNITS          DESCRIPTION                                    VALUE
------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               WATER UTILITIES -- 0.3%
       67,445  American Water Works Co., Inc.             $    6,452,463
                                                          --------------
               TOTAL COMMON STOCKS -- 66.9%                1,500,532,854
               (Cost $1,345,782,347)                      --------------

               MASTER LIMITED PARTNERSHIPS  -- 30.6%
               CHEMICALS -- 0.1%
      123,452  Westlake Chemical Partners, L.P.                2,822,113
                                                          --------------
               GAS UTILITIES -- 2.0%
    1,492,013  AmeriGas Partners, L.P.                        46,013,681
                                                          --------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 3.6%
    1,986,996  NextEra Energy Partners, L.P. (b)              79,797,759
                                                          --------------
               OIL, GAS & CONSUMABLE FUELS -- 24.9%
    1,143,717  Alliance Resource Partners, L.P.               22,256,733
      785,464  BP Midstream Partners, L.P.                    12,339,640
    5,112,521  Energy Transfer, L.P.                          75,205,184
    4,999,499  Enterprise Products Partners, L.P.            138,336,137
    1,196,066  Holly Energy Partners, L.P.                    36,695,305
    1,062,994  Magellan Midstream Partners, L.P.              65,320,981
      348,114  MPLX, L.P.                                     12,225,764
      580,621  Phillips 66 Partners, L.P.                     28,462,041
    3,861,300  Plains GP Holdings L.P., Class A (b)           88,192,092
      571,996  Shell Midstream Partners, L.P.                 11,622,959
      274,800  Tallgrass Energy, L.P. (b)                      6,548,484
    1,926,694  TC PipeLines, L.P.                             61,249,602
        5,985  TransMontaigne Partners, L.P.                     244,607
        5,410  Western Gas Equity Partners, L.P.                 170,794
                                                          --------------
               TOTAL MASTER LIMITED PARTNERSHIPS -- 30.6%    558,870,323
               (Cost $672,958,410)                        --------------

               MONEY MARKET FUNDS -- 2.0%
   43,939,526  Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional Class
                - 2.28% (c)                                   43,939,526
               (Cost $43,939,526)                         --------------

               TOTAL INVESTMENTS -- 99.5%                  2,231,976,256
               (Cost $2,062,680,283) (d)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.5%                         12,116,611
                                                          --------------
               NET ASSETS -- 100.0%                       $2,244,092,867
                                                          ==============

                     See Notes to Portfolio of Investments


FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)

(a)   This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(b)   This security is taxed as a "C" corporation for federal income tax purposes.

(c)   Rate shown reflects yield as of January 31, 2019.

(d)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $230,449,500 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $61,153,527. The net unrealized appreciation was $169,295,973.

CAD - Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio
of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        LEVEL 1         LEVEL 2      LEVEL 3
                     -----------------------------------------
Common Stocks*       $1,500,532,854     $    --      $    --
Master Limited
  Partnerships*         687,503,876          --           --
Money Market Funds       43,939,526          --           --
                     -----------------------------------------
Total Investments    $2,231,976,256     $    --      $    --
                     =========================================

* See Portfolio of Investments for industry breakout.

                     See Notes to Portfolio of Investments


NOTES TO PORTFOLIO OF INVESTMENTS

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                          JANUARY 31, 2019 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nine funds that are offering shares. This report covers the First Trust North American Energy Infrastructure Fund (the "Fund"),
which trades under the ticker "EMLP" on the NYSE Arca, Inc.

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m.
Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, master limited partnerships and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock
      Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment
      Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                          JANUARY 31, 2019 (UNAUDITED)

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1)    the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund or exchange-traded fund trading of similar securities;

      4)    foreign currency exchange activity;

      5)    the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8)    whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to transact in shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2019, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                          JANUARY 31, 2019 (UNAUDITED)

C. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 89.1%

                AEROSPACE & DEFENSE -- 0.5%
$    4,505,548  Transdigm, Inc., Term Loan F, 1 Mo. LIBOR + 2.50%, 0.00%
                   Floor ...............................................      5.00%        06/09/23    $    4,406,065
     4,468,632  Transdigm, Inc., Tranche E Term Loan, 1 Mo. LIBOR +
                   2.50%, 0.00% Floor ..................................      5.00%        05/30/25         4,350,079
                                                                                                       --------------
                                                                                                            8,756,144
                                                                                                       --------------

                ALTERNATIVE CARRIERS -- 0.9%
    14,998,972  Level 3 Financing, Inc., Tranche B 2024 Term Loan, 1 Mo.
                   LIBOR + 2.25%, 0.00% Floor ..........................      4.76%        02/22/24        14,718,062
                                                                                                       --------------

                APPLICATION SOFTWARE -- 4.7%
    12,254,777  CCC Information Services, Inc., Term Loan B, 1 Mo.
                   LIBOR + 3.00%, 1.00% Floor ..........................      5.50%        04/26/24        11,917,771
     6,402,087  Infor (US), Inc. (fka Lawson Software, Inc.), Term Loan
                   B-6, 1 Mo. LIBOR + 2.75%, 1.00% Floor ...............      5.25%        02/02/22         6,358,873
     8,464,471  Informatica Corp., Term Loan B, 1 Mo. LIBOR + 3.25%,
                   0.00% Floor .........................................      5.75%        08/06/22         8,432,729
     2,708,838  Kronos, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00%
                   Floor ...............................................      5.54%        11/01/23         2,652,549
     1,654,249  Micro Focus International (MA Financeco LLC), Miami
                   Escrow Term Loan B3, 1 Mo. LIBOR + 2.50%, 0.00%
                   Floor ...............................................      5.00%        06/21/24         1,597,723
    11,171,550  Micro Focus International (MA Financeco LLC), Seattle
                   Spinco Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00%
                   Floor ...............................................      5.00%        06/21/24        10,789,819
    15,529,428  Mitchell International, Inc., Term Loan (First Lien),
                   1 Mo. LIBOR + 3.25%, 0.00% Floor ....................      5.75%        11/30/24        14,862,128
     3,842,315  Qlik Technologies (Project Alpha Intermediate Holding,
                   Inc.), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00%
                   Floor ...............................................      6.37%        04/26/24         3,734,269
    14,051,068  RP Crown Parent (JDA Software Group), Term Loan B, 1 Mo.
                   LIBOR + 2.75%, 1.00% Floor ..........................      5.25%        10/12/23        13,805,174
                                                                                                       --------------
                                                                                                           74,151,035
                                                                                                       --------------

                ASSET MANAGEMENT & CUSTODY BANKS -- 0.4%
     2,518,335  Harbourvest Partners L.P., Term Loan B, 1 Mo. LIBOR +
                   2.25%, 0.00% Floor ..................................      4.76%        03/01/25         2,470,059
     3,316,072  Virtus Investment Partners, Term Loan B, 1 Mo. LIBOR +
                   2.50%, 0.75% Floor ..................................      5.01%        06/01/24         3,284,999
                                                                                                       --------------
                                                                                                            5,755,058
                                                                                                       --------------

                AUTO PARTS & EQUIPMENT -- 2.1%
     4,936,548  American Axle & Manufacturing Holdings, Inc., Term
                   Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor ............      4.76%        04/06/24         4,757,598
    22,257,286  Gates Global LLC, Initial B-2 Dollar Term Loan, 1 Mo.
                   LIBOR + 2.75%, 1.00% Floor ..........................      5.25%        03/31/24        21,764,065
     2,794,557  Lumileds (Bright Bidco B.V.), Term Loan B, 1 Mo. LIBOR +
                   3.50%, 1.00% Floor ..................................      6.00%        06/30/24         2,091,726
     5,831,827  Lumileds (Bright Bidco B.V.), Term Loan B, 3 Mo. LIBOR +
                   3.50%, 1.00% Floor ..................................      6.30%        06/30/24         4,365,123
       269,110  Tower Automotive Holdings USA LLC, Term Loan B, 1 Mo.
                   LIBOR + 2.75%, 0.00% Floor ..........................      5.31%        03/07/24           255,878
                                                                                                       --------------
                                                                                                           33,234,390
                                                                                                       --------------

                BROADCASTING -- 2.3%
     3,393,063  Cumulus Media Holdings, Inc., Exit Term Loan, 1 Mo.
                   LIBOR + 4.50%, 1.00% Floor ..........................      7.00%        05/15/22         3,270,065


                     See Notes to Portfolio of Investments


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                BROADCASTING (CONTINUED)
$    9,460,581  Gray Television, Inc., Term Loan C, 1 Mo. LIBOR + 2.50%,
                   0.00% Floor .........................................      5.02%        11/01/25    $    9,322,646
       562,950  Nexstar Broadcasting, Inc., Mission Term Loan, 1 Mo.
                   LIBOR + 2.25%, 0.00% Floor ..........................      4.76%        01/17/24           543,951
     3,256,309  Nexstar Broadcasting, Inc., Nexstar Term Loan, 1 Mo.
                   LIBOR + 2.25%, 0.00% Floor ..........................      4.75%        01/17/24         3,146,408
     4,361,000  Sinclair Television Group, Inc., Term Loan B-2, 1 Mo.
                   LIBOR + 2.25%, 0.00% Floor ..........................      4.75%        01/03/24         4,321,010
    16,426,653  Tribune Media Co. (fka Tribune Co.), Extended Term
                   Loan C, 1 Mo. LIBOR + 3.00%, 0.75% Floor ............      5.50%        01/27/24        16,323,985
                                                                                                       --------------
                                                                                                           36,928,065
                                                                                                        -------------

                BUILDING PRODUCTS -- 2.4%
     2,350,623  Beacon Roofing Supply, Inc., Term Loan B, 1 Mo. LIBOR +
                   2.25%, 0.00% Floor ..................................      4.77%        01/02/25         2,280,951
     5,819,263  Jeld-Wen, Inc., Term Loan B, 3 Mo. LIBOR + 2.00%, 0.00%
                   Floor ...............................................      4.80%        12/07/24         5,633,803
    30,679,904  Quikrete Holdings, Inc., Term Loan B, 1 Mo. LIBOR +
                   2.75%, 0.00% Floor ..................................      5.25%        11/15/23        29,697,226
                                                                                                        -------------
                                                                                                           37,611,980
                                                                                                        -------------

                CABLE & SATELLITE -- 2.7%
    10,492,143  Cablevision (fka CSC Holdings, Inc.), January 2018 Term
                   Loans B-2, 1 Mo. LIBOR + 2.50%, 0.00% Floor .........      5.01%        01/25/26        10,238,548
     5,303,983  Cablevision (fka CSC Holdings, Inc.), March 2017 Term
                   Loan B-1, 1 Mo. LIBOR + 2.25%, 0.00% Floor ..........      4.76%        07/17/25         5,129,959
    11,439,000  Cablevision (fka CSC Holdings, Inc.), October 2018
                   Incremental Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00%
                   Floor ...............................................      4.76%        01/15/26        11,010,038
       495,748  Charter Communications Operating LLC, Term Loan B, 1 Mo.
                   LIBOR + 2.00%, 0.00% Floor ..........................      4.50%        04/13/25           488,535
       985,056  Mediacom Broadband, Term Loan N, 1 Mo. LIBOR + 1.75%,
                   0.00% Floor .........................................      4.17%        02/15/24           971,098
    15,521,500  Virgin Media Investment Holdings Ltd., Term Loan K,
                   1 Mo. LIBOR + 2.50%, 0.00% Floor ....................      5.01%        01/15/26        15,223,021
                                                                                                        -------------
                                                                                                           43,061,199
                                                                                                        -------------

                CASINOS & GAMING -- 10.8%
    10,918,315  Aristocrat Technologies, Term Loan B-3 Loan, 3 Mo.
                   LIBOR + 1.75%, 0.00% Floor ..........................      4.53%        10/19/24        10,705,407
    36,951,790  Caesars Resort Collection LLC, Term Loan B, 1 Mo.
                   LIBOR + 2.75%, 0.00% Floor ..........................      5.25%        12/22/24        36,402,318
    19,568,508  CityCenter Holdings LLC, Term Loan B, 1 Mo. LIBOR +
                   2.25%, 0.75% Floor ..................................      4.75%        04/18/24        19,191,031
    13,514,157  Golden Nugget, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                   0.75% Floor .........................................  5.25% - 5.26%    10/04/23        13,285,228
    21,418,126  Las Vegas Sands LLC, Term Loan B, 1 Mo. LIBOR + 1.75%,
                   0.00% Floor .........................................      4.25%        03/27/25        20,998,759
     5,922,418  MGM Growth Properties Operating Partnership LP, Term
                   Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor ............      4.50%        03/23/25         5,823,395
     5,699,174  Scientific Games International, Inc., Term Loan B5,
                   1 Mo. LIBOR + 2.75%, 0.00% Floor ....................      5.25%        08/14/24         5,518,682


                     See Notes to Portfolio of Investments


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                CASINOS & GAMING (CONTINUED)
$   34,954,881  Stars Group Holdings B.V. (Amaya), Term Loan B, 3 Mo.
                   LIBOR + 3.50%, 0.00% Floor ..........................      6.30%        07/28/25    $   34,585,408
    15,191,625  Station Casinos, Inc. (Red Rocks), Term Loan B, 1 Mo.
                   LIBOR + 2.50%, 0.75% Floor ..........................      5.00%        06/08/23        14,990,336
     9,488,296  VICI Properties (Caesars), Term Loan B, 1 Mo. LIBOR +
                   2.00%, 0.00% Floor ..................................      4.50%        12/20/24         9,307,449
                                                                                                       --------------
                                                                                                          170,808,013
                                                                                                       --------------

                COMMERCIAL PRINTING -- 0.2%
     2,809,661  Multi-Color Corp., Term Loan B, 1 Mo. LIBOR + 2.00%,
                   0.00% Floor .........................................      4.50%        10/31/24         2,744,701
                                                                                                       --------------

                CONSTRUCTION MATERIALS -- 0.4%
     6,771,822  Dummit Materials LLC, Term Loan B, 1 Mo. LIBOR + 2.00%,
                   0.00% Floor .........................................      4.50%        11/10/24         6,591,218
                                                                                                       --------------

                DIVERSIFIED CHEMICALS -- 0.1%
     1,094,211  Ineos US Finance LLC, 2024 Dollar Term Loan, 1 Mo.
                   LIBOR + 2.00%, 0.00% Floor ..........................      4.50%        03/31/24         1,060,990
                                                                                                       --------------

                ELECTRIC UTILITIES -- 2.4%
    18,280,008  Vistra Operations Co. LLC (TEX/TXU), 2016 Incremental
                   Term Loan B2, 1 Mo. LIBOR + 2.25%, 0.00% Floor ......      4.75%        12/14/23        18,078,196
    16,215,375  Vistra Operations Co. LLC (TEX/TXU), 2018 Incremental
                   Term Loan B3, 1 Mo. LIBOR + 2.00%, 0.00% Floor ......  4.50% - 4.51%    12/31/25        15,895,608
     3,441,188  Vistra Operations Co. LLC (TEX/TXU), Initial Term Loan
                   B1, 1 Mo. LIBOR + 2.00%, 0.00% Floor ................      4.50%        08/04/23         3,383,342
                                                                                                       --------------
                                                                                                           37,357,146
                                                                                                       --------------

                ENVIRONMENTAL & FACILITIES SERVICES -- 1.1%
     8,478,085  GFL Environmental, Inc., Term Loan B, 1 Mo. LIBOR +
                   3.00%, 1.00% Floor ..................................      5.50%        05/31/25         8,167,193
    10,224,395  Packers Holdings LLC, Term Loan B, 1 Mo. LIBOR + 3.00%,
                   1.00% Floor .........................................      5.51%        12/04/24         9,892,103
                                                                                                       --------------
                                                                                                           18,059,296
                                                                                                       --------------

                FOOD RETAIL -- 0.9%
    14,814,148  Albertson's LLC, Term Loan B6, 3 Mo. LIBOR + 3.00%,
                   0.75% Floor .........................................      5.69%        06/22/23        14,573,418
                                                                                                       --------------

                HEALTH CARE EQUIPMENT -- 1.0%
     5,728,028  Acelity L.P., Inc. (Kinetic Concepts), Term Loan B,
                   3 Mo. LIBOR + 3.25%, 1.00% Floor ....................      6.05%        01/31/24         5,685,068
     7,140,921  DJO Finance LLC (ReAble Therapeutics Finance LLC),
                   Initial Term Loan, 1 Mo. LIBOR + 3.25%, 1.00%
                   Floor ...............................................      5.77%        06/08/20         7,123,997
     3,229,980  DJO Finance LLC (ReAble Therapeutics Finance LLC),
                   Initial Term Loan, 2 Mo. LIBOR + 3.25%, 1.00%
                   Floor ...............................................      5.88%        06/08/20         3,222,325
                                                                                                       --------------
                                                                                                           16,031,390
                                                                                                       --------------

                HEALTH CARE FACILITIES -- 0.6%
       258,549  Acadia Healthcare Co., Inc., Term Loan B3, 1 Mo. LIBOR +
                   2.50%, 0.00% Floor ..................................      5.00%        02/11/22           254,105
     2,128,357  Acadia Healthcare Co., Inc., Term Loan B4, 1 Mo. LIBOR +
                   2.50%, 0.00% Floor ..................................      5.00%        02/16/23         2,091,770
     2,142,857  Gentiva Health Services, Inc. (Kindred at Home), Term
                   Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor ............      6.25%        06/30/25         2,126,786


                     See Notes to Portfolio of Investments


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                HEALTH CARE FACILITIES (CONTINUED)
$    4,483,867  Select Medical Corp., Term Loan B, 1 Mo. LIBOR + 2.50%,
                   0.00% Floor .........................................      5.01%        03/06/25    $    4,433,423
         3,475  Select Medical Corp., Term Loan B, Prime Rate + 1.50%,
                   0.00% Floor .........................................      7.00%        03/06/25             3,436
                                                                                                       --------------
                                                                                                            8,909,520
                                                                                                       --------------

                HEALTH CARE SERVICES -- 7.0%
     1,163,302  21st Century Oncology Holdings, Inc. (21st Century
                   Oncology Inc.), Tranche B Term Loan, 3 Mo. LIBOR +
                  6.13%, 1.00% Floor ...................................      8.91%        01/16/23         1,035,339
     1,599,228  Air Medical Group Holdings, Inc. (Global Medical
                   Response), 2018 New Term Loan, 1 Mo. LIBOR + 4.25%,
                   1.00% Floor .........................................      6.77%        03/14/25         1,499,277
     3,669,905  Air Medical Group Holdings, Inc. (Global Medical
                   Response), Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00%
                   Floor ...............................................      5.76%        04/28/22         3,443,582
     7,006,478  Air Methods Corp. (a/k/a ASP AMC Intermediate
                   Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%,
                   1.00% Floor .........................................      6.30%        04/21/24         5,692,763
     3,197,066  CDRH Parent, Inc. (Healogics, Inc.), Initial Term Loan
                   (First Lien), 3 Mo. LIBOR + 4.25%, 1.00% Floor ......      7.01%        07/01/21         2,861,374
    18,439,445  CHG Healthcare Services, Inc., Term Loan, 1 Mo. LIBOR +
                   3.00%, 1.00% Floor ..................................      5.50%        06/07/23        18,237,718
     9,612,487  CHG Healthcare Services, Inc., Term Loan, 3 Mo. LIBOR +
                   3.00%, 1.00% Floor ..................................      5.74%        06/07/23         9,507,326
    11,710,033  Dupage Medical Group (Midwest Physician), Term Loan B,
                   1 Mo. LIBOR + 2.75%, 0.75% Floor ....................      5.25%        08/15/24        11,251,351
    20,157,262  Envision Healthcare Corp., Term Loan B, 1 Mo. LIBOR +
                   3.75%, 0.00% Floor ..................................      6.25%        10/10/25        18,957,905
     9,030,933  Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR
                   + 3.25%, 1.00% Floor ................................      5.75%        08/31/24         8,780,324
    14,342,410  Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                   1.00% Floor .........................................      5.25%        02/06/24        12,872,313
    13,444,411  U.S. Renal Care, Inc., Term Loan B, 3 Mo. LIBOR + 4.25%,
                   1.00% Floor .........................................      7.05%        12/30/22        13,120,939
     2,841,521  Verscend Technologies, Inc., Term Loan B, 1 Mo. LIBOR +
                   4.50%, 0.00% Floor ..................................      7.00%        08/27/25         2,814,299
                                                                                                       --------------
                                                                                                          110,074,510
                                                                                                       --------------

                HEALTH CARE SUPPLIES -- 0.0%
       427,447  ConvaTec, Inc., Term Loan B, 3 Mo. LIBOR + 2.25%, 0.75%
                   Floor ...............................................      5.05%        10/31/23           423,279
                                                                                                       --------------

                HEALTH CARE TECHNOLOGY -- 1.8%
    29,131,364  Change Healthcare Holdings, Term Loan B, 1 Mo. LIBOR +
                   2.75%, 1.00% Floor ..................................      5.25%        03/01/24        28,490,474
                                                                                                       --------------

                HOTELS, RESORTS & CRUISE LINES -- 0.3%
     3,638,250  Four Seasons, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00%
                   Floor ...............................................      4.50%        11/30/23         3,575,345
       552,833  Wyndham Hotels & Resorts, Term Loan B, 1 Mo. LIBOR +
                   1.75%, 0.00% Floor ..................................      4.25%        03/28/25           543,059
                                                                                                       --------------
                                                                                                            4,118,404
                                                                                                       --------------


                     See Notes to Portfolio of Investments


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                HOUSEHOLD APPLIANCES -- 0.6%
$    9,290,418  Traeger Grills (TGP Holdings III LLC), Term Loan B,
                   3 Mo. LIBOR + 4.25%, 1.00% Floor ....................      7.05%        09/25/24    $    8,883,962
                                                                                                       --------------

                HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.6%
     9,533,530  Tempo Acquisition (Alight Solutions LLC), Term Loan B,
                   1 Mo. LIBOR + 3.00%, 0.00% Floor ....................      5.50%        05/01/24         9,346,292
                                                                                                       --------------

                HYPERMARKETS & SUPER CENTERS -- 1.4%
    23,011,368  BJ's Wholesale Club, Inc., Term Loan B, 1 Mo. LIBOR +
                   3.00%, 0.00% Floor ..................................      5.51%        02/03/24        22,794,141
                                                                                                       --------------

                INDUSTRIAL CONGLOMERATES -- 1.4%
     4,474,775  Accudyne Industries LLC, Term Loan B, 1 Mo. LIBOR +
                   3.00%, 1.00% Floor ..................................      5.50%        08/18/24         4,356,372
    15,208,930  Gardner Denver, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                   0.00% Floor .........................................      5.25%        07/30/24        15,104,445
     2,917,369  Messer Industries USA, Inc., Initial Term B-1, 1 Mo.
                   LIBOR + 2.50%, 0.00% Floor ..........................      5.01%        09/30/25         2,851,728
                                                                                                       --------------
                                                                                                           22,312,545
                                                                                                       --------------

                INSURANCE BROKERS -- 5.1%
    11,091,055  Alliant Holdings I, LLC, Initial Term Loan, 1 Mo.
                   LIBOR + 2.75%, 0.00% Floor ..........................      5.26%        05/09/25        10,652,071
    36,237,620  Amwins Group, Inc., Term Loan B (First Lien), 1 Mo.
                   LIBOR + 2.75%, 1.00% Floor ..........................  5.25% - 5.27%    01/25/24        35,458,511
        14,803  HUB International Ltd., Term Loan B, 2 Mo. LIBOR +
                   2.75%, 0.00% Floor ..................................      5.38%        04/25/25            14,253
     5,876,874  HUB International Ltd., Term Loan B, 3 Mo. LIBOR +
                   2.75%, 0.00% Floor ..................................      5.51%        04/25/25         5,658,313
    10,468,233  National Financial Partners Corp. (NFP), Term Loan B,
                   1 Mo. LIBOR + 3.00%, 0.00% Floor ....................      5.50%        01/06/24        10,039,035
    19,480,075  USI, Inc. (fka Compass Investors, Inc.), Term Loan B,
                   3 Mo. LIBOR + 3.00%, 0.00% Floor ....................      5.80%        05/15/24        18,652,172
                                                                                                       --------------
                                                                                                           80,474,355
                                                                                                       --------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 0.8%
    12,988,168  Century Link (Qwest), Term Loan B, 1 Mo. LIBOR + 2.75%,
                   0.00% Floor .........................................      5.25%        01/31/25        12,399,674
                                                                                                       --------------

                LEISURE FACILITIES -- 1.0%
    16,165,127  ClubCorp Club Operations, Inc., Term Loan B, 3 Mo. LIBOR
                   + 2.75%, 0.00% Floor ................................      5.55%        09/18/24        15,405,366
                                                                                                       --------------

                LIFE SCIENCES TOOLS & SERVICES -- 4.8%
     3,945,797  Immucor, Inc., Term Loan B-3, 3 Mo. LIBOR + 5.00%, 1.00%
                   Floor ...............................................      7.80%        06/15/21         3,921,136
    12,970,953  Ortho-Clinical Diagnostics Holdings Luxembourg, Term
                   Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor ............      5.76%        05/31/25        12,533,183
    26,561,598  Parexel International Corp., Term Loan B, 1 Mo. LIBOR +
                   2.75%, 0.00% Floor ..................................      5.25%        09/27/24        25,100,710
    21,596,732  Pharmaceutical Product Development, Inc. (PPDI), Term
                   Loan B, 1 Mo. LIBOR + 2.50%, 1.00% Floor ............      5.00%        08/18/22        21,137,801
    14,027,068  Sotera Health Holdings LLC (Sterigenics), Term Loan B,
                   1 Mo. LIBOR + 3.00%, 1.00% Floor ....................      5.50%        05/15/22        13,651,283
                                                                                                       --------------
                                                                                                           76,344,113
                                                                                                       --------------


                     See Notes to Portfolio of Investments


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                MANAGED HEALTH CARE -- 2.4%
$   31,151,894  Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%,
                   1.00% Floor .........................................      5.55%        06/07/23    $   30,110,175
     8,795,180  Versant Health (Wink Holdco, Inc.), Initial Term Loan,
                   1 Mo. LIBOR + 3.00%, 1.00% Floor ....................      5.50%        12/02/24         8,463,514
                                                                                                       --------------
                                                                                                           38,573,689
                                                                                                       --------------

                METAL & GLASS CONTAINERS -- 0.3%
     4,163,962  Berlin Packaging LLC, Term Loan B, 1 Mo. LIBOR + 3.00%,
                   0.00% Floor .........................................  5.51% - 5.52%    11/07/25         3,997,403
       461,601  Berlin Packaging LLC, Term Loan B, 3 Mo. LIBOR + 3.00%,
                   0.00% Floor .........................................      5.81%        11/07/25           443,137
                                                                                                       --------------
                                                                                                            4,440,540
                                                                                                       --------------

                MOVIES & ENTERTAINMENT -- 0.4%
     1,391,600  AMC Entertainment, Inc., 2016 Incremental Term Loan,
                   1 Mo. LIBOR + 2.25%, 0.00% Floor ....................      4.76%        12/15/23         1,365,758
     5,121,300  Cineworld Group PLC (Crown), Term Loan B, 1 Mo. LIBOR +
                   2.50%, 0.00% Floor ..................................      5.00%        02/05/25         4,991,987
                                                                                                       --------------
                                                                                                            6,357,745
                                                                                                       --------------

                OIL & GAS STORAGE & TRANSPORTATION -- 0.3%
     4,671,834  Lotus Midstream (Centurion Pipeline Co. LLC), Term
                   Loan B, 3 Mo. LIBOR + 3.25%, 0.00% Floor ............      6.05%        09/30/25         4,578,397
                                                                                                       --------------

                OTHER DIVERSIFIED FINANCIAL SERVICES -- 4.6%
    35,746,137  AlixPartners LLP, Term Loan B, 1 Mo. LIBOR + 2.75%,
                   0.00% Floor .........................................      5.25%        04/04/24        35,265,709
    31,090,808  Duff & Phelps Corp. (Deerfield Dakota), Initial Term
                   Loan, 1 Mo. LIBOR + 3.25%, 1.00% Floor ..............      5.75%        02/13/25        29,931,432
     5,735,387  Financial & Risk US Holdings, Inc. (Refinitiv), Initial
                   Dollar Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor...      6.25%        10/01/25         5,502,415
       921,287  RPI Finance Trust, Term Loan B-6, 1 Mo. LIBOR + 2.00%,
                   0.00% Floor .........................................      4.50%        03/27/23           911,116
     1,125,115  Wex, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00%
                   Floor ...............................................      4.75%        07/01/23         1,106,832
                                                                                                       --------------
                                                                                                           72,717,504
                                                                                                       --------------

                PACKAGED FOODS & MEATS -- 0.6%
     3,908,406  Hostess Brands LLC, Term Loan B, 1 Mo. LIBOR + 2.25%,
                   0.75% Floor .........................................      4.75%        08/03/22         3,768,368
     5,704,562  Hostess Brands LLC, Term Loan B, 3 Mo. LIBOR + 2.25%,
                   0.75% Floor .........................................      4.99%        08/03/22         5,500,168
                                                                                                       --------------
                                                                                                            9,268,536
                                                                                                       --------------

                PAPER PACKAGING -- 2.1%
    33,682,595  Reynolds Group Holdings, Inc., U.S. Term Loan, 1 Mo.
                   LIBOR + 2.75%, 0.00% Floor ..........................      5.25%        02/05/23        33,174,325
                                                                                                       --------------

                PERSONAL PRODUCTS -- 0.1%
     2,299,402  Rodan & Fields LLC, Term Loan B, 1 Mo. LIBOR + 4.00%,
                   0.00% Floor .........................................      6.51%        06/15/25         2,126,947
                                                                                                       --------------

                PHARMACEUTICALS -- 7.4%
     1,655,985  Advanz Pharma (fka Concordia International Corp.),
                   Dollar Term Loan, 1 Mo. LIBOR + 5.50%, 1.00% Floor...      8.02%        09/06/24         1,569,046
     1,128,313  Akorn, Inc., Loan, 1 Mo. LIBOR + 5.50%, 1.00% Floor ....      8.00%        04/16/21           904,535


                     See Notes to Portfolio of Investments


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                PHARMACEUTICALS (CONTINUED)
$   56,170,970  Bausch Health Cos., Inc. (Valeant), Term Loan B, 1 Mo.
                   LIBOR + 3.00%, 0.00% Floor ..........................      5.51%        06/01/25    $   55,519,948
    22,440,564  Endo LLC, Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75%
                   Floor ...............................................      6.75%        04/29/24        22,197,533
     5,864,862  GoodRX, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00%
                   Floor ...............................................      5.51%        10/15/25         5,764,690
     5,590,648  Grifols Worldwide Operations Ltd., Tranche B Term Loan,
                         1 Mo. LIBOR + 2.25%, 0.00% Floor ..............      4.66%        01/31/25         5,512,043
    20,606,807  Horizon Pharma, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%,
                   1.00% Floor .........................................      5.56%        03/29/24        20,495,118
     2,371,385  Mallinckrodt International Finance S.A., 2017 Term
                    Loan B, 3 Mo. LIBOR + 2.75%, 0.75% Floor ...........      5.55%        09/24/24         2,201,997
     2,408,981  Mallinckrodt International Finance S.A., 2018
                   Incremental Term Loan, 3 Mo. LIBOR + 3.00%, 0.75%
                   Floor ...............................................      5.62%        02/24/25         2,257,408
                                                                                                       --------------
                                                                                                          116,422,318
                                                                                                       --------------

                REAL ESTATE SERVICES -- 0.1%
       979,703  Realogy Corp., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75%
                   Floor ...............................................      4.76%        02/08/25           952,761
                                                                                                       --------------

                RESEARCH & CONSULTING SERVICES -- 0.1%
     1,628,497  TransUnion LLC, Term Loan B4, 1 Mo. LIBOR + 2.00%, 0.00%
                   Floor ...............................................      4.50%        06/30/25         1,605,812
                                                                                                       --------------

                RESTAURANTS -- 1.7%
    16,783,255  1011778 B.C. Unlimited Liability Co. (Restaurant Brands)
                   (aka Burger King/Tim Horton's), Term Loan B-3, 1 Mo.
                   LIBOR + 2.25%, 1.00% Floor ..........................      4.75%        02/15/24        16,489,548
     1,902,728  IRB Holding Corp. (Arby's/Inspire Brands), Term Loan B,
                    1 Mo. LIBOR + 3.25%, 1.00% Floor ...................      5.76%        01/18/25         1,849,870
     8,327,823  Portillo's Holdings LLC, Term B Loan (First Lien), 3 Mo.
                   LIBOR + 4.50%, 1.00% Floor ..........................      7.30%        08/02/21         8,202,906
                                                                                                       --------------
                                                                                                           26,542,324
                                                                                                       --------------

                SECURITY & ALARM SERVICES -- 0.2%
     2,745,280  Garda World Security Corp., Term Loan B, 3 Mo. LIBOR +
                   3.50%, 1.00% Floor ..................................      6.24%        05/26/24         2,692,433
                                                                                                       --------------

                SEMICONDUCTORS -- 0.1%
     2,341,356  Western Digital Corp., Term Loan B, 1 Mo. LIBOR + 1.75%,
                   0.00% Floor .........................................      4.26%        04/29/23         2,282,822
                                                                                                       --------------

                SPECIALIZED CONSUMER SERVICES -- 2.0%
     6,547,400  Asurion LLC (fka Asurion Corp.), Replacement B-2 Term
                   Loan (Second Lien), 1 Mo. LIBOR + 6.50%, 0.00%
                   Floor ...............................................      9.00%        07/31/25         6,580,137
     1,215,401  Asurion LLC (fka Asurion Corp.), Term Loan B4, 1 Mo.
                   LIBOR + 3.00%, 0.00% Floor ..........................      5.50%        08/04/22         1,194,994
    16,722,203  Asurion LLC (fka Asurion Corp.), Term Loan B6, 1 Mo.
                   LIBOR + 3.00%, 0.00% Floor ..........................      5.50%        11/03/23        16,441,438
     8,233,625  Asurion LLC (fka Asurion Corp.), Term Loan B7, 1 Mo.
                   LIBOR + 3.00%, 0.00% Floor ..........................      5.50%        11/03/24         8,096,370
                                                                                                       --------------
                                                                                                           32,312,939
                                                                                                       --------------

                SPECIALTY CHEMICALS -- 0.9%
     2,047,000  Akzonobel Specialty Chemicals (Starfruit), Term Loan B,
                   1 Mo. LIBOR + 3.25%, 0.00% Floor ....................      5.75%        10/01/25         1,999,673


                     See Notes to Portfolio of Investments


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                SPECIALTY CHEMICALS (CONTINUED)
$   12,140,755  H.B. Fuller Co., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00%
                   Floor ...............................................      4.50%        10/20/24    $   11,897,940
                                                                                                       --------------
                                                                                                           13,897,613
                                                                                                       --------------

                SYSTEMS SOFTWARE -- 6.1%
    13,016,326  Applied Systems, Inc., Term Loan (First Lien), 1 Mo.
                   LIBOR + 3.00%, 1.00% Floor ..........................      5.50%        09/13/24        12,687,664
     2,331,175  Applied Systems, Inc., Term Loan (Second Lien), 1 Mo.
                   LIBOR + 7.00%, 1.00% Floor ..........................      9.50%        09/13/25         2,319,520
     5,067,711  Avast Software B.V. (Sybil), Term Loan B, 3 Mo. LIBOR +
                   2.50%, 1.00% Floor ..................................      5.30%        09/30/23         5,001,982
     2,792,387  BMC Software Finance, Inc. (Boxer Parent), Term Loan B,
                   3 Mo. LIBOR + 4.25%, 0.00% Floor ....................      7.05%        10/02/25         2,723,583
    13,627,027  Dynatrace LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00%
                   Floor ...............................................      5.75%        08/22/25        13,465,274
    10,557,892  Misys Financial Software Ltd. (Almonde, Inc.)
                   (Finastra), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00%
                   Floor ...............................................      6.30%        06/13/24        10,115,833
    14,751,219  Riverbed Technology, Inc., Term Loan B, 1 Mo. LIBOR +
                   3.25%, 1.00% Floor ..................................      5.75%        04/24/22        13,478,926
    15,899,167  SS&C European Holdings, S.A.R.L., Term Loan B-3, 1 Mo.
                   LIBOR + 2.25%, 0.00% Floor ..........................      4.75%        04/16/25        15,565,762
     6,115,344  SS&C European Holdings, S.A.R.L., Term Loan B-4, 1 Mo.
                   LIBOR + 2.25%, 0.00% Floor ..........................      4.75%        04/16/25         5,987,105
     6,311,505  SS&C European Holdings, S.A.R.L., Term Loan B-5, 1 Mo.
                   LIBOR + 2.25%, 0.00% Floor ..........................      4.75%        04/16/25         6,186,853
     2,915,896  SUSE (Marcel Lux IV S.A.R.L.), Facility Term Loan B1,
                   1 Mo. LIBOR + 3.25%, 0.00% Floor ....................      5.76%        09/30/25         2,848,480
     6,715,118  Vertafore, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 0.00%
                   Floor ...............................................      6.05%        06/15/25         6,508,091
                                                                                                       --------------
                                                                                                           96,889,073
                                                                                                       --------------

                TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 1.4%
    23,083,967  Dell International LLC, Term Loan B, 1 Mo. LIBOR +
                   2.00%, 0.75% Floor ..................................      4.50%        09/07/23        22,746,249
                                                                                                       --------------

                TOTAL SENIOR FLOATING-RATE LOAN INTERESTS............................................   1,409,000,767
                (Cost $1,446,547,933)                                                                  --------------

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS -- 7.1%

                ALTERNATIVE CARRIERS -- 0.3%
       500,000  Level 3 Financing, Inc. ................................      5.13%        05/01/23           497,500
     4,669,000  Level 3 Parent LLC .....................................      5.75%        12/01/22         4,680,673
                                                                                                       --------------
                                                                                                            5,178,173
                                                                                                       --------------

                APPLICATION SOFTWARE -- 0.2%
     1,070,000  Infor US, Inc. .........................................      6.50%        05/15/22         1,092,738
     2,161,000  RP Crown Parent LLC (c).................................      7.38%        10/15/24         2,204,220
                                                                                                       --------------
                                                                                                            3,296,958
                                                                                                       --------------

                AUTO PARTS & EQUIPMENT -- 0.4%
     6,939,000  American Axle & Manufacturing, Inc. ....................      6.63%        10/15/22         7,069,106
                                                                                                       --------------


                     See Notes to Portfolio of Investments


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                BROADCASTING -- 1.9%
$    7,343,000  Gray Television, Inc. (c)...............................      5.13%        10/15/24    $    7,154,836
     2,148,000  Gray Television, Inc. (c)...............................      5.88%        07/15/26         2,115,780
       125,000  Nexstar Broadcasting, Inc. .............................      5.88%        11/15/22           126,875
     6,949,000  Nexstar Broadcasting, Inc. (c)..........................      5.63%        08/01/24         6,740,530
    13,793,000  Sinclair Television Group, Inc. (c).....................      5.63%        08/01/24        13,393,002
       791,000  Sinclair Television Group, Inc. (c).....................      5.88%        03/15/26           762,326
                                                                                                       --------------
                                                                                                           30,293,349
                                                                                                       --------------

                BUILDING PRODUCTS -- 0.0%
       745,000  Lennar Corp. ...........................................      5.88%        11/15/24           765,488
                                                                                                       --------------

                CABLE & SATELLITE -- 0.2%
       125,000  CCO Holdings LLC / CCO Holdings Capital Corp. (c).......      5.88%        04/01/24           128,468
     1,621,000  CSC Holdings LLC (c)....................................      5.50%        05/15/26         1,608,843
     1,724,000  CSC Holdings LLC (c)....................................      5.13%        12/15/21         1,730,981
                                                                                                       --------------
                                                                                                            3,468,292
                                                                                                       --------------

                CASINOS & GAMING -- 0.1%
       949,000  Boyd Gaming Corp. ......................................      6.88%        05/15/23           989,930
     1,350,000  Eldorado Resorts, Inc. .................................      7.00%        08/01/23         1,414,125
                                                                                                       --------------
                                                                                                            2,404,055
                                                                                                       --------------

                DIVERSIFIED REAL ESTATE ACTIVITIES -- 0.1%
       250,000  KB Home ................................................      7.00%        12/15/21           263,750
       626,000  PulteGroup, Inc. .......................................      5.50%        03/01/26           631,478
                                                                                                       --------------
                                                                                                              895,228
                                                                                                       --------------

                HEALTH CARE EQUIPMENT -- 0.1%
     1,058,000  Kinetic Concepts, Inc. / KCI USA, Inc. (c)..............      7.88%        02/15/21         1,080,483
                                                                                                       --------------

                HEALTH CARE FACILITIES -- 1.3%
       170,000  Tenet Healthcare Corp. .................................      6.00%        10/01/20           176,214
    11,179,000  Tenet Healthcare Corp. (c)..............................      7.50%        01/01/22        11,628,954
     8,080,000  Tenet Healthcare Corp. .................................      8.13%        04/01/22         8,484,000
                                                                                                       --------------
                                                                                                           20,289,168
                                                                                                       --------------

                HEALTH CARE SERVICES -- 0.1%
     1,608,000  DaVita, Inc. ...........................................      5.13%        07/15/24         1,592,402
                                                                                                       --------------

                INDUSTRIAL MACHINERY -- 0.1%
     1,950,000  SPX FLOW, Inc. (c)......................................      5.63%        08/15/24         1,920,750
                                                                                                       --------------

                INSURANCE BROKERS -- 0.4%
     4,717,000  AmWINS Group, Inc. (c)..................................      7.75%        07/01/26         4,728,792
       893,000  HUB International Ltd. (c)..............................      7.00%        05/01/26           868,443
                                                                                                       --------------
                                                                                                            5,597,235
                                                                                                       --------------

                MANAGED HEALTH CARE -- 0.7%
    10,000,000  MPH Acquisition Holdings LLC (c) .......................      7.13%        06/01/24         9,954,999
       976,000  Polaris Intermediate Corp. (c) (d)......................      8.50%        12/01/22           947,940
                                                                                                       --------------
                                                                                                           10,902,939
                                                                                                       --------------

                MOVIES & ENTERTAINMENT -- 0.4%
     3,850,000  AMC Entertainment Holdings, Inc. .......................      5.88%        02/15/22         3,859,625
     2,076,000  AMC Entertainment Holdings, Inc. .......................      5.75%        06/15/25         1,922,687
                                                                                                       --------------
                                                                                                            5,782,312
                                                                                                       --------------


                     See Notes to Portfolio of Investments


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                OIL & GAS STORAGE & TRANSPORTATION -- 0.0%
$      250,000  Crestwood Midstream Partners LP / Crestwood Midstream
                   Finance Corp. .......................................      5.75%        04/01/25    $      246,325
                                                                                                       --------------

                PAPER PACKAGING -- 0.1%
     1,000,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer
                   LLC / Reynolds Group Issuer Lu (c) ..................      7.00%        07/15/24         1,024,375
                                                                                                       --------------

                REAL ESTATE SERVICES -- 0.6%
     9,853,000  Realogy Group LLC / Realogy Co-Issuer Corp. (c).........      4.88%        06/01/23         8,941,598
                                                                                                       --------------

                TRADING COMPANIES & DISTRIBUTORS -- 0.1%
       250,000  United Rentals North America, Inc. .....................      5.88%        09/15/26           254,688
     1,099,000  United Rentals North America, Inc. .....................      6.50%        12/15/26         1,142,960
                                                                                                       --------------
                                                                                                            1,397,648
                                                                                                       --------------

                TOTAL CORPORATE BONDS................................................................     112,145,884
                (Cost $113,736,880)                                                                    --------------

FOREIGN CORPORATE BONDS -- 0.9%

                BUILDING PRODUCTS -- 0.1%
     1,700,000  Masonite International Corp. (c)........................      5.63%        03/15/23         1,723,885
                                                                                                       --------------

                CABLE & SATELLITE -- 0.1%
       500,000  Virgin Media Secured Finance PLC (c)....................      5.25%        01/15/26           494,375
     1,500,000  Virgin Media Secured Finance PLC (c)....................      5.50%        08/15/26         1,477,500
                                                                                                       --------------
                                                                                                            1,971,875
                                                                                                       --------------

                DIVERSIFIED REAL ESTATE ACTIVITIES -- 0.0%
       250,000  Taylor Morrison Communities, Inc. / Taylor Morrison
                   Holdings II, Inc. (c) ...............................      5.88%        04/15/23           248,750
                                                                                                       --------------

                PHARMACEUTICALS -- 0.6%
     8,961,000  Bausch Health Cos., Inc. (c)............................      5.63%        12/01/21         8,977,801
       250,000  Mallinckrodt International Finance SA / Mallinckrodt CB
                   LLC (c)..............................................      5.63%        10/15/23           212,188
                                                                                                       --------------
                                                                                                            9,189,989
                                                                                                       --------------

                RESTAURANTS -- 0.1%
       170,000  1011778 BC ULC / New Red Finance, Inc. (c)..............      4.25%        05/15/24           164,900
     1,000,000  1011778 BC ULC / New Red Finance, Inc. (c)..............      5.00%        10/15/25           967,500
                                                                                                       --------------
                                                                                                            1,132,400
                                                                                                       --------------

                TOTAL FOREIGN CORPORATE BONDS........................................................      14,266,899
                (Cost $14,226,605)                                                                     --------------

    SHARES                                           DESCRIPTION                                            VALUE
--------------  -------------------------------------------------------------------------------------  --------------
RIGHTS -- 0.0%

                ELECTRIC UTILITIES -- 0.0%
         4,887  Vistra Energy Corp. (e) .............................................................           3,592
         8,105  Vistra Energy Corp. Claim (e) (f) (g)................................................               0
                                                                                                       --------------
                                                                                                                3,592
                                                                                                       --------------


                     See Notes to Portfolio of Investments


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


    SHARES                                           DESCRIPTION                                            VALUE
--------------  -------------------------------------------------------------------------------------  --------------
RIGHTS (CONTINUED)

                LIFE SCIENCES TOOLS & SERVICES -- 0.0%
             1  New Millennium Holdco, Inc., Corporate Claim Trust (e) (f) (g) (h) ..................  $            0
             1  New Millennium Holdco, Inc., Corporate Claim Trust (e) (f) (g) (h) ..................               0
                                                                                                       --------------
                                                                                                                    0
                                                                                                       --------------
                TOTAL RIGHTS ........................................................................           3,592
                (Cost $8,491)                                                                          --------------

MONEY MARKET FUNDS -- 3.1%

    48,477,417  Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional
                   Class - 2.28% (i) ................................................................      48,477,417
                (Cost $48,477,417)                                                                     --------------

                TOTAL INVESTMENTS -- 100.2%..........................................................   1,583,894,559
                (Cost $1,622,997,326) (j)
                NET OTHER ASSETS AND LIABILITIES -- (0.2)%...........................................      (2,561,478)
                                                                                                       --------------
                NET ASSETS -- 100.0%.................................................................  $1,581,333,081
                                                                                                       ==============


-----------------------------

(a)   Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.

(b)   Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(c)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities
      Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the
      "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2019, securities noted as such amounted to $91,202,219 or 5.8% of net assets.

(d)   Senior Payment-in-kind ("PIK") Toggle Note. The issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in
      PIK interest. Interest paid in cash will accrue at the rate of 8.50% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2018 through to January 31,
      2019), this security paid all of its interest in cash.

(e)   Non-income producing security.

(f)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2019, securities noted as such are valued at $0 or
      0.0% of net assets.

(g)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Portfolio of
      Investments).

(h)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor.

(i)   Rate shown reflects yield as of January 31, 2019.

(j)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $731,318 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $39,834,085. The net unrealized depreciation was $39,102,767.

                     See Notes to Portfolio of Investments


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)

LIBOR - London Interbank Offered Rate

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31,
2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio
of Investments):


                                                                                LEVEL 2          LEVEL 3
                                                 TOTAL           LEVEL 1      SIGNIFICANT      SIGNIFICANT
                                                VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                               1/31/2019         PRICES          INPUTS           INPUTS
                                             --------------   ------------   --------------   --------------
Senior Floating-Rate Loan Interests*.......  $1,409,000,767   $         --   $1,409,000,767   $           --
Corporate Bonds*...........................     112,145,884             --      112,145,884               --
Foreign Corporate Bonds*...................      14,266,899             --       14,266,899               --
Rights
    Electric Utilities.....................           3,592             --            3,592               --**
     Life Science Tools & Services.........              --**           --               --               --**
Money Market Funds.........................      48,477,417     48,477,417               --               --
                                             --------------   ------------   --------------   --------------
Total Investments..........................  $1,583,894,559   $ 48,477,417   $1,535,417,142   $           --**
                                             ==============   ============   ==============   ==============


*  See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

Level 3 Rights are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments. These values are based on unobservable and non-quantitative inputs.

                     See Notes to Portfolio of Investments


NOTES TO PORTFOLIO OF INVESTMENTS

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          JANUARY 31, 2019 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nine funds that are offering shares. This report covers the First Trust Senior Loan Fund (the "Fund"), which trades under the ticker "FTSL" on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m.
Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

Senior floating-rate bank loans ("Senior Loans")(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior
Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete.
Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior
Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          JANUARY 31, 2019 (UNAUDITED)

Exchange-traded funds and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative
Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's
Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3)    the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4)    issuer-specific conditions (such as significant credit
            deterioration); and

      5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

       1)   the fundamental business data relating to the borrower/issuer;

       2)   an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of the security;

       4)   the financial statements of the borrower/issuer;

       5)   the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

       6)   the information as to any transactions in or offers for the security;

       7)   the price and extent of public trading in similar securities (or equity securities) of the borrower/issuer, or comparable companies;

       8)   the coupon payments;

       9)   the quality, value and salability of collateral, if any, securing the security;

      10)   the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management;

      11)   the prospects for the borrower's/issuer's industry, and multiples
            (of earnings and/or cash flows) being paid for similar businesses in that industry;

      12)   borrower's/issuer's competitive position within the industry;


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          JANUARY 31, 2019 (UNAUDITED)

      13)   borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

      14)   other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2019 is included with the Fund's Portfolio of Investments.


B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans.
Interest income on such Senior Loans is not accrued until settlement date. The
Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery, or forward purchase commitments as of
January 31, 2019.

C. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had no unfunded loan commitments as of January
31, 2019.


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS -- 72.0%

                ALTERNATIVE CARRIERS -- 0.9%
$      500,000  Level 3 Financing, Inc. ................................      5.38%        08/15/22    $      505,150
       500,000  Level 3 Financing, Inc. ................................      5.13%        05/01/23           497,500
     2,000,000  Level 3 Financing, Inc. ................................      5.38%        01/15/24         1,995,000
     7,437,000  Level 3 Parent LLC (a)..................................      5.75%        12/01/22         7,455,593
                                                                                                       --------------
                                                                                                           10,453,243
                                                                                                       --------------

                APPLICATION SOFTWARE -- 2.4%
       250,000  Infor US, Inc. (b)......................................      5.75%        08/15/20           254,013
    11,320,000  Infor US, Inc. (a)......................................      6.50%        05/15/22        11,560,550
    15,471,000  RP Crown Parent LLC (a) (b).............................      7.38%        10/15/24        15,780,420
                                                                                                       --------------
                                                                                                           27,594,983
                                                                                                       --------------

                AUTO PARTS & EQUIPMENT -- 2.2%
     7,061,000  American Axle & Manufacturing, Inc. ....................      6.63%        10/15/22         7,193,394
     5,000,000  American Axle & Manufacturing, Inc. ....................      6.25%        04/01/25         4,881,250
     7,514,000  Cooper-Standard Automotive, Inc. (b)....................      5.63%        11/15/26         6,818,955
     3,500,000  Gates Global LLC / Gates Global Co. (b).................      6.00%        07/15/22         3,531,675
     2,758,000  LKQ Corp. ..............................................      4.75%        05/15/23         2,785,580
                                                                                                       --------------
                                                                                                           25,210,854
                                                                                                       --------------

                AUTOMOTIVE RETAIL -- 0.3%
     3,819,000  KAR Auction Services, Inc. (b)..........................      5.13%        06/01/25         3,699,007
                                                                                                       --------------

                BROADCASTING -- 7.3%
    26,086,000  Gray Television, Inc. (a) (b)...........................      5.88%        07/15/26        25,694,710
     4,000,000  Gray Television, Inc. (b)...............................      7.00%        05/15/27         4,151,600
     4,200,000  Nexstar Broadcasting, Inc. (b)..........................      6.13%        02/15/22         4,242,000
     1,375,000  Nexstar Broadcasting, Inc. .............................      5.88%        11/15/22         1,395,625
    16,392,000  Nexstar Broadcasting, Inc. (a) (b)......................      5.63%        08/01/24        15,900,240
       495,000  Sinclair Television Group, Inc. ........................      5.38%        04/01/21           496,856
    19,421,000  Sinclair Television Group, Inc. (a) (b).................      5.63%        08/01/24        18,857,791
    10,599,000  Sinclair Television Group, Inc. (a) (b).................      5.88%        03/15/26        10,214,786
     2,894,000  Sinclair Television Group, Inc. (b).....................      5.13%        02/15/27         2,648,010
                                                                                                       --------------
                                                                                                           83,601,618
                                                                                                       --------------

                BUILDING PRODUCTS -- 1.7%
     3,789,000  CEMEX Finance LLC (b)...................................      6.00%        04/01/24         3,870,501
       235,000  Jeld-Wen, Inc. (b)......................................      4.63%        12/15/25           213,850
     2,085,000  Jeld-Wen, Inc. (b)......................................      4.88%        12/15/27         1,850,438
     2,745,000  Lennar Corp. ...........................................      5.88%        11/15/24         2,820,488
     6,785,000  Lennar Corp. (a)........................................      5.25%        06/01/26         6,640,818
     2,500,000  Standard Industries, Inc. (b)...........................      5.50%        02/15/23         2,550,000
       417,000  Standard Industries, Inc. (b)...........................      5.38%        11/15/24           415,436
       295,000  Standard Industries, Inc. (b)...........................      6.00%        10/15/25           297,950
       892,000  Standard Industries, Inc. (b)...........................      5.00%        02/15/27           836,250
                                                                                                       --------------
                                                                                                           19,495,731
                                                                                                       --------------

                CABLE & SATELLITE -- 4.9%
     2,133,000  Cablevision Systems Corp. ..............................      8.00%        04/15/20         2,223,653
    16,200,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a).......      5.75%        01/15/24        16,564,499
     2,175,000  CCO Holdings LLC / CCO Holdings Capital Corp. (b).......      5.88%        04/01/24         2,235,335
     5,076,000  CCO Holdings LLC / CCO Holdings Capital Corp. (b).......      5.75%        02/15/26         5,164,830
     1,500,000  CCO Holdings LLC / CCO Holdings Capital Corp. (b).......      5.50%        05/01/26         1,500,000
     2,828,000  CCO Holdings LLC / CCO Holdings Capital Corp. (b).......      5.13%        05/01/27         2,739,540
     1,000,000  CSC Holdings LLC (b)....................................     10.13%        01/15/23         1,082,300
    12,107,000  CSC Holdings LLC (a) (b)................................      7.75%        07/15/25        12,712,349
     9,183,000  CSC Holdings LLC (a) (b)................................      5.50%        05/15/26         9,114,128


                     See Notes to Portfolio of Investments


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                CABLE & SATELLITE (CONTINUED)
$      819,000  CSC Holdings LLC (b)....................................      5.50%        04/15/27    $      802,603
     1,800,000  CSC Holdings LLC (b)....................................      5.38%        02/01/28         1,734,750
       800,000  CSC Holdings LLC (b)....................................      7.50%        04/01/28           826,000
       100,000  Mediacom Broadband LLC / Mediacom Broadband Corp. ......      5.50%        04/15/21           100,125
                                                                                                       --------------
                                                                                                           56,800,112
                                                                                                       --------------

                CASINOS & GAMING -- 6.0%
     2,100,000  Boyd Gaming Corp. ......................................      6.38%        04/01/26         2,149,875
    22,270,000  Caesars Resort Collection LLC / CRC Finco, Inc. (a) (b).      5.25%        10/15/25        20,905,962
     1,863,000  Eldorado Resorts, Inc. .................................      6.00%        04/01/25         1,883,027
       426,000  Eldorado Resorts, Inc. (b) .............................      6.00%        09/15/26           427,065
       150,000  GLP Capital LP / GLP Financing II, Inc. ................      5.38%        04/15/26           153,575
     3,000,000  Golden Nugget, Inc. (b).................................      6.75%        10/15/24         3,007,500
     1,500,000  MGM Growth Properties Operating Partnership LP / MGP
                   Finance Co.-Issuer, Inc. (b).........................      5.75%        02/01/27         1,514,775
     8,600,000  MGM Resorts International (a)...........................      7.75%        03/15/22         9,363,250
     5,100,000  MGM Resorts International (a)...........................      6.00%        03/15/23         5,304,000
     5,950,000  MGM Resorts International ..............................      5.75%        06/15/25         6,009,500
     4,439,000  Penn National Gaming, Inc. (b)..........................      5.63%        01/15/27         4,183,758
    10,045,000  Station Casinos LLC (a) (b).............................      5.00%        10/01/25         9,618,087
     4,500,000  Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (b)...      5.50%        03/01/25         4,393,125
       410,000  Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (b)...      5.25%        05/15/27           383,863
                                                                                                       --------------
                                                                                                           69,297,362
                                                                                                       --------------

                COAL & CONSUMABLE FUELS -- 0.1%
       483,000  Peabody Energy Corp. (b)................................      6.00%        03/31/22           484,208
       967,000  Peabody Energy Corp. (b)................................      6.38%        03/31/25           935,572
                                                                                                       --------------
                                                                                                            1,419,780
                                                                                                       --------------

                CONSTRUCTION MATERIALS -- 0.2%
     2,286,000  Summit Materials LLC / Summit Materials Finance Corp. ..      6.13%        07/15/23         2,313,889
                                                                                                       --------------

                CONSUMER FINANCE -- 0.3%
     3,406,000  FirstCash, Inc. (b).....................................      5.38%        06/01/24         3,423,030
                                                                                                       --------------

                DIVERSIFIED METALS & MINING -- 1.1%
    12,256,000  Freeport-McMoRan, Inc. (a)..............................      6.88%        02/15/23        12,853,480
                                                                                                       --------------

                DIVERSIFIED REAL ESTATE ACTIVITIES -- 2.3%
     5,810,000  KB Home (a).............................................      7.00%        12/15/21         6,129,550
     1,725,000  KB Home ................................................      7.63%        05/15/23         1,822,031
     1,000,000  Meritage Homes Corp. ...................................      7.00%        04/01/22         1,055,000
     4,302,000  PulteGroup, Inc. .......................................      5.50%        03/01/26         4,339,643
     5,500,000  Taylor Morrison Communities, Inc. ......................      6.63%        05/15/22         5,603,125
     7,914,000  TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. (a).....      5.88%        06/15/24         7,656,795
                                                                                                       --------------
                                                                                                           26,606,144
                                                                                                       --------------

                ELECTRIC UTILITIES -- 0.3%
     3,000,000  Vistra Operations Co. LLC (b)...........................      5.63%        02/15/27         3,020,625
                                                                                                       --------------

                FERTILIZERS & AGRICULTURAL CHEMICALS -- 0.0%
       100,000  Scotts Miracle-Gro (The) Co. ...........................      6.00%        10/15/23           102,500
                                                                                                       --------------

                HEALTH CARE EQUIPMENT -- 0.2%
       405,000  Hill-Rom Holdings, Inc. (b).............................      5.75%        09/01/23           417,656


                     See Notes to Portfolio of Investments


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                HEALTH CARE EQUIPMENT (CONTINUED)
$    1,346,000  Kinetic Concepts, Inc. / KCI USA, Inc. (b)..............      7.88%        02/15/21    $    1,374,603
                                                                                                       --------------
                                                                                                            1,792,259
                                                                                                       --------------

                HEALTH CARE FACILITIES -- 8.2%
       250,000  Acadia Healthcare Co., Inc. ............................      6.50%        03/01/24           247,500
       250,000  Encompass Health Corp. .................................      5.13%        03/15/23           252,738
    14,303,000  Encompass Health Corp. (a)..............................      5.75%        11/01/24        14,517,545
       250,000  Encompass Health Corp...................................      5.75%        09/15/25           253,750
     7,019,000  HCA, Inc. (a)...........................................      5.38%        02/01/25         7,262,488
     6,530,000  HCA, Inc. ..............................................      5.88%        02/15/26         6,905,475
     1,000,000  HCA, Inc. ..............................................      5.88%        02/01/29         1,048,750
    21,587,000  Select Medical Corp. (a)................................      6.38%        06/01/21        21,775,886
    12,353,000  Tenet Healthcare Corp. (a) (b)..........................      7.50%        01/01/22        12,850,208
    27,514,000  Tenet Healthcare Corp. (a)..............................      8.13%        04/01/22        28,889,699
     1,000,000  Universal Health Services, Inc. (b).....................      5.00%        06/01/26         1,008,700
                                                                                                       --------------
                                                                                                           95,012,739
                                                                                                       --------------

                HEALTH CARE SERVICES -- 2.1%
     5,800,000  DaVita, Inc. ...........................................      5.13%        07/15/24         5,743,740
     1,976,000  DaVita, Inc. ...........................................      5.00%        05/01/25         1,909,310
    11,225,000  MEDNAX, Inc. (a) (b)....................................      5.25%        12/01/23        11,281,125
     5,000,000  MEDNAX, Inc. (b)........................................      6.25%        01/15/27         5,050,000
                                                                                                       --------------
                                                                                                           23,984,175
                                                                                                       --------------

                HEALTH CARE TECHNOLOGY -- 1.2%
    14,663,000  Change Healthcare Holdings LLC / Change Healthcare
                   Finance, Inc. (a) (b)................................      5.75%        03/01/25        14,094,809
                                                                                                       --------------

                HOTELS, RESORTS & CRUISE LINES -- 0.3%
     3,600,000  ESH Hospitality, Inc. (b)...............................      5.25%        05/01/25         3,567,960
                                                                                                       --------------

                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
       970,000  Calpine Corp. (b).......................................      6.00%        01/15/22           980,913
                                                                                                       --------------

                INDUSTRIAL CONGLOMERATES -- 0.0%
       235,000  RBS Global, Inc. / Rexnord LLC (b)......................      4.88%        12/15/25           227,950
                                                                                                       --------------

                INDUSTRIAL MACHINERY -- 0.5%
     5,574,000  SPX FLOW, Inc. (b)......................................      5.63%        08/15/24         5,490,390
       858,000  SPX FLOW, Inc. (b)......................................      5.88%        08/15/26           849,420
                                                                                                       --------------
                                                                                                            6,339,810
                                                                                                       --------------

                INSURANCE BROKERS -- 1.9%
    19,319,000  AmWINS Group, Inc. (a) (b)..............................      7.75%        07/01/26        19,367,298
     2,620,000  HUB International Ltd. (b)..............................      7.00%        05/01/26         2,547,950
                                                                                                       --------------
                                                                                                           21,915,248
                                                                                                       --------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 0.9%
    10,851,000  Zayo Group LLC / Zayo Capital, Inc. (a) (b).............      5.75%        01/15/27        10,511,255
                                                                                                       --------------

                INVESTMENT BANKING & BROKERAGE -- 0.5%
     5,740,000  LPL Holdings, Inc. (b)..................................      5.75%        09/15/25         5,658,492
                                                                                                       --------------

                IT CONSULTING & OTHER SERVICES -- 0.1%
       725,000  CDK Global, Inc. .......................................      5.88%        06/15/26           743,343
                                                                                                       --------------

                LEISURE FACILITIES -- 3.4%
     1,850,000  Cedar Fair LP / Canada's Wonderland Co. / Magnum
                   Management Corp. / Millennium Op ....................      5.38%        04/15/27         1,845,375


                     See Notes to Portfolio of Investments


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                LEISURE FACILITIES (CONTINUED)
$   12,320,000  Constellation Merger Sub, Inc. (a) (b)..................      8.50%        09/15/25    $   11,904,200
    18,250,000  Six Flags Entertainment Corp. (a) (b)...................      4.88%        07/31/24        18,113,125
     7,354,000  Six Flags Entertainment Corp. (b).......................      5.50%        04/15/27         7,317,230
                                                                                                       --------------
                                                                                                           39,179,930
                                                                                                       --------------

                LIFE SCIENCES TOOLS & SERVICES -- 0.9%
       800,000  IQVIA, Inc. (b).........................................      5.00%        10/15/26           804,000
     7,683,000  Jaguar Holding Co. II / Pharmaceutical Product
                   Development LLC (a) (b)..............................      6.38%        08/01/23         7,663,793
     1,360,000  Syneos Health, Inc. / inVentiv Health, Inc. / inVentiv
                   Health Clinical, Inc. (b)............................      7.50%        10/01/24         1,439,900
       412,000  West Street Merger Sub, Inc. (b)........................      6.38%        09/01/25           374,920
                                                                                                       --------------
                                                                                                           10,282,613
                                                                                                       --------------

                MANAGED HEALTH CARE -- 3.8%
     2,667,000  Centene Corp. ..........................................      6.13%        02/15/24         2,800,350
    27,702,000  MPH Acquisition Holdings LLC (a) (b)....................      7.13%        06/01/24        27,577,340
     4,017,000  Polaris Intermediate Corp. (b) (c)......................      8.50%        12/01/22         3,901,511
     9,000,000  WellCare Health Plans, Inc. (a).........................      5.25%        04/01/25         9,168,750
                                                                                                       --------------
                                                                                                           43,447,951
                                                                                                       --------------

                METAL & GLASS CONTAINERS -- 0.6%
     2,000,000  Berry Global, Inc. .....................................      5.50%        05/15/22         2,020,580
       961,000  Berry Global, Inc. (b)..................................      4.50%        02/15/26           908,145
     3,610,000  Owens-Brockway Glass Container, Inc. (b)................      5.88%        08/15/23         3,749,888
       350,000  Owens-Brockway Glass Container, Inc. (b)................      6.38%        08/15/25           367,500
                                                                                                       --------------
                                                                                                            7,046,113
                                                                                                       --------------

                MOVIES & ENTERTAINMENT -- 1.3%
     3,000,000  AMC Entertainment Holdings, Inc. .......................      5.88%        02/15/22         3,007,500
     7,769,000  AMC Entertainment Holdings, Inc. (a)....................      5.75%        06/15/25         7,195,259
     4,254,000  Cinemark USA, Inc. (a)..................................      4.88%        06/01/23         4,222,095
       828,000  Live Nation Entertainment, Inc. (b).....................      5.63%        03/15/26           838,350
                                                                                                       --------------
                                                                                                           15,263,204
                                                                                                       --------------

                OIL & GAS EXPLORATION & PRODUCTION -- 1.8%
     3,700,000  Murphy Oil Corp. .......................................      6.88%        08/15/24         3,893,242
     3,250,000  Sanchez Energy Corp. ...................................      7.75%        06/15/21           617,500
     3,125,000  Sanchez Energy Corp. ...................................      6.13%        01/15/23           562,500
    11,239,000  Tallgrass Energy Partners LP / Tallgrass Energy Finance
                   Corp. (a) (b)........................................      5.50%        09/15/24        11,323,293
     4,785,000  Tallgrass Energy Partners LP / Tallgrass Energy Finance
                   Corp. (b)............................................      5.50%        01/15/28         4,687,625
                                                                                                       --------------
                                                                                                           21,084,160
                                                                                                       --------------

                OIL & GAS REFINING & MARKETING -- 0.0%
       415,000  Murphy Oil USA, Inc. ...................................      5.63%        05/01/27           410,850
                                                                                                       --------------

                OIL & GAS STORAGE & TRANSPORTATION -- 1.7%
    14,533,000  Crestwood Midstream Partners LP / Crestwood Midstream
                   Finance Corp. (a)....................................      6.25%        04/01/23        14,732,828
     4,000,000  Crestwood Midstream Partners LP / Crestwood Midstream
                   Finance Corp. .......................................      5.75%        04/01/25         3,941,200
     1,035,000  Holly Energy Partners LP / Holly Energy Finance
                   Corp. (b)............................................      6.00%        08/01/24         1,047,938
                                                                                                       --------------
                                                                                                           19,721,966
                                                                                                       --------------


                     See Notes to Portfolio of Investments


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                PACKAGED FOODS & MEATS -- 1.8%
$    2,190,000  B&G Foods, Inc. ........................................      5.25%        04/01/25    $    2,155,508
     6,315,000  Post Holdings, Inc. (b).................................      5.50%        03/01/25         6,275,531
     8,996,000  Post Holdings, Inc. (a) (b).............................      5.00%        08/15/26         8,547,999
     3,240,000  Post Holdings, Inc. (b).................................      5.75%        03/01/27         3,190,784
                                                                                                       --------------
                                                                                                           20,169,822
                                                                                                       --------------

                PAPER PACKAGING -- 1.5%
    16,543,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer
                   LLC / Reynolds Group Issuer Lu (a) (b)...............      7.00%        07/15/24        16,946,236
                                                                                                       --------------

                PHARMACEUTICALS -- 2.4%
     4,028,000  Eagle Holding Co. II LLC (b) (d)........................      7.63%        05/15/22         4,038,070
    17,865,000  Endo Finance LLC / Endo Finco, Inc. (a) (b).............      7.25%        01/15/22        16,927,088
     6,248,000  Horizon Pharma USA, Inc. ...............................      6.63%        05/01/23         6,248,000
                                                                                                       --------------
                                                                                                           27,213,158
                                                                                                       --------------

                REAL ESTATE SERVICES -- 1.0%
    12,680,000  Realogy Group LLC / Realogy Co-Issuer Corp. (a) (b).....      4.88%        06/01/23        11,507,100
                                                                                                       --------------

                RESTAURANTS -- 0.6%
       661,000  Brinker International, Inc. (b).........................      5.00%        10/01/24           634,560
     6,918,000  IRB Holding Corp. (b)...................................      6.75%        02/15/26         6,485,625
                                                                                                       --------------
                                                                                                            7,120,185
                                                                                                       --------------

                SECURITY & ALARM SERVICES -- 0.0%
       291,000  Brink's (The) Co. (b)...................................      4.63%        10/15/27           277,178
                                                                                                       --------------

                SPECIALIZED CONSUMER SERVICES -- 0.2%
     2,000,000  Aramark Services, Inc. .................................      4.75%        06/01/26         1,970,000
       481,000  Aramark Services, Inc. (b)..............................      5.00%        02/01/28           470,779
                                                                                                       --------------
                                                                                                            2,440,779
                                                                                                       --------------

                TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 2.1%
     1,850,000  Dell International LLC / EMC Corp. (b)..................      5.88%        06/15/21         1,884,801
    14,800,000  Dell International LLC / EMC Corp. (a) (b)..............      7.13%        06/15/24        15,626,434
     6,440,000  Dell International LLC / EMC Corp. (b)..................      6.02%        06/15/26         6,745,726
                                                                                                       --------------
                                                                                                           24,256,961
                                                                                                       --------------

                TRADING COMPANIES & DISTRIBUTORS -- 1.8%
     4,940,000  Ashtead Capital, Inc. (b)...............................      4.13%        08/15/25         4,742,400
    10,325,000  United Rentals North America, Inc. (a)..................      5.75%        11/15/24        10,621,844
       250,000  United Rentals North America, Inc. .....................      5.50%        07/15/25           253,750
     2,948,000  United Rentals North America, Inc. .....................      5.88%        09/15/26         3,003,275
       764,000  United Rentals North America, Inc. .....................      6.50%        12/15/26           794,560
       945,000  United Rentals North America, Inc. .....................      5.50%        05/15/27           933,471
                                                                                                       --------------
                                                                                                           20,349,300
                                                                                                       --------------

                WIRELESS TELECOMMUNICATION SERVICES -- 1.1%
     9,469,000  SBA Communications Corp. (a)............................      4.88%        09/01/24         9,516,345
     2,000,000  Sprint Capital Corp. ...................................      6.90%        05/01/19         2,020,500
     1,180,000  T-Mobile USA, Inc. .....................................      5.13%        04/15/25         1,196,225


                     See Notes to Portfolio of Investments


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                WIRELESS TELECOMMUNICATION SERVICES (CONTINUED)
$      416,000  T-Mobile USA, Inc. .....................................      4.50%        02/01/26    $      407,160
                                                                                                       --------------
                                                                                                           13,140,230
                                                                                                       --------------
                TOTAL CORPORATE BONDS................................................................     830,579,047
                (Cost $840,479,185)                                                                    --------------

FOREIGN CORPORATE BONDS -- 8.8%

                APPLICATION SOFTWARE -- 0.1%
     1,000,000  Open Text Corp. (b).....................................      5.88%        06/01/26         1,035,000
                                                                                                       --------------

                AUTO PARTS & EQUIPMENT -- 0.1%
       965,000  Delphi Technologies PLC (b).............................      5.00%        10/01/25           829,900
                                                                                                       --------------

                AUTOMOBILE MANUFACTURERS -- 0.5%
     5,651,000  Fiat Chrysler Automobiles NV ...........................      5.25%        04/15/23         5,728,645
                                                                                                       --------------

                BUILDING PRODUCTS -- 1.8%
     9,000,000  Cemex SAB de C.V. (a) (b)...............................      7.75%        04/16/26         9,742,500
    11,158,000  Masonite International Corp. (a) (b)....................      5.63%        03/15/23        11,314,770
       100,000  Masonite International Corp. (b)........................      5.75%        09/15/26            97,500
                                                                                                       --------------
                                                                                                           21,154,770
                                                                                                       --------------

                CABLE & SATELLITE -- 1.5%
       200,000  Unitymedia GmbH (b).....................................      6.13%        01/15/25           207,500
     6,183,000  Virgin Media Finance PLC (b)............................      6.00%        10/15/24         6,285,329
     1,654,000  Virgin Media Finance PLC (b)............................      5.75%        01/15/25         1,636,021
     2,000,000  Virgin Media Secured Finance PLC (b)....................      5.25%        01/15/26         1,977,500
     7,073,000  Virgin Media Secured Finance PLC (b)....................      5.50%        08/15/26         6,966,905
                                                                                                       --------------
                                                                                                           17,073,255
                                                                                                       --------------

                CASINOS & GAMING -- 0.7%
     3,329,000  International Game Technology PLC (b)...................      6.25%        02/15/22         3,462,160
       200,000  International Game Technology PLC (b)...................      6.25%        01/15/27           203,125
     1,673,000  Melco Resorts Finance Ltd. (b)..........................      4.88%        06/06/25         1,576,448
     1,000,000  Stars Group Holdings BV / Stars Group US Co-Borrower
                   LLC (b)..............................................      7.00%        07/15/26         1,017,800
     2,000,000  Wynn Macau Ltd. (b).....................................      4.88%        10/01/24         1,865,000
                                                                                                       --------------
                                                                                                            8,124,533
                                                                                                       --------------

                DIVERSIFIED REAL ESTATE ACTIVITIES -- 0.6%
     1,275,000  Taylor Morrison Communities, Inc. / Taylor Morrison
                   Holdings II, Inc. (a) (b)............................      5.25%        04/15/21         1,281,375
     5,346,000  Taylor Morrison Communities, Inc. / Taylor Morrison
                   Holdings II, Inc. (b)................................      5.88%        04/15/23         5,319,270
       804,000  Taylor Morrison Communities, Inc. / Taylor Morrison
                   Holdings II, Inc. (b)................................      5.63%        03/01/24           791,940
                                                                                                       --------------
                                                                                                            7,392,585
                                                                                                       --------------

                DIVERSIFIED SUPPORT SERVICES -- 0.1%
       950,000  Ritchie Bros Auctioneers, Inc. (b)......................      5.38%        01/15/25           959,500
                                                                                                       --------------

                OIL & GAS DRILLING -- 0.1%
       900,000  Weatherford International Ltd. .........................      9.88%        02/15/24           589,500
                                                                                                       --------------

                PHARMACEUTICALS -- 2.3%
       626,000  Advanz Pharma Corp. ....................................      8.00%        09/06/24           599,395
     7,835,000  Bausch Health Cos., Inc. (b)............................      5.63%        12/01/21         7,849,690


                     See Notes to Portfolio of Investments


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
FOREIGN CORPORATE BONDS (CONTINUED)

                PHARMACEUTICALS (CONTINUED)
$   12,667,000  Bausch Health Cos., Inc. (a) (b)........................      5.88%        05/15/23    $   12,445,327
     4,250,000  Mallinckrodt International Finance SA/Mallinckrodt CB
                   LLC (b)..............................................      5.75%        08/01/22         3,878,125
     1,000,000  Mallinckrodt International Finance SA/Mallinckrodt CB
                   LLC (b)..............................................      5.63%        10/15/23           848,750
     1,750,000  Mallinckrodt International Finance SA/Mallinckrodt CB
                   LLC (b)..............................................      5.50%        04/15/25         1,365,000
                                                                                                       --------------
                                                                                                           26,986,287
                                                                                                       --------------

                RESTAURANTS -- 1.0%
     2,000,000  1011778 BC ULC / New Red Finance, Inc. (b)..............      4.25%        05/15/24         1,940,000
     9,458,000  1011778 BC ULC / New Red Finance, Inc. (a) (b)..........      5.00%        10/15/25         9,150,615
                                                                                                       --------------
                                                                                                           11,090,615
                                                                                                       --------------
                TOTAL FOREIGN CORPORATE BONDS........................................................     100,964,590
                (Cost $101,309,517)                                                                    --------------

  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (e)     MATURITY (f)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 38.6%

                AEROSPACE & DEFENSE -- 0.4%
       427,899  Transdigm, Inc., Term Loan F, 1 Mo. LIBOR + 2.50%, 0.00%
                   Floor ...............................................      5.00%        06/09/23           418,451
     3,701,628  Transdigm, Inc., Tranche E Term Loan, 1 Mo. LIBOR +
                   2.50%, 0.00% Floor ..................................      5.00%        05/30/25         3,603,424
                                                                                                       --------------
                                                                                                            4,021,875
                                                                                                       --------------

                APPLICATION SOFTWARE -- 3.5%
     2,395,678  CCC Information Services, Inc., Term Loan B, 1 Mo.
                   LIBOR + 3.00%, 1.00% Floor ..........................      5.50%        04/26/24         2,329,797
     6,279,713  Informatica Corp., Term Loan B, 1 Mo. LIBOR + 3.25%,
                   0.00% Floor .........................................      5.75%        08/06/22         6,256,164
     5,090,748  Kronos, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00%
                   Floor ...............................................      5.54%        11/01/23         4,984,962
     1,300,458  Micro Focus International (MA Financeco, LLC), Miami
                   Escrow Term Loan B3, 1 Mo. LIBOR + 2.50%, 0.00%
                   Floor ...............................................      5.00%        06/21/24         1,256,021
     8,782,311  Micro Focus International (MA Financeco, LLC), Seattle
                   Spinco Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00%
                   Floor ...............................................      5.00%        06/21/24         8,482,219
    13,610,815  Mitchell International, Inc., 1st Lien Term Loan, 1 Mo.
                   LIBOR + 3.25%, 0.00% Floor ..........................      5.75%        11/30/24        13,025,958
     3,175,819  Qlik Technologies (Project Alpha Intermediate Holding,
                   Inc.), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00%
                   Floor ...............................................      6.37%        04/26/24         3,086,515
       459,313  RP Crown Parent (JDA Software Group), Term Loan B, 1 Mo.
                   LIBOR + 2.75%, 1.00% Floor ..........................      5.25%        10/12/23           451,275
                                                                                                       --------------
                                                                                                           39,872,911
                                                                                                       --------------

                ASSET MANAGEMENT & CUSTODY BANKS -- 0.2%
     2,000,000  Victory Capital Holdings, Term Loan B, 3 Mo. LIBOR +
                   2.75%, 0.00% Floor ..................................      5.55%        02/15/25         1,987,500
                                                                                                       --------------

                AUTO PARTS & EQUIPMENT -- 1.0%
     5,954,774  Gates Global LLC, Initial B-2 Dollar Term Loan, 1 Mo.
                   LIBOR + 2.75%, 1.00% Floor ..........................      5.25%        03/31/24         5,822,816


                     See Notes to Portfolio of Investments


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (e)     MATURITY (f)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                AUTO PARTS & EQUIPMENT (CONTINUED)
$    4,715,088  Lumileds (Bright Bidco B.V.), Term Loan B, 1 Mo. LIBOR +
                   3.50%, 1.00% Floor ..................................      6.00%        06/30/24    $    3,529,243
     2,259,427  Lumileds (Bright Bidco B.V.), Term Loan B, 3 Mo. LIBOR +
                   3.50%, 1.00% Floor ..................................      6.30%        06/30/24         1,691,181
                                                                                                       --------------
                                                                                                           11,043,240
                                                                                                       --------------

                BROADCASTING -- 0.7%
     2,595,376  Cumulus Media Holdings, Inc., Exit Term Loan, 1 Mo.
                   LIBOR + 4.50%, 1.00% Floor ..........................      7.00%        05/15/22         2,501,293
       746,888  Gray Television, Inc., Term Loan C, 1 Mo. LIBOR + 2.50%,
                   0.00% Floor .........................................      5.02%        01/02/26           735,998
     5,363,556  Tribune Media Co., (fka Tribune Co.), Extended Term
                   Loan C, 1 Mo. LIBOR + 3.00%, 0.75% Floor ............      5.50%        01/27/24         5,330,034
                                                                                                       --------------
                                                                                                            8,567,325
                                                                                                       --------------

                BUILDING PRODUCTS -- 0.4%
       120,506  JELD-WEN, Inc., Term Loan B, 3 Mo. LIBOR + 2.00%, 0.00%
                   Floor ...............................................      4.80%        12/07/24           116,665
     4,321,726  Quikrete Holdings, Inc., Term Loan B, 1 Mo. LIBOR +
                   2.75%, 0.00% Floor ..................................      5.25%        11/15/23         4,183,301
                                                                                                       --------------
                                                                                                            4,299,966
                                                                                                       --------------

                CASINOS & GAMING -- 2.9%
     1,253,660  Caesars Resort Collection LLC, Term Loan B, 1 Mo.
                   LIBOR + 2.75%, 0.00% Floor ..........................      5.25%        12/22/24         1,235,019
     4,667,750  Golden Nugget, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                   0.75% Floor .........................................  5.25% - 5.26%    10/04/23         4,588,679
    28,375,460  Stars Group Holdings B.V. (Amaya), Term Loan B, 3 Mo.
                   LIBOR + 3.50%, 0.00% Floor ..........................      6.30%        07/28/25        28,075,530
                                                                                                       --------------
                                                                                                           33,899,228
                                                                                                       --------------

                ELECTRIC UTILITIES -- 0.8%
     9,785,543  Vistra Operations Co. LLC (TEX/TXU), 2018 Incremental
                   Term Loan B3, 1 Mo. LIBOR + 2.00%, 0.00% Floor ......  4.50% - 4.51%    12/31/25         9,592,572
                                                                                                       --------------

                ENVIRONMENTAL & FACILITIES SERVICES -- 0.1%
     1,079,373  Packers Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 3.00%,
                   1.00% Floor .........................................      5.51%        12/04/24         1,044,293
                                                                                                       --------------

                FOOD RETAIL -- 1.1%
     5,537,471  Albertson's LLC, Term Loan B5, 3 Mo. LIBOR + 3.00%,
                   0.75% Floor .........................................      5.82%        12/21/22         5,455,794
     7,518,442  Albertson's LLC, Term Loan B6, 3 Mo. LIBOR + 3.00%,
                   0.75% Floor .........................................      5.69%        06/22/23         7,396,267
                                                                                                       --------------
                                                                                                           12,852,061
                                                                                                       --------------

                HEALTH CARE EQUIPMENT -- 1.3%
     3,938,295  Acelity L.P., Inc. (Kinetic Concepts), Term Loan B,
                   3 Mo. LIBOR + 3.25%, 1.00% Floor ....................      6.05%        01/31/24         3,908,758
     5,538,244  DJO Finance LLC (ReAble Therapeutics Finance, LLC),
                   Initial Term Loan, 1 Mo. LIBOR + 3.25%, 1.00%
                   Floor ...............................................      5.77%        06/08/20         5,525,118
     5,551,845  DJO Finance LLC (ReAble Therapeutics Finance, LLC),
                   Initial Term Loan, 2 Mo. LIBOR + 3.25%, 1.00%
                   Floor ...............................................      5.88%        06/08/20         5,538,687
                                                                                                       --------------
                                                                                                           14,972,563
                                                                                                       --------------


                     See Notes to Portfolio of Investments


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (e)     MATURITY (f)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                HEALTH CARE FACILITIES -- 0.4%
$      946,902  Acadia Healthcare Co., Inc., Term Loan B4, 1 Mo. LIBOR +
                   2.50%, 0.00% Floor ..................................      5.00%        02/16/23    $      930,625
     4,269,696  Gentiva Health Services, Inc.(Kindred at Home), Term
                   Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor ............      6.25%        06/30/25         4,237,674
                                                                                                       --------------
                                                                                                            5,168,299
                                                                                                       --------------

                HEALTH CARE SERVICES -- 4.7%
     2,187,454  21st Century Oncology Holdings, Inc. (21st Century
                   Oncology Inc.), Tranche B Term Loan, 3 Mo. LIBOR +
                   6.13%, 1.00% Floor ..................................      8.91%        01/16/23         1,946,834
     1,069,946  Air Medical Group Holdings, Inc. (Global Medical
                   Response), 2018 New Term Loan, 1 Mo. LIBOR + 4.25%,
                   1.00% Floor .........................................      6.77%        03/14/25         1,003,074
     3,071,088  Air Medical Group Holdings, Inc. (Global Medical
                   Response), Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00%
                   Floor ...............................................      5.76%        04/28/22         2,881,694
     2,471,000  Air Methods Corp. (a/k/a ASP AMC Intermediate Holdings,
                   Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00%
                   Floor ...............................................      6.30%        04/21/24         2,007,688
     3,416,283  CDRH Parent, Inc. (Healogics, Inc.), Initial Term Loan
                   (First Lien), 3 Mo. LIBOR + 4.25%, 1.00% Floor ......      7.01%        07/01/21         3,057,574
     3,699,626  CHG Healthcare Services, Inc., Term Loan, 1 Mo. LIBOR +
                   3.00%, 1.00% Floor ..................................      5.50%        06/07/23         3,659,152
     8,129,544  CHG Healthcare Services, Inc., Term Loan, 3 Mo. LIBOR +
                   3.00%, 1.00% Floor ..................................      5.74%        06/07/23         8,040,608
     1,795,500  Dupage Medical Group (Midwest Physician), Term Loan B,
                   1 Mo. LIBOR + 2.75%, 0.75% Floor ....................      5.25%        08/15/24         1,725,170
    11,043,466  Envision Healthcare Corp., Term Loan B, 1 Mo. LIBOR +
                   3.75%, 0.00% Floor ..................................      6.25%        10/10/25        10,386,379
       242,598  Exam Works (Gold Merger Co., Inc.), Term Loan B, 1 Mo.
                   LIBOR + 3.25%, 1.00% Floor ..........................      5.75%        07/27/23           240,778
     4,843,854  Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR
                   + 3.25%, 1.00% Floor ................................      5.75%        08/31/24         4,709,437
     6,069,356  Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                   1.00% Floor .........................................      5.25%        02/06/24         5,447,247
     9,706,623  U.S. Renal Care, Inc., Term Loan B, 3 Mo. LIBOR + 4.25%,
                   1.00% Floor .........................................      7.05%        12/30/22         9,473,082
                                                                                                       --------------
                                                                                                           54,578,717
                                                                                                       --------------

                HOUSEHOLD APPLIANCES -- 0.7%
     8,779,312  Traeger Grills (TGP Holdings III LLC), Term Loan B,
                   3 Mo. LIBOR + 4.25%, 1.00% Floor ....................      7.05%        09/25/24         8,395,217
                                                                                                       --------------

                HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.6%
     7,100,321  Tempo Acquisition (Alight Solutions LLC), Term Loan B,
                   1 Mo. LIBOR + 3.00%, 0.00% Floor ....................      5.50%        05/01/24         6,960,871
                                                                                                       --------------

                HYPERMARKETS & SUPER CENTERS -- 1.0%
    12,204,035  BJ's Wholesale Club, Inc., Term Loan B, 1 Mo. LIBOR +
                   3.00%, 0.00% Floor ..................................      5.51%        02/03/24        12,088,829
                                                                                                       --------------

                INDUSTRIAL CONGLOMERATES -- 0.2%
     2,792,090  Accudyne Industries LLC, Term Loan B, 1 Mo. LIBOR +
                   3.00%, 1.00% Floor ..................................      5.50%        08/18/24         2,718,211
                                                                                                       --------------


                     See Notes to Portfolio of Investments


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (e)     MATURITY (f)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                INSURANCE BROKERS -- 1.4%
$      928,667  Alliant Holdings I, LLC, Initial Term Loan, 1 Mo.
                   LIBOR + 2.75%, 0.00% Floor ..........................      5.26%        05/09/25    $      891,910
     6,444,562  Amwins Group, Inc., Term Loan B (First Lien), 1 Mo.
                   LIBOR + 6.50%, 1.00% Floor ..........................      9.00%        01/25/24         6,306,005
         8,678  HUB International Ltd., Term Loan B, 2 Mo. LIBOR +
                   2.75%, 0.00% Floor ..................................      5.38%        04/25/25             8,356
     3,445,267  HUB International Ltd., Term Loan B, 3 Mo. LIBOR +
                   2.75%, 0.00% Floor ..................................      5.51%        04/25/25         3,317,137
     5,826,041  USI, Inc. (fka Compass Investors, Inc.), Term Loan B,
                   3 Mo. LIBOR + 3.00%, 0.00% Floor ....................      5.80%        05/15/24         5,578,434
                                                                                                       --------------
                                                                                                           16,101,842
                                                                                                       --------------

                LIFE SCIENCES TOOLS & SERVICES -- 1.5%
       396,593  Immucor, Inc., Term Loan B-3, 3 Mo. LIBOR + 5.00%, 1.00%
                   Floor ...............................................      7.80%        06/15/21           394,114
     1,699,013  Ortho-Clinical Diagnostics Holdings Luxembourg, Term
                   Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor ............      5.76%        05/31/25         1,641,672
    16,190,723  Parexel International Corp., Term Loan B, 1 Mo. LIBOR +
                   2.75%, 0.00% Floor ..................................      5.25%        09/27/24        15,300,234
                                                                                                       --------------
                                                                                                           17,336,020
                                                                                                       --------------

                MANAGED HEALTH CARE -- 0.3%
       388,703  Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%,
                   1.00% Floor .........................................      5.55%        06/07/23           375,705
     2,884,720  Versant Health (Wink Holdco, Inc.), Initial Term Loan,
                   1 Mo. LIBOR + 3.00%, 1.00% Floor ....................      5.50%        12/02/24         2,775,938
                                                                                                       --------------
                                                                                                            3,151,643
                                                                                                       --------------

                OTHER DIVERSIFIED FINANCIAL SERVICES -- 3.2%
    14,137,929  AlixPartners LLP, Term Loan B, 1 Mo. LIBOR + 2.75%,
                   0.00% Floor .........................................      5.25%        04/04/24        13,947,916
    19,002,910  Duff & Phelps Corp. (Deerfield Dakota), Initial Term
                   Loan, 1 Mo. LIBOR + 3.25%, 1.00% Floor ..............      5.75%        02/13/25        18,294,291
     4,178,509  Financial & Risk US Holdings, Inc. (Refinitiv), Initial
                   Dollar Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor...      6.25%        10/01/25         4,008,778
     1,040,559  First Data Corp., 2024A New Dollar Term Loan, 1 Mo.
                   LIBOR + 2.00%, 0.00% Floor ..........................      4.52%        04/26/24         1,036,334
                                                                                                       --------------
                                                                                                           37,287,319
                                                                                                       --------------

                PACKAGED FOODS & MEATS -- 0.3%
     1,217,060  Hostess Brands, LLC (HB Holdings), Term Loan B, 1 Mo.
                   LIBOR + 2.25%, 0.75% Floor ..........................      4.75%        08/03/22         1,173,452
     1,776,373  Hostess Brands, LLC (HB Holdings), Term Loan B, 3 Mo.
                   LIBOR + 2.25%, 0.75% Floor ..........................      4.99%        08/03/22         1,712,726
                                                                                                       --------------
                                                                                                            2,886,178
                                                                                                       --------------

                PAPER PACKAGING -- 0.5%
     5,702,440  Reynolds Group Holdings, Inc., U.S. Term Loan, 1 Mo.
                   LIBOR + 2.75%, 0.00% Floor ..........................      5.25%        02/05/23         5,616,391
                                                                                                       --------------

                PHARMACEUTICALS -- 4.6%
     3,419,955  Advanz Pharma(fka Concordia International Corp.), Dollar
                   Term Loan, 1 Mo. LIBOR + 5.50%, 1.00% Floor .........      8.02%        09/06/24         3,240,407


                     See Notes to Portfolio of Investments


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (e)     MATURITY (f)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                PHARMACEUTICALS (CONTINUED)
$   11,520,833  Bausch Health Cos., Inc. (Valeant), First Incremental
                   Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor .........      5.26%        06/01/25    $   11,351,592
    27,541,984  Bausch Health Cos., Inc. (Valeant), Term Loan B, 1 Mo.
                   LIBOR + 3.00%, 0.00% Floor ..........................      5.51%        06/01/25        27,222,773
     2,316,810  Endo LLC, Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75%
                   Floor ...............................................      6.75%        04/29/24         2,291,719
     8,451,128  Horizon Pharma, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%,
                   1.00% Floor .........................................      5.56%        03/29/24         8,405,323
       284,566  Mallinckrodt International Finance S.A., 2017 Term
                   Loan B, 3 Mo. LIBOR + 2.75%, 0.75% Floor ............      5.55%        09/24/24           264,240
       289,078  Mallinckrodt International Finance S.A., 2018
                   Incremental Term Loan, 3 Mo. LIBOR + 3.00%, 0.75%
                   Floor ...............................................      5.62%        02/24/25           270,889
                                                                                                       --------------
                                                                                                           53,046,943
                                                                                                       --------------

                RESTAURANTS -- 0.8%
     1,685,000  Portillo's Holdings LLC, Second Lien Term Loan, 3 Mo.
                   LIBOR + 8.00%, 1.00% Floor ..........................     10.80%        08/15/22         1,651,300
     7,139,174  Portillo's Holdings LLC, Term B Loan (First Lien), 3 Mo.
                   LIBOR + 4.50%, 1.00% Floor ..........................      7.30%        08/02/21         7,032,087
                                                                                                       --------------
                                                                                                            8,683,387
                                                                                                       --------------

                RETAIL REIT'S -- 0.5%
     5,765,255  Capital Automotive L.P., 2nd Lien Term Loan, 1 Mo.
                   LIBOR + 6.00%, 1.00% Floor ..........................      8.50%        03/15/25         5,722,015
                                                                                                       --------------

                SPECIALIZED CONSUMER SERVICES -- 1.7%
    10,184,000  Asurion, LLC (fka Asurion Corp.), Second Lien
                   Replacement B-2 Term Loan, 1 Mo. LIBOR + 6.50%, 0.00%
                   Floor ...............................................      9.00%        07/31/25        10,234,920
     1,219,484  Asurion, LLC (fka Asurion Corp.), Term Loan B4, 1 Mo.
                   LIBOR + 3.00%, 0.00% Floor ..........................      5.50%        08/04/22         1,199,009
     2,940,158  Asurion, LLC (fka Asurion Corp.), Term Loan B6, 1 Mo.
                   LIBOR + 3.00%, 0.00% Floor ..........................      5.50%        11/03/23         2,890,793
     4,987,469  Asurion, LLC (fka Asurion Corp.), Term Loan B7, 1 Mo.
                   LIBOR + 3.00%, 0.00% Floor ..........................      5.50%        11/03/24         4,904,328
                                                                                                       --------------
                                                                                                           19,229,050
                                                                                                       --------------

                SPECIALTY CHEMICALS -- 0.1%
     1,489,667  Akzonobel Specialty Chemicals (Starfruit), Term Loan B,
                   1 Mo. LIBOR + 3.25%, 0.00% Floor ....................      5.75%        10/01/25         1,455,226
                                                                                                       --------------

                SYSTEMS SOFTWARE -- 3.7%
     1,262,391  Applied Systems, Inc., Term Loan (Second Lien), 1 Mo.
                   LIBOR + 7.00%, 1.00% Floor ..........................      9.50%        09/13/25         1,256,079
     3,411,034  Avast Software B.V. (Sybil), Term Loan B, 3 Mo. LIBOR +
                   2.50%, 1.00% Floor ..................................      5.30%        09/30/23         3,366,793
     5,795,203  BMC Software Finance, Inc. (Boxer Parent), Term Loan B,
                   3 Mo. LIBOR + 4.25%, 0.00% Floor ....................      7.05%        10/02/25         5,652,409
     1,837,237  Dynatrace LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00%
                   Floor ...............................................      5.75%        08/22/25         1,815,429
    14,426,755  Misys Financial Software Ltd. (Almonde, Inc.)
                   (Finastra), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00%
                   Floor ...............................................      6.30%        06/13/24        13,822,708
     9,252,136  Riverbed Technology, Inc., Term Loan B, 1 Mo. LIBOR +
                   3.25%, 1.00% Floor ..................................      5.75%        04/24/22         8,454,140
     6,508,623  SS&C European Holdings, S.A.R.L., Term Loan B-3, 1 Mo.
                   LIBOR + 2.25%, 0.00% Floor ..........................      4.75%        04/16/25         6,372,137


                     See Notes to Portfolio of Investments


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (e)     MATURITY (f)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                SYSTEMS SOFTWARE (CONTINUED)
$    2,468,809  SS&C European Holdings, S.A.R.L., Term Loan B-4, 1 Mo.
                   LIBOR + 2.25%, 0.00% Floor ..........................      4.75%        04/16/25    $    2,417,038
                                                                                                       --------------
                                                                                                           43,156,733
                                                                                                       --------------
                TOTAL SENIOR FLOATING-RATE LOAN INTERESTS............................................     445,736,425
                (Cost $457,954,009)                                                                    --------------

    SHARES                                           DESCRIPTION                                            VALUE
--------------  -------------------------------------------------------------------------------------  --------------
RIGHTS -- 0.0%
                ELECTRIC UTILITIES -- 0.0%
         1,629  Vistra Energy Corp. (g) .............................................................           1,197
         2,702  Vistra Energy Corp. Claim (g) (h) (i)................................................               0
                                                                                                       --------------
                TOTAL RIGHTS.........................................................................           1,197
                (Cost $2,830)                                                                          --------------

MONEY MARKET FUNDS -- 0.6%
     6,541,186  Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional
                  Class - 2.28% (j)..................................................................       6,541,186
                (Cost $6,541,186)                                                                      --------------

                TOTAL INVESTMENTS -- 120.0%..........................................................   1,383,822,445
                (Cost $1,406,286,727) (k)                                                              --------------

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. TREASURY BILLS SOLD SHORT -- (20.2%)

  (198,000,000) U.S. Treasury Bill (a)..................................       (l)         02/19/19      (197,767,845)
   (35,000,000) U.S. Treasury Bill (a)..................................       (l)         02/26/19       (34,942,821)
                                                                                                       --------------
                TOTAL U.S. TREASURY BILLS SOLD SHORT.................................................    (232,710,666)
                (Proceeds $232,712,041)                                                                --------------

                NET OTHER ASSETS AND LIABILITIES -- 0.2%.............................................       2,109,101
                                                                                                       --------------
                NET ASSETS -- 100.0%.................................................................  $1,153,220,880
                                                                                                       ==============


                     See Notes to Portfolio of Investments


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)

-----------------------------

(a)   This security or a portion of this security is segregated as collateral for investments sold short.

(b)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities
      Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. ("First Trust"
      or the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At January 31, 2019, securities noted as such amounted to $607,681,885 or 52.7% of net assets.

(c)   These notes are Senior Payment-In-Kind ("PIK") Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 8.50% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest
      Rate plus 75 basis points. For the fiscal year-to-date period (November 1,
      2018 through January 31, 2019), this security paid all of its interest in cash.

(d)   These notes are Senior PIK Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2)
      entirely in PIK interest. Interest paid in cash will accrue at the rate of
      7.63% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2018 through
      January 31, 2019), this security paid all of its interest in cash.

(e)   Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.

(f)   Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(g)   Non-income producing security.

(h)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2019, securities noted as such amounted to $0 or
      0.0% of net assets.

(i)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Portfolio of
      Investments).

(j)   Rate shown reflects yield as of January 31, 2019.

(k)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $9,013,052 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $31,475,959. The net unrealized depreciation was $22,462,907. The amounts presented are inclusive of investments sold short.

(l)   Zero coupon security.

LIBOR - London Interbank Offered Rate

                     See Notes to Portfolio of Investments


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31,
2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio
of Investments):


                                                ASSETS TABLE

                                                                                LEVEL 2          LEVEL 3
                                                 TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                               1/31/2019         PRICES          INPUTS           INPUTS
                                             --------------   ------------   --------------   --------------
Corporate Bonds*...........................  $  830,579,047   $         --   $  830,579,047   $           --
Foreign Corporate Bonds*...................     100,964,590             --      100,964,590               --
Senior Floating-Rate Loan Interests*.......     445,736,425             --      445,736,425               --
Rights:
   Electric Utilities......................           1,197             --            1,197               --**
Money Market Funds.........................       6,541,186      6,541,186               --               --
                                             --------------   ------------   --------------   --------------
Total Investments..........................  $1,383,822,445   $  6,541,186   $1,377,281,259   $           --**
                                             ==============   ============   ==============   ==============

                                             LIABILITIES TABLE

                                                                                LEVEL 2          LEVEL 3
                                                 TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                               1/31/2019         PRICES          INPUTS           INPUTS
                                             --------------   ------------   --------------   --------------
U.S. Treasury Bills Sold Short.............  $ (232,710,666)  $         --   $ (232,710,666)  $           --
                                             ==============   ============   ==============   ==============


*  See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

Level 3 Rights are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments. These values are based on unobservable and non-quantitative inputs.

                     See Notes to Portfolio of Investments


NOTES TO PORTFOLIO OF INVESTMENTS

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                          JANUARY 31, 2019 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nine funds that are offering shares. This report covers the First Trust Tactical High Yield ETF (the "Fund"), which trades under the ticker "HYLS" on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION
The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m.
Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee of the
Fund's investment advisor, First Trust Advisor L.P. ("First Trust" or the
"Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Senior Floating-Rate Loan Interests ("Senior Loans")(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior
Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete.

(1)   The terms "security" and "securities" used throughout the Notes to
      Portfolio of Investments includes Senior Loans.


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                          JANUARY 31, 2019 (UNAUDITED)

Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior
Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's
Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3)    the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4)    issuer-specific conditions (such as significant credit
            deterioration); and

      5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

       1)   the fundamental business data relating to the borrower/issuer;

       2)   an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of the security;

       4)   the financial statements of the borrower/issuer;

       5)   the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

       6)   the information as to any transactions in or offers for the security;

       7)   the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

       8)   the coupon payments;

       9)   the quality, value and salability of collateral, if any, securing the security;

      10)   the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;

      11)   the prospects for the borrower's/issuer's industry, and multiples
            (of earnings and/or cash flows) being paid for similar businesses in that industry;

      12)   borrower's/issuer's competitive position within the industry;

      13)   borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

      14)   other relevant factors.

The Fund is subject to fair value accounting standards that define fair


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                          JANUARY 31, 2019 (UNAUDITED)

value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2019, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans.
Interest income on such Senior Loans is not accrued until settlement date. The
Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery, or forward purchase commitments as of
January 31, 2019.

C. SHORT SALES
Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities.
Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

D. UNFUNDED LOAN COMMITMENTS
The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had no unfunded loan commitments as of January
31, 2019.


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2019 (UNAUDITED)


                                                                           ANNUALIZED
  PRINCIPAL                                                               YIELD ON DATE     STATED
    VALUE                             DESCRIPTION                          OF PURCHASE     MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
COMMERCIAL PAPER -- 42.7%

                AEROSPACE/DEFENSE -- 1.2%
$    6,000,000  Harris Corp. ...........................................      3.05%        02/11/19    $    5,994,991
     8,000,000  Harris Corp. ...........................................      2.95%        02/25/19         7,984,525
    10,000,000  Northrop Grumman Corp. .................................      2.92%        02/13/19         9,990,421
    10,000,000  Northrop Grumman Corp. .................................      3.01%        03/27/19         9,955,593
    15,000,000  Northrop Grumman Corp. .................................      3.10%        05/01/19        14,887,618
                                                                                                       --------------
                                                                                                           48,813,148
                                                                                                       --------------

                AUTO MANUFACTURERS -- 2.2%
     5,000,000  Ford Motor Credit Co. LLC ..............................      3.15%        02/06/19         4,997,844
    10,000,000  Ford Motor Credit Co. LLC ..............................      3.49%        04/04/19         9,941,088
     5,000,000  General Motors Financial Co., Inc. .....................      3.08%        02/05/19         4,998,294
     8,000,000  General Motors Financial Co., Inc. .....................      3.05%        02/07/19         7,995,994
     5,000,000  General Motors Financial Co., Inc. .....................      3.10%        02/13/19         4,994,908
    10,000,000  General Motors Financial Co., Inc. .....................      2.97%        02/15/19         9,988,638
     5,000,000  General Motors Financial Co., Inc. .....................      3.16%        04/02/19         4,974,162
    10,000,000  Hyundai Capital America ................................      2.80%        03/07/19         9,974,020
     5,000,000  Nissan Motor Acceptance Corp. ..........................      2.86%        02/19/19         4,992,959
     6,000,000  VW Credit, Inc. ........................................      2.75%        02/01/19         6,000,000
     5,000,000  VW Credit, Inc. ........................................      2.91%        02/06/19         4,997,986
    10,300,000  VW Credit, Inc. ........................................      2.90%        03/11/19        10,269,005
     8,000,000  VW Credit, Inc. ........................................      2.80%        03/18/19         7,972,518
                                                                                                       --------------
                                                                                                           92,097,416
                                                                                                       --------------

                BANKS -- 0.7%
    10,000,000  Mitsubishi UFJ Trust & Banking Corp. ...................      2.90%        03/22/19         9,961,238
    10,000,000  Mizuho Bank Ltd. .......................................      2.81%        04/02/19         9,954,054
    10,000,000  Toronto-Dominion Bank (The) ............................      2.84%        03/27/19         9,958,187
                                                                                                       --------------
                                                                                                           29,873,479
                                                                                                       --------------

                BEVERAGES -- 1.9%
     8,000,000  Anheuser-Busch InBev Worldwide, Inc. ...................      2.80%        02/12/19         7,993,263
     2,500,000  Anheuser-Busch InBev Worldwide, Inc. ...................      2.79%        02/15/19         2,497,323
     5,000,000  Anheuser-Busch InBev Worldwide, Inc. ...................      2.85%        03/05/19         4,987,528
    10,000,000  Anheuser-Busch InBev Worldwide, Inc. ...................      2.81%        03/06/19         9,974,334
     5,000,000  Anheuser-Busch InBev Worldwide, Inc. ...................      2.82%        03/13/19         4,984,586
    10,000,000  Constellation Brands, Inc. .............................      3.05%        02/08/19         9,994,155
     8,000,000  Constellation Brands, Inc. .............................  2.95% - 3.16%    02/11/19         7,993,255
    10,000,000  Constellation Brands, Inc. .............................  3.03% - 3.05%    02/13/19         9,990,014
     8,000,000  Constellation Brands, Inc. .............................      3.09%        02/20/19         7,987,138
     7,000,000  Constellation Brands, Inc. .............................      3.00%        02/21/19         6,988,512
     5,000,000  Constellation Brands, Inc. .............................      3.00%        02/22/19         4,991,385
                                                                                                       --------------
                                                                                                           78,381,493
                                                                                                       --------------

                CHEMICALS -- 3.6%
     5,000,000  Albemarle Corp. ........................................      2.90%        02/05/19         4,998,413
     7,000,000  Albemarle Corp. ........................................      2.80%        02/13/19         6,993,551
     8,000,000  Albemarle Corp. ........................................      2.97%        03/12/19         7,974,673
     5,000,000  Cabot Corp. ............................................      3.03%        02/01/19         5,000,000
     8,000,000  Dow Chemical (The) Co. .................................      2.91%        02/08/19         7,995,489
     8,000,000  Dow Chemical (The) Co. .................................      2.91%        02/14/19         7,991,622
     4,000,000  Dow Chemical (The) Co. .................................      2.85%        02/15/19         3,995,639
    10,000,000  Dow Chemical (The) Co. .................................      2.90%        02/20/19         9,984,929
    10,000,000  Eastman Chemical Co. ...................................      2.82%        02/15/19         9,989,177
     7,000,000  EI du Pont de Nemours & Co. ............................      3.00%        02/11/19         6,994,260
    10,000,000  EI du Pont de Nemours & Co. ............................      2.97%        02/12/19         9,991,060


                     See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


                                                                           ANNUALIZED
  PRINCIPAL                                                               YIELD ON DATE     STATED
    VALUE                             DESCRIPTION                          OF PURCHASE     MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
COMMERCIAL PAPER (CONTINUED)

                CHEMICALS (CONTINUED)
$    5,000,000  EI du Pont de Nemours & Co. ............................      2.85%        02/20/19    $    4,992,602
     8,000,000  EI du Pont de Nemours & Co. ............................      2.99%        02/27/19         7,982,980
     5,000,000  EI du Pont de Nemours & Co. ............................      2.97%        03/18/19         4,981,787
     7,000,000  EI du Pont de Nemours & Co. ............................      2.88%        04/03/19         6,966,425
     8,000,000  EI du Pont de Nemours & Co. ............................      2.91%        04/09/19         7,957,560
    10,000,000  FMC Corp. ..............................................      3.10%        02/25/19         9,979,653
     4,400,000  Sherwin-Williams (The) Co. .............................      2.84%        02/04/19         4,398,973
     1,300,000  Sherwin-Williams (The) Co. .............................      2.84%        02/05/19         1,299,595
     7,000,000  Sherwin-Williams (The) Co. .............................      2.90%        02/06/19         6,997,181
     6,300,000  Sherwin-Williams (The) Co. .............................      2.89%        02/07/19         6,297,006
     6,000,000  Sherwin-Williams (The) Co. .............................      2.84%        02/21/19         5,990,665
                                                                                                       --------------
                                                                                                          149,753,240
                                                                                                       --------------

                DIVERSIFIED FINANCIAL SERVICES -- 1.3%
     4,500,000  Hitachi Capital America Corp. ..........................      2.91%        02/06/19         4,498,188
    10,000,000  Hitachi Capital America Corp. ..........................      2.84%        02/08/19         9,994,548
     5,000,000  Hitachi Capital America Corp. ..........................      2.91%        02/12/19         4,995,626
     8,000,000  Hitachi Capital America Corp. ..........................      2.93%        02/15/19         7,991,028
     7,000,000  Hitachi Capital America Corp. ..........................      2.91%        02/21/19         6,988,869
     3,750,000  Hitachi Capital America Corp. ..........................      2.90%        02/26/19         3,742,574
    10,000,000  Nasdaq, Inc. ...........................................      2.95%        03/06/19         9,973,386
     4,000,000  Nasdaq, Inc. ...........................................      3.01%        03/13/19         3,986,871
                                                                                                       --------------
                                                                                                           52,171,090
                                                                                                       --------------

                ELECTRIC -- 6.1%
     5,000,000  American Electric Power Co., Inc. ......................      2.98%        02/04/19         4,998,776
     5,000,000  American Electric Power Co., Inc. ......................      2.90%        02/13/19         4,995,243
    10,000,000  American Electric Power Co., Inc. ......................      2.89%        02/20/19         9,984,995
    10,000,000  American Electric Power Co., Inc. ......................      2.88%        02/27/19         9,979,550
     5,000,000  CenterPoint Energy, Inc. ...............................      2.90%        02/15/19         4,994,451
    10,000,000  CenterPoint Energy, Inc. ...............................      3.04%        02/22/19         9,982,523
    10,000,000  CenterPoint Energy, Inc. ...............................      3.04%        02/25/19         9,980,026
    10,000,000  CenterPoint Energy, Inc. ...............................  2.92% - 2.93%    03/08/19         9,972,027
     8,000,000  Dominion Energy, Inc. ..................................      2.89%        02/27/19         7,983,569
     8,000,000  Duke Energy Corp. ......................................      2.89%        03/21/19         7,969,668
    12,000,000  Duke Energy Corp. ......................................      2.85%        03/26/19        11,950,503
    13,000,000  Electricite de France S.A. .............................  3.06% - 3.09%    02/26/19        12,972,725
     6,953,000  Entergy Corp. ..........................................      2.96%        02/07/19         6,949,622
     5,000,000  Entergy Corp. ..........................................      2.86%        02/11/19         4,996,081
     5,000,000  Entergy Corp. ..........................................      3.06%        02/13/19         4,994,970
    10,000,000  Entergy Corp. ..........................................  2.98% - 3.12%    02/14/19         9,989,148
     5,000,000  Florida Power & Light Co. ..............................      2.90%        02/07/19         4,997,619
     6,800,000  Kentucky Utilities Co. .................................      2.79%        02/08/19         6,796,361
     5,000,000  NextEra Energy Capital Holdings, Inc. ..................      3.01%        02/05/19         4,998,333
     6,000,000  NextEra Energy Capital Holdings, Inc. ..................      3.02%        02/22/19         5,989,585
     7,000,000  NextEra Energy Capital Holdings, Inc. ..................      2.95%        03/21/19         6,972,914
     5,000,000  Oncor Electric Delivery Co. LLC ........................      2.88%        02/05/19         4,998,424
     7,000,000  Oncor Electric Delivery Co. LLC ........................      2.85%        02/14/19         6,992,912
     5,000,000  Public Service Enterprise Group, Inc. ..................      2.90%        02/20/19         4,992,470
    10,000,000  Public Service Enterprise Group, Inc. ..................      2.91%        02/21/19         9,984,084
     6,087,000  Public Service Enterprise Group, Inc. ..................      2.92%        02/22/19         6,076,795


                     See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


                                                                           ANNUALIZED
  PRINCIPAL                                                               YIELD ON DATE     STATED
    VALUE                             DESCRIPTION                          OF PURCHASE     MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
COMMERCIAL PAPER (CONTINUED)

                ELECTRIC (CONTINUED)
$    5,100,000  Southern California Edison Co. .........................      2.94%        02/01/19    $    5,100,000
     6,000,000  Southern California Edison Co. .........................      2.95%        02/05/19         5,998,064
    10,000,000  Southern California Edison Co. .........................      2.99%        02/07/19         9,995,082
    10,000,000  WEC Energy Group, Inc. .................................      2.97%        02/06/19         9,995,937
     5,000,000  WEC Energy Group, Inc. .................................      2.88%        02/15/19         4,994,490
    10,000,000  WEC Energy Group, Inc. .................................      2.88%        02/19/19         9,985,839
    10,000,000  WEC Energy Group, Inc. .................................      2.88%        02/27/19         9,979,555
                                                                                                       --------------
                                                                                                          251,542,341
                                                                                                       --------------

                ELECTRONICS -- 1.5%
     8,000,000  Arrow Electronics, Inc. ................................      3.15%        02/06/19         7,996,547
    10,000,000  Arrow Electronics, Inc. ................................      3.15%        02/07/19         9,994,823
     9,000,000  Arrow Electronics, Inc. ................................      3.15%        02/11/19         8,992,235
     8,000,000  Arrow Electronics, Inc. ................................      3.15%        02/14/19         7,991,027
    10,000,000  Arrow Electronics, Inc. ................................      3.15%        02/19/19         9,984,476
    10,000,000  Arrow Electronics, Inc. ................................      3.05%        03/01/19         9,976,661
     8,500,000  Arrow Electronics, Inc. ................................      3.05%        03/06/19         8,476,623
                                                                                                       --------------
                                                                                                           63,412,392
                                                                                                       --------------

                FOOD -- 1.3%
    10,000,000  Campbell Soup Co. ......................................  3.21% - 3.29%    02/07/19         9,994,657
     6,000,000  Campbell Soup Co. ......................................      3.10%        02/25/19         5,987,813
     8,000,000  Mondelez International, Inc. ...........................      2.86%        02/05/19         7,997,494
     5,000,000  Mondelez International, Inc. ...........................      3.09%        02/19/19         4,992,397
     5,000,000  Mondelez International, Inc. ...........................      2.97%        03/06/19         4,986,598
    10,000,000  Mondelez International, Inc. ...........................      2.99%        03/07/19         9,971,856
     5,000,000  Tyson Foods, Inc. ......................................      2.82%        02/12/19         4,995,748
     6,000,000  Tyson Foods, Inc. ......................................      2.81%        02/27/19         5,988,031
                                                                                                       --------------
                                                                                                           54,914,594
                                                                                                       --------------

                FOREST PRODUCTS & PAPER -- 0.1%
     5,000,000  International Paper Co. ................................      2.82%        02/05/19         4,998,453
                                                                                                       --------------

                GAS -- 1.5%
     8,000,000  Dominion Energy Gas Holdings LLC .......................      2.90%        02/28/19         7,982,891
    13,000,000  NiSource, Inc. .........................................      3.16%        02/01/19        13,000,000
    10,000,000  NiSource, Inc. .........................................      2.88%        02/06/19         9,996,051
    10,000,000  NiSource, Inc. .........................................      3.05%        02/07/19         9,994,988
     5,000,000  NiSource, Inc. .........................................      2.84%        02/12/19         4,995,717
     5,000,000  NiSource, Inc. .........................................      2.84%        02/14/19         4,994,941
    10,000,000  NiSource, Inc. .........................................      2.95%        03/04/19         9,975,022
                                                                                                       --------------
                                                                                                           60,939,610
                                                                                                       --------------

                HEALTH CARE PRODUCTS -- 1.1%
    10,000,000  Boston Scientific Corp. ................................  3.05% - 3.13%    02/07/19         9,994,922
     5,000,000  Boston Scientific Corp. ................................      3.03%        02/13/19         4,995,026
     6,000,000  Boston Scientific Corp. ................................      2.97%        02/20/19         5,990,747
     5,000,000  Boston Scientific Corp. ................................      2.97%        02/26/19         4,989,859
    10,000,000  Boston Scientific Corp. ................................      3.06%        03/25/19         9,956,638
    10,000,000  Boston Scientific Corp. ................................      3.06%        03/27/19         9,954,985
                                                                                                       --------------
                                                                                                           45,882,177
                                                                                                       --------------

                HEALTH CARE SERVICES -- 1.4%
     8,000,000  Cigna Holding Co. ......................................      3.09%        02/05/19         7,997,295


                     See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


                                                                           ANNUALIZED
  PRINCIPAL                                                               YIELD ON DATE     STATED
    VALUE                             DESCRIPTION                          OF PURCHASE     MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
COMMERCIAL PAPER (CONTINUED)

                HEALTH CARE SERVICES (CONTINUED)
$   10,000,000  Cigna Holding Co. ......................................      3.14%        02/20/19    $    9,983,704
     5,000,000  Cigna Holding Co. ......................................      2.95%        03/11/19         4,984,691
     7,000,000  Humana, Inc. ...........................................      2.91%        02/21/19         6,988,722
    10,000,000  Humana, Inc. ...........................................      2.99%        02/26/19         9,979,567
     6,000,000  Humana, Inc. ...........................................      2.93%        02/28/19         5,987,036
    10,000,000  Humana, Inc. ...........................................      3.06%        03/19/19         9,961,615
                                                                                                       --------------
                                                                                                           55,882,630
                                                                                                       --------------

                LEISURE TIME -- 1.2%
    10,000,000  Royal Caribbean Cruises Ltd. ...........................      3.20%        02/04/19         9,997,368
     9,000,000  Royal Caribbean Cruises Ltd. ...........................      3.19%        02/12/19         8,991,348
    12,700,000  Royal Caribbean Cruises Ltd. ...........................      3.16%        02/15/19        12,684,443
     9,000,000  Royal Caribbean Cruises Ltd. ...........................      3.13%        02/20/19         8,985,352
    10,000,000  Royal Caribbean Cruises Ltd. ...........................      3.07%        02/28/19         9,977,337
                                                                                                       --------------
                                                                                                           50,635,848
                                                                                                       --------------

                LODGING -- 0.4%
     8,000,000  Marriott International, Inc. ...........................      3.02%        02/26/19         7,983,278
     8,000,000  Marriott International, Inc. ...........................      2.96%        03/13/19         7,974,112
                                                                                                       --------------
                                                                                                           15,957,390
                                                                                                       --------------

                MEDIA -- 1.2%
    10,000,000  CBS Corp. ..............................................      2.90%        02/25/19         9,980,964
     8,000,000  NBCUniversal Enterprise, Inc. ..........................      2.95%        02/04/19         7,998,062
     8,000,000  Viacom, Inc. ...........................................      3.15%        02/01/19         7,999,999
     8,000,000  Viacom, Inc. ...........................................      2.84%        02/04/19         7,998,133
     5,000,000  Viacom, Inc. ...........................................      2.89%        02/12/19         4,995,643
     5,000,000  Viacom, Inc. ...........................................      2.89%        02/14/19         4,994,851
     5,000,000  Viacom, Inc. ...........................................      2.89%        02/15/19         4,994,455
                                                                                                       --------------
                                                                                                           48,962,107
                                                                                                       --------------

                MINING -- 1.1%
    10,000,000  Glencore Funding LLC ...................................      3.00%        02/04/19         9,997,537
    17,000,000  Glencore Funding LLC ...................................  2.94% - 3.05%    02/07/19        16,991,606
    10,000,000  Glencore Funding LLC ...................................      3.05%        02/13/19         9,989,980
     7,000,000  Glencore Funding LLC ...................................      3.01%        02/15/19         6,991,833
                                                                                                       --------------
                                                                                                           43,970,956
                                                                                                       --------------

                MISCELLANEOUS MANUFACTURING -- 0.6%
    10,000,000  General Electric Co. ...................................      2.87%        02/26/19         9,980,404
     6,200,000  Parker-Hannifin Corp. ..................................      2.86%        03/06/19         6,184,026
    10,000,000  Pentair Finance Sarl ...................................      3.20%        02/05/19         9,996,500
                                                                                                       --------------
                                                                                                           26,160,930
                                                                                                       --------------

                OIL & GAS -- 3.4%
     5,000,000  BP Capital Markets PLC .................................      2.86%        03/28/19         4,978,561
    10,000,000  Canadian Natural Resources Ltd. ........................      2.85%        02/21/19         9,984,434
     8,000,000  Canadian Natural Resources Ltd. ........................      2.88%        02/22/19         7,986,778
    16,750,000  Canadian Natural Resources Ltd. ........................      2.88%        02/25/19        16,718,355
     9,000,000  Eni Finance USA, Inc. ..................................      2.87%        02/04/19         8,997,878
     5,000,000  Eni Finance USA, Inc. ..................................      3.07%        02/12/19         4,995,382
    10,000,000  Eni Finance USA, Inc. ..................................      2.91%        03/18/19         9,964,210
    10,000,000  Eni Finance USA, Inc. ..................................      2.92%        03/25/19         9,958,531
    10,000,000  Eni Finance USA, Inc. ..................................      2.99%        04/23/19         9,934,064


                     See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


                                                                           ANNUALIZED
  PRINCIPAL                                                               YIELD ON DATE     STATED
    VALUE                             DESCRIPTION                          OF PURCHASE     MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
COMMERCIAL PAPER (CONTINUED)

                OIL & GAS (CONTINUED)
$    8,000,000  Suncor Energy, Inc. ....................................      3.05%        02/04/19    $    7,997,996
     8,000,000  Suncor Energy, Inc. ....................................      3.05%        02/05/19         7,997,323
     8,000,000  Suncor Energy, Inc. ....................................      3.06%        02/08/19         7,995,313
     8,000,000  Suncor Energy, Inc. ....................................      3.09%        02/11/19         7,993,238
     8,000,000  Suncor Energy, Inc. ....................................      3.09%        02/14/19         7,991,212
     8,000,000  Suncor Energy, Inc. ....................................      3.06%        03/13/19         7,973,284
     8,000,000  Suncor Energy, Inc. ....................................      3.01%        03/18/19         7,970,464
                                                                                                       --------------
                                                                                                          139,437,023
                                                                                                       --------------

                OIL & GAS SERVICES -- 0.7%
     5,000,000  FMC Technologies, Inc. .................................      3.11%        02/08/19         4,997,022
    10,000,000  FMC Technologies, Inc. .................................      2.95%        02/13/19         9,990,316
    15,000,000  Schlumberger Holdings Corp. ............................      3.01%        02/04/19        14,996,296
                                                                                                       --------------
                                                                                                           29,983,634
                                                                                                       --------------

                PHARMACEUTICALS -- 0.7%
     8,000,000  Cigna Corp. ............................................      3.01%        03/26/19         7,965,236
    12,000,000  McKesson Corp. .........................................      2.87%        03/01/19        11,973,678
    10,000,000  Novartis Finance Corp. .................................      2.58%        02/11/19         9,992,928
                                                                                                       --------------
                                                                                                           29,931,842
                                                                                                       --------------

                PIPELINES -- 1.5%
    10,000,000  Enable Midstream Partners, L.P. ........................      3.32%        02/11/19         9,990,908
    10,000,000  Enable Midstream Partners, L.P. ........................      3.46%        02/19/19         9,982,973
     8,000,000  ETP Legacy L.P. ........................................      3.41%        02/06/19         7,996,268
     5,000,000  ETP Legacy L.P. ........................................      3.31%        03/04/19         4,985,792
     6,000,000  TransCanada PipeLines Ltd. .............................      2.93%        02/08/19         5,996,633
     8,300,000  TransCanada PipeLines Ltd. .............................      2.91%        02/15/19         8,290,754
     8,500,000  TransCanada PipeLines Ltd. .............................      3.11%        02/28/19         8,480,460
     5,000,000  TransCanada PipeLines Ltd. .............................      2.95%        03/06/19         4,986,682
                                                                                                       --------------
                                                                                                           60,710,470
                                                                                                       --------------

                REGIONAL(STATE/PROVINCE) -- 0.4%
    15,000,000  Province of Alberta Canada .............................      2.65%        03/04/19        14,966,332
                                                                                                       --------------

                RETAIL -- 2.5%
    12,000,000  AutoNation, Inc. .......................................      2.92%        02/14/19        11,987,347
     5,000,000  AutoZone, Inc. .........................................      2.90%        02/06/19         4,998,016
    10,000,000  AutoZone, Inc. .........................................      2.86%        02/19/19         9,985,931
     8,000,000  AutoZone, Inc. .........................................      2.84%        03/05/19         7,980,155
     7,000,000  Enbridge U.S., Inc. ....................................      3.36%        02/01/19         7,000,000
    13,000,000  Enbridge U.S., Inc. ....................................      3.23%        02/06/19        12,994,246
    10,000,000  Enbridge U.S., Inc. ....................................      3.27%        02/08/19         9,993,726
    10,000,000  Enbridge U.S., Inc. ....................................      2.92%        03/06/19         9,973,690
    10,000,000  Enbridge U.S., Inc. ....................................      2.92%        03/07/19         9,972,892
     7,000,000  Walgreens Boots Alliance, Inc. .........................      3.06%        02/08/19         6,995,899
    10,000,000  Walgreens Boots Alliance, Inc. .........................      2.88%        02/12/19         9,991,319
                                                                                                       --------------
                                                                                                          101,873,221
                                                                                                       --------------

                SEMICONDUCTORS -- 0.6%
    12,000,000  Lam Research Corp. .....................................      2.80%        03/05/19        11,970,660
    12,000,000  Lam Research Corp. .....................................      3.01%        04/25/19        11,918,363
                                                                                                       --------------
                                                                                                           23,889,023
                                                                                                       --------------


                     See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


                                                                           ANNUALIZED
  PRINCIPAL                                                               YIELD ON DATE     STATED
    VALUE                             DESCRIPTION                          OF PURCHASE     MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
COMMERCIAL PAPER (CONTINUED)

                SOFTWARE -- 0.4%
$    5,000,000  Fidelity National Information Services, Inc. ...........      2.85%        02/11/19    $    4,996,096
    10,000,000  Fidelity National Information Services, Inc. ...........      2.90%        02/19/19         9,985,733
                                                                                                       --------------
                                                                                                           14,981,829
                                                                                                       --------------

                TELECOMMUNICATIONS -- 3.0%
    15,000,000  AT&T, Inc. .............................................      3.05%        02/28/19        14,966,185
     5,000,000  AT&T, Inc. .............................................      2.96%        05/28/19         4,953,278
     7,900,000  Bell Canada, Inc. ......................................      2.78%        02/01/19         7,900,000
     5,000,000  Bell Canada, Inc. ......................................      2.99%        02/12/19         4,995,505
     8,000,000  Bell Canada, Inc. ......................................      3.06%        02/14/19         7,991,297
    12,000,000  Bell Canada, Inc. ......................................      2.89%        02/21/19        11,981,054
     8,000,000  Bell Canada, Inc. ......................................      3.06%        03/05/19         7,978,615
     7,000,000  Bell Canada, Inc. ......................................      2.98%        03/11/19         6,978,386
     8,000,000  Bell Canada, Inc. ......................................      3.00%        04/08/19         7,956,855
     8,000,000  Rogers Communications, Inc. ............................      2.86%        02/14/19         7,991,871
    10,000,000  TELUS Corp. ............................................      2.95%        02/06/19         9,995,963
    10,000,000  TELUS Corp. ............................................      3.17%        03/20/19         9,959,378
    10,000,000  TELUS Corp. ............................................      3.06%        04/15/19         9,939,085
    10,000,000  TELUS Corp. ............................................      3.02%        04/30/19         9,927,644
                                                                                                       --------------
                                                                                                          123,515,116
                                                                                                       --------------

                TEXTILES -- 0.6%
     8,000,000  Mohawk Industries, Inc. ................................      2.97%        02/05/19         7,997,398
    10,000,000  Mohawk Industries, Inc. ................................      2.85%        02/21/19         9,984,428
     5,000,000  Mohawk Industries, Inc. ................................      2.85%        02/22/19         4,991,828
                                                                                                       --------------
                                                                                                           22,973,654
                                                                                                       --------------

                TRANSPORTATION -- 0.1%
     5,000,000  Ryder System, Inc. .....................................      2.88%        02/07/19         4,997,636
                                                                                                       --------------

                TRUCKING & LEASING -- 0.1%
     5,684,000  Toyota Industries Commercial Finance, Inc. .............      2.75%        03/11/19         5,667,757
                                                                                                       --------------

                WATER -- 0.3%
    10,000,000  American Water Capital Corp. ...........................      2.96%        03/19/19         9,962,813
                                                                                                       --------------

                TOTAL COMMERCIAL PAPER...............................................................   1,757,239,644
                (Cost $1,757,239,644)                                                                  --------------

  PRINCIPAL                                                                   STATED        STATED
    VALUE                             DESCRIPTION                             COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS -- 30.1%

                AEROSPACE/DEFENSE -- 0.5%
     1,000,000  BAE Systems Holdings, Inc. (a)..........................      6.38%        06/01/19         1,009,547
     1,058,000  Lockheed Martin Corp. ..................................      4.25%        11/15/19         1,071,201
     7,415,000  Rockwell Collins, Inc. .................................      1.95%        07/15/19         7,384,859
       715,000  United Technologies Corp., 3 Mo. LIBOR + 0.35% (b)......      2.89%        11/01/19           715,990
    10,000,000  United Technologies Corp., 3 Mo. LIBOR + 0.65% (b)......      3.28%        08/16/21        10,000,937
                                                                                                       --------------
                                                                                                           20,182,534
                                                                                                       --------------

                AGRICULTURE -- 0.2%
10,500,000      BAT Capital Corp., 3 Mo. LIBOR + 0.59% (b)..............      3.20%        08/14/20        10,402,954
                                                                                                       --------------


                     See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                   STATED        STATED
    VALUE                             DESCRIPTION                             COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                AIRLINES -- 0.1%
$    4,430,000  Southwest Airlines Co. .................................      2.75%        11/06/19    $    4,427,681
                                                                                                       --------------

                AUTO MANUFACTURERS -- 3.2%
     6,000,000  American Honda Finance Corp., 3 Mo. LIBOR + 0.26% (b)...      3.05%        06/16/20         5,998,756
     1,000,000  American Honda Finance Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.83% (b)..............................      3.50%        02/22/19         1,000,349
     2,000,000  American Honda Finance Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.15% (b)..............................      2.77%        11/13/19         2,000,071
     1,000,000  American Honda Finance Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.34% (b)..............................      2.95%        02/14/20         1,001,670
     1,000,000  American Honda Finance Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.47% (b)..............................      3.26%        01/08/21         1,003,054
     6,000,000  American Honda Finance Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.35% (b)..............................      2.93%        11/05/21         5,954,863
     1,000,000  BMW US Capital LLC, 3 Mo. LIBOR + 0.37% (a) (b).........      2.98%        08/14/20           995,814
     4,400,000  BMW US Capital LLC, 3 Mo. LIBOR + 0.50% (a) (b).........      3.12%        08/13/21         4,380,453
     1,400,000  Daimler Finance North America LLC (a)...................      1.50%        07/05/19         1,392,591
     1,417,000  Daimler Finance North America LLC,
                   3 Mo. LIBOR + 0.74% (a) (b)..........................      3.54%        07/05/19         1,419,164
     1,800,000  Daimler Finance North America LLC (a)...................      1.75%        10/30/19         1,783,866
     4,000,000  Daimler Finance North America LLC,
                   3 Mo. LIBOR + 0.62% (a) (b)..........................      3.37%        10/30/19         4,003,571
     4,000,000  Daimler Finance North America LLC,
                   3 Mo. LIBOR + 0.39% (a) (b)..........................      2.97%        05/04/20         3,979,321
     1,500,000  Daimler Finance North America LLC,
                   3 Mo. LIBOR + 0.53% (a) (b)..........................      3.11%        05/05/20         1,495,903
     4,000,000  Daimler Finance North America LLC,
                   3 Mo. LIBOR + 0.43% (a) (b)..........................      3.05%        02/12/21         3,964,636
     5,000,000  Daimler Finance North America LLC,
                   3 Mo. LIBOR + 0.67% (a) (b)..........................      3.25%        11/05/21         4,984,501
     8,750,000  Ford Motor Credit Co. LLC ..............................      2.38%        03/12/19         8,744,325
     4,500,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.83% (b)......      3.61%        03/12/19         4,500,833
     4,350,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.93% (b)......      3.51%        11/04/19         4,335,859
     7,845,000  General Motors Financial Co., Inc. .....................      2.40%        05/09/19         7,837,986
     1,000,000  General Motors Financial Co., Inc., 3 Mo. LIBOR +
                   1.45% (b)............................................      4.05%        05/09/19         1,000,998
     2,000,000  General Motors Financial Co., Inc., 3 Mo. LIBOR +
                   1.27% (b)............................................      4.06%        10/04/19         2,004,228
     3,000,000  General Motors Financial Co., Inc., 3 Mo. LIBOR +
                   0.54% (b)............................................      3.13%        11/06/20         2,959,887
     8,000,000  General Motors Financial Co., Inc., 3 Mo. LIBOR +
                   1.10% (b)............................................      3.69%        11/06/21         7,830,223
     2,250,000  General Motors Financial Co., Inc., 3 Mo. LIBOR +
                   0.99% (b)............................................      3.79%        01/05/23         2,134,262
     7,307,000  Nissan Motor Acceptance Corp. (a).......................      2.35%        03/04/19         7,303,524
     3,000,000  Nissan Motor Acceptance Corp. (a).......................      2.00%        03/08/19         2,997,595
     2,220,000  Nissan Motor Acceptance Corp. (a).......................      1.55%        09/13/19         2,197,942
     4,500,000  Nissan Motor Acceptance Corp., 3 Mo. LIBOR +
                   0.52% (a) (b)........................................      3.30%        09/13/19         4,498,961
     2,700,000  Nissan Motor Acceptance Corp., 3 Mo. LIBOR +
                   0.39% (a) (b)........................................      3.20%        09/28/20         2,683,128
     3,000,000  Nissan Motor Acceptance Corp., 3 Mo. LIBOR +
                   0.69% (a) (b)........................................      3.50%        09/28/22         2,924,707
     2,000,000  PACCAR Financial Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.26% (b)..............................      2.88%        05/10/21         1,993,304
       500,000  Toyota Motor Credit Corp., 3 Mo. LIBOR + 0.26% (b)......      3.03%        04/17/20           500,726
     1,000,000  Toyota Motor Credit Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.44% (b)..............................      3.22%        10/18/19         1,002,886


                     See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                   STATED        STATED
    VALUE                             DESCRIPTION                             COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                AUTO MANUFACTURERS (CONTINUED)
$    4,000,000  Toyota Motor Credit Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.28% (b)..............................      3.08%        04/13/21    $    3,998,014
    13,500,000  Volkswagen Group of America Finance LLC,
                   3 Mo. LIBOR + 0.77% (a) (b)..........................      3.39%        11/13/20        13,498,664
                                                                                                       --------------
                                                                                                          130,306,635
                                                                                                       --------------

                BANKS -- 8.3%
     4,289,000  Bank of America Corp., 3 Mo. LIBOR + 0.38% (b)..........      3.15%        01/23/22         4,256,046
     2,000,000  Bank of America Corp., Global Medium-Term Note,
                   Series G,  3 Mo. LIBOR + 0.66% (b)...................      3.42%        07/21/21         2,007,651
     7,522,000  Bank of America Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.87% (b)..............................      3.67%        04/01/19         7,531,868
     9,000,000  Bank of America Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.65% (b)..............................      3.45%        10/01/21         9,029,507
    10,417,000  Bank of America N.A., 3 Mo. LIBOR + 0.25% (b)...........      2.96%        08/28/20        10,419,975
     4,000,000  Bank of New York Mellon (The), 3 Mo. LIBOR + 0.30% (b)..      3.04%        12/04/20         4,003,231
     5,000,000  BB&T Corp., Medium-Term Note ...........................      2.45%        01/15/20         4,982,519
     1,000,000  Branch Banking & Trust Co., Medium-Term Note,
                   3 Mo. LIBOR + 0.53% (b)..............................      3.07%        05/01/19         1,000,762
     4,370,000  Capital One N.A., 3 Mo. LIBOR + 0.77% (b)...............      3.54%        09/13/19         4,377,728
     2,269,000  Capital One N.A. .......................................      2.40%        09/05/19         2,262,772
     7,005,000  Capital One N.A. .......................................      1.85%        09/13/19         6,962,458
     3,000,000  Capital One N.A. .......................................      2.35%        01/31/20         2,981,672
     7,000,000  Citibank N.A., 3 Mo. LIBOR + 0.32% (b)..................      2.86%        05/01/20         6,999,560
     3,000,000  Citibank N.A., 3 Mo. LIBOR + 0.30% (b)..................      3.06%        10/20/20         2,998,563
     3,000,000  Citibank N.A., 3 Mo. LIBOR + 0.35% (b)..................      2.97%        02/12/21         2,999,604
     6,828,000  Citibank N.A., 3 Mo. LIBOR + 0.57% (b)..................      3.34%        07/23/21         6,827,824
     9,480,000  Citigroup, Inc., 3 Mo. LIBOR + 0.93% (b)................      3.70%        06/07/19         9,508,071
     4,675,000  Citigroup, Inc., 3 Mo. LIBOR + 0.79% (b)................      3.57%        01/10/20         4,698,825
     1,000,000  Citigroup, Inc., 3 Mo. LIBOR + 1.19% (b)................      3.75%        08/02/21         1,014,566
     2,000,000  Citigroup, Inc., 3 Mo. LIBOR + 1.07% (b)................      3.84%        12/08/21         2,021,687
     4,707,000  Citigroup, Inc., 3 Mo. LIBOR + 0.96% (b)................      3.73%        04/25/22         4,723,465
     8,000,000  Citizens Bank N.A./Providence RI .......................      2.50%        03/14/19         7,998,422
     1,000,000  Citizens Bank N.A./Providence RI, 3 Mo. LIBOR +
                   0.54% (b)............................................      3.28%        03/02/20         1,000,852
     6,425,000  Citizens Bank N.A./Providence RI, 3 Mo. LIBOR +
                   0.57% (b)............................................      3.26%        05/26/20         6,430,458
     4,000,000  Fifth Third Bank/Cincinnati OH .........................      1.63%        09/27/19         3,969,413
     1,500,000  Fifth Third Bank/Cincinnati OH, 3 Mo. LIBOR +
                   0.59% (b)............................................      3.41%        09/27/19         1,504,345
     7,725,000  Fifth Third Bank/Cincinnati OH, 3 Mo. LIBOR +
                   0.44% (b)............................................      3.20%        07/26/21         7,693,536
     4,500,000  Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR +
                   1.04% (b)............................................      3.81%        04/25/19         4,505,606
     6,540,000  Goldman Sachs Group, (The), Inc. .......................      2.55%        10/23/19         6,525,014
     3,000,000  Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR +
                   0.80% (b)............................................      3.58%        12/13/19         3,007,479
     6,500,000  Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR +
                   1.16% (b)............................................      3.93%        04/23/20         6,545,585
     2,000,000  Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR +
                   1.20% (b)............................................      3.99%        09/15/20         2,020,032
     3,000,000  Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR +
                   0.73% (b)............................................      3.55%        12/27/20         3,005,804
     7,308,000  Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR +
                   1.17% (b)............................................      3.79%        11/15/21         7,359,966
     6,000,000  Huntington National Bank (The) .........................      2.20%        04/01/19         5,994,537
     6,710,000  Huntington National Bank (The) .........................      2.38%        03/10/20         6,672,260
     5,000,000  JPMorgan Chase & Co. ...................................      2.25%        01/23/20         4,969,145
    11,470,000  JPMorgan Chase & Co., 3 Mo. LIBOR + 0.55% (b)...........      3.32%        03/09/21        11,491,420
     5,000,000  JPMorgan Chase & Co., 3 Mo. LIBOR + 0.68% (b)...........      3.42%        06/01/21         5,013,955
     2,625,000  JPMorgan Chase Bank N.A., 3 Mo. LIBOR + 0.23% (b).......      2.97%        09/01/20         2,626,042
     2,562,000  JPMorgan Chase Bank N.A., 3 Mo. LIBOR + 0.29% (b).......      2.83%        02/01/21         2,559,728


                     See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                   STATED        STATED
    VALUE                             DESCRIPTION                             COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                BANKS (CONTINUED)
$   10,000,000  JPMorgan Chase Bank N.A., 3 Mo. LIBOR + 0.34% (b).......      3.10%        04/26/21    $    9,992,694
     6,500,000  JPMorgan Chase Bank N.A., SOFR + 0.55% (b)..............      2.94%        10/19/20         6,498,118
     9,525,000  KeyBank N.A./Cleveland OH ..............................      2.35%        03/08/19         9,523,895
     4,435,000  KeyBank N.A./Cleveland OH ..............................      1.60%        08/22/19         4,409,508
     6,000,000  KeyBank N.A./Cleveland OH ..............................      2.50%        12/15/19         5,983,204
     3,300,000  KeyBank N.A./Cleveland OH, 3 Mo. LIBOR + 0.81% (b)......      3.46%        11/22/21         3,316,855
     6,000,000  Morgan Stanley, 3 Mo. LIBOR + 1.14% (b).................      3.90%        01/27/20         6,044,599
     8,850,000  Morgan Stanley, Series 3NC2, 3 Mo. LIBOR + 0.80% (b)....      3.41%        02/14/20         8,850,037
     3,000,000  Morgan Stanley, Global Medium-Term Note ................      2.38%        07/23/19         2,995,048
    10,220,000  Morgan Stanley, Global Medium-Term Note,
                   3 Mo. LIBOR + 0.55% (b)..............................      3.17%        02/10/21        10,215,496
     2,000,000  Morgan Stanley, Global Medium-Term Note,
                   3 Mo. LIBOR + 1.40% (b)..............................      4.16%        04/21/21         2,035,562
     7,750,000  PNC Bank N.A., 3 Mo. LIBOR + 0.36% (b)..................      3.00%        05/19/20         7,761,241
     2,315,000  PNC Financial Services Group, (The), Inc. ..............      6.70%        06/10/19         2,346,181
    11,200,000  Regions Bank/Birmingham AL, 3 Mo. LIBOR + 0.38% (b).....      3.18%        04/01/21        11,086,572
     7,000,000  Regions Bank/Birmingham AL, 3 Mo. LIBOR + 0.50% (b).....      3.12%        08/13/21         6,933,553
     5,916,000  SunTrust Bank/Atlanta GA ...............................      2.25%        01/31/20         5,878,150
     2,000,000  SunTrust Bank/Atlanta GA, 3 Mo. LIBOR + 0.50% (b).......      3.26%        10/26/21         1,990,555
     5,000,000  US Bank N.A./Cincinnati OH, 3 Mo. LIBOR + 0.25% (b).....      3.03%        07/24/20         5,003,202
     2,000,000  US Bank N.A./Cincinnati OH, 3 Mo. LIBOR + 0.32% (b).....      3.08%        04/26/21         2,000,241
    12,000,000  US Bank N.A./Cincinnati OH, 3 Mo. LIBOR + 0.38% (b).....      3.01%        11/16/21        11,965,656
     2,500,000  Wells Fargo & Co., Medium-Term Note,
                   3 Mo. LIBOR + 0.68% (b)..............................      3.43%        01/30/20         2,513,064
     1,735,000  Wells Fargo & Co., Medium-Term Note, Series N ..........      2.15%        01/30/20         1,723,419
     4,105,000  Wells Fargo Bank N.A. ..................................      1.75%        05/24/19         4,093,192
     3,793,000  Wells Fargo Bank N.A., 3 Mo. LIBOR + 0.50% (b)..........      3.27%        07/23/21         3,791,912
     2,890,000  Wells Fargo Bank N.A., Medium-Term Note,
                   3 Mo. LIBOR + 0.65% (b)..............................      3.39%        12/06/19         2,905,317
                                                                                                       --------------
                                                                                                          342,359,224
                                                                                                       --------------

                BEVERAGES -- 0.6%
     3,400,000  Anheuser-Busch InBev Finance, Inc.,
                   3 Mo. LIBOR + 1.26% (b)..............................      3.82%        02/01/21         3,417,220
     3,000,000  Constellation Brands, Inc. .............................      2.00%        11/07/19         2,976,045
    10,000,000  Constellation Brands, Inc., 3 Mo. LIBOR + 0.70% (b).....      3.21%        11/15/21         9,968,034
     9,200,000  Molson Coors Brewing Co. ...............................      1.90%        03/15/19         9,188,048
       585,000  Molson Coors Brewing Co. ...............................      1.45%        07/15/19           580,954
                                                                                                       --------------
                                                                                                           26,130,301
                                                                                                       --------------

                BIOTECHNOLOGY -- 0.6%
     4,500,000  Amgen, Inc., 3 Mo. LIBOR + 0.32% (b)....................      2.93%        05/10/19         4,502,708
     6,391,000  Amgen, Inc. ............................................      2.20%        05/22/19         6,379,070
     4,345,000  Amgen, Inc., 3 Mo. LIBOR + 0.60% (b)....................      3.25%        05/22/19         4,350,862
     3,815,000  Gilead Sciences, Inc., 3 Mo. LIBOR + 0.22% (b)..........      3.01%        03/20/19         3,816,901
     4,000,000  Gilead Sciences, Inc., 3 Mo. LIBOR + 0.25% (b)..........      3.04%        09/20/19         4,000,180
                                                                                                       --------------
                                                                                                           23,049,721
                                                                                                       --------------

                BUILDING MATERIALS -- 0.1%
     2,000,000  Martin Marietta Materials, Inc., 3 Mo. LIBOR +
                   0.50% (b)............................................      3.29%        12/20/19         1,997,167
     2,000,000  Vulcan Materials Co., 3 Mo. LIBOR + 0.60% (b)...........      3.39%        06/15/20         1,993,941
                                                                                                       --------------
                                                                                                            3,991,108
                                                                                                       --------------


                     See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                   STATED        STATED
    VALUE                             DESCRIPTION                             COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                CHEMICALS -- 0.3%
$    2,000,000  Chevron Phillips Chemical Co. LLC / Chevron Phillips
                   Chemical Co., L.P., 3 Mo. LIBOR + 0.75% (a) (b)......      3.29%        05/01/20    $    2,004,468
     2,000,000  DowDuPont, Inc., 3 Mo. LIBOR + 0.71% (b)................      3.42%        11/15/20         2,011,033
     8,385,000  EI du Pont de Nemours & Co., 3 Mo. LIBOR + 0.53% (b)....      3.07%        05/01/20         8,410,227
                                                                                                       --------------
                                                                                                           12,425,728
                                                                                                       --------------

                COMMERCIAL SERVICES -- 0.1%
     5,650,000  ERAC USA Finance LLC (a)................................      2.35%        10/15/19         5,622,913
                                                                                                       --------------

                COMPUTERS -- 0.5%
    11,045,000  Dell International LLC / EMC Corp. (a)..................      3.48%        06/01/19        11,049,604
     9,287,000  Hewlett Packard Enterprise Co. (a)......................      2.10%        10/04/19         9,229,258
                                                                                                       --------------
                                                                                                           20,278,862
                                                                                                       --------------

                DIVERSIFIED FINANCIAL SERVICES -- 2.2%
     3,000,000  Air Lease Corp. ........................................      2.13%        01/15/20         2,973,165
     7,400,000  American Express Co., 3 Mo. LIBOR + 0.33% (b)...........      3.08%        10/30/20         7,393,321
     6,000,000  American Express Co., 3 Mo. LIBOR + 0.53% (b)...........      3.17%        05/17/21         5,996,450
     3,000,000  American Express Co., 3 Mo. LIBOR + 0.60% (b)...........      3.19%        11/05/21         3,007,191
     3,000,000  American Express Co., 3 Mo. LIBOR + 0.75% (b)...........      3.33%        08/03/23         2,966,084
     4,500,000  American Express Credit Corp., 3 Mo. LIBOR + 0.55% (b)..      3.35%        03/18/19         4,503,054
     3,000,000  American Express Credit Corp., Global Medium-Term Note..      2.25%        08/15/19         2,993,790
     1,700,000  American Express Credit Corp., Global Medium-Term Note,
                   3 Mo. LIBOR + 0.49% (b)..............................      3.11%        08/15/19         1,702,661
     2,500,000  American Express Credit Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.33% (b)..............................      2.91%        05/03/19         2,500,818
     2,000,000  American Express Credit Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.57% (b)..............................      3.32%        10/30/19         2,000,854
     2,580,000  Capital One Financial Corp. ............................      2.45%        04/24/19         2,577,628
    14,000,000  Capital One Financial Corp., 3 Mo. LIBOR + 0.76% (b)....      3.38%        05/12/20        14,050,152
     1,000,000  Capital One Financial Corp., 3 Mo. LIBOR + 0.45% (b)....      3.20%        10/30/20           993,719
     9,000,000  Charles Schwab (The) Corp., 3 Mo. LIBOR + 0.32% (b).....      2.97%        05/21/21         8,983,537
     8,352,000  International Lease Finance Corp. ......................      5.88%        04/01/19         8,382,388
     3,000,000  International Lease Finance Corp. ......................      6.25%        05/15/19         3,025,793
     5,300,000  Nasdaq, Inc., 3 Mo. LIBOR + 0.39% (b)...................      3.21%        03/22/19         5,299,266
     6,345,000  Nasdaq, Inc. ...........................................      5.55%        01/15/20         6,494,446
     6,633,000  TD Ameritrade Holding Corp., 3 Mo. LIBOR + 0.43% (b)....      2.97%        11/01/21         6,645,239
                                                                                                       --------------
                                                                                                           92,489,556
                                                                                                       --------------

                ELECTRIC -- 2.0%
    11,000,000  Consolidated Edison Co. of New York Inc.,
                   3 Mo. LIBOR + 0.40% (b)..............................      3.22%        06/25/21        10,983,557
    10,655,000  Dominion Energy, Inc., Series B ........................      1.60%        08/15/19        10,578,204
     2,590,000  DTE Energy Co. .........................................      1.50%        10/01/19         2,562,965
       259,000  Duke Energy Florida LLC ................................      2.10%        12/15/19           258,201
     5,439,000  Exelon Generation Co. LLC ..............................      5.20%        10/01/19         5,512,598
     7,800,000  NextEra Energy Capital Holdings, Inc. ..................      2.30%        04/01/19         7,794,542
     5,000,000  NextEra Energy Capital Holdings, Inc. ..................      2.40%        09/15/19         4,983,195
     5,000,000  NextEra Energy Capital Holdings, Inc. ..................      2.70%        09/15/19         4,985,547
     6,000,000  Public Service Co. of Oklahoma .........................      5.15%        12/01/19         6,101,506
    13,155,000  Public Service Enterprise Group, Inc. ..................      1.60%        11/15/19        13,003,685
     4,000,000  Sempra Energy ..........................................      1.63%        10/07/19         3,961,660
     9,595,000  Southern (The) Co., 3 Mo. LIBOR + 0.49% (a) (b).........      3.10%        02/14/20         9,595,000


                     See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                   STATED        STATED
    VALUE                             DESCRIPTION                             COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                ELECTRIC (CONTINUED)
$    2,500,000  Southern (The) Co., 3 Mo. LIBOR + 0.70% (a) (b).........      3.50%        09/30/20    $    2,490,408
                                                                                                       --------------
                                                                                                           82,811,068
                                                                                                       --------------

                ENVIRONMENTAL CONTROL -- 0.1%
     6,000,000  Republic Services, Inc. ................................      5.50%        09/15/19         6,090,783
                                                                                                       --------------

                FOOD -- 1.1%
    13,000,000  Conagra Brands, Inc., 3 Mo. LIBOR + 0.75% (b)...........      3.51%        10/22/20        12,938,723
     4,000,000  General Mills, Inc. ....................................      5.65%        02/15/19         4,003,471
    10,368,000  General Mills, Inc. ....................................      2.20%        10/21/19        10,315,166
     4,000,000  Kroger (The) Co. .......................................      6.15%        01/15/20         4,116,828
     3,930,000  Kroger (The) Co., Global Medium-Term Note ..............      1.50%        09/30/19         3,894,083
     1,029,000  Mondelez International, Inc., 3 Mo. LIBOR + 0.52% (b)...      3.06%        02/01/19         1,029,000
     6,084,000  Tyson Foods, Inc., 3 Mo. LIBOR + 0.55% (b)..............      3.29%        06/02/20         6,064,503
     3,000,000  Tyson Foods, Inc., 3 Mo. LIBOR + 0.45% (b)..............      3.10%        08/21/20         2,967,036
                                                                                                       --------------
                                                                                                           45,328,810
                                                                                                       --------------

                HEALTH CARE PRODUCTS -- 0.1%
     3,000,000  Becton Dickinson and Co. ...............................      2.13%        06/06/19         2,986,851
                                                                                                       --------------

                HEALTH CARE SERVICES -- 0.6%
     3,000,000  Aetna, Inc. ............................................      2.20%        03/15/19         2,998,569
     8,500,000  Anthem, Inc. ...........................................      2.25%        08/15/19         8,477,619
     2,800,000  Roche Holdings, Inc., 3 Mo. LIBOR + 0.34% (a) (b).......      3.14%        09/30/19         2,802,713
     4,000,000  UnitedHealth Group, Inc. ...............................      2.30%        12/15/19         3,986,347
     1,000,000  UnitedHealth Group, Inc., 3 Mo. LIBOR + 0.07% (b).......      2.86%        10/15/20           997,279
     5,000,000  UnitedHealth Group, Inc., 3 Mo. LIBOR + 0.26% (b).......      3.05%        06/15/21         4,981,212
                                                                                                       --------------
                                                                                                           24,243,739
                                                                                                       --------------

                INSURANCE -- 1.5%
     1,000,000  Allstate (The) Corp., 3 Mo. LIBOR + 0.43% (b)...........      3.23%        03/29/21           994,295
     2,782,000  Allstate (The) Corp., 3 Mo. LIBOR + 0.63% (b)...........      3.43%        03/29/23         2,773,532
    11,074,000  American International Group, Inc. .....................      2.30%        07/16/19        11,047,821
     3,750,000  Jackson National Life Global Funding,
                   3 Mo. LIBOR + 0.30% (a) (b)..........................      3.09%        10/15/20         3,738,637
     4,000,000  Jackson National Life Global Funding,
                   3 Mo. LIBOR + 0.48% (a) (b)..........................      3.25%        06/11/21         3,988,727
     4,273,000  Marsh & McLennan Cos., Inc. ............................      2.35%        09/10/19         4,256,716
     1,730,000  Metropolitan Life Global Funding I (a)..................      1.55%        09/13/19         1,716,671
     5,000,000  Metropolitan Life Global Funding I, SOFR +
                   0.57% (a) (b)........................................      2.96%        09/07/20         4,992,385
     1,045,000  Metropolitan Life Global Funding I,
                   3 Mo. LIBOR + 0.23% (a) (b)..........................      3.03%        01/08/21         1,043,024
     2,000,000  New York Life Global Funding, 3 Mo. LIBOR +
                   0.28% (a) (b)........................................      3.02%        01/28/21         1,999,807
     1,000,000  New York Life Global Funding, 3 Mo. LIBOR +
                   0.32% (a) (b)........................................      2.91%        08/06/21           998,883
     2,000,000  Protective Life Global Funding, 3 Mo. LIBOR +
                   0.42% (a) (b)........................................      3.22%        03/29/19         2,000,888
     1,435,000  Protective Life Global Funding (a)......................      1.56%        09/13/19         1,424,516
    12,000,000  Protective Life Global Funding, 3 Mo. LIBOR +
                   0.52% (a) (b)........................................      3.33%        06/28/21        11,944,908
     7,462,000  Prudential Financial, Inc., Medium-Term Note ...........      2.35%        08/15/19         7,435,138
                                                                                                       --------------
                                                                                                           60,355,948
                                                                                                       --------------

                INTERNET -- 0.0%
     1,000,000  eBay, Inc., 3 Mo. LIBOR + 0.48% (b).....................      3.02%        08/01/19           999,975
                                                                                                       --------------

                LODGING -- 0.3%
    13,405,000  Marriott International, Inc., Series Y, 3 Mo. LIBOR +
                   0.60% (b)............................................      3.23%        12/01/20        13,377,787
                                                                                                       --------------


                     See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                   STATED        STATED
    VALUE                             DESCRIPTION                             COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                MACHINERY-CONSTRUCTION & MINING -- 0.4%
$    1,649,000  Caterpillar Financial Services Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.28% (b)..............................      3.10%        03/22/19    $    1,649,793
     1,700,000  Caterpillar Financial Services Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.51% (b)..............................      3.29%        01/10/20         1,706,366
     2,571,000  Caterpillar Financial Services Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.18% (b)..............................      2.80%        05/15/20         2,571,154
     9,879,000  Caterpillar Financial Services Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.28% (b)..............................      3.05%        09/07/21         9,818,182
                                                                                                       --------------
                                                                                                           15,745,495
                                                                                                       --------------

                MEDIA -- 1.0%
    14,980,000  Comcast Corp., 3 Mo. LIBOR + 0.33% (b)..................      3.13%        10/01/20        14,999,687
     5,000,000  Discovery Communications LLC ...........................      5.63%        08/15/19         5,061,824
     4,271,000  Discovery Communications LLC ...........................      2.20%        09/20/19         4,240,721
     8,200,000  Discovery Communications LLC, 3 Mo. LIBOR + 0.71% (b)...      3.50%        09/20/19         8,204,660
     5,195,000  NBCUniversal Enterprise, Inc., 3 Mo. LIBOR +
                   0.40% (a) (b)........................................      3.20%        04/01/21         5,201,400
     1,557,000  Time Warner Cable LLC, .................................      8.75%        02/14/19         1,558,955
     3,000,000  Walt Disney (The) Co., Medium-Term Note,
                   3 Mo. LIBOR + 0.13% (b)..............................      2.87%        03/04/20         2,999,437
                                                                                                       --------------
                                                                                                           42,266,684
                                                                                                       --------------

                OIL & GAS -- 0.8%
     5,000,000  BP Capital Markets America, Inc., 3 Mo. LIBOR +
                   0.65% (b)............................................      3.45%        09/19/22         5,007,509
     3,500,000  Chevron Corp., 3 Mo. LIBOR + 0.95% (b) .................      3.58%        05/16/21         3,553,755
     9,883,000  ConocoPhillips Co., 3 Mo. LIBOR + 0.90% (b).............      3.52%        05/15/22        10,000,307
     3,000,000  EQT Corp., 3 Mo. LIBOR + 0.77% (b)......................      3.57%        10/01/20         2,950,907
     3,250,000  Phillips 66, 3 Mo. LIBOR + 0.75% (a) (b)................      3.54%        04/15/20         3,250,206
     7,419,000  Phillips 66, 3 Mo. LIBOR + 0.60% (b)....................      3.29%        02/26/21         7,404,253
                                                                                                       --------------
                                                                                                           32,166,937
                                                                                                       --------------

                PHARMACEUTICALS -- 1.7%
     5,000,000  Bayer US Finance II LLC (a).............................      2.13%        07/15/19         4,987,219
    10,000,000  Bayer US Finance II LLC, 3 Mo. LIBOR + 0.63% (a) (b)....      3.45%        06/25/21         9,898,146
     7,000,000  Cigna Corp., 3 Mo. LIBOR + 0.35% (a) (b)................      3.14%        03/17/20         6,989,019
    11,000,000  Cigna Corp., 3 Mo. LIBOR + 0.65% (a) (b)................      3.44%        09/17/21        10,937,574
     3,000,000  CVS Health Corp. .......................................      2.25%        08/12/19         2,990,524
    15,600,000  CVS Health Corp., 3 Mo. LIBOR + 0.63% (b)...............      3.40%        03/09/20        15,634,850
     6,000,000  CVS Health Corp., 3 Mo. LIBOR + 0.72% (b)...............      3.49%        03/09/21         6,012,374
     9,000,000  Express Scripts Holding Co. ............................      2.25%        06/15/19         8,980,881
     2,500,000  Express Scripts Holding Co., 3 Mo. LIBOR + 0.75% (b)....      3.46%        11/30/20         2,500,034
                                                                                                       --------------
                                                                                                           68,930,621
                                                                                                       --------------

                PIPELINES -- 1.6%
    14,097,000  Boardwalk Pipelines L.P. ...............................      5.75%        09/15/19        14,294,434
    12,817,000  Enterprise Products Operating LLC ......................      2.55%        10/15/19        12,795,512
     3,000,000  Enterprise Products Operating LLC ......................      5.25%        01/31/20         3,064,289
     4,601,000  Kinder Morgan Energy Partners L.P. .....................      2.65%        02/01/19         4,601,000
     2,022,000  Kinder Morgan Energy Partners L.P. .....................      9.00%        02/01/19         2,022,000
    14,491,000  Kinder Morgan, Inc. ....................................      3.05%        12/01/19        14,496,495
     6,000,000  Plains All American Pipeline L.P. / PAA Finance Corp. ..      2.60%        12/15/19         5,959,684
     4,000,000  Spectra Energy Partners, L.P., 3 Mo. LIBOR + 0.70% (b)..      3.45%        06/05/20         3,975,455
     3,000,000  Williams Cos., (The) Inc. ..............................      5.25%        03/15/20         3,071,669
                                                                                                       --------------
                                                                                                           64,280,538
                                                                                                       --------------


                     See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                   STATED        STATED
    VALUE                             DESCRIPTION                             COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                RETAIL -- 0.5%
$    2,000,000  AutoZone, Inc. .........................................      1.63%        04/21/19    $    1,995,054
     9,421,000  Dollar Tree, Inc., 3 Mo. LIBOR + 0.70% (b)..............      3.47%        04/17/20         9,384,526
     8,675,000  Walgreens Boots Alliance, Inc. .........................      2.70%        11/18/19         8,667,062
                                                                                                       --------------
                                                                                                           20,046,642
                                                                                                       --------------

                SEMICONDUCTORS -- 0.1%
     3,000,000  Lam Research Corp. .....................................      2.75%        03/15/20         2,992,284
                                                                                                       --------------

                TELECOMMUNICATIONS -- 0.9%
     7,000,000  AT&T, Inc., 3 Mo. LIBOR + 0.65% (b).....................      3.44%        01/15/20         7,027,023
     2,000,000  AT&T, Inc., 3 Mo. LIBOR + 0.93% (b).....................      3.73%        06/30/20         2,016,906
     2,940,000  AT&T, Inc., 3 Mo. LIBOR + 0.75% (b).....................      3.49%        06/01/21         2,940,194
     8,000,000  AT&T, Inc., 3 Mo. LIBOR + 0.95% (b).....................      3.74%        07/15/21         8,035,476
     1,000,000  Verizon Communications, Inc., 3 Mo. LIBOR + 0.37% (b)...      2.99%        08/15/19         1,000,600
     9,000,000  Verizon Communications, Inc., 3 Mo. LIBOR + 0.55% (b)...      3.20%        05/22/20         9,031,060
     6,000,000  Verizon Communications, Inc., 3 Mo. LIBOR + 1.00% (b)...      3.79%        03/16/22         6,063,216
                                                                                                       --------------
                                                                                                           36,114,475
                                                                                                       --------------

                TRANSPORTATION -- 0.3%
    10,612,000  Ryder System, Inc., Medium-Term Note ...................      2.55%        06/01/19        10,596,493
     4,000,000  Ryder System, Inc., Medium-Term Note ...................      2.45%        09/03/19         3,987,485
                                                                                                       --------------
                                                                                                           14,583,978
                                                                                                       --------------

                TRUCKING & LEASING -- 0.4%
     2,000,000  Aviation Capital Group LLC, 3 Mo. LIBOR +
                   0.95% (a) (b)........................................      3.69%        06/01/21         1,989,905
    13,408,000  Penske Truck Leasing Co., L.P. / PTL Finance Corp. (a)..      2.50%        06/15/19        13,382,594
                                                                                                       --------------
                                                                                                           15,372,499
                                                                                                       --------------
                TOTAL CORPORATE BONDS................................................................   1,240,362,331
                (Cost $1,242,151,932)                                                                  --------------

ASSET-BACKED SECURITIES -- 10.8%

                Aegis Asset Backed Securities Trust
         8,467       Series 2005-3, Class M1, 1 Mo. LIBOR + 0.47% (b)...      2.98%        08/25/35             8,487
                Ameriquest Mortgage Securities, Inc.
        66,061       Series 2004-R9, Class M2, 1 Mo. LIBOR + 0.98% (b)..      3.49%        10/25/34            66,462
                Asset-Backed Pass-Through Certificates
        14,107       Series 2005-R2, Class M2, 1 Mo. LIBOR + 0.72% (b)..      3.23%        04/25/35            14,144
                BMW Vehicle Lease Trust
       898,796       Series 2016-2, Class A3............................      1.43%        09/20/19           897,906
     1,975,000       Series 2016-2, Class A4............................      1.57%        02/20/20         1,969,937
       816,036       Series 2017-2, Class A2A...........................      1.80%        02/20/20           814,495
    11,269,000       Series 2017-2, Class A3............................      2.07%        10/20/20        11,209,731
       120,000       Series 2017-2, Class A4............................      2.19%        03/22/21           119,162
     6,250,000       Series 2018-1, Class A3............................      3.26%        07/20/21         6,287,248
                BMW Vehicle Owner Trust
     2,500,000       Series 2018-A, Class A3............................      2.35%        04/25/22         2,483,452
                California Republic Auto Receivables Trust
     1,012,255       Series 2015-1, Class A4............................      1.82%        09/15/20         1,010,530
     3,110,000       Series 2015-1, Class B.............................      2.51%        02/16/21         3,100,895
     2,141,814       Series 2015-2, Class A4............................      1.75%        01/15/21         2,133,311
     2,889,565       Series 2015-3, Class A4............................      2.13%        05/17/21         2,879,776
     5,349,000       Series 2015-3, Class B.............................      2.70%        09/15/21         5,330,503


                     See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                   STATED        STATED
    VALUE                             DESCRIPTION                             COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                California Republic Auto Receivables Trust (Continued)
$    1,946,619       Series 2016-1, Class A4............................      2.24%        10/15/21    $    1,938,472
     6,591,803       Series 2016-2, Class A4............................      1.83%        12/15/21         6,544,008
     1,779,648       Series 2017-1, Class A3............................      1.90%        03/15/21         1,774,823
     1,870,000       Series 2017-1, Class A4............................      2.28%        06/15/22         1,857,882
    10,603,472       Series 2018-1, Class A2............................      2.86%        03/15/21        10,590,453
                Canadian Pacer Auto Receivables Trust
     3,700,000       Series 2017-1A, Class A3 (a).......................      2.05%        03/19/21         3,678,693
     3,253,555       Series 2018-1A, Class A2A (a)......................      2.70%        08/19/20         3,251,026
    18,307,000       Series 2018-1A, Class A3 (a).......................      3.00%        11/19/21        18,326,926
     5,000,000       Series 2018-2A, Class A2A (a)......................      3.00%        06/21/21         5,005,699
                Carmax Auto Owner Trust
     1,535,351       Series 2016-1, Class A3............................      1.61%        11/16/20         1,530,093
     3,486,202       Series 2016-3, Class A3............................      1.39%        05/17/21         3,463,716
     4,908,040       Series 2017-1, Class A3............................      1.98%        11/15/21         4,873,835
     1,900,000       Series 2017-3, Class A3............................      1.97%        04/15/22         1,881,193
       690,000       Series 2018-4, Class A2A...........................      3.11%        02/15/22           691,679
     7,250,000       Series 2019-1, Class A2A...........................      3.02%        07/15/22         7,259,827
                Chrysler Capital Auto Receivables Trust
       850,000       Series 2016-AA, Class C (a)........................      3.25%        06/15/22           851,678
     9,518,050       Series 2016-BA, Class A3 (a).......................      1.64%        07/15/21         9,475,735
                Countrywide Asset-Backed Certificates
     1,760,535       Series 2005-BC3 M3, Class M3, 1 Mo. LIBOR +
                        1.08% (b).......................................      3.59%        06/25/35         1,770,768
                Element Rail Leasing I LLC
     3,576,427       Series 2014-1A, Class A1 (a).......................      2.30%        04/19/44         3,552,923
                Encore Credit Receivables Trust
       570,216       Series 2005-2, Class M2, 1 Mo. LIBOR + 0.69% (b)...      3.20%        11/25/35           572,293
                Ford Credit Auto Lease Trust
     8,880,165       Series 2017-A, Class A3............................      1.88%        04/15/20         8,864,974
     1,310,000       Series 2017-A, Class A4............................      2.02%        06/15/20         1,305,602
       986,275       Series 2017-B, Class A2A...........................      1.80%        06/15/20           984,178
        85,503       Series 2017-B A2B, Class A2B, 1 Mo. LIBOR +
                        0.16% (b).......................................      2.67%        06/15/20            85,492
     5,580,235       Series 2018-A, Class A2A...........................      2.71%        12/15/20         5,572,244
       350,000       Series 2018-A, Class A4............................      3.05%        08/15/21           350,776
     8,885,000       Series 2018-B, Class A2A...........................      2.93%        04/15/21         8,885,860
     4,780,000       Series 2018-B, Class A3............................      3.19%        12/15/21         4,795,863
                Ford Credit Auto Owner Trust
       954,546       Series 2015-A, Class A4............................      1.64%        06/15/20           953,994
       107,711       Series 2016-A, Class A3............................      1.39%        07/15/20           107,491
                GM Financial Automobile Leasing Trust
       125,195       Series 2016-2, Class A4............................      1.76%        03/20/20           125,112
     2,475,000       Series 2016-2, Class C.............................      2.58%        03/20/20         2,473,192
       752,840       Series 2016-3, Class A3............................      1.61%        12/20/19           753,168
     6,488,000       Series 2016-3, Class A4............................      1.78%        05/20/20         6,475,240
     2,635,000       Series 2016-3, Class B.............................      1.97%        05/20/20         2,627,177
     8,731,000       Series 2016-3, Class C.............................      2.38%        05/20/20         8,711,883
       888,000       Series 2017-1, Class B.............................      2.48%        08/20/20           882,079
     1,440,000       Series 2017-1, Class A4............................      2.26%        08/20/20         1,433,561
       173,106       Series 2017-2, Class A2A...........................      1.72%        01/21/20           172,830
       206,132       Series 2017-2, Class A2B, 1 Mo. LIBOR + 0.30% (b)..      2.81%        01/21/20           206,121
       975,000       Series 2017-2, Class A3............................      2.02%        09/21/20           969,833
     1,315,000       Series 2017-2, Class A4............................      2.18%        06/21/21         1,305,295


                     See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                   STATED        STATED
    VALUE                             DESCRIPTION                             COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                GM Financial Automobile Leasing Trust (Continued)
$      346,000       Series 2017-2, Class B.............................      2.43%        06/21/21    $      343,283
     5,050,000       Series 2017-3, Class A3............................      2.01%        11/20/20         5,019,257
     9,493,935       Series 2018-1, Class A2A...........................      2.39%        04/20/20         9,474,793
     5,023,626       Series 2018-1, Class A2B, 1 Mo. LIBOR + 0.20% (b)..      2.71%        04/20/20         5,021,160
     6,449,000       Series 2018-1, Class A3............................      2.61%        01/20/21         6,435,407
     9,370,553       Series 2018-2, Class A2A...........................      2.83%        07/20/20         9,368,808
     3,520,000       Series 2018-2, Class A3............................      3.06%        06/21/21         3,524,961
     7,985,000       Series 2018-3, Class A2A...........................      2.89%        09/21/20         7,981,309
     1,393,000       Series 2018-3, Class A3............................      3.18%        06/21/21         1,396,841
                GM Financial Consumer Automobile Receivables Trust
     9,176,199       Series 2017-1A, Class A3 (a).......................      1.78%        10/18/21         9,108,829
       702,652       Series 2017-2A, Class A2A (a)......................      1.61%        05/18/20           701,728
                Honda Auto Receivables Owner Trust
     2,058,994       Series 2016-2, Class A3............................      1.39%        04/15/20         2,052,444
    11,000,000       Series 2018-3, Class A2............................      2.67%        12/21/20        10,987,404
                Hyundai Auto Lease Securitization Trust
       202,176       Series 2017-B, Class A2B, 1 Mo. LIBOR +
                        0.28% (a) (b)...................................      2.79%        12/16/19           202,181
     6,900,000       Series 2018-A, Class A3 (a)........................      2.81%        04/15/21         6,890,890
    13,549,293       Series 2018-B, Class A2 (a)........................      2.81%        12/15/20        13,540,381
                Hyundai Auto Receivables Trust
     6,875,000       Series 2015-A, Class C.............................      1.98%        07/15/20         6,861,331
                Master Asset Backed Securities Trust
       651,294       Series 2005-OPT1, Class M2, 1 Mo. LIBOR +
                        0.63% (b).......................................      3.14%        03/25/35           653,066
                Mercedes-Benz Auto Lease Trust
     3,339,888       Series 2016-B, Class A4............................      1.52%        06/15/22         3,336,388
       966,620       Series 2017-A, Class A3............................      1.79%        04/15/20           964,477
     4,900,000       Series 2017-A, Class A4............................      2.01%        01/17/23         4,869,891
     3,013,594       Series 2018-A, Class A2............................      2.20%        04/15/20         3,012,409
    11,000,000       Series 2019-A, Class A2............................      3.01%        02/16/21        11,006,668
                Nationstar Home Equity Loan Trust
     3,161,277       Series 2006-B, Class AV4, 1 Mo. LIBOR + 0.28% (b)..      2.79%        09/25/36         3,150,472
                Nissan Auto Lease Trust
       792,195       Series 2016-B, Class A4............................      1.61%        01/18/22           791,743
    16,314,000       Series 2017-A, Class A3............................      1.91%        04/15/20        16,267,233
     8,500,000       Series 2018-A, Class A3............................      3.25%        09/15/21         8,519,780
                Nissan Auto Receivables Owner Trust
       548,472       Series 2014-B, Class A4............................      1.66%        03/15/21           548,174
     2,032,062       Series 2015-C, Class A3............................      1.37%        05/15/20         2,027,007
     2,744,000       Series 2015-B, Class A4............................      1.79%        01/17/22         2,728,977
       669,802       Series 2016-A, Class A3............................      1.34%        10/15/20           666,825
     5,152,167       Series 2016-B, Class A3............................      1.32%        01/15/21         5,121,555
     1,798,624       Series 2016-C, Class A3............................      1.18%        01/15/21         1,784,111
       250,000       Series 2017-B, Class A3............................      1.75%        10/15/21           247,657
                Securitized Term Auto Receivables Trust
    13,139,958       Series 2017-1A, Class A3 (a).......................      1.89%        08/25/20        13,083,710
     1,000,000       Series 2017-1A, Class A4 (a).......................      2.21%        06/25/21           994,288
       587,191       Series 2017-2A, Class A2A (a)......................      1.78%        01/27/20           586,917
     1,980,000       Series 2017-2A, Class A3 (a).......................      2.04%        04/26/21         1,961,928
     4,095,000       Series 2017-2A, Class A4 (a).......................      2.29%        03/25/22         4,024,269
    11,600,000       Series 2018-2A, Class A2A (a)......................      3.06%        02/25/21        11,612,746


                     See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                   STATED        STATED
    VALUE                             DESCRIPTION                             COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                Sierra Timeshare Receivables Funding LLC
$    1,225,043       Series 2014-3A, Class A (a)........................      2.30%        10/20/31    $    1,218,305
     4,615,073       Series 2016-3A, Class A (a)........................      2.43%        10/20/33         4,565,705
                Structured Asset Investment Loan Trust
       118,841       Series 2004-10, Class A7, 1 Mo. LIBOR + 1.06% (b)..      3.57%        11/25/34           119,653
                Toyota Auto Receivables Owner Trust
     2,844,910       Series 2018-A, Class A2A...........................      2.10%        10/15/20         2,836,225
     5,000,000       Series 2018-C, Class A2A...........................      2.77%        08/16/21         4,995,206
                Verizon Owner Trust
     5,503,255       Series 2016-1A, Class A (a)........................      1.42%        01/20/21         5,489,243
     9,497,060       Series 2016-2A, Class A (a)........................      1.68%        05/20/21         9,453,699
     3,411,000       Series 2017-1A, Class A (a)........................      2.06%        09/20/21         3,394,132
     3,914,000       Series 2017-2A, Class A (a)........................      1.92%        12/20/21         3,882,546
                Wells Fargo Home Equity Trust
        31,476       Series 2005-3, Class M3, 1 Mo. LIBOR + 0.69% (b)...      3.20%        11/25/35            31,560
                World Omni Auto Receivables Trust
     9,000,000       Series 2019-A, Class A2............................      3.02%        04/15/22         9,009,325
                World Omni Automobile Lease Securitization Trust
     2,941,000       Series 2017-A, Class A3............................      2.13%        04/15/20         2,929,308
     4,403,315       Series 2018-A, Class A2............................      2.59%        11/16/20         4,393,997
     9,000,000       Series 2018-B, Class A2A...........................      2.96%        06/15/21         9,001,996
                                                                                                       --------------
                TOTAL ASSET-BACKED SECURITIES........................................................     443,451,924
                (Cost $442,875,188)                                                                    --------------

FOREIGN CORPORATE BONDS -- 8.5%

                BANKS -- 5.8%
     2,000,000  Australia & New Zealand Banking Group Ltd.,
                   3 Mo. LIBOR + 0.66% (a) (b)..........................      3.48%        09/23/19         2,007,159
     3,000,000  Australia & New Zealand Banking Group Ltd.,
                   3 Mo. LIBOR + 0.50% (a) (b) .........................      3.14%        08/19/20         3,009,551
    10,435,000  Australia & New Zealand Banking Group Ltd.,
                   3 Mo. LIBOR + 0.46% (a) (b) .........................      3.10%        05/17/21        10,437,061
     3,000,000  Bank of Montreal, Medium-Term Note .....................      1.50%        07/18/19         2,984,388
       500,000  Bank of Montreal, Medium-Term Note,
                    3 Mo. LIBOR + 0.65% (b) ............................      3.43%        07/18/19           501,450
       250,000  Bank of Montreal, Medium-Term Note,
                   3 Mo. LIBOR + 0.60% (b) .............................      3.38%        12/12/19           251,066
     3,750,000  Bank of Montreal, Medium-Term Note,
                   3 Mo. LIBOR + 0.44% (b) .............................      3.23%        06/15/20         3,761,656
     1,222,000  Bank of Montreal, Medium-Term Note,
                   3 Mo. LIBOR + 0.34% (b)..............................      3.14%        07/13/20         1,224,482
     5,526,000  Bank of Montreal, Medium-Term Note, Series D,
                   3 Mo. LIBOR + 0.46% (b)..............................      3.26%        04/13/21         5,535,983
     2,000,000  Bank of Montreal, Medium-Term Note,
                   3 Mo. LIBOR + 0.79% (b)..............................      3.48%        08/27/21         2,016,923
     8,740,000  Bank of Nova Scotia (The), 3 Mo. LIBOR + 0.39% (b)......      3.19%        07/14/20         8,759,003
     9,960,000  Bank of Nova Scotia (The), 3 Mo. LIBOR + 0.44% (b)......      3.20%        04/20/21         9,966,640
     1,000,000  Barclays Bank PLC, 3 Mo. LIBOR + 0.46% (b)..............      3.26%        01/11/21           986,669


                     See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                   STATED        STATED
    VALUE                             DESCRIPTION                             COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
FOREIGN CORPORATE BONDS (CONTINUED)

                BANKS (CONTINUED)
$    5,000,000  Barclays PLC ...........................................      2.75%        11/08/19    $    4,990,550
       500,000  Canadian Imperial Bank of Commerce,
                   3 Mo. LIBOR + 0.52% (b)..............................      3.26%        09/06/19           501,075
     2,970,000  Commonwealth Bank of Australia (a)......................      5.00%        10/15/19         3,015,495
     2,000,000  Commonwealth Bank of Australia,
                   3 Mo. LIBOR + 0.64% (a) (b)..........................      3.23%        11/07/19         2,006,892
     3,780,000  Cooperatieve Rabobank UA/NY ............................      1.38%        08/09/19         3,755,220
     8,000,000  Credit Agricole S.A./London (a).........................      2.50%        04/15/19         7,993,194
     1,000,000  Credit Agricole S.A./London, 3 Mo. LIBOR +
                   0.80% (a) (b)........................................      3.59%        04/15/19         1,001,464
     1,400,000  Credit Agricole S.A./London, 3 Mo. LIBOR +
                   0.97% (a) (b)........................................      3.74%        06/10/20         1,410,996
     5,696,000  Credit Suisse AG/New York NY, Global Medium-Term Note...      2.30%        05/28/19         5,688,383
     3,000,000  Credit Suisse Group Funding Guernsey Ltd.,
                   3 Mo. LIBOR + 2.29% (b)..............................      5.07%        04/16/21         3,093,928
     3,000,000  Danske Bank A/S, 3 Mo. LIBOR + 0.58% (a) (b)............      3.32%        09/06/19         2,997,069
     1,200,000  Danske Bank A/S, 3 Mo. LIBOR + 0.51% (a) (b)............      3.25%        03/02/20         1,189,677
     2,000,000  Deutsche Bank AG, 3 Mo. LIBOR + 1.91% (b)...............      4.53%        05/10/19         2,002,370
     2,000,000  HSBC Holdings PLC, 3 Mo. LIBOR + 2.24% (b)..............      5.01%        03/08/21         2,065,986
    11,762,000  HSBC Holdings PLC, 3 Mo. LIBOR + 0.60% (b)..............      3.24%        05/18/21        11,739,908
     3,000,000  HSBC Holdings PLC, 3 Mo. LIBOR + 0.65% (b)..............      3.43%        09/11/21         2,998,545
     3,000,000  ING Bank N.V., 3 Mo. LIBOR + 0.61% (a) (b)..............      3.23%        08/15/19         3,005,603
     2,000,000  ING Bank N.V. (a).......................................      2.30%        03/22/19         1,999,029
     1,500,000  Mitsubishi UFJ Financial Group, Inc.,
                   3 Mo. LIBOR + 0.92% (b)..............................      3.61%        02/22/22         1,503,809
     1,720,000  Mitsubishi UFJ Trust & Banking Corp. (a)................      2.45%        10/16/19         1,715,935
     4,223,000  Mizuho Bank Ltd. (a)....................................      2.45%        04/16/19         4,220,889
     2,400,000  MUFG Bank Ltd. (a)......................................      2.35%        09/08/19         2,393,989
       250,000  National Australia Bank Ltd., 3 Mo. LIBOR +
                   0.59% (a) (b)........................................      3.37%        01/10/20           251,128
     4,223,000  National Australia Bank Ltd., 3 Mo. LIBOR +
                   0.51% (a) (b)........................................      3.19%        05/22/20         4,240,024
       785,000  National Australia Bank Ltd./New York ..................      1.38%        07/12/19           780,663
     1,000,000  Nordea Bank Abp, 3 Mo. LIBOR + 0.62% (a) (b)............      3.42%        09/30/19         1,002,490
     3,000,000  Nordea Bank Abp, 3 Mo. LIBOR + 0.47% (a) (b)............      3.18%        05/29/20         3,009,688
       500,000  Royal Bank of Canada, Global Medium-Term Note,
                   3 Mo. LIBOR + 0.71% (b)..............................      3.50%        04/15/19           500,695
     1,000,000  Royal Bank of Canada, Global Medium-Term Note,
                   3 Mo. LIBOR + 0.48% (b)..............................      3.23%        07/29/19         1,001,930
     2,900,000  Royal Bank of Canada, Global Medium-Term Note,
                   3 Mo. LIBOR + 0.38% (b)..............................      3.12%        03/02/20         2,906,558
     7,457,000  Royal Bank of Canada, Global Medium-Term Note,
                   3 Mo. LIBOR + 0.39% (b)..............................      3.14%        04/30/21         7,461,676
     8,000,000  Santander UK PLC, 3 Mo. LIBOR + 0.62% (b)...............      3.36%        06/01/21         7,975,365
     2,200,000  Skandinaviska Enskilda Banken AB,
                   3 Mo. LIBOR + 0.57% (a) (b)..........................      3.35%        09/13/19         2,206,610
     2,000,000  Skandinaviska Enskilda Banken AB,
                   3 Mo. LIBOR + 0.43% (a) (b)..........................      3.07%        05/17/21         1,995,522
     3,000,000  Sumitomo Mitsui Banking Corp. ..........................      2.09%        10/18/19         2,982,666
     7,525,000  Sumitomo Mitsui Banking Corp., 3 Mo. LIBOR + 0.31% (b)..      3.09%        10/18/19         7,521,350
     4,475,000  Sumitomo Mitsui Banking Corp., 3 Mo. LIBOR + 0.35% (b)..      3.12%        01/17/20         4,482,796
     2,000,000  Sumitomo Mitsui Banking Corp., 3 Mo. LIBOR + 0.37% (b)..      3.15%        10/16/20         1,998,274
     8,000,000  Sumitomo Mitsui Banking Corp., Global Medium-Term
                   Note ................................................      2.25%        07/11/19         7,982,588
     1,000,000  Sumitomo Mitsui Trust Bank Ltd., 3 Mo. LIBOR +
                   0.44% (a) (b)........................................      3.24%        09/19/19         1,001,282


                     See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                   STATED        STATED
    VALUE                             DESCRIPTION                             COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
FOREIGN CORPORATE BONDS (CONTINUED)

                BANKS (CONTINUED)
$    1,000,000  Svenska Handelsbanken AB, Medium-Term Note,
                   3 Mo. LIBOR + 0.49% (b)..............................      3.23%        09/06/19    $    1,002,439
     7,000,000  Toronto-Dominion Bank (The) ............................      1.45%        08/13/19         6,954,981
     3,750,000  Toronto-Dominion Bank (The), Global Medium-Term Note,
                   3 Mo. LIBOR + 0.26% (b)..............................      3.05%        09/17/20         3,753,639
     2,000,000  UBS AG/London, 3 Mo. LIBOR + 0.32% (a) (b)..............      3.03%        05/28/19         2,001,096
     7,000,000  UBS AG/London, 3 Mo. LIBOR + 0.58% (a) (b)..............      3.35%        06/08/20         7,020,713
     6,000,000  UBS AG/London, 3 Mo. LIBOR + 0.48% (a) (b)..............      3.22%        12/01/20         5,995,758
     8,150,000  UBS AG/Stamford CT, Global Medium-Term Note ............      2.38%        08/14/19         8,137,038
     6,000,000  UBS Group Funding Switzerland AG,
                   3 Mo. LIBOR + 1.78% (a) (b)..........................      4.58%        04/14/21         6,128,574
       350,000  Westpac Banking Corp., 3 Mo. LIBOR + 0.71% (b)..........      3.33%        05/13/19           350,531
     4,035,000  Westpac Banking Corp. ..................................      1.60%        08/19/19         4,010,552
     8,261,000  Westpac Banking Corp., 3 Mo. LIBOR + 0.34% (b)..........      3.11%        01/25/21         8,245,922
     3,000,000  Westpac Banking Corp., 3 Mo. LIBOR + 0.71% (b)..........      3.52%        06/28/22         3,009,829
                                                                                                       --------------
                                                                                                          238,644,414
                                                                                                       --------------

                BEVERAGES -- 0.1%
     5,500,000  Diageo Capital PLC, 3 Mo. LIBOR + 0.24% (b).............      2.88%        05/18/20         5,493,833
                                                                                                       --------------

                DIVERSIFIED FINANCIAL SERVICES -- 0.4%
    15,330,000  AerCap Ireland Capital DAC / AerCap Global Aviation
                   Trust ...............................................      3.75%        05/15/19        15,358,337
                                                                                                       --------------

                ELECTRONICS -- 0.0%
     1,000,000  Tyco Electronics Group S.A., 3 Mo. LIBOR + 0.45% (b) ...      3.20%        06/05/20           999,180
                                                                                                       --------------

                FOOD -- 0.4%
     8,000,000  Mondelez International Holdings Netherlands BV (a)......      1.63%        10/28/19         7,919,366
     8,000,000  Mondelez International Holdings Netherlands BV,
                   3 Mo. LIBOR + 0.61% (a) (b)..........................      3.37%        10/28/19         8,010,884
                                                                                                       --------------
                                                                                                           15,930,250
                                                                                                       --------------

                MISCELLANEOUS MANUFACTURING -- 0.1%
     3,000,000  Siemens Financieringsmaatschappij N.V.,
                   3 Mo. LIBOR + 0.32% (a) (b)..........................      3.10%        09/13/19         3,002,248
     2,000,000  Siemens Financieringsmaatschappij N.V.,
                   3 Mo. LIBOR + 0.34% (a) (b)..........................      3.13%        03/16/20         2,001,727
                                                                                                       --------------
                                                                                                            5,003,975
                                                                                                       --------------

                OIL & GAS -- 0.6%
     3,000,000  BP Capital Markets PLC .................................      1.68%        05/03/19         2,992,293
     7,000,000  BP Capital Markets PLC .................................      2.52%        01/15/20         6,980,120
     2,000,000  BP Capital Markets PLC, 3 Mo. LIBOR + 0.87% (b).........      3.66%        09/16/21         2,021,058
    11,095,000  Encana Corp. ...........................................      6.50%        05/15/19        11,192,471
     1,440,000  Shell International Finance BV, 3 Mo. LIBOR +
                   0.35% (b)............................................      3.13%        09/12/19         1,443,148
                                                                                                       --------------
                                                                                                           24,629,090
                                                                                                       --------------

                PHARMACEUTICALS -- 0.3%
     2,000,000  Allergan Funding SCS, 3 Mo. LIBOR + 1.26% (b)...........      4.03%        03/12/20         2,015,693
     1,500,000  Mylan N.V. .............................................      2.50%        06/07/19         1,496,914
     9,290,000  Shire Acquisitions Investments Ireland DAC .............      1.90%        09/23/19         9,219,167
                                                                                                       --------------
                                                                                                           12,731,774
                                                                                                       --------------

                PIPELINES -- 0.5%
     5,000,000  Enbridge, Inc., 3 Mo. LIBOR + 0.40% (b).................      3.18%        01/10/20         4,978,569
     8,500,000  TransCanada Pipelines Ltd. .............................      2.13%        11/15/19         8,449,550


                     See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                   STATED        STATED
    VALUE                             DESCRIPTION                             COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
FOREIGN CORPORATE BONDS (CONTINUED)

                PIPELINES (CONTINUED)
$    6,840,000  TransCanada PipeLines Ltd., 3 Mo. LIBOR + 0.28% (b).....      2.89%        11/15/19    $    6,836,992
                                                                                                       --------------
                                                                                                           20,265,111
                                                                                                       --------------

                TELECOMMUNICATIONS -- 0.3%
     5,000,000  Deutsche Telekom International Finance BV (a)...........      1.50%        09/19/19         4,953,641
     2,875,000  Deutsche Telekom International Finance BV,
                   3 Mo. LIBOR + 0.45% (a) (b)..........................      3.25%        09/19/19         2,875,984
     1,000,000  Deutsche Telekom International Finance BV,
                   3 Mo. LIBOR + 0.58% (a) (b)..........................      3.35%        01/17/20         1,001,524
     1,145,000  Telefonica Emisiones SA ................................      5.88%        07/15/19         1,159,561
                                                                                                       --------------
                                                                                                            9,990,710
                                                                                                       --------------
                TOTAL FOREIGN CORPORATE BONDS........................................................     349,046,674
                (Cost $349,085,603)                                                                    --------------

U.S. GOVERNMENT NOTES -- 6.0%
    36,500,000  U.S. Treasury Note .....................................      0.88%        06/15/19        36,291,836
    55,000,000  U.S. Treasury Note .....................................      1.00%        08/31/19        54,526,269
    33,000,000  U.S. Treasury Note .....................................      1.00%        09/30/19        32,672,578
    55,000,000  U.S. Treasury Note .....................................      1.00%        10/15/19        54,415,625
    31,300,000  U.S. Treasury Note .....................................      1.00%        11/15/19        30,928,313
    15,300,000  U.S. Treasury Note .....................................      1.00%        11/30/19        15,107,555
    24,500,000  U.S. Treasury Note .....................................      1.38%        01/31/20        24,221,025
                                                                                                       --------------
                TOTAL U.S. GOVERNMENT NOTES..........................................................     248,163,201
                (Cost $247,983,803)                                                                    --------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 1.8%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.9%
                Federal Home Loan Mortgage Corporation
        12,768       Series 2004-2828, Class JE.........................      4.50%        07/15/19            12,767
         9,780       Series 2004-2861, Class BL.........................      4.00%        09/15/19             9,779
        19,992       Series 2004-2874, Class BC.........................      5.00%        10/15/19            20,007
        27,449       Series 2004-2885, Class PY.........................      4.50%        11/15/19            27,450
        50,415       Series 2004-2895, Class EK.........................      4.00%        11/15/19            50,467
        39,606       Series 2004-2900, Class PC.........................      4.50%        12/15/19            39,608
           974       Series 2005-2920, Class HD.........................      4.50%        01/15/20               976
        92,842       Series 2005-2931, Class DE.........................      4.00%        02/15/20            93,131
         5,886       Series 2005-2945, Class HB.........................      5.00%        03/15/20             5,895
            60       Series 2005-2995, Class JK.........................      4.50%        06/15/20                60
         1,177       Series 2007-3266, Class D..........................      5.00%        01/15/22             1,179
        13,716       Series 2007-3294, Class DB.........................      4.50%        03/15/22            13,731
       896,079       Series 2009-3539, Class YA.........................      4.00%        02/15/24           900,935
        46,799       Series 2010-3705, Class CA.........................      3.00%        08/15/20            46,699
       444,488       Series 2010-3724, Class NC.........................      2.50%        07/15/38           443,487
     1,838,996       Series 2010-3726, Class ND.........................      3.50%        06/15/39         1,840,494
     5,069,424       Series 2010-3737, Class DA.........................      2.00%        12/15/39         5,006,189
        43,839       Series 2010-3755, Class AJ.........................      2.00%        11/15/20            43,473
        52,974       Series 2010-3766, Class HE.........................      3.00%        11/15/20            52,837
       139,108       Series 2010-3768, Class DE.........................      2.25%        11/15/28           138,966
       572,382       Series 2010-3770, Class EB.........................      2.00%        01/15/38           569,236


                     See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                   STATED        STATED
    VALUE                             DESCRIPTION                             COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$       64,187       Series 2010-3773, Class GK.........................      2.50%        12/15/20    $       63,832
       234,964       Series 2011-3790, Class AP.........................      4.50%        01/15/37           238,820
        41,739       Series 2011-3820, Class NA.........................      4.50%        02/15/38            41,896
         1,371       Series 2011-3825, Class AB.........................      3.00%        08/15/20             1,370
       137,907       Series 2011-3841, Class JK.........................      3.00%        10/15/38           137,841
        86,866       Series 2011-3852, Class CA.........................      3.00%        10/15/39            86,765
     2,405,745       Series 2011-3925, Class VB.........................      4.00%        09/15/31         2,423,069
         1,193       Series 2011-3944, Class LB.........................      2.00%        02/15/25             1,191
            98       Series 2011-3977, Class GA.........................      1.50%        07/15/19                98
       606,318       Series 2012-4001, Class A..........................      3.50%        11/15/38           610,750
       191,009       Series 2012-4011, Class KM.........................      2.00%        03/15/22           189,264
       757,126       Series 2014-4305, Class KN.........................      2.50%        03/15/38           753,271
        46,992       Series 2014-4419, Class TB.........................      3.00%        02/15/40            46,917
        93,562       Series 2015-4459, Class NC.........................      5.00%        07/15/25            93,856
                Federal National Mortgage Association
         2,742       Series 2004-27, Class HB...........................      4.00%        05/25/19             2,740
        24,328       Series 2004-79, Class FA, 1 Mo. LIBOR + 0.29% (b)..      2.80%        08/25/32            24,338
        18,388       Series 2004-90, Class LH...........................      5.00%        04/25/34            18,377
     1,220,061       Series 2006-60, Class DF, 1 Mo. LIBOR + 0.43% (b)..      2.94%        04/25/35         1,224,048
             1       Series 2008-51, Class BC...........................      4.50%        06/25/23                 1
        23,352       Series 2008-53, Class CA...........................      5.00%        07/25/23            23,386
        28,443       Series 2008-59, Class KB...........................      4.50%        07/25/23            28,454
       200,533       Series 2009-14, Class EB...........................      4.50%        03/25/24           200,659
        44,643       Series 2009-52, Class AJ...........................      4.00%        07/25/24            44,690
       883,815       Series 2009-71, Class BA...........................      4.00%        08/25/24           888,872
         2,229       Series 2009-78, Class LE...........................      4.00%        09/25/19             2,230
        23,438       Series 2009-96, Class JA...........................      3.50%        10/25/24            23,391
     3,416,894       Series 2010-99, Class UK...........................      3.00%        10/25/38         3,416,079
        79,081       Series 2010-116, Class AD..........................      2.00%        08/25/20            78,600
       139,381       Series 2010-145, Class MA..........................      2.00%        12/25/20           138,301
        15,532       Series 2011-3, Class EG............................      2.00%        05/25/20            15,444
       109,301       Series 2011-13, Class AD...........................      2.00%        07/25/21           108,131
             6       Series 2011-15, Class AB...........................      9.75%        08/25/19                 6
        40,120       Series 2011-15, Class HT...........................      5.50%        03/25/26            40,557
     1,936,532       Series 2011-32, Class CV...........................      3.50%        04/25/24         1,939,754
       375,054       Series 2011-36, Class QC...........................      3.00%        12/25/28           374,330
        71,986       Series 2011-60, Class UC...........................      2.50%        09/25/39            72,105
         8,890       Series 2011-68, Class AH...........................      4.50%        12/25/20             8,905
        49,248       Series 2011-71, Class KC...........................      1.75%        08/25/21            48,640
        17,950       Series 2011-79, Class AD...........................      3.00%        11/25/37            17,944
        49,855       Series 2011-86, Class DC...........................      2.00%        09/25/21            49,181
       187,533       Series 2011-111, Class DA..........................      3.00%        12/25/38           187,438
     1,518,196       Series 2012-20, Class AB...........................      2.50%        07/25/39         1,509,336
     3,768,949       Series 2013-1, Class KC............................      2.00%        07/25/40         3,744,813
        58,702       Series 2014-76, Class AC...........................      2.50%        02/25/34            58,623
                Government National Mortgage Association
       132,030       Series 2009-10, Class MD...........................      4.50%        12/16/36           133,767
        29,971       Series 2009-52, Class PA...........................      5.00%        04/16/39            30,127


                     See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                   STATED        STATED
    VALUE                             DESCRIPTION                             COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Government National Mortgage Association (Continued)
$    1,849,358       Series 2009-79, Class AE...........................      3.75%        02/16/39    $    1,853,559
        82,155       Series 2010-4, Class JC............................      3.00%        08/16/39            82,189
        14,723       Series 2010-47, Class CL...........................      4.00%        08/20/38            14,712
        54,041       Series 2010-85, Class NK...........................      3.25%        01/20/38            53,974
       111,968       Series 2010-87, Class HE...........................      3.00%        11/20/38           112,114
        26,856       Series 2010-125, Class BA..........................      2.08%        05/16/37            26,803
       117,772       Series 2010-125, Class TE..........................      3.00%        06/20/39           117,748
        63,074       Series 2010-142, Class AJ..........................      3.00%        09/20/39            62,959
        20,725       Series 2010-164, Class LE..........................      3.00%        10/20/38            20,698
        98,524       Series 2010-164, Class LH..........................      3.50%        10/20/38            98,525
        67,439       Series 2011-24, Class NE...........................      3.50%        04/20/39            67,443
       114,659       Series 2011-37, Class PG...........................      3.00%        05/20/40           114,306
        69,441       Series 2011-40, Class CA...........................      3.00%        12/16/25            69,437
        41,156       Series 2011-115, Class PD..........................      2.00%        10/20/38            40,911
       159,872       Series 2014-180, Class PA..........................      2.50%        04/20/43           159,226
     6,067,879       Series 2018-89, Class A............................      3.50%        06/20/39         6,091,421
                                                                                                       --------------
                                                                                                           37,445,598
                                                                                                       --------------

                COMMERCIAL MORTGAGE-BACKED SECURITIES  -- 0.5%
                Federal Home Loan Mortgage Corporation Multifamily
                Structured Pass Through Certificates
     9,199,223       Series 2010-K007, Class A2.........................      4.22%        03/25/20         9,310,776
       795,563       Series 2014-K716, Class A1.........................      2.41%        01/25/21           791,678
                FREMF Mortgage Trust
    10,200,000       Series 2012-K710, Class B (a) (c)..................      3.82%        06/25/47        10,194,497
                Government National Mortgage Association
        23,867       Series 2014-28, Class A............................      2.00%        01/16/46            23,347
                                                                                                       --------------
                                                                                                           20,320,298
                                                                                                       --------------

                PASS-THROUGH SECURITIES -- 0.4%
                Federal Home Loan Mortgage Corporation
        17,786       Pool B15139........................................      4.50%        06/01/19            18,094
         3,015       Pool B18688........................................      5.00%        02/01/20             3,031
           261       Pool E01591........................................      5.50%        02/01/19               261
         4,763       Pool E01654........................................      5.00%        06/01/19             4,828
         9,523       Pool G11588........................................      5.50%        06/01/19             9,536
        46,347       Pool G11728........................................      5.50%        02/01/20            46,562
        62,493       Pool G11777........................................      5.00%        10/01/20            63,032
        15,512       Pool G11820........................................      5.50%        12/01/20            15,730
        25,277       Pool G11879........................................      5.00%        10/01/20            25,712
        83,059       Pool G11902........................................      5.00%        08/01/20            83,974
        70,302       Pool G11966........................................      5.50%        11/01/20            70,971
         6,336       Pool G12255........................................      5.50%        07/01/21             6,468
        57,867       Pool G12673........................................      5.00%        09/01/21            58,781
        57,899       Pool G13204........................................      6.00%        11/01/22            59,360
        38,433       Pool G13235........................................      4.50%        08/01/20            39,099
         3,186       Pool G13395........................................      4.50%        12/01/19             3,241
        14,643       Pool G13761........................................      5.50%        12/01/20            14,725
       215,193       Pool G13812........................................      5.00%        12/01/20           217,992
        73,102       Pool G14030........................................      4.50%        12/01/20            74,368


                     See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                   STATED        STATED
    VALUE                             DESCRIPTION                             COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$       94,380       Pool G14035........................................      5.50%        12/01/21    $       95,645
       355,295       Pool G14187........................................      5.50%        12/01/20           357,084
     2,499,292       Pool G15435........................................      5.00%        11/01/24         2,544,344
       149,112       Pool G15821........................................      5.00%        07/01/25           151,600
       873,380       Pool G15874........................................      5.00%        06/01/26           891,241
        16,876       Pool G18010........................................      5.50%        09/01/19            16,927
       116,816       Pool G18056........................................      5.00%        06/01/20           118,740
       128,614       Pool J02535........................................      5.00%        09/01/20           129,493
        48,231       Pool P60959........................................      4.50%        09/01/20            48,226
                Federal National Mortgage Association
        12,295       Pool 255547........................................      4.50%        01/01/20            12,501
         2,805       Pool 310097........................................      5.00%        10/01/20             2,852
         2,377       Pool 725445........................................      4.50%        05/01/19             2,416
         5,547       Pool 725793........................................      5.50%        09/01/19             5,554
         9,698       Pool 725934........................................      5.00%        11/01/19             9,861
         2,420       Pool 735208........................................      6.00%        10/01/19             2,423
         6,158       Pool 735439........................................      6.00%        09/01/19             6,167
         1,731       Pool 735512........................................      6.00%        03/01/20             1,733
        45,489       Pool 735646........................................      4.50%        07/01/20            46,253
        15,261       Pool 735920........................................      4.50%        10/01/20            15,525
       221,575       Pool 745119........................................      5.50%        12/01/19           222,058
        58,760       Pool 745238........................................      6.00%        12/01/20            59,189
       287,787       Pool 745735........................................      5.00%        03/01/21           292,638
        63,798       Pool 745749........................................      5.50%        03/01/21            64,617
       695,143       Pool 745832........................................      6.00%        04/01/21           706,627
        12,527       Pool 773440........................................      5.00%        07/01/19            12,737
         1,155       Pool 775019........................................      4.50%        05/01/19             1,175
         8,071       Pool 814708........................................      6.00%        04/01/20             8,118
        12,481       Pool 815098........................................      6.00%        05/01/20            12,554
        11,052       Pool 839226........................................      4.00%        09/01/20            11,055
        41,165       Pool 844915........................................      4.50%        11/01/20            42,069
        47,036       Pool 847919........................................      5.50%        11/01/20            47,495
        50,308       Pool 888932........................................      4.50%        11/01/22            51,358
         2,061       Pool 889191........................................      4.50%        04/01/21             2,095
       101,482       Pool 889318........................................      5.50%        07/01/20           101,655
        10,661       Pool 889531........................................      4.50%        05/01/22            10,841
         7,401       Pool 889847........................................      4.50%        04/01/21             7,533
       151,532       Pool 890403........................................      6.00%        05/01/23           153,018
        30,612       Pool 898044........................................      4.50%        12/01/20            31,126
       640,371       Pool 901931........................................      6.00%        10/01/21           651,398
        16,011       Pool 931592........................................      5.00%        09/01/20            15,962
       264,649       Pool 962078........................................      4.50%        03/01/23           272,320
        32,266       Pool 995158........................................      4.50%        12/01/20            32,919
         1,622       Pool 995886........................................      6.00%        04/01/21             1,636
       438,449       Pool AD0285........................................      5.00%        09/01/22           445,839
        64,468       Pool AD0402........................................      5.00%        02/01/23            65,555
       662,728       Pool AE0126........................................      5.00%        06/01/20           673,847
       153,380       Pool AE0237........................................      5.50%        11/01/23           154,239
       757,202       Pool AE0314........................................      5.00%        08/01/21           769,965
       212,427       Pool AE0792........................................      5.00%        12/01/20           215,991


                     See Notes to Portfolio of Investments


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                   STATED        STATED
    VALUE                             DESCRIPTION                             COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$      394,482       Pool AE0812........................................      5.00%        07/01/25    $      401,132
     1,087,072       Pool AL5764........................................      5.00%        09/01/25         1,105,395
       803,532       Pool AL5812........................................      5.50%        05/01/25           815,811
       708,653       Pool AL6212........................................      4.50%        01/01/27           720,559
       182,322       Pool AL6725........................................      4.50%        09/01/20           185,385
       932,392       Pool AL6798........................................      5.00%        09/01/25           948,109
         1,826       Pool AL8539........................................      4.50%        01/01/27             1,858
     1,150,246       Pool BM1299........................................      5.00%        03/01/27         1,175,419
         1,209       Pool MA0047........................................      4.50%        04/01/19             1,230
        14,925       Pool MA0125........................................      4.50%        07/01/19            15,175
        37,428       Pool MA0323........................................      4.50%        02/01/20            38,056
        47,920       Pool MA0358........................................      4.50%        03/01/20            48,725
        51,285       Pool MA0419........................................      4.50%        05/01/20            52,146
        44,910       Pool MA0772........................................      4.00%        06/01/21            46,205
       950,367       Pool MA1030........................................      3.00%        04/01/22           956,654
                Government National Mortgage Association
         9,605       Pool 781783........................................      5.50%        08/15/19             9,628
        37,278       Pool 781820........................................      5.00%        11/15/19            36,847
        78,429       Pool 783524........................................      5.00%        09/15/24            80,071
                                                                                                       --------------
                                                                                                           17,050,384
                                                                                                       --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES..............................      74,816,280
                (Cost $74,831,477)                                                                     --------------

U.S. TREASURY BILLS -- 0.8%

    33,500,000  U.S. Treasury Bill .....................................       (d)         07/18/19        33,125,479
                (Cost $33,116,818)                                                                     --------------

MORTGAGE-BACKED SECURITIES -- 0.1%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.0%
                RBSSP Resecuritization Trust
        42,886       Series 2009-12, Class 20A1(a) (c)..................      4.37%        12/25/35            43,210
                                                                                                       --------------

                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.1%
                DBCG Mortgage Trust
     5,775,000       Series 2017-BBG, Class A, 1 Mo. LIBOR +
                        0.70% (a) (b)...................................      3.21%        06/15/34         5,706,978
                                                                                                       --------------
                TOTAL MORTGAGE-BACKED SECURITIES.....................................................       5,750,188
                (Cost $5,819,034)                                                                      --------------

CERTIFICATES OF DEPOSIT -- 0.1%
                BANKS -- 0.1%
     5,000,000  Intesa Sanpaolo SpA/New York NY, 3 Mo. LIBOR +
                   0.63% (b)............................................      3.40%        07/17/19         5,001,418
                                                                                                       --------------
                TOTAL CERTIFICATES OF DEPOSIT........................................................       5,001,418
                (Cost $5,000,000)                                                                      --------------

                                                     DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
                 TOTAL INVESTMENTS -- 100.9%.........................................................  $4,156,957,139
                 (Cost $4,158,103,499) (e)
                 NET OTHER ASSETS AND LIABILITIES -- (0.9)%..........................................     (37,585,354)
                                                                                                       --------------
                 NET ASSETS -- 100.0%................................................................  $4,119,371,785
                                                                                                       ==============


-----------------------------

(a)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2019, securities noted as such amounted to $462,613,885 or 11.2% of net assets.

(b)   Floating or variable rate security.

(c)   Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(d)   Zero coupon security.

(e)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,810,790 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,957,150. The net unrealized depreciation was $1,146,360.

LIBOR - London Interbank Offered Rate
SOFR  - Secured Overnight Financing Rate

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31,
2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio
of Investments):


                                                                                 LEVEL 2          LEVEL 3
                                                  TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                1/31/2019        PRICES          INPUTS           INPUTS
                                             --------------   ------------   --------------   --------------
Commercial Paper*..........................  $1,757,239,644   $         --   $1,757,239,644   $           --
Corporate Bonds*...........................   1,240,362,331             --    1,240,362,331               --
Asset-Backed Securities....................     443,451,924             --      443,451,924               --
Foreign Corporate Bonds*...................     349,046,674             --      349,046,674               --
U.S. Government Notes......................     248,163,201             --      248,163,201               --
U.S. Government Agency Mortgage-Backed
     Securities............................      74,816,280             --       74,816,280               --
U.S. Treasury Bills........................      33,125,479             --       33,125,479               --
Mortgage-Backed Securities.................       5,750,188             --        5,750,188               --
Certificates of Deposit*...................       5,001,418             --        5,001,418               --
                                             --------------   ------------   --------------   --------------
Total Investments..........................  $4,156,957,139   $         --   $4,156,957,139   $           --
                                             ==============   ============   ==============   ==============


* See Portfolio of Investments for industry breakout.

                     See Notes to Portfolio of Investments


NOTES TO PORTFOLIO OF INVESTMENTS

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                          JANUARY 31, 2019 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nine funds that are offering shares. This report covers the First Trust Enhanced Short Maturity ETF (the "Fund"), which trades under the ticker "FTSM" on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m.
Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, municipal securities, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Commercial paper, fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts
      (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                          JANUARY 31, 2019 (UNAUDITED)

      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3)    the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4)    issuer-specific conditions (such as significant credit
            deterioration); and

      5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

       1)   the fundamental business data relating to the borrower/issuer;

       2)   an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of a security;

       4)   the financial statements of the borrower/issuer;

       5)   the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

       6)   the information as to any transactions in or offers for the security;

       7)   the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;

       8)   the coupon payments;

       9)   the quality, value and salability of collateral, if any, securing the security;

      10)   the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management (for corporate debt only);

      11)   the prospects for the borrower's/issuer's industry, and multiples
            (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only);

      12)   the borrower's/issuer's competitive position within the industry;

      13)   the borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

      14)   other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active markis a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                          JANUARY 31, 2019 (UNAUDITED)

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2019, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2019 (UNAUDITED)


    SHARES                                           DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
EXCHANGE-TRADED FUNDS -- 48.8%

                CAPITAL MARKETS -- 48.8%
       170,254  First Trust Emerging Markets Local Currency Bond ETF (a) ............................  $    6,525,836
       150,741  First Trust Institutional Preferred Securities and Income ETF (a)  ..................       2,812,827
       454,224  First Trust Preferred Securities and Income ETF (a) .................................       8,507,616
       236,580  First Trust Senior Loan Fund (a)  ...................................................      11,100,333
         5,231  iShares 20+ Year Treasury Bond ETF  .................................................         638,025
           995  iShares 7-10 Year Treasury Bond ETF  ................................................         104,356
        25,575  iShares J.P. Morgan USD Emerging Markets Bond ETF ...................................       2,784,606
        52,790  iShares MBS ETF .....................................................................       5,568,817
                                                                                                       --------------
                TOTAL EXCHANGE-TRADED FUNDS..........................................................      38,042,416
                (Cost $38,650,976)                                                                     --------------

COMMON STOCKS -- 27.8%

                BANKS -- 4.6%
        17,026  Associated Banc-Corp.  ..............................................................         368,613
         5,002  Bank of Hawaii Corp.  ...............................................................         386,805
        13,864  Bank OZK ............................................................................         420,634
        33,419  F.N.B. Corp.  .......................................................................         389,331
         3,756  First Busey Corp.  ..................................................................          92,999
        21,595  Fulton Financial Corp.  .............................................................         346,600
        27,434  Hope Bancorp, Inc.  .................................................................         392,581
        23,115  People's United Financial, Inc.  ....................................................         378,624
         3,243  Sandy Spring Bancorp, Inc.  .........................................................         105,754
        11,712  Trustmark Corp.  ....................................................................         369,279
        10,567  United Bankshares, Inc.  ............................................................         373,755
                                                                                                       --------------
                                                                                                            3,624,975
                                                                                                       --------------

                CAPITAL MARKETS -- 0.8%
         6,318  T. Rowe Price Group, Inc.  ..........................................................         590,480
                                                                                                       --------------

                DISTRIBUTORS -- 1.0%
         7,588  Genuine Parts Co.  ..................................................................         757,434
                                                                                                       --------------

                ELECTRIC UTILITIES -- 5.4%
         3,554  Alliant Energy Corp.  ...............................................................         158,046
         2,225  American Electric Power Co., Inc.  ..................................................         176,042
         1,150  Emera, Inc. (CAD) ...................................................................          40,260
        12,884  Evergy, Inc.  .......................................................................         738,511
        13,744  Eversource Energy ...................................................................         953,972
        10,029  Exelon Corp.  .......................................................................         478,985
         4,929  Fortis, Inc. (CAD) ..................................................................         175,785
         2,154  NextEra Energy, Inc.  ...............................................................         385,523
        14,340  Otter Tail Corp.  ...................................................................         694,773
         7,782  PPL Corp.  ..........................................................................         243,732
         3,363  Xcel Energy, Inc.  ..................................................................         176,087
                                                                                                       --------------
                                                                                                            4,221,716
                                                                                                       --------------

                ELECTRICAL EQUIPMENT -- 1.0%
         7,103  Hubbell, Inc.  ......................................................................         776,571
                                                                                                       --------------


                     See Notes to Portfolio of Investments


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


    SHARES                                           DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                GAS UTILITIES -- 0.4%
           404  Atmos Energy Corp.  .................................................................  $       39,443
           824  New Jersey Resources Corp.  .........................................................          39,964
         4,113  UGI Corp.  ..........................................................................         234,564
                                                                                                       --------------

                                                                                                              313,971
                                                                                                       --------------

                HOTELS, RESTAURANTS & LEISURE -- 3.0%
        16,677  Cheesecake Factory (The), Inc.  .....................................................         748,464
         4,355  Cracker Barrel Old Country Store, Inc.  .............................................         728,504
        19,674  Wyndham Destinations, Inc.  .........................................................         829,062
                                                                                                       --------------

                                                                                                            2,306,030
                                                                                                       --------------

                HOUSEHOLD PRODUCTS -- 1.0%
         7,780  Procter & Gamble (The) Co.  .........................................................         750,537
                                                                                                       --------------

                IT SERVICES -- 1.0%
        10,834  Paychex, Inc.  ......................................................................         767,047
                                                                                                       --------------

                MULTI-UTILITIES -- 1.7%
         9,431  Consolidated Edison, Inc.  ..........................................................         732,317
         8,649  Public Service Enterprise Group, Inc.  ..............................................         471,803
           677  Sempra Energy .......................................................................          79,195
         1,088  WEC Energy Group, Inc.   ............................................................          79,457
                                                                                                       --------------

                                                                                                            1,362,772
                                                                                                       --------------

                OIL, GAS & CONSUMABLE FUELS -- 4.4%
        18,266  Enbridge, Inc.  .....................................................................         668,901
        17,856  Equitrans Midstream Corp.  ..........................................................         371,762
        41,035  Kinder Morgan, Inc.  ................................................................         742,734
         3,919  ONEOK, Inc.  ........................................................................         251,639
        23,180  TransCanada Corp.  ..................................................................         985,613
        14,208  Williams (The) Cos., Inc.  ..........................................................         382,621
                                                                                                       --------------

                                                                                                            3,403,270
                                                                                                       --------------

                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.0%
         7,711  Texas Instruments, Inc.  ............................................................         776,343
                                                                                                       --------------

                THRIFTS & MORTGAGE FINANCE -- 1.6%
        28,559  Provident Financial Services, Inc.  .................................................         705,693
        70,797  TrustCo Bank Corp.  .................................................................         549,385
                                                                                                       --------------

                                                                                                            1,255,078
                                                                                                       --------------

                TRADING COMPANIES & DISTRIBUTORS -- 0.9%
         4,998  Watsco, Inc.  .......................................................................         737,105
                                                                                                       --------------

                TOTAL COMMON STOCKS..................................................................      21,643,329
                (Cost $20,884,414)                                                                     --------------

    UNITS                                            DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
MASTER LIMITED PARTNERSHIPS -- 11.6%

                CHEMICALS -- 0.4%
        12,560  Westlake Chemical Partners, L.P.  ...................................................         287,122
                                                                                                       --------------


                     See Notes to Portfolio of Investments


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


    UNITS                                            DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
MASTER LIMITED PARTNERSHIPS (CONTINUED)

                GAS UTILITIES -- 0.4%
        10,941  AmeriGas Partners, L.P. .............................................................  $      337,420
                                                                                                       --------------

                INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS -- 0.7%
        13,383  NextEra Energy Partners, L.P. (b) ...................................................         537,461
                                                                                                       --------------

                OIL, GAS & CONSUMABLE FUELS -- 10.1%
         8,093  Alliance Resource Partners, L.P.  ...................................................         157,490
        13,455  BP Midstream Partners, L.P.  ........................................................         211,378
        49,442  Energy Transfer, L.P.  ..............................................................         727,292
        66,962  Enterprise Products Partners, L.P.  .................................................       1,852,838
         3,315  EQM Midstream Partners, L.P.  .......................................................         151,694
        20,407  Holly Energy Partners, L.P.  ........................................................         626,087
        19,829  Magellan Midstream Partners, L.P.  ..................................................       1,218,492
         6,816  MPLX, L.P.  .........................................................................         239,378
        12,992  Phillips 66 Partners, L.P.  .........................................................         636,868
        29,445  Plains All American Pipeline, L.P.  .................................................         670,463
        33,537  Shell Midstream Partners, L.P.  .....................................................         681,472
        21,986  TC PipeLines, L.P.  .................................................................         698,935
                                                                                                       --------------
                                                                                                            7,872,387
                                                                                                       --------------
                TOTAL MASTER LIMITED PARTNERSHIPS....................................................       9,034,390
                (Cost $9,204,708)                                                                      --------------

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 7.8%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.5%

                Federal Home Loan Mortgage Corporation
$       12,650       Series 1998-192, Class IO, IO, STRIPS..............      6.50%        02/01/28             2,510
       102,478       Series 2003-2564, Class PK ........................      4.00%        06/15/32           106,070
       107,000       Series 2003-2669, Class LL.........................      5.50%        08/15/33           117,571
         3,361       Series 2004-2776, Class QP.........................      4.00%        01/15/34             3,359
       105,149       Series 2006-3114, Class GI, IO, 1 Mo. LIBOR x -1 +
                        6.60% (c).......................................      4.09%        02/15/36            17,116
         8,237       Series 2006-3200, Class PO, PO ....................       (d)         08/15/36             7,202
        11,197       Series 2007-3373, Class TO, PO ....................       (d)         04/15/37             9,589
        51,867       Series 2007-3382, Class CE ........................      6.00%        11/15/37            56,579
        78,784       Series 2009-3589, Class ZW.........................      4.50%        10/15/39            83,201
       186,000       Series 2010-3626, Class ME.........................      5.00%        01/15/40           209,353
         6,652       Series 2011-3816, Class D..........................      3.50%        08/15/28             6,647
       105,262       Series 2011-3817, Class MA.........................      4.50%        10/15/37           107,392
        15,003       Series 2011-3917, Class AI, IO.....................      4.50%        07/15/26             1,180
        96,437       Series 2012-4101, Class QN ........................      3.50%        09/15/42            98,090
     1,582,435       Series 2016-4619, Class IB, IO.....................      4.00%        12/15/47           199,828
                Federal National Mortgage Association
         4,828       Series 1992-205, Class Z  .........................      7.00%        11/25/22             5,068
        23,844       Series 1993-176, Class E, PO ......................       (d)         08/25/23            22,639
        20,878       Series 1993-247, Class 2, IO, STRIPS...............      7.50%        10/25/23             2,385


                     See Notes to Portfolio of Investments


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)

                Federal National Mortgage Association (Continued)
$       63,854       Series 1997-22, Class PC...........................      4.50%        03/18/27    $       66,037
        18,206       Series 2002-1, Class HC............................      6.50%        02/25/22            18,668
        89,820       Series 2003-339, Class 12, IO, STRIPS..............      6.00%        06/25/33            17,114
        15,633       Series 2003-W2, Class 1A1..........................      6.50%        07/25/42            17,334
        59,328       Series 2004-T2, Class 1PO, PO......................       (d)         11/25/43            54,032
        10,514       Series 2006-125, Class FA, 1 Mo. LIBOR +
                        0.28% (e).......................................      2.79%        01/25/37            10,462
        56,358       Series 2007-32, Class KT...........................      5.50%        04/25/37            62,235
         9,298       Series 2007-42, Class AO, PO ......................       (d)         05/25/37             8,420
        65,198       Series 2008-24, Class WH...........................      6.00%        02/25/38            80,704
        15,407       Series 2008-44, Class PO, PO ......................       (d)         05/25/38            12,812
           240       Series 2010-9, Class EA............................      3.50%        01/25/24               240
       168,557       Series 2011-30, Class MD...........................      4.00%        02/25/39           170,200
        99,335       Series 2012-409, Class C17, IO, STRIPS.............      4.00%        11/25/41            20,441
       112,463       Series 2015-14, Class IK, IO.......................      0.75%        03/25/45            12,765
       105,207       Series 2015-72, Class PC ..........................      3.00%        10/25/43           105,078
                Government National Mortgage Association
        47,078       Series 1999-30, Class S, IO, 1 Mo. LIBOR x -1 +
                        8.60% (c).......................................      6.09%        08/16/29               558
        35,424       Series 2003-7, Class TA ...........................      4.50%        11/16/32            36,350
        26,972       Series 2003-52, Class AP, PO ......................       (d)         06/16/33            23,175
        54,000       Series 2004-47, Class PD ..........................      6.00%        06/16/34            60,659
        58,919       Series 2004-109, Class BC .........................      5.00%        11/20/33            59,671
        13,241       Series 2005-17, Class AD ..........................      5.00%        02/20/35            13,812
       364,370       Series 2006-17, Class TW...........................      6.00%        04/20/36           409,986
       240,000       Series 2008-2, Class GC............................      4.75%        01/16/38           256,621
        81,208       Series 2009-96, Class ZG ..........................      5.50%        10/16/39            91,809
        10,000       Series 2010-84, Class YB ..........................      4.00%        07/20/40            10,309
       267,478       Series 2010-111, Class JA..........................      2.50%        09/16/40           266,010
       456,000       Series 2010-167, Class WL..........................      4.50%        09/20/40           500,209
         2,651       Series 2011-21, Class QH...........................      4.50%        10/16/37             2,649
        25,640       Series 2011-29, Class JA ..........................      4.50%        04/20/40            25,737
        36,145       Series 2012-34, Class SD, IO, 1 Mo. LIBOR x -1 +
                        6.05% (c).......................................      3.54%        03/16/42             6,599
        38,399       Series 2013-20, Class KI, IO.......................      5.00%        01/20/43             7,875
         1,736       Series 2013-31, Class TH, 1 Mo. LIBOR + 4.35% (e)..      6.85%        08/20/39             1,784
        48,687       Series 2013-67, Class PI, IO.......................      4.00%        12/16/42             6,971
                NCUA Guaranteed Notes Trust
        32,681       Series 2010-R3, Class 1A, 1 Mo. LIBOR + 0.56% (e)..      3.07%        12/08/20            32,737
                                                                                                       --------------
                                                                                                            3,525,842
                                                                                                       --------------
                PASS-THROUGH SECURITIES -- 3.3%

                Federal Home Loan Mortgage Corporation
        71,053       Pool A47829........................................      4.00%        08/01/35            73,058
        80,915       Pool A80290........................................      5.00%        11/01/35            87,190
        60,740       Pool A94951........................................      4.00%        11/01/40            62,807
        34,476       Pool A95134........................................      4.50%        11/01/40            36,275
        31,931       Pool A97601........................................      4.50%        03/01/41            33,812
         3,036       Pool B13731........................................      5.00%        05/01/19             3,051
        14,771       Pool G03523........................................      6.00%        11/01/37            16,208


                     See Notes to Portfolio of Investments


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)

                Federal Home Loan Mortgage Corporation (Continued)
$       40,755       Pool G06501........................................      4.00%        04/01/41    $       42,142
        52,889       Pool G07286........................................      6.50%        09/01/39            60,133
         2,388       Pool G11805........................................      5.50%        12/01/19             2,392
         7,022       Pool G11973........................................      5.50%        02/01/21             7,117
        43,550       Pool G13124........................................      6.00%        12/01/22            44,750
        37,606       Pool G13465........................................      6.00%        01/01/24            38,764
        33,651       Pool G13790........................................      4.50%        04/01/25            34,694
        37,782       Pool G13844........................................      4.50%        07/01/25            38,960
        29,916       Pool G14184........................................      5.00%        07/01/25            31,054
        44,500       Pool G15725........................................      4.50%        09/01/26            45,882
        16,571       Pool G18072........................................      4.50%        09/01/20            16,877
        10,238       Pool O20138........................................      5.00%        11/01/30            10,822
        36,803       Pool Q05201........................................      4.00%        12/01/41            38,056
                Federal National Mortgage Association
       101,405       Pool 724888........................................      5.50%        06/01/33           108,541
        27,474       Pool 879398........................................      5.50%        02/01/21            27,816
        35,424       Pool 888112........................................      6.50%        12/01/36            40,048
        18,119       Pool 889780........................................      5.50%        03/01/23            18,746
         6,524       Pool 890206........................................      5.50%        10/01/21             6,578
        45,445       Pool 897936........................................      5.50%        08/01/21            46,334
        22,382       Pool 923171........................................      7.50%        03/01/37            24,740
        46,803       Pool 977130........................................      5.50%        08/01/23            48,346
        28,575       Pool 983629........................................      4.50%        05/01/23            29,169
        33,275       Pool 995400........................................      7.00%        06/01/23            34,505
        69,243       Pool 995700........................................      6.50%        03/01/27            75,076
        32,426       Pool AB2265........................................      4.00%        02/01/41            33,642
        10,329       Pool AI1191........................................      4.50%        04/01/41            10,862
        33,141       Pool AI7800........................................      4.50%        07/01/41            34,958
        26,772       Pool AJ5299........................................      4.00%        11/01/41            27,776
        50,279       Pool AJ5300........................................      4.00%        11/01/41            52,053
        40,856       Pool AK3103........................................      4.00%        02/01/42            42,196
        86,871       Pool AL1024........................................      4.50%        07/01/26            89,764
        31,817       Pool AL6304........................................      5.50%        09/01/25            32,757
        57,784       Pool AU4726........................................      4.00%        09/01/43            59,876
       446,550       Pool BN0965........................................      4.50%        12/01/48           464,441
                Government National Mortgage Association
        19,709       Pool 3500..........................................      5.50%        01/20/34            21,533
        11,503       Pool 3513..........................................      5.00%        02/20/34            12,267
        22,598       Pool 3555..........................................      5.00%        05/20/34            24,089
        63,695       Pool 3975..........................................      5.50%        04/20/37            68,955
        25,748       Pool 4230..........................................      6.00%        09/20/23            27,006
        38,858       Pool 609116........................................      4.50%        02/15/44            41,136
       294,618       Pool 770005........................................      4.00%        11/15/33           310,628
        25,957       Pool MA2293........................................      3.50%        10/20/44            26,027
                                                                                                       --------------
                                                                                                            2,563,909
                                                                                                       --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES..............................       6,089,751
                (Cost $6,164,607)                                                                      --------------


                     See Notes to Portfolio of Investments


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


    SHARES                                           DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
REAL ESTATE INVESTMENT TRUSTS -- 3.0%

                EQUITY REAL ESTATE INVESTMENT TRUSTS -- 3.0%
        10,988  EPR Properties  .....................................................................  $      802,783
        14,930  National Retail Properties, Inc.  ...................................................         786,960
         3,607  Public Storage ......................................................................         766,560
                                                                                                       --------------
                TOTAL REAL ESTATE INVESTMENT TRUSTS..................................................       2,356,303
                (Cost $2,010,058)                                                                      --------------

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
MORTGAGE-BACKED SECURITIES -- 0.0%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.0%
                BCAP LLC Trust
$       12,619       Series 2011-R11, Class 30A5 (f) (g) ...............      4.36%        01/26/34            12,403
                MASTR Asset Securitization Trust
           558       Series 2003-11, Class 3A1..........................      4.50%        12/25/18               558
                Residential Accredit Loans, Inc.
         1,653       Series 2003-QS5, Class A2, 1 Mo. LIBOR x -1.83 +
                        14.76% (c)......................................      10.16%       03/25/18             1,569
         1,775       Series 2003-QS14, Class A1.........................      5.00%        07/25/18             1,751
         1,388       Series 2003-QS20, Class CB.........................      5.00%        11/25/18             1,388
                Residential Asset Securitization Trust
         4,341       Series 2003-A14, Class A1..........................      4.75%        02/25/19             3,846
                Structured Asset Securities Corp.
        13,293       Series 2003-37A, Class 3A7 (g) ....................      4.37%        12/25/33            13,196
                                                                                                       --------------
                TOTAL MORTGAGE-BACKED SECURITIES.....................................................          34,711
                (Cost $35,045)                                                                         --------------

ASSET-BACKED SECURITIES -- 0.0%

                First Alliance Mortgage Loan Trust
        29,587       Series 1999-1, Class A1 ...........................      7.18%        06/20/30            29,713
                Lehman XS Trust
         1,623       Series 2005-2, Class 1A2, 1 Mo. LIBOR +
                        0.70% (e) ......................................      3.21%        08/25/35             1,615
                                                                                                       --------------
                TOTAL ASSET-BACKED SECURITIES........................................................          31,328
                (Cost $31,129)                                                                         --------------

                TOTAL INVESTMENTS -- 99.0%...........................................................      77,232,228
                (Cost $76,980,937) (h)
                NET OTHER ASSETS AND LIABILITIES -- 1.0%.............................................         764,237
                                                                                                       --------------
                NET ASSETS -- 100.0%.................................................................  $   77,996,465
                                                                                                       ==============


FUTURES CONTRACTS AT JANUARY 31, 2019 (see Note 2D - Futures Contracts in the
Notes to Portfolio of Investments):


                                                                                                           UNREALIZED
                                                                                                          APPRECIATION
                                                   NUMBER OF          EXPIRATION           NOTIONAL       (DEPRECIATION)/
     FUTURES CONTRACTS           POSITIONS         CONTRACTS             DATE               VALUE             VALUE
----------------------------   -------------   -----------------   -----------------   ----------------   -------------
U.S. 5-Year Treasury Notes         Short               1               Mar-2019        $       (114,859)  $        (715)
                                                                                       ================   =============


                     See Notes to Portfolio of Investments


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)

-----------------------------

(a)   Investment in an affiliated fund.

(b)   NextEra Energy Partners, L.P. is taxed as a "C" corporation for federal income tax purposes.

(c)   Inverse floating rate security.

(d)   Zero coupon security.

(e)   Floating or variable rate security.

(f)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities
      Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2019, securities noted as such amounted to $12,403 or 0.0% of net assets.

(g)   Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(h)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,226,367 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,975,791. The net unrealized appreciation was $250,576. The amounts presented are inclusive of derivative contracts.

IO     Interest-Only Security - Principal amount shown represents par value on which interest payments are based. LIBOR London Interbank Offered Rate

PO     Principal-Only Security

STRIPS Separate Trading of Registered Interest and Principal of Securities

Currency Abbreviations:
CAD    Canadian Dollar

                     See Notes to Portfolio of Investments


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31,
2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio
of Investments):


                                               ASSETS TABLE

                                                                                 LEVEL 2         LEVEL 3
                                                  TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                1/31/2019        PRICES          INPUTS          INPUTS
                                              -------------   -------------   -------------   -------------
Exchange-Traded Funds*.....................   $  38,042,416   $  38,042,416   $          --   $          --
Common Stocks*.............................      21,643,329      21,643,329              --              --
Master Limited Partnerships*...............       9,034,390       9,034,390              --              --
U.S. Government Agency Mortgage-Backed
   Securities..............................       6,089,751              --       6,089,751              --
Real Estate Investment Trusts*.............       2,356,303       2,356,303              --              --
Mortgage-Backed Securities.................          34,711              --          34,711              --
Asset-Backed Securities....................          31,328              --          31,328              --
                                              -------------   -------------   -------------   -------------
Total Investments..........................   $  77,232,228   $  71,076,438   $   6,155,790   $          --
                                              =============   =============   =============   =============

                                             LIABILITIES TABLE

                                                                                 LEVEL 2         LEVEL 3
                                                  TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                1/31/2019        PRICES          INPUTS          INPUTS
                                              -------------   -------------   -------------   -------------
Futures Contracts..........................   $        (715)  $        (715)  $          --   $          --
                                              =============   =============   =============   =============


* See Portfolio of Investments for industry breakout.

                     See Notes to Portfolio of Investments


NOTES TO PORTFOLIO OF INVESTMENTS

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          JANUARY 31, 2019 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nine funds that are offering shares. This report covers the First Trust Strategic Income ETF (the "Fund"), which trades under the ticker "FDIV" on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m.
Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing

Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First
Trust" or the "Advisor"), in accordance with valuation procedures adopted by the
Trust's Board of Trustees, and in accordance with provisions of the 1940 Act.
Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. The
Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Common stocks, preferred stocks, master limited partnerships and other equity securities listed on any national or foreign exchange (excluding
      Nasdaq and the London Stock Exchange Alternative Investment Market
      ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          JANUARY 31, 2019 (UNAUDITED)

      Forward foreign currency contracts are fair valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3)    the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4)    issuer-specific conditions (such as significant credit
            deterioration); and

      5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.

Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

       1)   the fundamental business data relating to the issuer;

       2)   an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of a security;

       4)   the financial statements of the issuer;

       5)   the credit quality and cash flow of the issuer, based on the
            Advisor's or external analysis;

       6)   the information as to any transactions in or offers for the security;

       7)   the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

       8)   the coupon payments;

       9)   the quality, value and salability of collateral, if any, securing the security;


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          JANUARY 31, 2019 (UNAUDITED)

      10)   the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

      11)   the economic, political and social prospects/developments of the country of issue and the assessment of the country's government leaders/officials (for sovereign debt only);

      12)   the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

      13)   other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1)    the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund or exchange-traded fund trading of similar securities;

      4)    foreign currency exchange activity;

      5)    the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8)    whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          JANUARY 31, 2019 (UNAUDITED)

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investments.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2019, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FORWARD FOREIGN CURRENCY CONTRACTS

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the
Fund's foreign currency exposure. These contracts are valued daily, and the
Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Forward Foreign Currency Contracts table in the Portfolio of
Investments. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund did not have any forward foreign currency contracts during the fiscal year-to-date period (November
1,2018 through January 31, 2019).

D. FUTURES CONTRACTS

The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk).
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the
Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.

If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          JANUARY 31, 2019 (UNAUDITED)

E. OPTIONS CONTRACTS

In the normal course of pursuing its investment objective, the Fund may invest up to 20% of its net assets in derivative instruments in connection with hedging strategies. The Fund may invest in exchange-listed futures contracts, exchange-listed options, exchange-listed options on futures contracts, and exchange-listed stock index options.

The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures contract may be closed out by an offsetting purchase or sale of a futures option of the same series. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.

The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities or indices. The purchase of put options on futures contracts is analogous to the purchase of puts on securities or indices so as to hedge the
Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire.

The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.

The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The
Fund's successful use of options on futures contracts depends on the Advisor's ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option. The Fund did not have any options contracts during the fiscal year-to-date period (November 1, 2018 through January 31, 2019).

F. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

G. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          JANUARY 31, 2019 (UNAUDITED)

value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

H. PRINCIPAL-ONLY SECURITIES

A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value.
Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a
PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

I. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal.
When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of
Investments.

J. AFFILIATED TRANSACTIONS

The Fund invests in securities of affiliated funds. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

Amounts related to these investments for the fiscal year-to-date period
(November 1, 2018 through January 31, 2019) are as follows:


                                                                                    CHANGES IN
                                                                                    UNREALIZED     REALIZED
                               SHARES AT    VALUE AT                               APPRECIATION      GAIN      VALUE AT    DIVIDEND
         SECURITY NAME         1/31/2019   10/31/2018    PURCHASES      SALES     (DEPRECIATION)    (LOSS)     1/31/2019    INCOME
-----------------------------  ----------  -----------  -----------  ------------  -------------  ----------  -----------  --------
First Trust Emerging
  Markets Local Currency
  Bond ETF                      170,254    $ 3,372,038  $ 3,168,600  $  (295,738)   $  281,068    $    (132)  $ 6,525,836  $ 58,919
First Trust Institutional
  Preferred Securities and
  Income ETF                    150,741      2,976,888      107,540     (249,428)      (13,483)      (8,690)    2,812,827    41,443
First Trust Preferred
  Securities and Income ETF     454,224      8,899,776      362,194     (741,546)       17,413      (30,221)    8,507,616   132,006
First Trust Senior Loan
  Fund                          236,580     16,316,822           --   (4,843,420)     (193,620)    (179,449)   11,100,333   160,675
                                           -----------  -----------  ------------  -------------  ----------  -----------  --------
Total Investments in
Affiliates                                 $31,565,524  $ 3,638,334  $(6,130,132)   $   91,378    $(218,492)  $28,946,612  $393,043
                                           ===========  ===========  ============  =============  ==========  ===========  ========


                           3. DERIVATIVE TRANSACTIONS

For the fiscal year-to-date period (November 1, 2018 through January 31, 2019), there were no forward foreign currency contracts opened or closed.

For the fiscal year-to-date period (November 1, 2018 through January 31, 2019), the notional value of futures contracts opened and closed were $114,144, and
$27,032, respectively.

For the fiscal year-to-date period (November 1, 2018 through January 31, 2019), there were no options contracts opened or closed.


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 74.2%

                ASSET-BACKED SECURITIES -- 0.0%
                Fannie Mae Grantor Trust
$      454,130       Series 2002-T7, Class A1, 1 Mo. LIBOR +
                        0.11% (a).......................................      2.73%        07/25/32    $      442,050
                                                                                                       --------------
                                                                                                              442,050
                                                                                                       --------------
                COLLATERALIZED MORTGAGE OBLIGATIONS -- 21.3%
                Federal Home Loan Mortgage Corporation
           126       Series 1989-74, Class F............................      6.00%        10/15/20               127
            14       Series 1990-186, Class E...........................      6.00%        08/15/21                14
            65       Series 1990-188, Class H...........................      7.00%        09/15/21                66
        65,736       Series 1992-133, Class B, IO, STRIPS...............      8.50%        06/01/22             6,640
         1,133       Series 1992-205, Class A, 1 Mo. LIBOR +
                        0.45% (a).......................................      2.96%        05/15/23             1,135
        82,467       Series 1992-1206, Class IB, 1 Mo. LIBOR +
                        0.83% (a).......................................      3.34%        03/15/22            83,304
        22,821       Series 1993-1498, Class I, 1 Mo. LIBOR +
                        1.15% (a).......................................      3.66%        04/15/23            23,226
        18,213       Series 1993-1552, Class I, 10 Yr. U.S. Treasury
                        Yield Curve - 0.65% (a).........................      2.10%        08/15/23            18,168
       160,475       Series 1993-1579, Class PM.........................      6.70%        09/15/23           170,523
       130,332       Series 1993-1630, Class PK.........................      6.00%        11/15/23           136,357
        11,792       Series 1993-1643, Class PK.........................      6.50%        12/15/23            12,374
       406,388       Series 1994-1710, Class G, 1 Mo. LIBOR +
                        1.50% (a).......................................      4.01%        04/15/24           415,073
        18,644       Series 1998-2042, Class H, PO......................       (b)         03/15/28            17,059
         2,429       Series 1998-2089, Class PJ, IO.....................      7.00%        10/15/28               274
        11,629       Series 1998-2102, Class Z..........................      6.00%        12/15/28            12,575
     1,115,663       Series 1999-21, Class A, 1 Mo. LIBOR + 0.18% (a)...      2.69%        10/25/29         1,109,033
       606,934       Series 1999-201, Class PO, PO, STRIPS..............       (b)         01/01/29           541,278
        74,723       Series 2000-2245, Class EA, PO.....................       (b)         08/15/30            70,543
         3,018       Series 2001-2365, Class LO, PO.....................       (b)         09/15/31             2,975
        98,886       Series 2002-48, Class 1A (c) ......................      4.97%        07/25/33           103,845
        98,527       Series 2002-2405, Class BF.........................      7.00%        03/25/24           104,773
       150,747       Series 2002-2410, Class OG.........................      6.38%        02/15/32           179,273
       325,448       Series 2002-2425, Class PO, PO.....................       (b)         03/15/32           296,331
       184,141       Series 2002-2427, Class GE.........................      6.00%        03/15/32           201,057
       339,242       Series 2002-2437, Class SA, IO,
                        1 Mo. LIBOR x -1 + 7.90% (d)....................      5.39%        01/15/29            48,185
        86,438       Series 2002-2449, Class LO, PO.....................       (b)         05/15/32            78,541
        53,265       Series 2002-2499, Class PO, PO.....................       (b)         01/15/32            47,639
        19,701       Series 2003-58, Class 2A...........................      6.50%        09/25/43            22,502
       173,311       Series 2003-225, Class PO, PO, STRIPS..............       (b)         11/15/33           147,391
        54,953       Series 2003-2557, Class HL.........................      5.30%        01/15/33            59,728
       177,009       Series 2003-2564, Class AC.........................      5.50%        02/15/33           192,669
       592,772       Series 2003-2574, Class PE.........................      5.50%        02/15/33           649,696
       272,644       Series 2003-2577, Class LI, IO.....................      5.50%        02/15/33            53,391
     1,690,000       Series 2003-2581, Class LL.........................      5.25%        03/15/33         1,849,514
       637,726       Series 2003-2586, Class TG.........................      5.50%        03/15/23           652,318
       162,493       Series 2003-2597, Class AE.........................      5.50%        04/15/33           170,916
     1,885,000       Series 2003-2613, Class LL.........................      5.00%        05/15/33         2,020,412
       217,613       Series 2003-2626, Class ZW.........................      5.00%        06/15/33           236,797
       474,396       Series 2003-2626, Class ZX.........................      5.00%        06/15/33           545,968
       129,000       Series 2003-2669, Class LL.........................      5.50%        08/15/33           141,745
         8,000       Series 2003-2676, Class LL.........................      5.50%        09/15/33             8,821
       615,049       Series 2004-2771, Class NL.........................      6.00%        03/15/34           695,180
        11,183       Series 2004-2785, Class NC.........................      4.00%        04/15/19            11,185
       549,318       Series 2004-2793, Class PE.........................      5.00%        05/15/34           595,547
     1,430,509       Series 2004-2801, Class SE, IO,
                        1 Mo. LIBOR x -1 + 7.05% (d)....................      4.54%        07/15/32           243,080


                     See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$      287,612       Series 2004-2835, Class QY, IO,
                        1 Mo. LIBOR x -1 + 7.90% (d)....................      5.39%        12/15/32    $       48,989
        26,712       Series 2004-2863, Class PO, PO.....................       (b)         10/15/31            25,543
       229,383       Series 2004-2890, Class ZA.........................      5.00%        11/15/34           247,417
       501,030       Series 2004-2891, Class ZA.........................      6.50%        11/15/34           674,076
       544,882       Series 2004-2907, Class DZ.........................      4.00%        12/15/34           549,671
     2,403,286       Series 2005-233, Class 12, IO, STRIPS..............      5.00%        09/15/35           512,067
       653,573       Series 2005-234, Class IO, IO, STRIPS..............      4.50%        10/01/35           126,831
     1,134,119       Series 2005-2923, Class PO, PO.....................       (b)         01/15/35         1,001,919
        59,868       Series 2005-2934, Class EC, PO.....................       (b)         02/15/20            59,094
       570,000       Series 2005-2973, Class GE.........................      5.50%        05/15/35           659,577
       656,958       Series 2005-2980, Class AO, PO.....................       (b)         11/15/34           553,817
       249,019       Series 2005-2990, Class GO, PO.....................       (b)         02/15/35           223,629
       134,091       Series 2005-3001, Class OK, PO.....................       (b)         02/15/35           115,647
        56,819       Series 2005-3027, Class AP, PO.....................       (b)         05/15/29            50,663
       195,597       Series 2005-3031, Class BI, IO,
                        1 Mo. LIBOR x -1 + 6.69% (d)....................      4.18%        08/15/35            35,313
        18,536       Series 2005-3074, Class ZH.........................      5.50%        11/15/35            23,068
       241,964       Series 2005-3077, Class TO, PO.....................       (b)         04/15/35           221,750
        97,006       Series 2006-237, Class PO, PO, STRIPS..............       (b)         05/15/36            82,271
       584,223       Series 2006-238, Class 8, IO, STRIPS...............      5.00%        04/15/36           121,913
       484,759       Series 2006-243, Class 11, IO, STRIPS (e)..........      7.00%        08/15/36           121,657
       199,318       Series 2006-3100, Class PO, PO.....................       (b)         01/15/36           174,614
       521,241       Series 2006-3114, Class GI, IO,
                        1 Mo. LIBOR x -1 + 6.60% (d)....................      4.09%        02/15/36            84,846
       248,724       Series 2006-3117, Class EO, PO.....................       (b)         02/15/36           213,993
        26,201       Series 2006-3117, Class OK, PO.....................       (b)         02/15/36            22,513
       938,064       Series 2006-3117, Class SO, PO.....................       (b)         02/15/36           765,764
        30,633       Series 2006-3117, Class ZU.........................      6.00%        02/15/36            40,414
        26,272       Series 2006-3122, Class OH, PO.....................       (b)         03/15/36            23,346
        26,022       Series 2006-3122, Class OP, PO.....................       (b)         03/15/36            23,690
         8,622       Series 2006-3122, Class ZW.........................      6.00%        03/15/36            10,860
        80,700       Series 2006-3134, Class PO, PO.....................       (b)         03/15/36            71,295
       150,981       Series 2006-3138, Class PO, PO.....................       (b)         04/15/36           133,586
       230,097       Series 2006-3140, Class XO, PO.....................       (b)         03/15/36           206,738
        46,909       Series 2006-3150, Class DZ.........................      5.50%        05/15/36            51,805
        27,317       Series 2006-3150, Class PO, PO.....................       (b)         05/15/36            24,476
       356,920       Series 2006-3152, Class MO, PO.....................       (b)         03/15/36           308,992
       892,055       Series 2006-3153, Class EO, PO.....................       (b)         05/15/36           756,253
       112,430       Series 2006-3171, Class MO, PO.....................       (b)         06/15/36           101,394
        35,383       Series 2006-3178, Class BO, PO.....................       (b)         06/15/36            30,439
        91,329       Series 2006-3179, Class OA, PO.....................       (b)         07/15/36            79,930
        61,538       Series 2006-3181, Class LO, PO.....................       (b)         07/15/36            55,662
       379,701       Series 2006-3200, Class PO, PO.....................       (b)         08/15/36           331,974
        90,086       Series 2006-3206, Class EO, PO.....................       (b)         08/15/36            82,272
     2,662,188       Series 2006-3210, Class SA, IO,
                        1 Mo. LIBOR x -1 + 6.60% (d)....................      4.09%        09/15/36           353,719
       127,288       Series 2006-3211, Class SO, PO.....................       (b)         09/15/36           111,417
        60,860       Series 2006-3217, Class CO, PO.....................       (b)         09/15/36            55,296
       701,676       Series 2006-3218, Class AO, PO.....................       (b)         09/15/36           551,542
       222,130       Series 2006-3219, Class AO, PO.....................       (b)         09/15/36           190,987
       664,935       Series 2006-3223, Class FC, 1 Mo. LIBOR +
                        0.55% (a).......................................      3.06%        04/15/32           671,736


                     See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$      119,673       Series 2006-3225, Class EO, PO.....................       (b)         10/15/36    $      103,813
     1,440,019       Series 2006-3240, Class GO, PO.....................       (b)         11/15/36         1,297,125
       276,961       Series 2006-3242, Class CO, PO.....................       (b)         11/15/36           252,803
       197,916       Series 2006-3244, Class GO, PO.....................       (b)         11/15/36           183,160
       382,756       Series 2006-3244, Class QO, PO.....................       (b)         11/15/36           356,645
       268,645       Series 2006-3245, Class PO, PO.....................       (b)         11/15/36           238,837
       507,464       Series 2006-3252, Class LO, PO.....................       (b)         12/15/36           417,260
       401,700       Series 2006-3256, Class PO, PO.....................       (b)         12/15/36           345,716
       208,926       Series 2007-3260, Class BO, PO.....................       (b)         01/15/37           189,807
       412,535       Series 2007-3261, Class OA, PO.....................       (b)         01/15/37           353,336
     1,596,992       Series 2007-3262, Class KS, IO,
                        1 Mo. LIBOR x -1 + 6.41% (d)....................      3.90%        01/15/37           173,604
        74,085       Series 2007-3274, Class B..........................      6.00%        02/15/37            80,303
        49,023       Series 2007-3292, Class DO, PO.....................       (b)         03/15/37            46,158
       139,922       Series 2007-3296, Class OK, PO.....................       (b)         03/15/37           127,833
       366,715       Series 2007-3300, Class OC, PO.....................       (b)         04/15/37           319,633
     1,784,941       Series 2007-3300, Class XO, PO.....................       (b)         03/15/37         1,614,705
        22,607       Series 2007-3301, Class OY, PO.....................       (b)         04/15/37            20,641
        61,906       Series 2007-3305, Class PO, PO.....................       (b)         04/15/37            56,480
        79,159       Series 2007-3314, Class OW, PO.....................       (b)         05/15/37            64,793
       150,211       Series 2007-3317, Class CO, PO.....................       (b)         05/15/37           135,643
       430,968       Series 2007-3322, Class NF,
                        1 Mo. LIBOR x 2,566.67 - 16,683.33%, 0.00%
                        Floor (a).......................................      0.00%        05/15/37           401,632
       183,330       Series 2007-3325, Class OB, PO.....................       (b)         06/15/37           165,306
        53,234       Series 2007-3326, Class KO, PO.....................       (b)         06/15/37            48,371
       339,019       Series 2007-3331, Class PO, PO.....................       (b)         06/15/37           302,185
        26,121       Series 2007-3340, Class PF, 1 Mo. LIBOR +
                        0.30% (a).......................................      2.81%        07/15/37            25,998
        77,320       Series 2007-3349, Class MY.........................      5.50%        07/15/37            84,995
       306,012       Series 2007-3360, Class CB.........................      5.50%        08/15/37           322,775
        97,553       Series 2007-3369, Class BO, PO.....................       (b)         09/15/37            89,289
        41,676       Series 2007-3373, Class TO, PO.....................       (b)         04/15/37            35,693
       491,527       Series 2007-3376, Class OX, PO.....................       (b)         10/15/37           444,493
       164,104       Series 2007-3380, Class FS, 1 Mo. LIBOR +
                        0.35% (a).......................................      2.86%        11/15/36           163,027
        44,522       Series 2007-3383, Class OP, PO.....................       (b)         11/15/37            38,351
       777,951       Series 2007-3384, Class TO, PO.....................       (b)         11/15/37           709,810
       448,255       Series 2007-3387, Class PO, PO.....................       (b)         11/15/37           372,055
       960,407       Series 2007-3391, Class PO, PO.....................       (b)         04/15/37           875,801
       892,137       Series 2007-3393, Class JO, PO.....................       (b)         09/15/32           798,273
       149,720       Series 2007-3403, Class OB, PO.....................       (b)         12/15/37           133,739
       289,604       Series 2007-3403, Class PO, PO.....................       (b)         12/15/37           264,260
       648,663       Series 2008-3406, Class B..........................      6.00%        01/15/38           674,681
        75,112       Series 2008-3413, Class B..........................      5.50%        04/15/37            79,710
       553,135       Series 2008-3419, Class LO, PO.....................       (b)         07/15/37           485,219
       471,466       Series 2008-3420, Class AZ.........................      5.50%        02/15/38           516,726
        36,581       Series 2008-3444, Class DO, PO.....................       (b)         01/15/37            31,674
       282,606       Series 2008-3448, Class SA, IO,
                        1 Mo. LIBOR x -1 + 6.05% (d)....................      3.54%        05/15/38            14,554
       211,700       Series 2008-3469, Class DO, PO.....................       (b)         07/15/38           186,617
       468,922       Series 2008-3469, Class EO, PO.....................       (b)         07/15/38           413,333
     4,980,746       Series 2009-3522, Class SE, IO,
                        1 Mo. LIBOR x -1 + 6.10% (d)....................      3.59%        04/15/39           676,744


                     See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$       49,029       Series 2009-3523, Class SD,
                        1 Mo. LIBOR x -2.75 + 19.66% (d)................     12.76%          06/15/36  $       61,852
     1,050,831       Series 2009-3542, Class ZP.........................      5.00%          06/15/39       1,187,576
       177,000       Series 2009-3550, Class LL.........................      4.50%          07/15/39         191,577
       479,929       Series 2009-3563, Class ZP.........................      5.00%          08/15/39         559,986
        20,583       Series 2009-3571, Class OC, PO.....................       (b)           05/15/37          17,886
       277,911       Series 2009-3571, Class SB, IO,
                        1 Mo. LIBOR x -1 + 6.10% (d)....................      3.59%          09/15/34          13,557
     4,368,050       Series 2009-3572, Class JS, IO,
                        1 Mo. LIBOR x -1 + 6.80% (d)....................      4.29%          09/15/39         500,735
        20,621       Series 2009-3585, Class QZ.........................      5.00%          08/15/39          24,391
       212,958       Series 2009-3587, Class FX, 1 Mo. LIBOR (a)........      2.51%          12/15/37         208,348
     1,085,748       Series 2009-3591, Class PO, PO.....................       (b)           10/15/39         984,273
     1,550,537       Series 2009-3593, Class F, 1 Mo. LIBOR +
                        0.50% (e).......................................      3.02%          03/15/36       1,552,452
     2,659,879       Series 2009-3605, Class NC.........................      5.50%          06/15/37       2,916,558
       365,237       Series 2009-3606, Class BO, PO.....................       (b)           12/15/39         333,074
       370,973       Series 2009-3607, Class BO, PO.....................       (b)           04/15/36         320,823
     1,276,200       Series 2009-3607, Class OP, PO.....................       (b)           07/15/37       1,108,315
       172,404       Series 2009-3611, Class PO, PO.....................       (b)           07/15/34         148,989
       141,823       Series 2010-3621, Class BO, PO.....................       (b)           01/15/40         123,536
       165,336       Series 2010-3621, Class PO, PO.....................       (b)           01/15/40         142,993
       400,000       Series 2010-3622, Class PB.........................      5.00%          01/15/40         442,099
       369,182       Series 2010-3623, Class LO, PO.....................       (b)           01/15/40         326,042
        73,000       Series 2010-3626, Class ME.........................      5.00%          01/15/40          82,166
       790,057       Series 2010-3632, Class BS,
                        1 Mo. LIBOR x -3.33 + 17.50% (d)................      9.14%          02/15/40         940,172
        26,436       Series 2010-3637, Class LJ.........................      3.50%          02/15/25          26,312
       107,000       Series 2010-3645, Class WD.........................      4.50%          02/15/40         113,957
        60,944       Series 2010-3664, Class BA.........................      4.00%          03/15/38          60,983
       661,000       Series 2010-3667, Class PL.........................      5.00%          05/15/40         705,857
       192,281       Series 2010-3687, Class HB.........................      2.50%          07/15/38         191,072
       532,557       Series 2010-3688, Class HI, IO.....................      5.00%          11/15/21          15,534
       135,090       Series 2010-3699, Class FD, 1 Mo. LIBOR +
                        0.60% (a).......................................      3.11%          07/15/40         136,404
       400,000       Series 2010-3714, Class PB.........................      4.75%          08/15/40         449,914
        22,660       Series 2010-3716, Class PC.........................      2.50%          04/15/38          22,536
     1,075,914       Series 2010-3722, Class AI, IO.....................      3.50%          09/15/20          24,464
     4,691,815       Series 2010-3726, Class BI, IO.....................      6.00%          07/15/30         218,952
     1,012,443       Series 2010-3726, Class ND.........................      3.50%          06/15/39       1,013,268
     1,453,210       Series 2010-3735, Class IK, IO.....................      3.50%          10/15/25         115,808
       195,788       Series 2010-3735, Class JI, IO.....................      4.50%          10/15/30          29,053
       135,951       Series 2010-3739, Class MB.........................      4.00%          06/15/37         137,483
       712,746       Series 2010-3740, Class SC, IO,
                        1 Mo. LIBOR x -1 + 6.00% (d)....................      3.49%          10/15/40          88,427
         6,501       Series 2010-3752, Class KF, 1 Mo. LIBOR +
                        0.50% (a).......................................      3.01%          12/15/37           6,510
     1,285,731       Series 2010-3755, Class AI, IO.....................      3.50%          11/15/20          29,249
     1,366,808       Series 2010-3764, Class QA.........................      4.00%          10/15/29       1,380,462
        71,887       Series 2010-3770, Class GZ.........................      4.50%          10/15/40          80,538
       112,430       Series 2010-3773, Class PH.........................      2.50%          06/15/25         111,600
       158,792       Series 2010-3775, Class LD.........................      3.00%          12/15/20         158,831
       461,452       Series 2010-3775, Class LI, IO.....................      3.50%          12/15/20          10,944
       312,000       Series 2010-3780, Class AV.........................      4.00%          04/15/31         328,907
        83,544       Series 2011-3793, Class HA.........................      3.50%          02/15/25          83,485


                     See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$      204,605       Series 2011-3795, Class ED.........................      3.00%        10/15/39    $      205,872
       600,000       Series 2011-3796, Class PB.........................      5.00%        01/15/41           678,078
        47,388       Series 2011-3808, Class BQ.........................      5.50%        08/15/25            47,325
        46,561       Series 2011-3816, Class D..........................      3.50%        08/15/28            46,525
       434,700       Series 2011-3819, Class ZQ.........................      6.00%        04/15/36           485,598
         3,179       Series 2011-3820, Class DA.........................      4.00%        11/15/35             3,198
     1,796,205       Series 2011-3820, Class GZ.........................      5.00%        03/15/41         2,034,732
       300,000       Series 2011-3820, Class NC.........................      4.50%        03/15/41           326,096
       609,112       Series 2011-3827, Class BM.........................      5.50%        08/15/39           626,077
       153,801       Series 2011-3828, Class SY,
                        1 Mo. LIBOR x -3 + 13.20% (d)...................      5.67%        02/15/41           184,597
     1,619,318       Series 2011-3841, Class JZ.........................      5.00%        04/15/41         1,802,252
        54,597       Series 2011-3842, Class BS,
                        1 Mo. LIBOR x -5 + 22.75% (d)...................     10.20%        04/15/41            84,273
       300,000       Series 2011-3844, Class PC.........................      5.00%        04/15/41           346,290
     1,495,319       Series 2011-3860, Class PZ.........................      5.00%        05/15/41         1,696,663
       211,834       Series 2011-3862, Class TO, PO.....................       (b)         05/15/41           181,867
        84,933       Series 2011-3864, Class FW, 1 Mo. LIBOR +
                        0.40% (a).......................................      2.91%        02/15/41            85,115
       325,503       Series 2011-3868, Class PO, PO.....................       (b)         05/15/41           276,704
       635,132       Series 2011-3884, Class DL.........................      3.00%        02/15/25           635,474
       525,000       Series 2011-3890, Class ME.........................      5.00%        07/15/41           600,425
       845,000       Series 2011-3895, Class PW.........................      4.50%        07/15/41           949,698
        44,428       Series 2011-3902, Class MA.........................      4.50%        07/15/39            44,641
     1,587,216       Series 2011-3925, Class ZD.........................      4.50%        09/15/41         1,799,474
     2,043,976       Series 2011-3926, Class SH, IO,
                        1 Mo. LIBOR x -1 + 6.55% (d)....................      4.04%        05/15/40           140,765
     1,009,024       Series 2011-3935, Class LI, IO.....................      3.00%        10/15/21            25,810
     2,898,993       Series 2011-3951, Class AO, PO.....................       (b)         03/15/32         2,611,705
        87,830       Series 2011-3954, Class JE.........................      5.00%        08/15/29            89,060
     3,014,914       Series 2011-3956, Class KI, IO.....................      3.00%        11/15/21            88,878
       902,374       Series 2011-3960, Class BU.........................      3.50%        02/15/30           914,508
     1,120,565       Series 2011-3968, Class AI, IO.....................      3.00%        12/15/21            32,822
     1,092,985       Series 2012-267, Class S5, IO, STRIPS,
                        1 Mo. LIBOR x -1 + 6.00% (d)....................      3.49%        08/15/42           174,323
       134,286       Series 2012-278, Class F1, STRIPS,
                        1 Mo. LIBOR + 0.45% (a).........................      2.96%        09/15/42           135,004
    21,041,050       Series 2012-279, Class S6, IO, STRIPS,
                        1 Mo. LIBOR x -1 + 6.05% (d)....................      3.59%        09/15/42         3,044,138
     2,410,133       Series 2012-3994, Class AI, IO.....................      3.00%        02/15/22            71,939
     1,005,862       Series 2012-3999, Class WA (e).....................      5.40%        08/15/40         1,091,364
     1,678,000       Series 2012-4000, Class PY.........................      4.50%        02/15/42         1,877,951
     1,893,670       Series 2012-4002, Class DE.........................      2.50%        03/15/30         1,881,749
        59,000       Series 2012-4012, Class GC.........................      3.50%        06/15/40            60,016
        39,703       Series 2012-4015, Class KB.........................      1.75%        05/15/41            36,025
     1,252,221       Series 2012-4021, Class IP, IO.....................      3.00%        03/15/27            90,517
       972,453       Series 2012-4026, Class GZ.........................      4.50%        04/15/42         1,077,856
     2,340,141       Series 2012-4030, Class IL, IO.....................      3.50%        04/15/27           211,258
       241,132       Series 2012-4038, Class CS,
                        1 Mo. LIBOR x -3 + 12.00% (d)...................      4.47%        04/15/42           245,921
     4,124,582       Series 2012-4054, Class AI, IO.....................      3.00%        04/15/27           304,461
       523,148       Series 2012-4076, Class QB.........................      1.75%        11/15/41           468,542


                     See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$    3,866,019       Series 2012-4077, Class TS, IO,
                        1 Mo. LIBOR x -1 + 6.00% (d)....................      3.49%        05/15/41    $      503,762
       567,515       Series 2012-4090, Class YZ.........................      4.50%        08/15/42           626,777
        74,349       Series 2012-4097, Class ES, IO,
                        1 Mo. LIBOR x -1 + 6.10% (d)....................      3.59%        08/15/42            12,490
       690,229       Series 2012-4097, Class SA, IO,
                        1 Mo. LIBOR x -1 + 6.05% (d)....................      3.54%        08/15/42           115,345
       747,000       Series 2012-4098, Class PE.........................      4.00%        08/15/42           795,256
       751,798       Series 2012-4103, Class HI, IO.....................      3.00%        09/15/27            66,000
        84,724       Series 2012-4116, Class AS, IO,
                        1 Mo. LIBOR x -1 + 6.15% (d)....................      3.64%        10/15/42            14,796
     4,117,244       Series 2012-4121, Class HI, IO.....................      3.50%        10/15/27           374,453
     3,685,269       Series 2012-4132, Class AI, IO.....................      4.00%        10/15/42           798,481
       951,301       Series 2012-4136, Class TU, IO,
                        1 Mo. LIBOR x -22.50 + 139.50%, 4.50% Cap (d)...      4.50%        08/15/42           190,553
       940,936       Series 2012-4145, Class YI, IO.....................      3.00%        12/15/27            78,053
       854,608       Series 2013-299, Class S1, IO, STRIPS,
                        1 Mo. LIBOR x -1 + 6.00% (d)....................      3.49%        01/15/43           138,458
    13,861,339       Series 2013-303, Class C12, IO, STRIPS.............      4.00%        12/15/32         2,088,446
     1,081,746       Series 2013-303, Class C2, IO, STRIPS..............      3.50%        01/15/28            97,243
       934,933       Series 2013-304, Class C37, IO, STRIPS.............      3.50%        12/15/27            63,630
     4,632,471       Series 2013-304, Class C40, IO, STRIPS.............      3.50%        09/15/26           303,682
     4,785,029       Series 2013-4151, Class DI, IO.....................      3.50%        11/15/31           419,069
     9,595,497       Series 2013-4154, Class IB, IO.....................      3.50%        01/15/28           886,492
       655,000       Series 2013-4176, Class HE.........................      4.00%        03/15/43           694,055
       702,650       Series 2013-4177, Class GL.........................      3.00%        03/15/33           684,143
       826,035       Series 2013-4193, Class PB.........................      4.00%        04/15/43           864,261
    23,938,805       Series 2013-4194, Class GI, IO.....................      4.00%        04/15/43         4,313,189
     2,381,119       Series 2013-4203, Class US,
                        1 Mo. LIBOR x -1.50 + 6.00% (d).................      2.24%        05/15/33         2,186,501
       500,000       Series 2013-4211, Class PB.........................      3.00%        05/15/43           468,063
     1,624,705       Series 2013-4213, Class MZ.........................      4.00%        06/15/43         1,729,141
       415,289       Series 2013-4226, Class NS,
                        1 Mo. LIBOR x -3 + 10.50% (d)...................      2.97%        01/15/43           394,044
        89,956       Series 2013-4235, Class AB.........................      2.00%        01/15/34            89,547
       725,969       Series 2013-4239, Class IO, IO.....................      3.50%        06/15/27            65,384
     1,450,000       Series 2013-4247, Class AY.........................      4.50%        09/15/43         1,589,964
       571,632       Series 2013-4249, Class KO, PO.....................       (b)         11/15/42           463,731
       877,343       Series 2013-4261, Class GS,
                        1 Mo. LIBOR x -2.75 + 10.98% (d)................      4.09%        01/15/41           866,408
     2,047,725       Series 2013-4265, Class IB, IO.....................      4.50%        12/15/24           162,190
       180,042       Series 2013-4270, Class AP.........................      2.50%        04/15/40           178,554
       357,309       Series 2014-4300, Class IM, IO.....................      3.00%        03/15/37            31,845
       731,025       Series 2014-4314, Class CI, IO.....................      6.00%        03/15/44           184,850
       515,621       Series 2014-4316, Class XZ.........................      4.50%        03/15/44           563,778
     2,063,767       Series 2014-4318, Class CI, IO.....................      4.00%        03/15/22            59,609
       758,160       Series 2014-4337, Class TV.........................      4.00%        10/15/45           785,346
     8,915,874       Series 2014-4387, Class IE, IO.....................      2.50%        11/15/28           613,273
    42,196,295       Series 2015-343, Class F4, STRIPS,
                        1 Mo. LIBOR + 0.35% (a).........................      2.87%        10/15/37        42,405,386
     2,995,341       Series 2015-4487, Class CB.........................      3.50%        06/15/45         3,028,152
     1,454,915       Series 2015-4503, Class MI, IO.....................      5.00%        08/15/45           326,475


                     See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$    1,087,002       Series 2015-4512, Class W (c) (e)..................      5.36%        05/15/38    $    1,172,480
       232,267       Series 2015-4520, Class AI, IO.....................      3.50%        10/15/35            35,100
       527,732       Series 2015-4522, Class JZ.........................      2.00%        01/15/45           499,962
       240,570       Series 2016-4546, Class PZ.........................      4.00%        12/15/45           245,916
       407,225       Series 2016-4546, Class ZT.........................      4.00%        01/15/46           407,828
       125,000       Series 2016-4568, Class MZ.........................      4.00%        04/15/46           124,409
     3,574,191       Series 2016-4591, Class GI, IO.....................      4.00%        12/15/44           680,251
       771,702       Series 2016-4600, Class WT.........................      3.50%        07/15/36           772,655
       424,625       Series 2016-4605, Class KS,
                        1 Mo. LIBOR x -1.57 + 4.71% (d).................      0.77%        08/15/43           374,837
     1,704,955       Series 2016-4609, Class YI, IO.....................      4.00%        04/15/54           205,460
       615,072       Series 2016-4613, Class AF, 1 Mo. LIBOR +
                        1.10% (a).......................................      3.61%        11/15/37           634,919
     1,385,470       Series 2016-4615, Class GT,
                        1 Mo. LIBOR x -4 + 16.00%, 4.00% Cap (d)........      4.00%        10/15/42         1,205,988
    37,726,379       Series 2016-4619, Class IB, IO.....................      4.00%        12/15/47         4,764,031
     1,173,000       Series 2017-4650, Class JH.........................      3.00%        01/15/47         1,044,991
       600,000       Series 2017-4681, Class JY.........................      2.50%        05/15/47           531,518
     2,978,879       Series 2018-4780, Class VA.........................      4.00%        05/15/29         3,137,933
                Federal National Mortgage Association
         1,801       Series 1989-81, Class G............................      9.00%        11/25/19             1,812
            31       Series 1990-11, Class G............................      6.50%        02/25/20                31
         2,841       Series 1990-13, Class E............................      9.00%        02/25/20             2,904
         5,790       Series 1990-79, Class J............................      9.00%        07/25/20             5,822
         4,158       Series 1990-98, Class J............................      9.00%        08/25/20             4,185
           443       Series 1990-108, Class G...........................      7.00%        09/25/20               450
           596       Series 1990-109, Class J...........................      7.00%        09/25/20               605
        15,843       Series 1991-30, Class PN...........................      9.00%        10/25/21            16,206
            50       Series 1991-130, Class D, PO.......................       (b)         09/25/21                49
       248,300       Series 1992-38, Class GZ...........................      7.50%        07/25/22           262,602
            50       Series 1992-44, Class ZQ...........................      8.00%        07/25/22                53
         8,062       Series 1992-185, Class ZB..........................      7.00%        10/25/22             8,511
         1,433       Series 1993-3, Class K.............................      7.00%        02/25/23             1,491
        15,436       Series 1993-39, Class Z............................      7.50%        04/25/23            16,333
         2,136       Series 1993-46, Class FH,
                        7 Yr. U.S. Treasury Yield Curve - 0.20% (a).....      2.45%        04/25/23             2,112
       199,771       Series 1993-169, Class L...........................      6.50%        09/25/23           210,563
        65,310       Series 1993-171, Class SB,
                        10 Yr. U.S. Treasury Yield Curve x -2.17 +
                        21.99% (d)......................................     16.03%        09/25/23            78,553
        57,184       Series 1993-214, Class 2, IO, STRIPS...............      7.50%        03/25/23             5,954
       480,808       Series 1993-222, Class 2, IO, STRIPS...............      7.00%        06/25/23            52,506
        28,700       Series 1993-230, Class FA, 1 Mo. LIBOR +
                        0.60% (a).......................................      3.11%        12/25/23            28,910
           312       Series 1994-24, Class H, PO........................       (b)         11/25/23               295
       305,512       Series 1994-61, Class FG, 1 Mo. LIBOR +
                        1.50% (a).......................................      4.01%        04/25/24           311,791
        70,102       Series 1996-51, Class AY, IO.......................      7.00%        12/18/26            12,147
        92,795       Series 1997-10, Class SA, IO,
                        1 Mo. LIBOR x -1 + 8.90% (d)....................      6.39%        03/18/27            12,065
        61,649       Series 1998-37, Class VZ...........................      6.00%        06/17/28            64,579
       893,123       Series 2000-45, Class SD, IO,
                        1 Mo. LIBOR x -1 + 7.95% (d)....................      5.44%        12/18/30            95,845
         3,835       Series 2001-8, Class SE, IO,
                        1 Mo. LIBOR x -1 + 8.60% (d)....................      6.09%        02/17/31               115


                     See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$      175,483       Series 2001-34, Class SR, IO,
                        1 Mo. LIBOR x -1 + 8.10% (d)....................      5.59%        08/18/31    $       14,313
        53,929       Series 2001-37, Class PO, PO.......................       (b)         08/25/31            48,275
         3,882       Series 2001-42, Class SB,
                        1 Mo. LIBOR x -16 + 128.00%, 8.50% Cap (d)......      8.50%        09/25/31             4,519
       213,326       Series 2001-46, Class F, 1 Mo. LIBOR + 0.40% (a)...      2.91%        09/18/31           214,275
       150,778       Series 2001-314, Class 1, PO, STRIPS...............       (b)         07/25/31           135,214
         3,793       Series 2002-22, Class G............................      6.50%        04/25/32             4,258
       144,306       Series 2002-30, Class Z............................      6.00%        05/25/32           156,886
       241,650       Series 2002-41, Class PO, PO.......................       (b)         07/25/32           206,742
        62,245       Series 2002-80, Class CZ...........................      4.50%        09/25/32            67,438
       150,668       Series 2002-320, Class 2, IO, STRIPS...............      7.00%        04/25/32            35,007
       157,228       Series 2002-323, Class 6, IO, STRIPS...............      6.00%        01/25/32            38,935
       404,822       Series 2002-324, Class 2, IO, STRIPS...............      6.50%        07/25/32            93,825
       168,838       Series 2002-329, Class 1, PO, STRIPS...............       (b)         01/25/33           150,159
        49,901       Series 2003-14, Class AT...........................      4.00%        03/25/33            50,346
       132,093       Series 2003-21, Class OA...........................      4.00%        03/25/33           136,829
       143,456       Series 2003-32, Class UI, IO.......................      6.00%        05/25/33            33,697
       507,098       Series 2003-45, Class JB...........................      5.50%        06/25/33           556,225
       127,545       Series 2003-52, Class NA...........................      4.00%        06/25/23           128,458
        51,235       Series 2003-63, Class F1, 1 Mo. LIBOR + 0.30% (a)..      2.81%        11/25/27            51,498
     1,987,796       Series 2003-63, Class IP, IO.......................      6.00%        07/25/33           460,256
       355,000       Series 2003-71, Class NH...........................      4.29%        08/25/33           376,857
     1,456,253       Series 2003-75, Class GI, IO.......................      5.00%        08/25/23            89,939
       172,506       Series 2003-109, Class YB..........................      6.00%        11/25/33           198,949
       511,911       Series 2003-343, Class 2, IO, STRIPS...............      4.50%        10/25/33            83,476
       416,400       Series 2003-345, Class 14, IO, STRIPS..............      6.00%        03/25/34            93,746
        77,588       Series 2003-348, Class 17, IO, STRIPS..............      7.50%        12/25/33            16,639
       113,022       Series 2003-348, Class 18, IO, STRIPS (e)..........      7.50%        12/25/33            24,852
       114,732       Series 2003-W3, Class 2A5..........................      5.36%        06/25/42           124,067
       162,932       Series 2003-W6, Class 1A41.........................      5.40%        10/25/42           176,014
        27,327       Series 2003-W10, Class 1A4.........................      4.51%        06/25/43            28,135
       101,368       Series 2003-W12, Class 1A8.........................      4.55%        06/25/43           106,061
       221,401       Series 2004-10, Class ZB...........................      6.00%        02/25/34           256,993
     1,154,277       Series 2004-18, Class EZ...........................      6.00%        04/25/34         1,273,478
       345,802       Series 2004-25, Class LC...........................      5.50%        04/25/34           380,139
       326,704       Series 2004-25, Class UC...........................      5.50%        04/25/34           363,134
        35,945       Series 2004-28, Class ZH...........................      5.50%        05/25/34            44,682
        22,560       Series 2004-36, Class TA...........................      5.50%        08/25/33            22,718
        28,550       Series 2004-59, Class BG, PO.......................       (b)         12/25/32            24,746
       411,039       Series 2004-60, Class AC...........................      5.50%        04/25/34           456,767
       216,969       Series 2004-61, Class DO, PO.......................       (b)         05/25/33           192,214
       189,057       Series 2004-69, Class PO, PO.......................       (b)         05/25/33           174,647
           860       Series 2004-90, Class LH...........................      5.00%        04/25/34               859
        17,910       Series 2004-W9, Class 1A3..........................      6.05%        02/25/44            19,480
     1,750,000       Series 2004-W10, Class A6..........................      5.75%        08/25/34         1,900,878
     3,459,877       Series 2005-2, Class S, IO, 1 Mo. LIBOR x -1 +
                        6.60% (d).......................................     4.09%         02/25/35           529,625
       730,816       Series 2005-2, Class TB, IO,
                        1 Mo. LIBOR x -1 + 5.90%, 0.40% Cap (d).........      0.40%        07/25/33            10,613
        49,854       Series 2005-29, Class ZT...........................      5.00%        04/25/35            57,688
       151,439       Series 2005-40, Class SA, IO,
                        1 Mo. LIBOR x -1 + 6.70% (d)....................      4.19%        05/25/35            23,396


                     See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$       22,170       Series 2005-43, Class PB...........................      5.00%        02/25/34    $       22,221
        11,674       Series 2005-48, Class AR...........................      5.50%        02/25/35            11,745
       676,357       Series 2005-52, Class PO, PO.......................       (b)         06/25/35           605,018
       242,525       Series 2005-52, Class TZ...........................      6.50%        06/25/35           327,381
        61,123       Series 2005-52, Class WZ...........................      6.50%        06/25/35            62,188
       325,299       Series 2005-56, Class PO, PO.......................       (b)         07/25/35           287,224
       892,368       Series 2005-57, Class KZ...........................      6.00%        07/25/35         1,086,782
        15,684       Series 2005-67, Class SC,
                        1 Mo. LIBOR x -2.15 + 14.41% (d)................      9.01%        08/25/35            18,162
        13,387       Series 2005-68, Class BC...........................      5.25%        06/25/35            13,480
         1,104       Series 2005-70, Class KJ...........................      5.50%        09/25/34             1,104
        79,784       Series 2005-79, Class NS, IO,
                        1 Mo. LIBOR x -1 + 6.09% (d)....................      3.58%        09/25/35             9,123
     8,065,423       Series 2005-86, Class WZ...........................      5.50%        10/25/35         8,748,574
        22,749       Series 2005-87, Class SC,
                        1 Mo. LIBOR x -1.67 + 13.83% (d)................      9.65%        10/25/35            28,597
        49,986       Series 2005-90, Class ES,
                        1 Mo. LIBOR x -2.50 + 16.88% (d)................     10.60%        10/25/35            60,681
        46,411       Series 2005-95, Class WZ...........................      6.00%        11/25/35            62,322
        72,036       Series 2005-102, Class DS,
                        1 Mo. LIBOR x -2.75 + 19.80% (d)................     12.90%        11/25/35            94,672
       527,000       Series 2005-104, Class UE..........................      5.50%        12/25/35           590,239
        13,739       Series 2005-113, Class DO, PO......................       (b)         01/25/36            12,075
       245,764       Series 2005-359, Class 6, IO, STRIPS...............      5.00%        11/25/35            47,864
       199,171       Series 2005-362, Class 13, IO, STRIPS..............      6.00%        08/25/35            40,197
        30,159       Series 2005-W1, Class 1A2..........................      6.50%        10/25/44            34,173
        64,136       Series 2006-5, Class 2A2 (c).......................      4.28%        02/25/35            68,207
    51,552,092       Series 2006-5, Class N2, IO (c)....................      0.00%        02/25/35                52
       279,629       Series 2006-8, Class HK, PO........................       (b)         03/25/36           232,646
       116,465       Series 2006-8, Class WQ, PO........................       (b)         03/25/36            96,108
       102,269       Series 2006-15, Class IS, IO,
                       1 Mo. LIBOR x -1 + 6.58% (d).....................      4.07%        03/25/36            17,720
     2,544,398       Series 2006-20, Class PI, IO,
                       1 Mo. LIBOR x -1 + 6.68% (d).....................      4.17%        11/25/30           275,169
       130,110       Series 2006-22, Class AO, PO.......................       (b)         04/25/36           113,045
        96,582       Series 2006-27, Class OH, PO.......................       (b)         04/25/36            86,477
        21,449       Series 2006-31, Class PZ...........................      6.00%        05/25/36            28,832
        41,938       Series 2006-36, Class CO, PO.......................       (b)         05/25/36            35,500
       295,198       Series 2006-36, Class NO, PO.......................       (b)         05/25/36           250,774
        48,415       Series 2006-42, Class CF, 1 Mo. LIBOR +
                        0.45% (a).......................................      2.96%        06/25/36            48,675
     2,796,197       Series 2006-42, Class EI, IO,
                        1 Mo. LIBOR x -1 + 6.55% (d)....................      4.04%        06/25/36           446,359
       208,504       Series 2006-44, Class GO, PO.......................       (b)         06/25/36           179,515
        77,941       Series 2006-44, Class P, PO........................       (b)         12/25/33            66,991
        90,350       Series 2006-50, Class PS, PO.......................       (b)         06/25/36            80,516
     1,131,100       Series 2006-56, Class OM, PO.......................       (b)         07/25/36         1,006,856
       109,586       Series 2006-56, Class PO, PO.......................       (b)         07/25/36            97,971
       156,730       Series 2006-58, Class AP, PO.......................       (b)         07/25/36           137,624
       307,791       Series 2006-58, Class PO, PO.......................       (b)         07/25/36           266,193
       560,584       Series 2006-59, Class KO, PO.......................       (b)         07/25/36           496,190
       742,401       Series 2006-59, Class SL, IO,
                        1 Mo. LIBOR x -1 + 6.57% (d)....................      4.06%        07/25/36           119,150


                     See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$       52,285       Series 2006-60, Class DO, PO.......................       (b)         04/25/35    $       51,095
       433,294       Series 2006-60, Class OG, PO.......................       (b)         07/25/36           361,368
       219,763       Series 2006-65, Class QO, PO.......................       (b)         07/25/36           190,674
       633,424       Series 2006-69, Class GO, PO.......................       (b)         08/25/36           540,363
        91,711       Series 2006-72, Class TO, PO.......................       (b)         08/25/36            82,991
        43,077       Series 2006-75, Class AO, PO.......................       (b)         08/25/36            36,780
       142,944       Series 2006-79, Class DO, PO.......................       (b)         08/25/36           127,908
       861,323       Series 2006-80, Class PH...........................      6.00%        08/25/36           933,652
        58,980       Series 2006-81, Class EO, PO.......................       (b)         09/25/36            52,822
        43,651       Series 2006-84, Class OT, PO.......................       (b)         09/25/36            39,486
       205,179       Series 2006-84, Class PK...........................      5.50%        02/25/36           206,693
       148,871       Series 2006-85, Class MZ...........................      6.50%        09/25/36           162,817
       107,073       Series 2006-91, Class PO, PO.......................       (b)         09/25/36            89,811
       112,737       Series 2006-109, Class PO, PO......................       (b)         11/25/36            98,398
        51,378       Series 2006-110, Class PO, PO......................       (b)         11/25/36            43,902
       350,997       Series 2006-114, Class AO, PO......................       (b)         12/25/36           322,736
     3,369,965       Series 2006-116, Class ES, IO,
                        1 Mo. LIBOR x -1 + 6.65% (d)....................      4.14%        12/25/36           562,347
       155,303       Series 2006-117, Class GF, 1 Mo. LIBOR +
                        0.35% (a).......................................      2.86%        12/25/36           154,809
     3,775,489       Series 2006-118, Class A1, 1 Mo. LIBOR +
                        0.06% (a).......................................      2.57%        12/25/36         3,755,213
       131,907       Series 2006-124, Class LO, PO......................       (b)         01/25/37           118,856
        51,598       Series 2006-124, Class UO, PO......................       (b)         01/25/37            44,396
         1,451       Series 2006-126, Class DZ..........................      5.50%        01/25/37             1,494
       157,354       Series 2006-126, Class PO, PO......................       (b)         01/25/37           132,411
       354,882       Series 2006-128, Class PO, PO......................      (b)          01/25/37           299,229
        27,120       Series 2006-377, Class 1, PO, STRIPS...............       (b)         10/25/36            23,261
       181,278       Series 2006-378, Class 31, IO, STRIPS..............      4.50%        06/25/21             4,065
       313,274       Series 2007-7, Class KA............................      5.75%        08/25/36           356,775
       158,372       Series 2007-14, Class OP, PO.......................       (b)         03/25/37           140,160
        39,314       Series 2007-25, Class FB, 1 Mo. LIBOR +
                        0.33% (a).......................................      2.84%        04/25/37            39,335
     1,414,712       Series 2007-28, Class ZA...........................      6.00%        04/25/37         1,524,153
       919,218       Series 2007-30, Class WO, PO.......................       (b)         04/25/37           810,585
        66,615       Series 2007-32, Class KT...........................      5.50%        04/25/37            73,561
       274,574       Series 2007-36, Class GO, PO.......................       (b)         04/25/37           241,929
       999,117       Series 2007-36, Class PO, PO.......................       (b)         04/25/37           883,247
       941,080       Series 2007-39, Class LO, PO.......................       (b)         05/25/37           850,041
       165,925       Series 2007-42, Class CO, PO.......................       (b)         05/25/37           134,695
       336,583       Series 2007-44, Class AO, PO.......................       (b)         05/25/37           300,778
        46,179       Series 2007-44, Class KO, PO.......................       (b)         05/25/37            39,606
       373,486       Series 2007-44, Class LO, PO.......................      (b)          05/25/37           325,989
       487,751       Series 2007-44, Class OB, PO.......................       (b)         05/25/37           435,512
        81,467       Series 2007-48, Class PO, PO.......................       (b)         05/25/37            73,007
       724,412       Series 2007-57, Class ZG...........................      4.75%        06/25/37           794,182
       470,996       Series 2007-60, Class ZS...........................      4.75%        07/25/37           526,176
        13,125       Series 2007-67, Class SA, IO,
                       1 Mo. LIBOR x -1 + 6.75% (d).....................      4.24%        04/25/37               135
       505,051       Series 2007-68, Class AE...........................      6.50%        07/25/37           617,678
       105,151       Series 2007-102, Class OT, PO......................       (b)         11/25/37            93,752
       503,747       Series 2007-116, Class PB..........................      5.50%        08/25/35           550,156
       275,074       Series 2007-117, Class MD..........................      5.50%        07/25/37           283,547
       115,660       Series 2008-3, Class FZ, 1 Mo. LIBOR + 0.55% (a)...      3.06%        02/25/38           120,002
        17,313       Series 2008-8, Class ZA............................      5.00%        02/25/38            18,797


                     See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$       39,086       Series 2008-16, Class AB...........................      5.50%        12/25/37    $       39,876
        25,679       Series 2008-17, Class IP, IO.......................      6.50%        02/25/38             4,388
         9,621       Series 2008-64, Class EO, PO.......................       (b)         08/25/38             8,051
       401,793       Series 2008-65, Class PE...........................      5.75%        08/25/38           440,736
     1,406,439       Series 2008-389, Class 4, IO, STRIPS...............      6.00%        03/25/38           307,026
        43,674       Series 2009-10, Class AB...........................      5.00%        03/25/24            44,726
     1,669,039       Series 2009-11, Class PI, IO.......................      5.50%        03/25/36           380,189
        75,546       Series 2009-14, Class BS, IO,
                        1 Mo. LIBOR x -1 + 6.25% (d)....................      3.74%        03/25/24             3,048
       144,502       Series 2009-47, Class PE...........................      4.00%        07/25/39           145,651
     3,743,000       Series 2009-50, Class GX...........................      5.00%        07/25/39         4,271,750
       754,051       Series 2009-64, Class ZD...........................      8.00%        08/25/39           937,945
       180,321       Series 2009-69, Class PO, PO.......................       (b)         09/25/39           163,443
        97,268       Series 2009-70, Class CO, PO.......................       (b)         01/25/37            82,150
         4,522       Series 2009-76, Class MA...........................      4.00%        09/25/24             4,525
           635       Series 2009-81, Class GC...........................      3.50%        12/25/19               634
     4,918,932       Series 2009-85, Class J............................      4.50%        10/25/39         5,156,646
       962,244       Series 2009-86, Class OT, PO.......................       (b)         10/25/37           860,538
       392,905       Series 2009-91, Class HL...........................      5.00%        11/25/39           400,943
        47,000       Series 2009-92, Class DB...........................      5.00%        11/25/39            52,455
       659,465       Series 2009-103, Class PZ..........................      6.00%        12/25/39           870,525
     1,196,708       Series 2009-106, Class PO, PO......................       (b)         01/25/40         1,086,552
       379,394       Series 2009-106, Class SN, IO,
                        1 Mo. LIBOR x -1 + 6.25% (d)....................      3.74%        01/25/40            54,935
       235,246       Series 2009-109, Class PZ..........................      4.50%        01/25/40           256,832
       136,651       Series 2009-115, Class HZ..........................      5.00%        01/25/40           139,434
     2,426,116       Series 2009-397, Class 2, IO, STRIPS...............      5.00%        09/25/39           480,303
       835,629       Series 2009-398, Class C13, IO, STRIPS.............      4.00%        06/25/24            52,964
       550,000       Series 2010-2, Class LC............................      5.00%        02/25/40           609,048
       169,293       Series 2010-3, Class DZ............................      4.50%        02/25/40           186,120
       348,596       Series 2010-21, Class KO, PO.......................       (b)         03/25/40           305,517
       500,000       Series 2010-35, Class EP...........................      5.50%        04/25/40           593,356
       155,432       Series 2010-35, Class SJ,
                        1 Mo. LIBOR x -3.33 + 17.67% (d)................      9.30%        04/25/40           188,021
       400,000       Series 2010-38, Class KC...........................      4.50%        04/25/40           432,862
       108,981       Series 2010-45, Class GD...........................      5.00%        04/25/33           109,365
       317,000       Series 2010-45, Class WB...........................      5.00%        05/25/40           377,959
        40,794       Series 2010-49, Class SC, 1 Mo. LIBOR x -2 +
                        12.66% (d)......................................      7.64%        03/25/40            45,577
     3,553,887       Series 2010-55, Class YP...........................      4.50%        10/25/38         3,629,681
       644,427       Series 2010-68, Class BI, IO.......................      5.50%        07/25/50           123,286
       436,406       Series 2010-68, Class CO, PO.......................       (b)         07/25/40           389,928
        91,018       Series 2010-75, Class MT (c).......................      2.93%        12/25/39            90,633
       126,604       Series 2010-106, Class BI, IO......................      3.50%        09/25/20             2,744
     1,229,609       Series 2010-110, Class KI, IO......................      5.50%        10/25/25           104,314
       508,369       Series 2010-115, Class PO, PO......................       (b)         04/25/40           430,451
       261,906       Series 2010-117, Class EO, PO......................       (b)         10/25/40           223,063
       682,256       Series 2010-120, Class PD..........................      4.00%        02/25/39           689,336
       506,759       Series 2010-129, Class SM, IO,
                        1 Mo. LIBOR x -1 + 6.00% (d)....................      3.49%        11/25/40            61,335
       189,200       Series 2010-137, Class IM, IO......................      5.00%        10/25/38             4,893
     1,821,000       Series 2010-142, Class DL..........................      4.00%        12/25/40         1,924,202
         1,168       Series 2010-145, Class PE..........................      3.25%        10/25/24             1,165


                     See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$    3,643,739       Series 2010-147, Class KS, IO,
                        1 Mo. LIBOR x -1 + 5.95% (d)....................      3.44%        01/25/41    $      354,575
       517,397       Series 2011-9, Class AZ............................      5.00%        05/25/40           566,256
       507,000       Series 2011-10, Class AY...........................      6.00%        02/25/41           616,857
        52,375       Series 2011-17, Class CD...........................      2.00%        03/25/21            51,919
       419,001       Series 2011-17, Class CJ...........................      2.75%        03/25/21           418,089
           412       Series 2011-23, Class AB...........................      2.75%        06/25/20               412
       334,407       Series 2011-30, Class LS, IO (e)...................      1.32%        04/25/41            16,897
     4,820,523       Series 2011-30, Class MD...........................      4.00%        02/25/39         4,867,502
       110,868       Series 2011-30, Class ZB...........................      5.00%        04/25/41           122,601
     1,642,277       Series 2011-47, Class AI, IO.......................      5.50%        01/25/40           101,898
       442,090       Series 2011-52, Class GB...........................      5.00%        06/25/41           478,144
       138,040       Series 2011-60, Class OA, PO.......................       (b)         08/25/39           126,617
       664,273       Series 2011-67, Class EI, IO.......................      4.00%        07/25/21             9,222
         9,286       Series 2011-68, Class CA...........................      2.50%        10/25/24             9,270
        18,201       Series 2011-70, Class NK...........................      3.00%        04/25/37            18,142
       135,937       Series 2011-72, Class TI, IO.......................      4.00%        09/25/40             8,843
     4,419,394       Series 2011-73, Class PI, IO.......................      4.50%        05/25/41           456,134
       515,875       Series 2011-74, Class TQ, IO,
                        1 Mo. LIBOR x -6.43 + 55.93%, 4.50% Cap (d).....      4.50%        12/25/33            90,176
       282,645       Series 2011-75, Class BL...........................      3.50%        08/25/21           284,031
       474,265       Series 2011-86, Class DI, IO.......................      3.50%        09/25/21            16,383
        21,020       Series 2011-90, Class QI, IO.......................      5.00%        05/25/34               890
     7,200,292       Series 2011-101, Class EI, IO......................      3.50%        10/25/26           606,052
       513,051       Series 2011-103, Class JL..........................      6.50%        11/25/29           527,059
       750,000       Series 2011-105, Class MB..........................      4.00%        10/25/41           801,793
        53,709       Series 2011-107, Class CA..........................      3.50%        11/25/29            53,800
       146,510       Series 2011-111, Class DG..........................      2.25%        12/25/38           145,594
       126,878       Series 2011-111, Class DH..........................      2.50%        12/25/38           126,250
     1,517,868       Series 2011-111, Class PZ..........................      4.50%        11/25/41         1,678,140
        54,555       Series 2011-113, Class GA..........................      2.00%        11/25/21            53,995
     5,015,834       Series 2011-118, Class IC, IO......................      3.50%        11/25/21           160,818
    11,385,405       Series 2011-123, Class JS, IO,
                        1 Mo. LIBOR x -1 + 6.65% (d)....................      4.14%        03/25/41         1,414,878
       324,239       Series 2011-123, Class ZP..........................      4.50%        12/25/41           361,818
       202,756       Series 2011-124, Class CG..........................      3.00%        09/25/29           202,850
           142       Series 2011-134, Class PA..........................      4.00%        09/25/40               143
     2,644,268       Series 2011-137, Class AI, IO......................      3.00%        01/25/22            89,496
     1,110,743       Series 2011-141, Class EI, IO......................      3.00%        07/25/21            10,314
     3,956,059       Series 2011-145, Class IO, IO......................      3.00%        01/25/22           127,816
     1,341,100       Series 2012-8, Class TI, IO........................      3.00%        10/25/21            38,605
     2,503,368       Series 2012-28, Class PT...........................      4.00%        03/25/42         2,618,264
       776,952       Series 2012-39, Class PB...........................      4.25%        04/25/42           834,567
       121,772       Series 2012-52, Class BZ...........................      4.00%        05/25/42           134,094
     4,779,599       Series 2012-53, Class CI, IO.......................      3.00%        05/25/22           165,117
     1,597,373       Series 2012-65, Class IO, IO.......................      5.50%        07/25/40           347,382
       458,668       Series 2012-66, Class DI, IO.......................      3.50%        06/25/27            41,418
       292,768       Series 2012-79, Class QA...........................      2.00%        03/25/42           288,475
     1,283,721       Series 2012-101, Class AI, IO......................      3.00%        06/25/27            97,491
       350,066       Series 2012-111, Class B...........................      7.00%        10/25/42           406,738
     1,270,035       Series 2012-114, Class HS, IO,
                        1 Mo. LIBOR x -1 + 6.15% (d)....................      3.64%        03/25/40           107,223


                     See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$    8,051,023       Series 2012-118, Class DI, IO......................      3.50%        01/25/40    $      807,923
       212,271       Series 2012-118, Class IB, IO......................      3.50%        11/25/42            42,732
     1,030,304       Series 2012-122, Class SD, IO,
                        1 Mo. LIBOR x -1 + 6.10% (d)....................      3.59%        11/25/42           164,882
     2,277,477       Series 2012-128, Class HS,
                        1 Mo. LIBOR x -1.50 + 6.00% (d).................      2.24%        11/25/42         1,815,062
       435,138       Series 2012-133, Class KO, PO......................       (b)         12/25/42           222,741
     1,789,666       Series 2012-134, Class GI, IO......................      4.50%        03/25/29           269,257
       914,545       Series 2012-138, Class MA..........................      1.00%        12/25/42           847,440
     4,573,498       Series 2012-146, Class QA..........................      1.00%        01/25/43         4,168,547
       726,946       Series 2012-409, Class 49, IO, STRIPS (e)..........      3.50%        11/25/41           141,384
       993,264       Series 2012-409, Class 53, IO, STRIPS (e)..........      3.50%        04/25/42           191,875
       181,140       Series 2012-409, Class C17, IO, STRIPS.............      4.00%        11/25/41            37,274
       690,000       Series 2013-10, Class HQ...........................      2.50%        02/25/43           596,806
     1,139,582       Series 2013-13, Class IK, IO.......................      2.50%        03/25/28            84,043
       165,558       Series 2013-22, Class TS,
                        1 Mo. LIBOR x -1.50 + 6.08% (d).................      2.31%        03/25/43           145,810
        45,370       Series 2013-23, Class ZB...........................      3.00%        03/25/43            45,262
       750,000       Series 2013-41, Class DB...........................      3.00%        05/25/43           703,982
     2,229,862       Series 2013-43, Class IX, IO.......................      4.00%        05/25/43           472,516
       819,470       Series 2013-51, Class PI, IO.......................      3.00%        11/25/32            89,263
       212,105       Series 2013-52, Class MD...........................      1.25%        06/25/43           186,767
     1,382,808       Series 2013-55, Class AI, IO.......................      3.00%        06/25/33           173,266
       118,210       Series 2013-70, Class JZ...........................      3.00%        07/25/43           108,671
       328,741       Series 2013-75, Class FC, 1 Mo. LIBOR + 0.25% (a)..      2.76%        07/25/42           328,694
       724,066       Series 2013-94, Class CA...........................      3.50%        08/25/38           730,780
       247,216       Series 2013-103, Class IO, IO......................      3.50%        03/25/38            27,092
       379,979       Series 2013-105, Class BN..........................      4.00%        05/25/43           390,347
       471,209       Series 2013-105, Class KO, PO......................       (b)         10/25/43           421,688
       195,852       Series 2013-106, Class KN..........................      3.00%        10/25/43           158,834
       790,692       Series 2013-117, Class AC..........................      2.50%        04/25/36           784,310
       295,276       Series 2013-128, Class PO, PO......................       (b)         12/25/43           240,293
     1,003,000       Series 2013-130, Class QY..........................      4.50%        06/25/41         1,086,683
     5,755,544       Series 2013-417, Class C21, IO, STRIPS.............      4.00%        12/25/42         1,144,172
       275,797       Series 2014-29, Class GI, IO.......................      3.00%        05/25/29            24,673
     3,071,033       Series 2014-44, Class NI, IO.......................      4.50%        08/25/29           319,904
     2,010,552       Series 2014-46, Class KA (e).......................      4.77%        08/25/44         2,176,279
       413,890       Series 2014-68, Class GI, IO.......................      4.50%        10/25/43            68,990
       518,283       Series 2014-82, Class GZ...........................      4.00%        12/25/44           554,368
     2,566,900       Series 2014-84, Class LI, IO.......................      3.50%        12/25/26           217,804
     1,016,337       Series 2014-91, Class PB...........................      3.00%        02/25/38         1,015,336
       875,000       Series 2015-16, Class MY...........................      3.50%        04/25/45           852,874
       605,608       Series 2015-38, Class GI, IO.......................      3.00%        09/25/43            50,754
    25,367,154       Series 2015-66, Class AS, IO,
                        1 Mo. LIBOR x -1 + 6.25% (d)....................      3.74%        09/25/45         3,507,045
     3,483,030       Series 2015-76, Class BI, IO.......................      4.00%        10/25/39           416,567
       609,548       Series 2015-93, Class KI, IO.......................      3.00%        09/25/44            98,503
     9,285,455       Series 2015-97, Class AI, IO.......................      4.00%        09/25/41         1,402,723
     1,691,940       Series 2016-71, Class NI, IO.......................      3.50%        04/25/46           249,777
       685,233       Series 2016-74, Class HI, IO.......................      3.50%        10/25/46           132,215
       864,743       Series 2016-84, Class DF, 1 Mo. LIBOR +
                        0.42% (a).......................................      2.94%        11/25/46           865,683
       597,364       Series 2017-46, Class BY...........................      3.00%        06/25/47           525,681


                     See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$    2,220,601       Series 2018-19, Class MA...........................      3.00%        03/25/29    $    2,217,329
    12,557,063       Series 2018-86, Class DL...........................      3.50%        12/25/48        12,559,805
    17,593,054       Series 2018-92, Class DA...........................      3.50%        11/25/46        17,826,689
     3,957,386       Series 2018-92, Class DB...........................      3.50%        01/25/49         3,903,759
                Government National Mortgage Association
       100,181       Series 1999-30, Class S, IO,
                        1 Mo. LIBOR x -1 + 8.60% (d)....................      6.09%        08/16/29             1,187
       611,257       Series 2001-22, Class SE, IO,
                        1 Mo. LIBOR x -1 + 8.15%, 0.65% Cap (d).........      0.65%        05/16/31               816
       129,821       Series 2001-51, Class FA, 1 Mo. LIBOR + 0.50% (a)..      3.01%        10/16/31           129,828
        42,134       Series 2001-60, Class PZ...........................      6.00%        12/20/31            42,108
       145,231       Series 2001-65, Class SH, IO,
                        1 Mo. LIBOR x -1 + 7.60% (d)....................      5.09%        12/16/31             1,004
       324,142       Series 2002-7, Class ST, IO,
                        1 Mo. LIBOR x -1 + 7.50% (d)....................      4.99%        08/17/27             3,198
        97,026       Series 2002-24, Class AG, IO,
                        1 Mo. LIBOR x -1 + 7.95% (d)....................      5.44%        04/16/32               711
       284,443       Series 2002-45, Class SV, IO,
                        1 Mo. LIBOR x -1 + 8.10% (d)....................      5.59%        06/16/32             3,279
       157,097       Series 2002-72, Class ZB...........................      6.00%        10/20/32           165,640
       428,468       Series 2002-75, Class PJ...........................      5.50%        11/20/32           445,855
       365,284       Series 2003-4, Class MZ............................      5.50%        01/20/33           391,968
       598,396       Series 2003-11, Class SM, IO,
                        1 Mo. LIBOR x -1 + 7.70% (d)....................      5.19%        02/16/33            34,154
       629,955       Series 2003-18, Class PG...........................      5.50%        03/20/33           679,988
     1,234,065       Series 2003-35, Class TZ...........................      5.75%        04/16/33         1,351,597
       324,787       Series 2003-42, Class SA, IO,
                        1 Mo. LIBOR x -1 + 6.60% (d)....................      4.09%        07/16/31            38,427
     1,339,389       Series 2003-42, Class SH, IO,
                        1 Mo. LIBOR x -1 + 6.55% (d)....................      4.05%        05/20/33           167,552
       105,342       Series 2003-62, Class MZ...........................      5.50%        07/20/33           123,124
       398,599       Series 2003-84, Class Z............................      5.50%        10/20/33           429,350
       122,362       Series 2004-37, Class B............................      6.00%        04/17/34           135,035
       424,076       Series 2004-49, Class MZ...........................      6.00%        06/20/34           493,375
        84,923       Series 2004-68, Class ZC...........................      6.00%        08/20/34            92,964
       108,981       Series 2004-71, Class ST,
                        1 Mo. LIBOR x -6.25 + 44.50%, 7.00% Cap (d).....      7.00%        09/20/34           116,365
       175,133       Series 2004-83, Class AK,
                        1 Mo. LIBOR x -3.00 + 16.49% (d)................      8.96%        10/16/34           196,901
       865,224       Series 2004-88, Class SM, IO,
                        1 Mo. LIBOR x -1 + 6.10% (d)....................      3.59%        10/16/34            91,863
        72,386       Series 2004-92, Class AK,
                        1 Mo. LIBOR x -3 + 16.50% (d)...................      8.97%        11/16/34            88,413
     1,404,021       Series 2004-92, Class BZ...........................      5.50%        11/16/34         1,563,472
       201,920       Series 2004-105, Class JZ..........................      5.00%        12/20/34           224,525
        63,749       Series 2004-105, Class KA..........................      5.00%        12/16/34            69,345
       102,688       Series 2004-109, Class BC..........................      5.00%        11/20/33           103,998
       201,083       Series 2005-3, Class JZ............................      5.00%        01/16/35           201,431
       201,083       Series 2005-3, Class KZ............................      5.00%        01/16/35           216,853
        32,308       Series 2005-7, Class AJ, 1 Mo. LIBOR x -4 +
                        22.00% (d)......................................     11.96%        02/16/35            43,854
       280,145       Series 2005-7, Class KA,
                        1 Mo. LIBOR x -2.81 + 18.95% (d)................     11.90%        12/17/34           300,719


                     See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Government National Mortgage Association (Continued)
$      625,040       Series 2005-7, Class MA,
                        1 Mo. LIBOR x -2.81 + 18.95% (d)................     11.90%        12/17/34    $      695,562
       176,870       Series 2005-33, Class AY...........................      5.50%        04/16/35           191,007
       133,081       Series 2005-41, Class PA...........................      4.00%        05/20/35           138,905
       567,238       Series 2005-44, Class IO, IO.......................      5.50%        07/20/35           117,313
       453,768       Series 2005-93, Class PO, PO.......................       (b)         06/20/35           405,046
       280,926       Series 2006-17, Class TW...........................      6.00%        04/20/36           316,096
       500,000       Series 2006-38, Class OH...........................      6.50%        08/20/36           582,523
       161,484       Series 2006-61, Class ZA...........................      5.00%        11/20/36           174,983
       368,017       Series 2007-16, Class OZ...........................      6.00%        04/20/37           429,300
       260,913       Series 2007-27, Class SD, IO,
                        1 Mo. LIBOR x -1 + 6.20% (d)....................      3.70%        05/20/37            25,714
       210,213       Series 2007-41, Class OL, PO.......................       (b)         07/20/37           185,682
       225,973       Series 2007-42, Class SB, IO,
                        1 Mo. LIBOR x -1 + 6.75% (d)....................      4.25%        07/20/37            37,242
       150,832       Series 2007-68, Class NA...........................      5.00%        11/20/37           160,688
       931,497       Series 2007-71, Class ZD...........................      6.00%        11/20/37         1,016,076
       144,452       Series 2007-81, Class FZ, 1 Mo. LIBOR +
                        0.35% (a).......................................      2.85%        12/20/37           144,079
       153,659       Series 2008-6, Class CK............................      4.25%        10/20/37           154,112
       180,125       Series 2008-16, Class PO, PO.......................       (b)         02/20/38           156,458
        19,664       Series 2008-20, Class PO, PO.......................       (b)         09/20/37            18,752
        95,271       Series 2008-29, Class PO, PO.......................       (b)         02/17/33            92,825
       160,222       Series 2008-33, Class XS, IO,
                        1 Mo. LIBOR x -1 + 7.70% (d)....................      5.19%        04/16/38            24,670
       119,415       Series 2008-47, Class MI, IO.......................      6.00%        10/16/37             2,850
       703,000       Series 2008-47, Class ML...........................      5.25%        06/16/38           782,996
        58,756       Series 2008-50, Class NA...........................      5.50%        03/16/37            58,980
       165,000       Series 2008-54, Class PE...........................      5.00%        06/20/38           185,019
       831,979       Series 2008-71, Class JI, IO.......................      6.00%        04/20/38           180,632
       212,301       Series 2009-10, Class PA...........................      4.50%        12/20/38           217,622
       644,711       Series 2009-14, Class KF, 1 Mo. LIBOR +
                        0.70% (a).......................................      3.20%        03/20/39           655,457
       223,664       Series 2009-14, Class KI, IO.......................      6.50%        03/20/39            49,173
        73,390       Series 2009-14, Class KS, IO,
                        1 Mo. LIBOR x -1 + 6.30% (d)....................      3.80%        03/20/39             7,764
       182,056       Series 2009-25, Class SE, IO,
                        1 Mo. LIBOR x -1 + 7.60% (d)....................      5.10%        09/20/38            25,234
     2,190,129       Series 2009-29, Class PC...........................      7.00%        05/20/39         2,792,530
       340,232       Series 2009-32, Class SZ...........................      5.50%        05/16/39           401,080
       718,436       Series 2009-42, Class BI, IO.......................      6.00%        06/20/39           145,133
       143,773       Series 2009-53, Class AB...........................      4.50%        10/16/38           144,703
       207,071       Series 2009-57, Class KA...........................      4.50%        05/20/39           208,323
     3,732,609       Series 2009-57, Class VB...........................      5.00%        06/16/39         4,171,645
       984,708       Series 2009-61, Class OW, PO.......................       (b)         11/16/35           848,667
       214,088       Series 2009-61, Class PZ...........................      7.50%        08/20/39           299,364
         5,508       Series 2009-65, Class GL...........................      4.50%        05/20/38             5,501
       878,486       Series 2009-69, Class ZB...........................      6.00%        08/20/39         1,025,550
     1,291,618       Series 2009-72, Class SM, IO,
                        1 Mo. LIBOR x -1 + 6.25% (d)....................      3.74%        08/16/39           162,942
       455,000       Series 2009-75, Class JN...........................      5.50%        09/16/39           523,806
       155,783       Series 2009-76, Class PC...........................      4.00%        03/16/39           157,094
       510,681       Series 2009-78, Class KZ...........................      5.50%        09/16/39           644,550
       241,793       Series 2009-79, Class OK, PO.......................       (b)         11/16/37           211,623


                     See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Government National Mortgage Association (Continued)
$      120,160       Series 2009-81, Class TZ...........................      5.50%        09/20/39    $      143,681
     1,786,749       Series 2009-87, Class EI, IO.......................      5.50%        08/20/39           309,268
       345,852       Series 2009-93, Class WG...........................      4.00%        09/20/38           347,781
        39,000       Series 2009-94, Class AL...........................      5.00%        10/20/39            43,446
       243,094       Series 2009-106, Class DZ..........................      5.50%        11/20/39           289,901
        41,342       Series 2009-106, Class WZ..........................      5.50%        11/16/39            50,839
       585,601       Series 2009-116, Class MS, IO,
                        1 Mo. LIBOR x -1 + 6.50% (d)....................      3.99%        11/16/38            18,671
        13,624       Series 2009-118, Class KP..........................      4.50%        05/20/38            13,798
       732,000       Series 2009-126, Class LB..........................      5.00%        12/20/39           818,999
       223,326       Series 2010-3, Class MF, 1 Mo. LIBOR + 0.45% (a)...      2.95%        11/20/38           223,821
        52,000       Series 2010-4, Class WA............................      3.00%        01/16/40            51,750
     4,311,137       Series 2010-6, Class PD............................      5.00%        03/16/38         4,324,573
       282,130       Series 2010-7, Class BC............................      4.00%        09/16/24           284,606
       206,843       Series 2010-11, Class HE...........................      4.00%        04/20/39           209,200
        38,723       Series 2010-14, Class AO, PO.......................       (b)         12/20/32            37,703
     2,182,336       Series 2010-14, Class BV, IO,
                        1 Mo. LIBOR x -1 + 6.25% (d)....................      3.74%        02/16/40           296,902
        64,401       Series 2010-29, Class CB...........................      5.00%        12/20/38            64,828
     1,151,352       Series 2010-42, Class CO, PO.......................       (b)         06/16/39         1,077,888
        13,499       Series 2010-44, Class BE...........................      3.00%        04/20/38            13,484
     2,511,665       Series 2010-46, Class FC, 1 Mo. LIBOR +
                        0.80% (a).......................................      3.30%        03/20/35         2,569,354
       736,617       Series 2010-59, Class ZD...........................      6.50%        05/20/40           995,756
     2,416,256       Series 2010-85, Class SL, IO,
                        1 Mo. LIBOR x -1 + 6.60% (d)....................      4.10%        07/20/37           315,611
        87,000       Series 2010-116, Class BM..........................      4.50%        09/16/40            97,110
     1,763,417       Series 2010-116, Class JB..........................      5.00%        06/16/40         1,944,653
       678,250       Series 2010-129, Class PQ..........................      3.00%        04/20/39           679,776
       138,416       Series 2010-138, Class PD..........................      3.50%        08/20/38           138,658
     1,254,072       Series 2010-157, Class OP, PO......................       (b)         12/20/40         1,035,804
       227,833       Series 2010-162, Class PQ..........................      4.50%        06/16/39           230,728
       557,567       Series 2010-166, Class DI, IO......................      4.50%        02/20/39            62,402
       114,775       Series 2011-4, Class PZ............................      5.00%        01/20/41           131,115
     2,677,053       Series 2011-19, Class MI, IO.......................      5.00%        06/16/40           253,926
       771,202       Series 2011-35, Class BP...........................      4.50%        03/16/41           851,423
       611,476       Series 2011-48, Class LI, IO.......................      5.50%        01/16/41           114,106
       441,632       Series 2011-50, Class PZ...........................      5.00%        04/20/41           511,430
       167,702       Series 2011-63, Class BI, IO.......................      6.00%        02/20/38            26,313
       338,468       Series 2011-69, Class HC...........................      2.25%        05/20/38           337,373
     1,254,512       Series 2011-71, Class ZC...........................      5.50%        07/16/34         1,372,047
     3,425,118       Series 2011-81, Class IC, IO,
                        1 Mo. LIBOR x -1 + 6.72%, 0.62% Cap (d).........      0.62%        07/20/35            65,866
     1,621,336       Series 2011-112, Class IP, IO......................      0.50%        08/16/26            10,494
       239,265       Series 2011-129, Class CL..........................      5.00%        03/20/41           257,362
         6,507       Series 2011-136, Class GB..........................      2.50%        05/20/40             6,413
       312,943       Series 2011-137, Class WA (e)......................      5.56%        07/20/40           345,354
       405,209       Series 2011-146, Class EI, IO......................      5.00%        11/16/41            84,077
        99,944       Series 2011-151, Class TB, IO,
                        1 Mo. LIBOR x -70 + 465.50%, 3.50% Cap (d)......      3.50%        04/20/41            13,974
     3,390,464       Series 2012-10, Class LI, IO.......................      3.50%        07/20/40           320,974


                     See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Government National Mortgage Association (Continued)
$      213,880       Series 2012-16, Class AG...........................      2.50%        10/20/38    $      211,731
     4,901,999       Series 2012-18, Class IA, IO,
                        1 Mo. LIBOR x -1 + 6.68%, 0.58% Cap (d).........      0.58%        07/20/39            85,738
     2,074,100       Series 2012-48, Class MI, IO.......................      5.00%        04/16/42           414,078
    17,658,171       Series 2012-84, Class QS, IO,
                        1 Mo. LIBOR x -1 + 6.10% (d)....................      3.59%        07/16/42         2,529,457
       251,623       Series 2012-108, Class KB..........................      2.75%        09/16/42           225,351
     7,129,798       Series 2012-143, Class IB, IO......................      3.50%        12/20/39           382,770
     3,482,894       Series 2012-149, Class PC (e)......................      6.30%        12/20/42         3,975,154
       170,625       Series 2013-5, Class IA, IO........................      3.50%        10/16/42            22,476
     1,875,202       Series 2013-10, Class DI, IO.......................      3.50%        09/20/42           234,822
       447,984       Series 2013-20, Class KI, IO.......................      5.00%        01/20/43            91,872
     2,223,000       Series 2013-20, Class QM...........................      2.63%        02/16/43         1,989,908
     3,572,960       Series 2013-53, Class OI, IO.......................      3.50%        04/20/43           514,989
       193,778       Series 2013-69, Class AI, IO.......................      3.50%        05/20/43            33,744
       502,742       Series 2013-69, Class PI, IO.......................      5.00%        05/20/43            79,649
       953,680       Series 2013-70, Class PM...........................      2.50%        05/20/43           829,398
     2,175,652       Series 2013-130, Class WS, IO,
                        1 Mo. LIBOR x -1 + 6.10% (d)....................      3.60%        09/20/43           337,366
       688,000       Series 2013-183, Class PB..........................      4.50%        12/20/43           717,594
       204,508       Series 2013-188, Class CF, 1 Mo. LIBOR +
                        0.45% (a).......................................      2.95%        03/20/43           205,525
     7,201,104       Series 2014-44, Class IC, IO.......................      3.00%        04/20/28           600,253
    16,013,160       Series 2014-44, Class ID, IO (c) (e)...............      0.35%        03/16/44           211,942
        77,017       Series 2014-91, Class JI, IO.......................      4.50%        01/20/40            13,133
       872,296       Series 2014-94, Class Z............................      4.50%        01/20/44           962,763
       328,017       Series 2014-99, Class HI, IO.......................      4.50%        06/20/44            57,653
     4,053,033       Series 2014-118, Class TV, IO,
                        1 Mo. LIBOR x -1 + 6.25% (d)....................      3.78%        05/20/44           571,624
       762,579       Series 2015-3, Class ZD............................      4.00%        01/20/45           821,745
        80,659       Series 2015-95, Class IK, IO (e)...................      1.20%        05/16/37             3,291
       672,253       Series 2015-100, Class AI, IO......................      3.50%        03/20/39            43,355
    35,914,704       Series 2015-119, Class TI, IO......................      3.50%        05/20/41         3,420,797
       308,387       Series 2015-137, Class WA (c) (e)..................      5.48%        01/20/38           339,166
     1,277,117       Series 2015-138, Class MI, IO......................      4.50%        08/20/44           185,918
       352,180       Series 2015-151, Class KW (e)......................      5.93%        04/20/34           371,918
     8,581,829       Series 2015-168, Class GI, IO......................      5.50%        02/16/33         2,028,133
       174,612       Series 2016-16, Class KZ...........................      3.00%        02/16/46           155,470
       714,571       Series 2016-55, Class PB (e).......................      6.16%        03/20/31           758,881
     2,639,518       Series 2016-69, Class WI, IO.......................      4.50%        05/20/46           577,504
     1,400,030       Series 2016-75, Class SA, IO,
                        1 Mo. LIBOR x -1 + 6.00% (d)....................      3.50%        05/20/40           156,867
     5,954,850       Series 2016-89, Class HI, IO.......................      3.50%        07/20/46           976,267
       736,735       Series 2016-99, Class JA (e).......................      5.52%        11/20/45           809,268
       904,236       Series 2016-109, Class ZM..........................      3.50%        08/20/36           914,539
    13,567,847       Series 2016-111, Class PI, IO......................      3.50%        06/20/45         1,842,199
     1,639,436       Series 2016-118, Class GI, IO......................      4.50%        02/16/40           332,743
    17,323,328       Series 2016-120, Class AS, IO,
                        1 Mo. LIBOR x -1 + 6.10% (d)....................      3.60%        09/20/46         3,310,452
       464,000       Series 2016-141, Class PC..........................      5.00%        10/20/46           537,963
       294,177       Series 2016-145, Class LZ..........................      3.00%        10/20/46           255,534
       303,000       Series 2016-160, Class LE..........................      2.50%        11/20/46           242,894
       478,294       Series 2016-167, Class KI, IO......................      6.00%        12/16/46           106,592


                     See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Government National Mortgage Association (Continued)
$      811,327       Series 2017-17, Class KZ...........................      4.50%        02/20/47    $      905,946
    10,249,534       Series 2017-56, Class BI, IO.......................      6.00%        04/16/47         2,563,380
    23,016,424       Series 2017-57, Class IO, IO.......................      5.00%        04/20/47         4,141,200
    11,683,489       Series 2017-133, Class JI, IO......................      7.00%        06/20/41         2,738,301
     9,716,996       Series 2017-186, Class TI, IO,
                        1 Mo. LIBOR x -1 + 6.50%, 0.50% Cap (d).........      0.50%        05/20/40           179,115
       833,318       Series 2018-44, Class Z............................      2.50%        09/20/47           659,710
     3,948,066       Series 2018-53, Class VA...........................      3.50%        07/20/29         4,069,014
    23,401,898       Series 2018-89, Class A............................      3.50%        06/20/39        23,492,693
     4,406,931       Series 2018-120, Class G...........................      3.50%        09/20/48         4,373,210
    10,000,000       Series 2018-134, Class KB..........................      3.50%        10/20/48         9,830,905
    10,556,000       Series 2018-155, Class KD..........................      4.00%        11/20/48        10,866,392
    10,908,217       Series 2018-160, Class GY..........................      4.50%        11/20/48        11,687,248

                Vendee Mortgage Trust
     3,993,089       Series 2003-2, Class Z.............................      5.00%        05/15/33         4,298,749
        55,631       Series 2010-1, Class DA............................      4.25%        02/15/35            56,397
                                                                                                       --------------
                                                                                                          488,327,688
                                                                                                       --------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 2.7%
                Fannie Mae - Aces
        50,000       Series 2013-M6, Class 1AC (c)......................      3.60%        02/25/43            50,012
                Freddie Mac Multifamily Structured Pass Through
                   Certificates
     2,000,000       Series 2009-K004, Class A3.........................      4.24%        08/25/19         2,006,175
     2,400,000       Series 2010-K005, Class A2.........................      4.32%        11/25/19         2,417,069
                FREMF Mortgage Trust
     1,110,000       Series 2011-K10, Class B (c) (f)...................      4.62%        11/25/49         1,134,416
    12,190,000       Series 2011-K11, Class B (c) (f)...................      4.42%        12/25/48        12,432,004
     7,080,000       Series 2012-K710, Class B (c) (f)..................      3.81%        06/25/47         7,076,180
    12,303,000       Series 2013-K712, Class B (c) (f)..................      3.36%        05/25/45        12,306,762
     1,100,000       Series 2013-K713, Class B (c) (f)..................      3.15%        04/25/46         1,098,778
                Government National Mortgage Association
       709,936       Series 2013-32, Class A............................      1.90%        06/16/36           698,033
       532,000       Series 2013-57, Class D (e)........................      2.35%        06/16/46           466,724
       100,000       Series 2013-74, Class AG (c).......................      2.81%        12/16/53            90,172
        25,055       Series 2013-194, Class AE (e)......................      2.75%        11/16/44            24,676
    39,961,915       Series 2015-30, Class IO, IO (e)...................      1.02%        07/16/56         2,572,165
     6,148,982       Series 2015-125, Class VA (e)......................      2.70%        05/16/35         6,025,018
     4,835,246       Series 2016-110, Class VA..........................      2.10%        01/16/38         4,455,110
     9,640,957       Series 2017-131, Class AG (e)......................      2.50%        12/16/58         9,143,317
                                                                                                       --------------
                                                                                                           61,996,611
                                                                                                       --------------
                PASS-THROUGH SECURITIES -- 50.2%
                Federal Home Loan Mortgage Corporation
     4,140,645       Pool 760043, 5 Yr. Constant Maturity Treasury
                        Rate + 1.39% (a)................................      3.02%        12/01/48         4,162,131
    17,926,989       Pool 840359, 12 Mo. LIBOR + 1.64% (a)..............      4.09%        06/01/46        18,458,586
       184,552       Pool A19763........................................      5.00%        04/01/34           198,317
        84,284       Pool A47333........................................      5.00%        10/01/35            90,085
       723,575       Pool A47828........................................      3.50%        08/01/35           734,330
       396,477       Pool A47829........................................      4.00%        08/01/35           407,664
       426,113       Pool A47937........................................      5.50%        08/01/35           461,891
       144,480       Pool A48972........................................      5.50%        05/01/36           156,858
       100,981       Pool A54675........................................      5.50%        01/01/36           107,872
       289,588       Pool A65324........................................      5.50%        09/01/37           311,520


                     See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$       94,978       Pool A86143........................................      5.00%        05/01/39    $      101,478
        33,840       Pool A90319........................................      5.00%        12/01/39            36,227
       509,596       Pool A92197........................................      5.00%        05/01/40           545,568
        13,805       Pool A93093........................................      4.50%        07/01/40            14,570
        19,009       Pool A93891........................................      4.00%        09/01/40            19,662
        28,342       Pool A94729........................................      4.00%        11/01/40            29,317
       102,883       Pool A94843........................................      4.00%        11/01/40           106,383
       435,056       Pool A95441........................................      4.00%        12/01/40           450,339
        41,299       Pool A95653........................................      4.00%        12/01/40            42,721
        65,201       Pool A95728........................................      4.00%        12/01/40            67,447
        85,534       Pool A96380........................................      4.00%        01/01/41            88,445
       247,061       Pool A97294........................................      4.00%        02/01/41           255,469
         6,816       Pool C01310........................................      6.50%        03/01/32             7,595
        21,677       Pool C01574........................................      5.00%        06/01/33            23,176
        24,584       Pool C03458........................................      5.00%        02/01/40            26,155
        76,287       Pool C03949........................................      3.50%        05/01/42            77,332
       112,030       Pool C04269........................................      3.00%        10/01/42           110,788
       409,712       Pool C91167........................................      5.00%        04/01/28           430,944
       283,127       Pool C91353........................................      3.50%        01/01/31           286,731
       612,283       Pool C91366........................................      4.50%        04/01/31           643,005
        45,381       Pool C91482........................................      3.50%        07/01/32            46,323
        44,565       Pool E02883........................................      4.00%        04/01/26            45,913
        33,181       Pool G01443........................................      6.50%        08/01/32            37,034
        81,400       Pool G01737........................................      5.00%        12/01/34            87,023
        44,831       Pool G01840........................................      5.00%        07/01/35            47,928
       496,358       Pool G02017........................................      5.00%        12/01/35           534,000
       102,881       Pool G03072........................................      5.00%        11/01/36           109,991
       466,754       Pool G04593........................................      5.50%        01/01/37           507,197
        50,290       Pool G04632........................................      5.00%        11/01/36            53,760
       233,510       Pool G04814........................................      5.50%        10/01/38           250,964
        51,190       Pool G04913........................................      5.00%        03/01/38            54,632
        50,324       Pool G05173........................................      4.50%        11/01/31            52,365
       834,499       Pool G05275........................................      5.50%        02/01/39           893,385
       152,511       Pool G05449........................................      4.50%        05/01/39           160,234
       568,863       Pool G05792........................................      4.50%        02/01/40           598,548
       442,911       Pool G05927........................................      4.50%        07/01/40           467,846
        36,070       Pool G06252........................................      4.00%        02/01/41            37,298
       692,050       Pool G06359........................................      4.00%        02/01/41           715,600
       110,377       Pool G06501........................................      4.00%        04/01/41           114,133
       113,430       Pool G06583........................................      5.00%        06/01/41           122,427
       200,150       Pool G06687........................................      5.00%        07/01/41           215,117
       109,408       Pool G06739........................................      4.50%        09/01/41           115,118
       640,209       Pool G07025........................................      5.00%        02/01/42           689,938
       893,115       Pool G07100........................................      5.50%        07/01/40           967,305
        20,089       Pool G07219........................................      5.00%        10/01/41            21,377
       113,824       Pool G07266........................................      4.00%        12/01/42           117,697
       695,598       Pool G07329........................................      4.00%        01/01/43           718,407
       770,715       Pool G07683........................................      4.00%        03/01/44           794,595
       786,903       Pool G07806........................................      5.00%        06/01/41           837,634
         4,291       Pool G08113........................................      6.50%        02/01/36             4,703
     6,513,804       Pool G08854........................................      5.00%        12/01/48         6,858,396
        22,148       Pool G11713........................................      5.50%        06/01/20            22,307


                     See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$       34,212       Pool G11769........................................      5.00%        10/01/20    $       34,810
        54,090       Pool G11833........................................      5.00%        11/01/20            54,812
         5,231       Pool G11880........................................      5.00%        12/01/20             5,299
       104,727       Pool G12312........................................      6.00%        09/01/21           107,249
        88,027       Pool G12797........................................      6.50%        02/01/22            90,085
       149,207       Pool G12959........................................      6.50%        10/01/22           154,904
         6,355       Pool G12978........................................      5.50%        12/01/22             6,541
        13,338       Pool G13044........................................      4.50%        06/01/21            13,569
         7,905       Pool G13581........................................      5.50%        11/01/21             7,946
        68,832       Pool G13623........................................      4.50%        08/01/24            70,977
        96,225       Pool G13625........................................      5.50%        01/01/24            99,521
       144,163       Pool G13733........................................      5.00%        11/01/24           149,713
        95,216       Pool G14088........................................      4.00%        02/01/26            98,103
       249,226       Pool G14106........................................      6.00%        10/01/24           255,949
        61,472       Pool G14167........................................      5.50%        07/01/23            63,623
       204,112       Pool G14233........................................      6.00%        01/01/24           207,097
     1,189,747       Pool G14348........................................      4.00%        10/01/26         1,226,712
        56,600       Pool G14376........................................      4.00%        09/01/25            58,312
        75,472       Pool G14676........................................      4.50%        09/01/26            77,736
        10,761       Pool G14791........................................      6.00%        05/01/21            10,777
       543,795       Pool G14995........................................      5.50%        12/01/24           557,826
       308,962       Pool G15019........................................      4.50%        07/01/26           314,652
        61,448       Pool G15039........................................      4.50%        09/01/26            63,355
        68,553       Pool G15725........................................      4.50%        09/01/26            70,684
        40,667       Pool G15821........................................      5.00%        07/01/25            41,346
       292,069       Pool G15949........................................      4.00%        01/01/29           300,904
       393,010       Pool G15957........................................      5.50%        12/01/24           400,539
        29,695       Pool G18100........................................      5.00%        02/01/21            29,919
       518,658       Pool G18264........................................      5.00%        07/01/23           538,602
       413,706       Pool G18287........................................      5.50%        12/01/23           429,323
       145,373       Pool G18306........................................      4.50%        04/01/24           149,870
        19,878       Pool G60020........................................      4.50%        12/01/43            20,979
     1,007,668       Pool G60114........................................      5.50%        06/01/41         1,094,540
     1,416,359       Pool G60168........................................      4.50%        07/01/45         1,481,487
       474,125       Pool G60194........................................      3.50%        08/01/45           481,204
       478,273       Pool G60737........................................      4.50%        08/01/42           504,715
     1,402,768       Pool G60762........................................      5.00%        07/01/41         1,492,344
       347,446       Pool G60806........................................      5.00%        12/01/44           370,606
       509,700       Pool G60808........................................      3.00%        10/01/46           501,363
     9,450,942       Pool G60921........................................      4.50%        02/01/47         9,902,540
    22,762,398       Pool G60940........................................      4.00%        09/01/46        23,436,996
     9,193,421       Pool G61160........................................      4.50%        11/01/45         9,628,007
        21,567       Pool H09034........................................      5.50%        05/01/37            22,536
         4,602       Pool J03523........................................      5.00%        09/01/21             4,629
        67,133       Pool J05364........................................      6.00%        08/01/22            68,439
       354,734       Pool J09465........................................      4.00%        04/01/24           365,464
       151,909       Pool J09504........................................      4.00%        04/01/24           156,504
        50,994       Pool J09798........................................      4.00%        05/01/24            52,536
       100,311       Pool J10623........................................      4.00%        09/01/24           103,383
       995,482       Pool J10827........................................      4.50%        10/01/24         1,026,485
       342,721       Pool N70075........................................      5.00%        01/01/35           366,982
       494,244       Pool N70081........................................      5.50%        07/01/38           545,001


                     See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$       78,963       Pool O20138........................................      5.00%        11/01/30    $       83,475
     1,199,171       Pool Q00841........................................      4.50%        05/01/41         1,261,757
       147,982       Pool Q03139........................................      4.00%        09/01/41           153,156
        53,266       Pool Q04031........................................      4.00%        10/01/41            55,346
        40,383       Pool Q04905........................................      4.00%        12/01/41            41,960
        81,722       Pool Q05035........................................      4.00%        12/01/41            84,504
        69,828       Pool Q05173........................................      4.00%        12/01/41            72,554
        51,858       Pool Q05181........................................      4.00%        12/01/41            53,883
        36,224       Pool Q05445........................................      4.00%        01/01/42            37,638
       144,989       Pool Q07189........................................      4.00%        04/01/42           149,923
        50,453       Pool Q07479........................................      3.50%        04/01/42            51,144
       160,601       Pool Q11791........................................      3.50%        10/01/42           162,803
       102,338       Pool Q11836........................................      3.50%        10/01/42           103,740
       751,659       Pool Q14034........................................      3.50%        12/01/42           763,471
     3,089,469       Pool Q43309........................................      4.00%        09/01/46         3,183,571
     7,295,449       Pool Q45763........................................      4.00%        01/01/47         7,510,814
     5,377,737       Pool Q50564........................................      4.50%        09/01/47         5,604,842
    14,490,449       Pool Q53219........................................      4.50%        12/01/47        15,224,338
     9,048,513       Pool Q53875........................................      4.00%        01/01/48         9,310,533
     1,062,686       Pool Q54651........................................      4.50%        03/01/48         1,129,816
     2,009,578       Pool Q55037........................................      4.50%        04/01/48         2,134,226
    21,202,186       Pool Q55152........................................      4.50%        04/01/48        22,207,972
     5,597,324       Pool Q56260........................................      5.00%        05/01/48         5,980,602
     9,371,882       Pool Q58363........................................      5.00%        09/01/48         9,867,517
       693,008       Pool U50165........................................      4.00%        05/01/32           726,040
     3,317,001       Pool U59020........................................      4.00%        06/01/35         3,473,806
     3,033,786       Pool U64762........................................      4.50%        10/01/45         3,188,426
    15,147,475       Pool U69020........................................      5.00%        07/01/44        16,208,258
     8,585,967       Pool U69041........................................      5.00%        11/01/43         9,186,324
    33,373,955       Pool U69055........................................      4.50%        10/01/47        35,091,140
     5,400,546       Pool U79023........................................      3.50%        10/01/28         5,511,034
        69,738       Pool U80068........................................      3.50%        10/01/32            71,168
       138,291       Pool U80212........................................      3.50%        02/01/33           141,127
       170,714       Pool U90245........................................      3.50%        10/01/42           172,470
        98,147       Pool U90291........................................      4.00%        10/01/42           101,215
       875,026       Pool U90316........................................      4.00%        10/01/42           902,432
       840,838       Pool U90490........................................      4.00%        06/01/42           867,076
     2,141,604       Pool U90690........................................      3.50%        06/01/42         2,163,682
        25,720       Pool U90932........................................      3.00%        02/01/43            25,450
       256,956       Pool U90975........................................      4.00%        06/01/42           264,963
       591,414       Pool U91254........................................      4.00%        04/01/43           609,900
     2,136,341       Pool U91619........................................      4.00%        06/01/43         2,203,080
        65,418       Pool U92272........................................      4.50%        12/01/43            68,908
       882,977       Pool U92432........................................      4.00%        02/01/44           910,447
        60,762       Pool U95137........................................      4.00%        08/01/43            62,656
       228,318       Pool U99045........................................      3.50%        03/01/43           230,670
       258,421       Pool U99084........................................      4.50%        02/01/44           272,179
       129,188       Pool U99091........................................      4.50%        03/01/44           136,073
       381,693       Pool U99096........................................      4.50%        05/01/44           401,935
     3,718,054       Pool U99134........................................      4.00%        01/01/46         3,834,076
       929,976       Pool V80910........................................      4.00%        12/01/43           959,958


                     See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association
$       73,283       Pool 190371........................................      6.50%        07/01/36    $       84,590
        37,789       Pool 254636........................................      5.00%        02/01/33            40,492
        52,150       Pool 255190........................................      5.50%        05/01/34            56,863
        40,152       Pool 255984........................................      4.50%        11/01/25            41,751
       235,381       Pool 256181........................................      5.50%        03/01/36           249,045
       172,528       Pool 256576........................................      5.50%        01/01/37           181,981
        47,752       Pool 256808........................................      5.50%        07/01/37            49,780
       141,729       Pool 256936........................................      6.00%        10/01/37           146,973
       103,401       Pool 545759........................................      6.50%        07/01/32           116,756
        23,668       Pool 555851........................................      6.50%        01/01/33            26,684
       393,907       Pool 683246........................................      5.50%        02/01/33           428,616
       323,584       Pool 725014........................................      5.50%        12/01/33           352,888
       529,504       Pool 734922........................................      4.50%        09/01/33           556,485
       693,816       Pool 735415........................................      6.50%        12/01/32           782,727
         6,430       Pool 745875........................................      6.50%        09/01/36             7,406
        54,062       Pool 747097........................................      6.00%        10/01/29            57,330
         7,097       Pool 780962........................................      4.50%        05/01/19             7,216
       618,213       Pool 788149........................................      5.50%        05/01/33           664,042
       307,693       Pool 812741........................................      5.50%        02/01/35           327,171
       547,413       Pool 827948........................................      5.50%        05/01/35           590,395
       475,693       Pool 850000........................................      5.50%        01/01/36           514,636
        89,007       Pool 871039........................................      5.50%        02/01/37            93,819
       238,911       Pool 888001........................................      5.50%        10/01/36           260,344
       189,565       Pool 888163........................................      7.00%        12/01/33           217,974
        54,096       Pool 888435........................................      5.50%        06/01/22            55,610
       671,749       Pool 889610........................................      5.50%        06/01/38           725,071
       472,532       Pool 889834........................................      5.00%        12/01/35           508,324
        23,077       Pool 890149........................................      6.50%        10/01/38            25,785
        65,730       Pool 890231........................................      5.00%        07/01/25            67,224
       192,985       Pool 890314........................................      5.50%        12/01/22           196,814
        32,265       Pool 890378........................................      6.00%        05/01/24            33,639
     1,480,232       Pool 890556........................................      4.50%        10/01/43         1,571,392
       708,722       Pool 890561........................................      4.50%        01/01/27           725,799
        82,470       Pool 890588........................................      4.50%        09/01/41            86,713
     1,300,011       Pool 890736........................................      5.00%        07/01/30         1,369,524
       280,785       Pool 905917........................................      5.50%        01/01/37           305,858
       132,118       Pool 922386........................................      5.50%        01/01/37           138,722
        19,957       Pool 930562........................................      5.00%        02/01/39            21,526
         1,092       Pool 931150........................................      5.00%        05/01/39             1,162
       206,479       Pool 931565........................................      5.00%        07/01/39           220,078
       208,829       Pool 931808........................................      5.50%        08/01/39           224,086
       204,220       Pool 953115........................................      5.50%        11/01/38           216,851
       213,567       Pool 962556........................................      5.00%        04/01/23           218,350
        81,562       Pool 973561........................................      5.00%        03/01/23            83,383
        86,399       Pool 976871........................................      6.50%        08/01/36            96,831
        81,764       Pool 995002........................................      5.00%        07/01/37            87,622
        25,530       Pool 995097........................................      6.50%        10/01/37            28,986
       164,720       Pool 995149........................................      6.50%        10/01/38           187,748
        63,704       Pool 995228........................................      6.50%        11/01/38            72,739
       311,739       Pool 995252........................................      5.00%        12/01/23           318,710
       103,710       Pool 995259........................................      6.50%        11/01/23           108,688
        37,624       Pool AA0916........................................      5.00%        08/01/37            40,280


                     See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$        7,968       Pool AA1740........................................      5.00%        01/01/39    $        8,478
         1,690       Pool AA3267........................................      5.00%        02/01/39             1,799
       150,281       Pool AA3303........................................      5.50%        06/01/38           163,345
       872,711       Pool AB0460........................................      5.50%        02/01/37           960,377
       353,593       Pool AB0731........................................      4.00%        06/01/39           364,961
        19,548       Pool AB1576........................................      4.00%        10/01/20            20,111
       770,326       Pool AB1801........................................      4.00%        11/01/40           795,595
        94,165       Pool AB1953........................................      4.00%        12/01/40            97,415
        74,508       Pool AB2092........................................      4.00%        01/01/41            76,952
        75,591       Pool AB2133........................................      4.00%        01/01/26            77,917
       232,702       Pool AB2265........................................      4.00%        02/01/41           241,430
       161,902       Pool AB2275........................................      4.50%        02/01/41           170,253
        35,948       Pool AB2467........................................      4.50%        03/01/41            37,949
     1,203,932       Pool AB2506........................................      5.00%        03/01/41         1,272,909
     2,291,996       Pool AB2959........................................      4.50%        07/01/40         2,428,578
        82,025       Pool AB3284........................................      5.00%        07/01/41            87,438
       145,223       Pool AB4937........................................      3.50%        04/01/42           146,944
       158,759       Pool AB5174........................................      3.50%        05/01/42           160,637
       992,382       Pool AB5500........................................      3.50%        07/01/42         1,004,170
       168,243       Pool AB5919........................................      3.00%        08/01/42           166,300
       113,160       Pool AB6632........................................      3.50%        10/01/42           114,504
       341,865       Pool AB6671........................................      3.00%        10/01/42           337,863
       406,878       Pool AB7765........................................      3.00%        02/01/43           402,068
       291,727       Pool AB7859........................................      3.50%        02/01/43           295,326
       200,970       Pool AB8143........................................      5.00%        01/01/38           214,367
     1,764,900       Pool AB8289........................................      4.50%        04/01/42         1,852,470
       651,889       Pool AB8676........................................      3.50%        05/01/42           664,229
        44,955       Pool AB9382........................................      4.00%        05/01/43            46,556
     1,143,352       Pool AB9551........................................      3.00%        06/01/43         1,129,478
       508,938       Pool AB9615........................................      4.00%        06/01/33           526,150
        63,820       Pool AB9683........................................      4.00%        06/01/43            65,906
        86,186       Pool AB9959........................................      4.00%        07/01/43            89,306
       109,073       Pool AC1232........................................      5.00%        07/01/24           113,377
     1,066,321       Pool AC2946........................................      5.00%        09/01/39         1,136,401
       129,195       Pool AC3236........................................      5.00%        09/01/39           138,522
       381,666       Pool AC3267........................................      5.50%        09/01/39           412,768
       157,176       Pool AC5446........................................      5.00%        11/01/39           167,543
       616,627       Pool AD0889........................................      6.00%        09/01/24           638,690
       728,674       Pool AD4317........................................      4.00%        04/01/40           752,576
        31,956       Pool AD5222........................................      4.50%        05/01/30            33,322
       151,039       Pool AD5583........................................      5.00%        04/01/40           160,259
       207,246       Pool AD6369........................................      4.50%        05/01/40           218,605
       103,818       Pool AD6938........................................      4.50%        06/01/40           109,599
       137,105       Pool AD7110........................................      5.00%        07/01/40           144,436
       112,350       Pool AD7137........................................      5.50%        07/01/40           122,502
        42,193       Pool AD8526........................................      4.50%        08/01/40            44,505
       416,825       Pool AE0137........................................      4.50%        03/01/36           435,716
        45,180       Pool AE0383........................................      4.50%        09/01/25            46,503
       273,027       Pool AE0504........................................      4.50%        11/01/40           287,111
       139,183       Pool AE1798........................................      5.00%        09/01/40           148,426
       154,172       Pool AE4476........................................      4.00%        03/01/41           159,230
       221,949       Pool AE7005........................................      4.00%        10/01/40           229,228


                     See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$      123,159       Pool AE8075........................................      4.00%        12/01/40    $      127,199
        46,975       Pool AE9284........................................      4.00%        11/01/40            48,516
       719,623       Pool AE9959........................................      5.00%        03/01/41           766,839
        37,708       Pool AH0057........................................      4.50%        02/01/41            39,775
       527,469       Pool AH0943........................................      4.00%        12/01/40           545,098
       831,400       Pool AH0979........................................      3.50%        01/01/41           835,802
       418,363       Pool AH1089........................................      4.00%        11/01/40           434,551
       170,983       Pool AH1141........................................      4.50%        12/01/40           179,803
       199,457       Pool AH4404........................................      4.00%        01/01/41           206,000
       411,144       Pool AH7192........................................      5.00%        02/01/41           433,129
       128,403       Pool AH7204........................................      4.00%        03/01/41           132,614
        58,641       Pool AH8090........................................      4.50%        06/01/41            61,549
       257,036       Pool AH8871........................................      5.00%        04/01/41           270,780
        36,854       Pool AH9677........................................      5.00%        04/01/41            38,825
        62,074       Pool AI1190........................................      4.50%        04/01/41            65,476
       150,246       Pool AI1191........................................      4.50%        04/01/41           157,996
        87,122       Pool AI1969........................................      4.50%        05/01/41            91,896
       562,565       Pool AI4268........................................      5.00%        06/01/41           599,952
    15,379,672       Pool AI5614........................................      5.00%        07/01/41        16,454,139
       327,443       Pool AI6093........................................      4.50%        06/01/31           343,675
        99,319       Pool AI6503........................................      5.00%        11/01/39           104,629
        45,866       Pool AI6581........................................      4.50%        07/01/41            48,201
        33,723       Pool AI7800........................................      4.50%        07/01/41            35,571
       591,873       Pool AI8448........................................      4.50%        08/01/41           622,403
       221,402       Pool AI8779........................................      4.00%        11/01/41           228,665
       401,768       Pool AI9114........................................      4.00%        06/01/42           414,948
     2,104,990       Pool AI9124........................................      4.00%        08/01/42         2,174,044
     1,384,613       Pool AI9158........................................      6.50%        01/01/41         1,589,129
     2,980,077       Pool AJ2311........................................      5.00%        10/01/41         3,178,150
        32,452       Pool AJ4756........................................      4.00%        10/01/41            33,741
        41,750       Pool AJ5301........................................      4.00%        11/01/41            43,120
        44,869       Pool AJ5424........................................      4.00%        11/01/41            46,652
        28,072       Pool AJ5736........................................      4.00%        12/01/41            29,187
        34,422       Pool AJ6061........................................      4.00%        12/01/41            35,790
        35,843       Pool AJ7538........................................      4.00%        01/01/42            37,267
        49,996       Pool AJ8104........................................      4.00%        12/01/41            51,982
        20,957       Pool AJ8203........................................      4.50%        01/01/42            22,106
        34,401       Pool AJ8341........................................      4.00%        12/01/41            35,768
        33,133       Pool AJ8369........................................      4.00%        01/01/42            34,449
        47,881       Pool AJ8436........................................      4.00%        12/01/41            49,784
        29,353       Pool AJ9162........................................      4.00%        01/01/42            30,519
     1,135,716       Pool AJ9332........................................      4.00%        01/01/42         1,175,773
       101,859       Pool AJ9333........................................      4.00%        01/01/42           105,200
        52,805       Pool AK0543........................................      4.00%        01/01/42            54,903
     1,776,882       Pool AK0765........................................      4.00%        03/01/42         1,829,541
        42,626       Pool AK1827........................................      4.00%        01/01/42            44,320
       822,951       Pool AK3103........................................      4.00%        02/01/42           849,940
       281,265       Pool AK4520........................................      4.00%        03/01/42           290,491
       219,405       Pool AK5555........................................      4.00%        04/01/42           226,602
        22,646       Pool AL0147........................................      4.00%        04/01/41            23,470
       166,295       Pool AL0212........................................      5.50%        02/01/38           181,311
       368,028       Pool AL0241........................................      4.00%        04/01/41           380,101


                     See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$       91,371       Pool AL0399........................................      6.00%        08/01/24    $       94,310
        40,491       Pool AL0446........................................      6.00%        05/01/24            41,847
       485,049       Pool AL0677........................................      5.00%        07/01/41           517,285
        55,960       Pool AL0815........................................      4.00%        09/01/41            58,183
        39,090       Pool AL1195........................................      6.00%        09/01/23            40,423
       736,810       Pool AL1850........................................      5.50%        07/01/40           803,498
        51,720       Pool AL1948........................................      4.00%        01/01/42            53,544
        65,425       Pool AL1953........................................      4.50%        01/01/27            67,347
       141,771       Pool AL2142........................................      6.50%        09/01/38           161,982
     1,412,707       Pool AL2392........................................      3.50%        08/01/42         1,429,487
       699,965       Pool AL2551........................................      3.50%        10/01/42           708,570
       317,860       Pool AL2589........................................      5.50%        05/01/25           326,659
       112,154       Pool AL2892........................................      3.50%        12/01/42           113,487
       872,050       Pool AL3093........................................      3.50%        02/01/43           883,216
        32,406       Pool AL3154........................................      3.00%        02/01/43            32,028
       122,456       Pool AL3484........................................      4.50%        10/01/42           128,747
     3,450,815       Pool AL4703........................................      3.50%        12/01/28         3,499,484
    11,176,376       Pool AL4741........................................      4.50%        01/01/44        11,729,540
        55,962       Pool AL4962........................................      6.00%        05/01/24            58,386
     1,442,087       Pool AL5315........................................      4.00%        06/01/42         1,489,367
       211,187       Pool AL5616........................................      5.50%        09/01/41           229,161
     1,050,205       Pool AL5760........................................      4.00%        09/01/43         1,086,929
       742,774       Pool AL5890........................................      4.50%        03/01/43           781,062
       671,795       Pool AL6031........................................      4.00%        10/01/44           695,993
        81,105       Pool AL6057........................................      6.00%        08/01/24            82,345
       134,107       Pool AL6449........................................      4.50%        01/01/27           137,487
     4,432,887       Pool AL6513........................................      5.00%        07/01/44         4,724,253
     6,094,335       Pool AL6536........................................      4.50%        03/01/45         6,400,652
       860,944       Pool AL6948........................................      5.00%        09/01/25           880,783
       165,953       Pool AL7046........................................      3.50%        06/01/45           168,001
    13,493,049       Pool AL7162, 12 Mo. LIBOR + 1.73% (a)..............      3.45%        09/01/42        13,862,424
       466,340       Pool AL7231........................................      3.50%        08/01/45           472,042
       365,118       Pool AL7306........................................      4.50%        09/01/42           383,926
       777,252       Pool AL7449........................................      8.50%        12/01/37           920,034
     1,071,425       Pool AL7637........................................      5.00%        01/01/42         1,130,009
     2,959,450       Pool AL7905........................................      4.50%        03/01/34         3,084,399
       203,401       Pool AL8139........................................      4.00%        02/01/32           208,345
     1,368,554       Pool AL8174........................................      3.50%        02/01/46         1,381,635
    14,181,069       Pool AL8263........................................      4.50%        02/01/44        14,880,685
       116,224       Pool AL8353........................................      3.50%        08/01/44           117,658
    15,634,805       Pool AL8640, 12 Mo. LIBOR + 1.80% (a)..............      4.74%        12/01/41        16,250,599
     1,432,586       Pool AL8743........................................      4.50%        06/01/46         1,504,706
       718,918       Pool AL9143........................................      3.50%        09/01/36           731,547
       234,260       Pool AL9226........................................      5.50%        12/01/41           255,551
     2,292,664       Pool AL9777........................................      4.50%        01/01/47         2,401,288
        72,804       Pool AO2976........................................      3.50%        05/01/42            73,669
     7,426,081       Pool AO3529........................................      4.00%        06/01/42         7,650,627
     2,675,181       Pool AO5527........................................      4.00%        07/01/42         2,756,599
     2,046,807       Pool AO8106........................................      4.00%        08/01/42         2,108,327
       773,300       Pool AO8167........................................      4.00%        09/01/42           796,589
       278,724       Pool AP0495........................................      3.50%        08/01/42           282,012
       211,975       Pool AP1197........................................      3.50%        09/01/42           214,492


                     See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$    1,690,667       Pool AP2109........................................      4.00%        08/01/32    $    1,747,942
       140,976       Pool AP5113........................................      4.00%        09/01/42           145,944
       464,315       Pool AP7963........................................      4.00%        09/01/42           481,729
     3,032,632       Pool AQ0411........................................      3.50%        10/01/42         3,068,653
     1,287,951       Pool AQ0535........................................      3.00%        11/01/42         1,273,056
     1,011,654       Pool AQ1534........................................      3.50%        10/01/32         1,025,207
     1,473,476       Pool AQ1584........................................      4.00%        11/01/42         1,533,454
       889,866       Pool AQ1607........................................      3.50%        11/01/32           901,762
       645,189       Pool AQ3310........................................      4.00%        11/01/42           664,768
     2,100,879       Pool AQ4086........................................      4.00%        06/01/43         2,164,819
        88,359       Pool AQ9715........................................      3.00%        01/01/43            87,284
       577,814       Pool AQ9999........................................      3.00%        02/01/43           570,780
     2,845,356       Pool AR7582........................................      3.50%        03/01/33         2,883,540
       442,532       Pool AR7961........................................      3.50%        03/01/33           448,429
        20,364       Pool AS0225........................................      4.00%        08/01/43            21,036
     5,269,264       Pool AS1719........................................      5.00%        02/01/44         5,669,585
       639,102       Pool AS5236........................................      4.00%        05/01/45           657,471
     1,608,131       Pool AS5515........................................      3.50%        06/01/30         1,641,978
       376,056       Pool AS5635........................................      3.00%        08/01/45           371,559
     1,164,776       Pool AS7211........................................      3.00%        04/01/46         1,145,501
     2,096,825       Pool AS7537........................................      3.00%        07/01/46         2,070,297
     5,752,590       Pool AS8310........................................      3.00%        11/01/46         5,679,809
     1,321,756       Pool AS9244........................................      4.50%        08/01/39         1,387,101
       933,398       Pool AS9990........................................      4.50%        07/01/47           971,119
       325,023       Pool AS9994........................................      4.50%        04/01/47           338,191
       178,038       Pool AT0332........................................      3.00%        04/01/43           176,723
       856,787       Pool AT1747........................................      3.00%        04/01/43           846,568
       813,774       Pool AT3892........................................      3.00%        06/01/43           804,227
       488,935       Pool AT4180........................................      3.50%        05/01/33           495,499
       164,514       Pool AT5915........................................      4.00%        06/01/43           169,522
       907,779       Pool AT6303........................................      4.00%        06/01/43           944,773
        59,860       Pool AT6306........................................      4.00%        06/01/43            62,143
        63,247       Pool AT9657........................................      4.00%        07/01/43            65,334
       273,473       Pool AU3751........................................      4.00%        08/01/43           282,479
        61,913       Pool AU4386........................................      4.00%        10/01/43            63,956
       187,493       Pool AU5787........................................      4.50%        09/01/43           198,026
       798,161       Pool AU6278........................................      5.00%        11/01/43           844,378
       146,718       Pool AU6743........................................      4.00%        10/01/43           151,546
        31,848       Pool AW7401........................................      5.00%        09/01/40            33,719
       247,237       Pool AX5312........................................      4.00%        01/01/42           255,344
       366,824       Pool AX5443........................................      5.00%        11/01/44           386,439
       291,534       Pool AY0013........................................      4.50%        01/01/45           303,871
       930,489       Pool BA4113........................................      3.00%        04/01/46           915,977
       490,764       Pool BC4490........................................      5.00%        05/01/39           522,405
     3,440,847       Pool BD4509, 12 Mo. LIBOR + 1.69% (a)..............      2.66%        01/01/44         3,502,062
     9,443,588       Pool BD4533, 12 Mo. LIBOR + 1.66% (a)..............      2.11%        09/01/44         9,692,668
       597,850       Pool BD8660, 1 Yr. Constant Maturity Treasury
                        Rate + 1.67% (a)................................      2.43%        12/01/45           599,373
    20,381,193       Pool BE2973........................................      4.00%        01/01/47        20,968,320
     1,030,520       Pool BE3631........................................      4.50%        05/01/47         1,072,206
     4,118,577       Pool BH2633........................................      5.00%        08/01/47         4,415,395
        51,749       Pool BH9428........................................      4.50%        09/01/47            53,829


                     See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$    1,489,959       Pool BJ9100........................................      4.50%        02/01/48    $    1,583,157
     1,249,071       Pool BJ9111........................................      4.50%        03/01/48         1,327,215
     2,017,855       Pool BJ9124........................................      4.50%        04/01/48         2,144,080
    12,325,430       Pool BK4769........................................      5.00%        08/01/48        12,984,483
     9,551,627       Pool BK8883........................................      5.00%        09/01/48        10,173,699
     7,580,870       Pool BK9563........................................      4.50%        12/01/48         7,917,353
    12,201,887       Pool BK9599........................................      5.00%        08/01/48        12,855,163
     2,343,490       Pool BM3013, 12 Mo. LIBOR + 1.54% (a)..............      4.21%        07/01/44         2,397,468
    22,568,844       Pool BM3076........................................      4.50%        07/01/47        23,609,561
    10,019,168       Pool BM3625........................................      3.00%        03/01/48         9,864,144
    31,047,826       Pool BM3980, 12 Mo. LIBOR + 1.78% (a)..............      4.38%        02/01/43        32,186,151
    32,322,220       Pool BM5039........................................      4.50%        12/01/48        33,868,862
     7,540,810       Pool BN0948........................................      4.50%        11/01/48         7,842,951
     7,276,415       Pool CA0843........................................      3.00%        12/01/47         7,174,253
    22,045,435       Pool CA1576........................................      5.00%        01/01/48        23,224,227
    11,170,257       Pool CA1917........................................      5.00%        06/01/48        12,023,842
       106,251       Pool MA0096........................................      4.50%        06/01/29           110,764
         4,847       Pool MA0293........................................      4.50%        01/01/30             5,054
        71,903       Pool MA0353........................................      4.50%        03/01/30            74,977
     1,873,185       Pool MA0443........................................      5.00%        05/01/30         1,973,346
        83,512       Pool MA0444........................................      5.00%        06/01/40            89,213
       352,429       Pool MA0575........................................      4.50%        11/01/30           370,305
       349,613       Pool MA0633........................................      5.00%        01/01/41           373,297
       691,863       Pool MA1125........................................      4.00%        07/01/42           712,798
     2,219,891       Pool MA1217........................................      4.00%        10/01/42         2,286,970
        64,285       Pool MA1222........................................      4.00%        10/01/32            66,784
       115,552       Pool MA1228........................................      3.00%        09/01/42           114,143
       753,251       Pool MA1510........................................      4.00%        07/01/43           776,010
       115,991       Pool MA1591........................................      4.50%        09/01/43           121,750
    23,952,617       Pool MA1629........................................      4.50%        10/01/43        25,136,325
       686,490       Pool MA1664........................................      4.50%        11/01/43           720,445
       493,130       Pool MA1711........................................      4.50%        12/01/43           517,479
       983,612       Pool MA1866........................................      4.50%        04/01/44         1,031,812
       834,022       Pool MA1900........................................      4.50%        04/01/44           875,422
     1,103,288       Pool MA2024........................................      4.00%        07/01/29         1,135,649
     1,423,450       Pool MA2099........................................      3.50%        11/01/29         1,453,465
       576,413       Pool MA2454........................................      3.50%        09/01/30           588,576
        13,200       Pool MA2509........................................      3.00%        01/01/46            12,947
     2,307,283       Pool MA2695........................................      4.00%        07/01/46         2,377,499
       772,107       Pool MA3101........................................      4.50%        08/01/47           803,945
       343,393       Pool MA3123........................................      5.00%        08/01/47           361,886
     1,140,646       Pool MA3205........................................      5.00%        10/01/47         1,201,638
    20,000,000       Pool TBA...........................................      4.50%        08/01/48        20,789,844
    70,100,000       Pool TBA (g).......................................      5.00%        09/01/48        73,753,416
    45,000,000       Pool TBA (g).......................................      5.00%        09/01/48        47,278,993
                Government National Mortgage Association
       117,727       Pool 3149..........................................      6.00%        10/20/31           129,341
        74,927       Pool 3172..........................................      6.00%        12/20/31            82,343
        82,739       Pool 3227..........................................      6.00%        04/20/32            90,907
       625,872       Pool 3345..........................................      5.00%        02/20/33           673,162
       172,307       Pool 3389..........................................      5.00%        05/20/33           183,741
        32,531       Pool 3390..........................................      5.50%        05/20/33            35,554


                     See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Government National Mortgage Association (Continued)
$      912,443       Pool 3428..........................................      5.00%        08/20/33    $      981,891
        80,765       Pool 3442..........................................      5.00%        09/20/33            86,101
        33,793       Pool 3459..........................................      5.50%        10/20/33            36,921
        16,514       Pool 3474..........................................      6.00%        11/20/33            18,143
       120,053       Pool 3487..........................................      5.00%        12/20/33           128,061
       565,012       Pool 3529..........................................      5.00%        03/20/34           602,123
        85,419       Pool 3555..........................................      5.00%        05/20/34            91,058
       128,117       Pool 3596..........................................      5.50%        08/20/34           139,991
       113,193       Pool 3786..........................................      5.50%        11/20/35           123,497
        79,180       Pool 3807..........................................      5.50%        01/20/36            86,142
       557,590       Pool 4029..........................................      6.50%        09/20/37           640,962
       494,985       Pool 4251..........................................      5.50%        10/20/23           512,566
       240,953       Pool 455986........................................      5.25%        07/15/25           256,351
       223,777       Pool 487108........................................      6.00%        04/15/29           247,475
        81,774       Pool 553144........................................      5.50%        04/15/33            89,779
        30,882       Pool 589331........................................      6.00%        10/15/22            31,515
       232,252       Pool 604338........................................      5.00%        05/15/33           249,393
       202,903       Pool 604897........................................      5.00%        12/15/33           217,861
       222,458       Pool 605389........................................      5.00%        04/15/34           238,876
       386,865       Pool 615403........................................      4.50%        08/15/33           409,868
        20,956       Pool 627123........................................      5.50%        03/15/34            22,990
       128,844       Pool 638704........................................      5.50%        11/15/36           140,403
       262,721       Pool 653143........................................      4.90%        04/15/36           275,303
       354,339       Pool 658324........................................      5.50%        03/15/37           380,098
       307,146       Pool 677190........................................      5.00%        06/15/38           329,545
        34,498       Pool 687833........................................      6.00%        08/15/38            37,949
        56,723       Pool 706840........................................      4.50%        05/15/40            60,024
       211,059       Pool 706855........................................      4.50%        09/15/40           223,489
       409,367       Pool 711483........................................      4.00%        01/15/40           424,594
       168,752       Pool 711543........................................      4.00%        11/15/40           175,060
     1,157,111       Pool 711563........................................      4.50%        03/15/41         1,224,961
    10,758,157       Pool 720225........................................      4.50%        07/15/39        11,400,659
       560,679       Pool 723216........................................      4.50%        08/15/40           590,340
       128,844       Pool 723248........................................      5.00%        10/15/39           138,404
       479,414       Pool 724230........................................      5.00%        08/15/39           514,702
       144,420       Pool 724267........................................      5.00%        09/15/39           155,110
       388,491       Pool 724340........................................      4.50%        09/15/39           411,839
       139,530       Pool 725272........................................      4.50%        11/15/39           145,475
       102,871       Pool 726394........................................      4.50%        10/15/39           109,035
        75,667       Pool 728921........................................      4.50%        12/15/24            79,183
       376,888       Pool 733595........................................      4.50%        04/15/40           399,544
       190,528       Pool 733733........................................      5.00%        06/15/40           201,443
     1,213,505       Pool 736317........................................      4.25%        06/20/36         1,271,898
       204,087       Pool 736617........................................      4.00%        12/15/35           211,287
     1,746,052       Pool 737673........................................      4.50%        11/15/40         1,835,839
       377,061       Pool 737996........................................      4.00%        02/15/41           391,741
       119,962       Pool 739341........................................      3.50%        10/15/41           122,125
       312,605       Pool 743673........................................      4.50%        07/15/40           332,181
       557,587       Pool 745478........................................      5.00%        08/20/40           585,771
        44,486       Pool 748939........................................      4.00%        09/20/40            46,073
       162,077       Pool 754384........................................      4.50%        03/20/42           168,476
     2,257,259       Pool 769102........................................      4.50%        07/20/41         2,352,435


                     See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Government National Mortgage Association (Continued)
$      270,137       Pool 781623........................................      5.00%        06/15/33    $      290,078
        95,567       Pool 781697........................................      6.00%        11/15/33           105,615
        13,560       Pool 781783........................................      5.50%        08/15/19            13,593
       190,285       Pool 781824........................................      5.50%        11/15/34           208,944
        20,513       Pool 781862........................................      5.50%        01/15/35            22,523
       100,255       Pool 782070........................................      7.00%        06/15/32           110,482
       227,656       Pool 782133........................................      6.00%        01/15/22           233,604
       206,757       Pool 782259........................................      5.00%        02/15/36           222,023
       107,330       Pool 782810........................................      4.50%        11/15/39           112,744
     1,759,002       Pool 783009........................................      6.10%        12/20/33         1,943,013
       177,070       Pool 783091........................................      5.50%        06/15/40           193,202
       104,958       Pool 783220........................................      5.50%        09/15/24           109,155
       302,401       Pool 783375........................................      5.00%        08/15/41           324,801
    20,759,496       Pool 783590........................................      4.50%        06/20/41        21,863,471
       432,897       Pool 783760........................................      5.00%        02/15/42           465,079
     8,400,937       Pool 784063........................................      5.00%        09/20/45         8,951,407
       358,417       Pool 784343........................................      5.00%        02/15/41           384,980
     5,247,064       Pool 784573........................................      5.00%        12/15/43         5,619,599
     7,524,500       Pool AC0197........................................      4.00%        12/20/42         7,753,117
       649,672       Pool AD0026........................................      3.50%        06/20/33           665,467
       151,010       Pool AD0856........................................      3.75%        08/20/33           154,954
       103,285       Pool AG8899........................................      4.00%        12/20/43           106,566
     2,184,406       Pool AI6317........................................      4.50%        06/20/44         2,269,345
       890,725       Pool AK2389........................................      4.50%        11/20/44           930,691
       779,151       Pool AN4469........................................      5.00%        12/15/40           835,716
       776,835       Pool AR8421........................................      5.00%        10/20/41           812,334
     1,972,635       Pool BB1216........................................      4.50%        06/20/47         2,087,799
     1,361,809       Pool BB4731........................................      4.00%        07/20/47         1,405,153
     1,079,148       Pool BB4757........................................      4.00%        08/20/47         1,118,824
       898,682       Pool BB4769........................................      4.00%        08/20/47           931,536
       996,465       Pool BD0483........................................      4.50%        11/20/47         1,049,007
       931,657       Pool BF0415........................................      5.00%        06/20/35           979,632
       253,360       Pool MA1017........................................      6.00%        05/20/43           273,701
       147,370       Pool MA1162........................................      6.00%        07/20/43           157,916
       386,966       Pool MA2077........................................      5.50%        07/20/44           418,762
        66,835       Pool MA2215........................................      3.50%        09/20/44            67,015
       223,891       Pool MA2683........................................      6.00%        03/20/45           243,848
       248,528       Pool MA2759........................................      6.00%        01/20/45           272,709
       610,724       Pool MA2829........................................      5.00%        05/20/45           647,007
        97,924       Pool MA2897........................................      6.00%        03/20/45           107,464
       505,489       Pool MA2966........................................      6.00%        09/20/39           546,068
       436,764       Pool MA3249........................................      6.00%        04/20/40           467,184
        84,502       Pool MA3380........................................      5.50%        01/20/46            91,414
       819,758       Pool MA3459........................................      6.00%        08/20/39           892,275
       580,601       Pool MA3525........................................      5.50%        03/20/46           633,181
       541,174       Pool MA3941........................................      5.50%        09/20/46           585,369
     1,241,657       Pool MA4076........................................      7.00%        01/20/39         1,403,693
    50,000,000       Pool TBA (g).......................................      4.50%        07/01/48        51,921,875


                     See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Government National Mortgage Association (Continued)
$   75,000,000       Pool TBA (g).......................................      4.50%        09/01/48    $   77,800,780
                                                                                                       --------------
                                                                                                        1,153,946,013
                                                                                                       --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES..............................   1,704,712,362
                (Cost $1,707,861,242)                                                                  --------------

MORTGAGE-BACKED SECURITIES -- 8.6%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 7.9%
                Adjustable Rate Mortgage Trust
       550,768       Series 2005-5, Class 6A21, 1 Mo. LIBOR +
                        0.23% (a).......................................      2.74%        09/25/35           550,237
                Alternative Loan Trust
        89,164       Series 2003-J3, Class 2A1..........................      6.25%        12/25/33            91,217
           420       Series 2004-J8, Class 4A1..........................      6.00%        02/25/17               428
                American Home Mortgage Investment Trust
         4,683       Series 2004-3, Class 6A1...........................      5.32%        10/25/34             4,710
                Banc of America Funding Corp.
        39,797       Series 2008-R2, Class 1A2 (f)......................      6.00%        09/25/37            40,388
                Banc of America Funding Trust
         1,938       Series 2005-2, Class 2A4...........................      5.75%        04/25/35             2,084
                Banc of America Mortgage Trust
        46,298       Series 2005-11, Class 2A1..........................      5.25%        12/25/20            45,970
       438,283       Series 2005-A, Class 2A2 (c).......................      4.08%        02/25/35           434,160
                BCAP LLC Trust
        55,601       Series 2009-RR5, Class 8A1 (f).....................      5.50%        11/26/34            56,994
        51,203       Series 2011-R11, Class 20A5 (c) (f)................      4.57%        03/26/35            51,443
                CHL Mortgage Pass-Through Trust
        69,000       Series 2004-8, Class 1A7...........................      5.75%        07/25/34            72,264
        47,097       Series 2004-8, Class 2A1...........................      4.50%        06/25/19            47,194
                Citigroup Mortgage Loan Trust
         9,089       Series 2003-1, Class WA2...........................      6.50%        06/25/31             9,211
                COLT Mortgage Loan Trust
       807,152       Series 2016-2, Class A1 (f)........................      2.75%        09/25/46           805,642
     2,332,481       Series 2017-1, Class A1 (f)........................      2.61%        05/27/47         2,324,832
     2,007,849       Series 2017-1, Class A2 (f)........................      2.82%        05/27/47         1,992,637
       235,220       Series 2018-1, Class A3 (f)........................      3.08%        02/25/48           233,487
     4,346,063       Series 2018-2, Class A1 (f)........................      3.47%        07/27/48         4,355,250
     2,741,252       Series 2018-3, Class A1 (f)........................      3.69%        10/26/48         2,752,747
                Credit Suisse First Boston Mortgage Securities Corp.
         4,883       Series 2003-11, Class 1A39.........................      5.25%        06/25/33             4,903
        23,674       Series 2003-AR18, Class 2A3 (c)....................      4.01%        07/25/33            23,722
           109       Series 2004-3, Class 2A1...........................      5.00%        04/25/19               109
           510       Series 2004-5, Class 2A1...........................      5.00%        08/25/19               510
         8,363       Series 2004-AR8, Class 2A1 (c).....................      4.28%        09/25/34             8,357
       104,490       Series 2005-5, Class 3A2, 1 Mo. LIBOR +
                        0.30% (a).......................................      2.81%        07/25/35           101,448
         3,000       Series 2005-7, Class 1A5...........................      5.15%        08/25/35             3,034
                Credit Suisse Mortgage Capital Certificates
       207,393       Series 2009-12R, Class 6A1 (f).....................      6.00%        05/27/37           209,642
       277,160       Series 2009-12R, Class 15A1 (f)....................      6.00%        05/27/36           276,605
                CSFB Mortgage-Backed Pass-Through Certificates
        43,056       Series 2004-AR4, Class 5A2, 1 Mo. LIBOR +
                        0.74% (a).......................................      3.25%        05/25/34            42,708


                     See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                CSFB Mortgage-Backed Trust
$        2,434       Series 2004-7, Class 6A1...........................      5.25%        10/25/19    $        2,440
                CSMC
        19,702       Series 2009-13R, Class 3A1 (c) (f).................      4.08%        11/26/36            19,733
       192,994       Series 2010-9R, Class 30A4,
                       1 Mo. LIBOR + 0.45% (a) (f)......................      2.96%        10/27/36           193,336
     9,887,036       Series 2014-WIN1, Class 1A1 (f)....................      3.00%        08/25/29         9,787,826
     2,988,418       Series 2017-HL1, Class A3 (f)......................      3.50%        06/25/47         2,981,180
                Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
         7,157       Series 2005-3, Class 1A1 (c).......................      3.45%        06/25/20             7,020
                Deutsche Mortgage Securities, Inc. REMIC Trust
         3,313       Series 2010-RS1, Class A1 (f)......................      6.00%        10/25/35             3,310
                Galton Funding Mortgage Trust
    13,411,639       Series 2018-2, Class A41 (f).......................      4.50%        10/25/58        13,658,322
                GSMSC Pass-Through Trust
         9,114       Series 2009-3R, Class 2A1 (c) (f)..................      4.43%        07/25/35             9,121
                GSR Mortgage Loan Trust
       378,005       Series 2004-12, Class 3A6 (c)......................      4.45%        12/25/34           380,113
        33,328       Series 2004-8F, Class 2A3..........................      6.00%        09/25/34            34,245
                Impac CMB Trust
        41,296       Series 2003-4, Class 1A1, 1 Mo. LIBOR +
                        0.64% (a).......................................      3.15%        10/25/33            41,044
       617,170       Series 2004-6, Class M3, 1 Mo. LIBOR + 1.05% (a)...      3.56%        10/25/34           586,268
                JP Morgan Resecuritization Trust
       141,270       Series 2009-7, Class 2A1 (f).......................      6.00%        02/27/37           141,321
       158,153       Series 2009-7, Class 11A1 (c) (f)..................      4.09%        09/27/36           160,569
       531,172       Series 2009-7, Class 17A1 (c) (f)..................      6.75%        07/27/37           531,413
                JPMorgan Mortgage Trust
         5,231       Series 2004-S1, Class 1A2..........................      4.50%        09/25/34             5,240
        21,699       Series 2004-S2, Class 5A1..........................      5.50%        12/25/19            20,520
    17,846,466       Series 2014-5, Class A1 (f)........................      2.99%        10/25/29        17,736,317
     4,119,474       Series 2014-5, Class A2 (f)........................      2.50%        10/25/29         4,052,973
       142,382       Series 2014-IVR3, Class 2A1 (c) (f)................      3.00%        09/25/44           142,178
     3,193,924       Series 2015-3, Class A5 (f)........................      3.50%        05/25/45         3,200,082
     1,778,066       Series 2016-1, Class A5 (f)........................      3.50%        05/25/46         1,778,116
     1,781,690       Series 2016-3, Class 1A3 (f).......................      3.50%        10/25/46         1,779,601
    16,851,448       Series 2018-9, Class A15 (f).......................      4.00%        02/25/49        17,054,930
                MASTR Alternative Loan Trust
           690       Series 2004-5, Class 4A1...........................      5.50%        07/25/19               693
         1,480       Series 2004-5, Class 5A1...........................      4.75%        06/25/19             1,480
           257       Series 2004-8, Class 7A1...........................      5.00%        09/25/19               257
         5,790       Series 2004-13, Class 8A1..........................      5.50%        01/25/25             5,827
                MASTR Asset Securitization Trust
       198,914       Series 2003-11, Class 7A5..........................      5.25%        12/25/33           199,987
       344,384       Series 2003-12, Class 1A1..........................      5.25%        12/25/24           346,378
        51,020       Series 2003-12, Class 1A2..........................      5.25%        12/25/24            50,195
        10,608       Series 2004-1, Class 30PO, PO......................       (b)         02/25/34             9,100
        22,026       Series 2004-3, Class 1A3...........................      5.25%        03/25/24            22,005
                MASTR Seasoned Securitization Trust
        71,999       Series 2005-1, Class 3A1 (c).......................      4.41%        10/25/32            72,143
         2,423       Series 2005-2, Class 3A1...........................      6.00%        11/25/17             2,440
                Merrill Lynch Mortgage Investors Trust MLCC
         1,070       Series 2003-H, Class A3A (c).......................      4.05%        01/25/29             1,069


                     See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                MetLife Securitization Trust
$    5,397,475       Series 2018-1A, Class A (f)........................      3.75%        03/25/57    $    5,430,784
                Morgan Stanley Mortgage Loan Trust
     3,000,000       Series 2005-6AR, Class 1M1, 1 Mo. LIBOR +
                        0.46% (a).......................................      2.97%        11/25/35         2,988,801
                New Residential Mortgage Loan Trust
       922,073       Series 2014-2A, Class A3 (f).......................      3.75%        05/25/54           925,846
     7,729,517       Series 2015-2A, Class B1 (f).......................      4.50%        08/25/55         8,081,991
     9,236,992       Series 2016-1A, Class A1 (f).......................      3.75%        03/25/56         9,240,152
     1,595,501       Series 2017-5A, Class A1, 1 Mo. LIBOR +
                        1.50% (a) (f)...................................      4.01%        06/25/57         1,629,495
                Nomura Asset Acceptance Corp. Alternative Loan Trust
        12,698       Series 2004-AP3, Class A6..........................      5.29%        10/25/34            12,940
         8,372       Series 2005-WF1, Class 2A5, steps up to 5.66% after
                       Redemption Date (h)..............................      5.16%        03/25/35             8,628
                Oaks Mortgage Trust
    18,802,032       Series 2015-2, Class A8 (f)........................      3.50%        10/25/45        18,800,941
                OBX Trust
     3,268,721       Series 2018-EXP2, Class 1A1 (f)....................      4.00%        11/25/48         3,292,297
                Prime Mortgage Trust
         2,373       Series 2004-1, Class 2A1...........................      4.50%        08/25/34             2,391
        58,093       Series 2004-2, Class A2............................      4.75%        11/25/19            57,992
       129,655       Series 2004-2, Class A6............................      5.00%        11/25/19           130,415
                RBSSP Resecuritization Trust
       456,169       Series 2009-6, Class 9A4, 1 Mo. LIBOR +
                        0.45% (a) (f)...................................      2.96%        11/26/36           450,918
        47,043       Series 2009-6, Class 11A4, 1 Mo. LIBOR +
                        0.42% (a) (f)...................................      2.93%        08/26/36            46,921
        36,734       Series 2009-12, Class 15A1 (c) (f).................      4.39%        10/26/35            37,055
                Residential Accredit Loans, Inc.
         6,131       Series 2003-QS20, Class CB.........................      5.00%        11/25/18             6,130
                Residential Asset Securitization Trust
           277       Series 2004-A3, Class A4...........................      5.25%        06/25/34               278
                RFMSI Trust
        23,614       Series 2005-S3, Class A1...........................      4.75%        03/25/20            23,618
                Sequoia Mortgage Trust
     3,845,242       Series 2018-CH2, Class A12 (f).....................      4.00%        06/25/48         3,887,888
     6,208,275       Series 2018-CH3, Class A10 (f).....................      4.50%        08/25/48         6,330,617
       328,625       Series 2018-CH3, Class A11 (f).....................      4.00%        08/25/48           332,387
     4,537,118       Series 2018-CH4, Class A10 (f).....................      4.50%        10/25/48         4,647,090
     6,150,000       Series 2019-1, Class A4 (f)........................      4.00%        02/25/49         6,247,267
                Sequoia Mortgage Trust 4
       596,643       Series 2000-4, Class A, 1 Mo. LIBOR + 0.72% (a)....      3.22%        11/22/24           593,682
                Structured Asset Securities Corp.
         2,705       Series 2004-4XS, Class A3A (i).....................      5.22%        02/25/34             2,758
                Structured Asset Securities Corp. Mortgage Loan Trust
        28,400       Series 2002-9, Class A2, 1 Mo. LIBOR + 0.60% (a)...      3.11%        10/25/27            28,132
                Structured Asset Securities Corp. Mortgage Pass-Through
                   Certificates
        42,503       Series 2004-11XS, Class 1A6 (i)....................      5.42%        06/25/34            43,172
        62,993       Series 2004-S3, Class M1, 1 Mo. LIBOR + 0.98% (a)..      3.49%        11/25/34            63,155
                WaMu Mortgage Pass-Through Certificates Trust
        33,890       Series 2003-S3, Class 3A1..........................      5.50%        05/25/33            34,957
         1,417       Series 2004-CB2, Class 5A..........................      5.00%        07/25/19             1,417
           827       Series 2004-CB3, Class 3A..........................      5.50%        10/25/19               828
        13,329       Series 2004-RS1, Class A11.........................      5.50%        11/25/33            13,510
                Wells Fargo Mortgage Backed Securities Trust
         5,109       Series 2004-K, Class 2A12 (c)......................      4.49%        07/25/34             5,273


                     See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Wells Fargo Mortgage Backed Securities Trust (Continued)
$       71,455       Series 2004-L, Class A8 (c)........................      4.54%        07/25/34    $       74,068
       146,325       Series 2004-X, Class 1A1 (c).......................      4.83%        11/25/34           148,688
        80,180       Series 2005-2, Class 2A1...........................      4.75%        04/25/20            80,675
       480,175       Series 2005-AR4, Class 1A3 (c).....................      4.42%        04/25/35           490,245
        61,379       Series 2005-AR10, Class 2A2 (c)....................      4.68%        06/25/35            63,378
        44,399       Series 2005-AR16, Class 4A2 (c)....................      4.50%        10/25/35            44,370
        52,764       Series 2007-14, Class 2A2..........................      5.50%        10/25/22            53,520
                WinWater Mortgage Loan Trust
     2,015,170       Series 2014-1, Class A4 (f)........................      3.50%        06/20/44         2,028,401
     5,780,696       Series 2015-2, Class A5 (f)........................      3.00%        02/20/45         5,789,529
       558,235       Series 2015-A, Class A5 (f)........................      3.50%        06/20/45           557,609
     9,487,319       Series 2016-1, Class 2A3 (f).......................      3.00%        12/20/30         9,356,037
                                                                                                       --------------
                                                                                                          181,646,971
                                                                                                       --------------
                COMMERCIAL MORTGAGE-BACKED OBLIGATIONS -- 0.7%
                DBCG Mortgage Trust
    10,000,000       Series 2017-BBG, Class A, 1 Mo. LIBOR +
                        0.70% (a) (f)...................................      3.21%        06/15/34         9,882,214
                Morgan Stanley Capital Trust
     6,509,000       Series 2017-CLS, Class A, 1 Mo. LIBOR +
                        0.70% (a) (f)...................................      3.21%        11/15/34         6,435,150
                                                                                                       --------------
                                                                                                           16,317,364
                                                                                                       --------------
                TOTAL MORTGAGE-BACKED SECURITIES.....................................................     197,964,335
                (Cost $196,902,413)                                                                    --------------

U.S. GOVERNMENT BONDS AND NOTES -- 8.0%

    10,000,000  U.S. Treasury Note......................................      1.38%        07/31/19         9,946,680
     5,000,000  U.S. Treasury Note......................................      1.50%        10/31/19         4,962,305
     5,000,000  U.S. Treasury Note......................................      1.63%        03/31/19         4,993,664
    40,000,000  U.S. Treasury Note......................................      3.38%        11/15/19        40,249,219
     5,000,000  U.S. Treasury Note......................................      1.38%        02/15/20         4,940,332
    20,000,000  U.S. Treasury Note......................................      1.38%        02/29/20        19,752,344
    40,000,000  U.S. Treasury Note......................................      2.25%        02/29/20        39,878,906
    10,000,000  U.S. Treasury Note......................................      1.38%        03/31/20         9,866,797
    35,000,000  U.S. Treasury Note......................................      2.25%        03/31/20        34,886,523
       200,000  U.S. Treasury Note......................................      1.63%        06/30/20           197,582
    15,000,000  U.S. Treasury Note......................................      1.38%        08/31/20        14,742,773
                                                                                                       --------------
                TOTAL U.S. GOVERNMENT BONDS AND NOTES................................................     184,417,125
                (Cost $184,060,566)                                                                    --------------

ASSET-BACKED SECURITIES -- 6.2%

                AFC Trust
         4,865       Series 1999-4, Class 3A, 1 Mo. LIBOR +
                        0.95% (a) (f)........................................      3.46%          12/26/29                4,883
                Bear Stearns Asset-Backed Securities Trust
        13,829       Series 2002-1, Class 1A5................................      6.89%          12/25/34               14,123
        58,043       Series 2002-1, Class M1, 1 Mo. LIBOR + 1.20% (a)........      3.71%          12/25/34               58,570
                Centex Home Equity Loan Trust
             1       Series 2004-C, Class AF6 (i)............................      5.23%          06/25/34                    1
                CIT Home Equity Loan Trust
        18,498       Series 2003-1, Class A6 (i).............................      4.56%          10/20/32               18,608
                Citicorp Residential Mortgage Trust
        67,425       Series 2007-2, Class A6 (i).............................      5.12%          06/25/37               68,530


                     See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                Citigroup Global Markets Mortgage Securities VII, Inc.
$        2,847       Series 1998-AQ1, Class A6..........................      6.63%        06/25/28    $        2,876
                Countrywide Asset-Backed Certificates
    11,823,653       Series 2005-9, Class M1, 1 Mo. LIBOR + 0.52% (a)...      3.03%        01/25/36        11,851,638
                Credit-Based Asset Servicing & Securitization LLC
       129,585       Series 2007-MX1, Class A2, steps up to 6.26% after
                 Redemption Date (f) (h)................................      5.76%        12/25/36           129,452
    11,250,000       Series 2007-MX1, Class A3, steps up to 6.33% after
                 Redemption Date (f) (h)................................      5.83%        12/25/36        11,551,867
                CWHEQ Home Equity Loan Trust
           317       Series 2007-S2, Class A3 (c).......................      5.81%        05/25/37               317
        26,727       Series 2007-S2, Class A6 ..........................      5.78%        05/25/37            27,227
                Fieldstone Mortgage Investment Trust
     2,024,158       Series 2005-3, Class 2A2, 1 Mo. LIBOR +
                        0.52% (a).......................................      3.03%        02/25/36         2,007,576
                First Alliance Mortgage Loan Trust
        49,312       Series 1999-1, Class A1............................      7.18%        06/20/30            49,523
                First Franklin Mortgage Loan Trust
         1,023       Series 2004-FF2, Class M2, 1 Mo. LIBOR +
                        0.75% (a).......................................      3.26%        03/25/34             1,029
                Fremont Home Loan Trust
       157,625       Series 2005-A, Class M2, 1 Mo. LIBOR + 0.69% (a)...      3.20%        01/25/35           157,932
                GMACM Home Equity Loan Trust
        96,679       Series 2000-HE2, Class A1, 1 Mo. LIBOR +
                        0.44% (a).......................................      2.95%        06/25/30            80,620
       218,252       Series 2004-HE1, Class A3, 1 Mo. LIBOR +
                        0.50% (a).......................................      3.01%        06/25/34           212,103
                Mill City Mortgage Loan Trust
     3,655,454       Series 2018-4, Class A1A (f).......................      3.50%        04/25/66         3,645,371
                Morgan Stanley Dean Witter Capital I, Inc. Trust
         5,331       Series 2003-NC2, Class M2, 1 Mo. LIBOR +
                        3.00% (a).......................................      5.51%        02/25/33             5,493
                New Century Home Equity Loan Trust
        28,110       Series 2003-5, Class AI7...........................      5.08%        11/25/33            28,753
                Park Place Securities, Inc. Asset-Backed Pass-Through
                   Certificates
     4,560,141       Series 2004-WCW2, Class M2, 1 Mo. LIBOR +
                        0.98% (a).......................................      3.49%        10/25/34         4,576,485
                Popular ABS Mortgage Pass-Through Trust
       153,913       Series 2005-3, Class AV1A, 1 Mo. LIBOR +
                        0.21% (a).......................................      2.72%        07/25/35           154,265
                Pretium Mortgage Credit Partners LLC
     4,642,355       Series 2017-NPL4, Class A1, steps up 08/27/20
                       to 6.25% (f) (h).................................      3.25%        08/27/32         4,609,272
                RASC Trust
         2,144       Series 2004-KS1, Class AI6 ........................      4.27%        02/25/34             2,150
                RCO Mortgage LLC
     9,473,000       Series 2017-1, Class A2, steps up 08/25/20
                       to 9.13% (f) (h).................................      5.13%        08/25/22         9,491,914
     4,660,967       Series 2018-1, Class A1, steps up 05/25/21
                       to 7.00% (f) (h).................................      4.00%        05/25/23         4,658,243
                Renaissance Home Equity Loan Trust
       445,979       Series 2005-4, Class A3, steps up to 6.07% after
                       Redemption Date (h)..............................      5.57%        02/25/36           445,958
                Saxon Asset Securities Trust
        14,683       Series 2003-1, Class AF6 (i).......................      4.65%        06/25/33            14,845
        12,648       Series 2004-2, Class MV3, 1 Mo. LIBOR + 1.91% (a)..      4.37%        08/25/35            12,544
                Structured Asset Securities Corp. Mortgage Pass-Through
                   Certificates
         1,454       Series 2004-23XS, Class 1A4........................      5.43%        01/25/35             1,461


                     See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                Towd Point Mortgage Trust
$    1,366,832       Series 2015-2, Class 1A12 (f)......................      2.75%        11/25/60    $    1,349,725
     2,092,649       Series 2015-3, Class A1B (f).......................      3.00%        03/25/54         2,075,472
       634,359       Series 2015-3, Class A4B (f).......................      3.50%        03/25/54           634,284
     8,283,401       Series 2015-4, Class A1 (f)........................      3.50%        04/25/55         8,271,152
     2,521,019       Series 2015-4, Class A1B (f).......................      2.75%        04/25/55         2,496,543
     1,500,000       Series 2015-4, Class A2A (f).......................      3.50%        04/25/55         1,500,287
     1,994,811       Series 2015-5, Class A1 (f)........................      3.50%        05/25/55         1,992,294
     3,388,208       Series 2015-5, Class A1B (f).......................      2.75%        05/25/55         3,347,783
     3,608,007       Series 2015-6, Class A1B (f).......................      2.75%        04/25/55         3,557,483
     1,747,954       Series 2016-1, Class A1B (f).......................      2.75%        02/25/55         1,729,597
     4,567,987       Series 2016-2, Class A1A (f).......................      2.75%        08/25/55         4,490,796
       731,466       Series 2016-3, Class A1 (f)........................      2.25%        04/25/56           718,306
       445,691       Series 2016-5, Class A1 (f)........................      2.50%        10/25/56           434,546
     1,727,354       Series 2017-1, Class A1 (f)........................      2.75%        10/25/56         1,697,243
     2,995,961       Series 2017-2, Class A1 (f)........................      2.75%        04/25/57         2,938,054
     3,109,900       Series 2017-3, Class A4 (c) (f)....................      2.85%        07/25/57         3,041,724
    10,759,537       Series 2017-5, Class A1, 1 Mo. LIBOR +
                        0.60% (a) (f)...................................      3.11%        02/25/57        10,737,481
                UCFC Home Equity Loan Trust
       117,721       Series 1998-D, Class MF1...........................      6.91%        04/15/30           119,582
                VOLT LLC
    10,293,310       Series 2017-NP11, Class A1, steps up 10/25/20
                       to 6.375% (f) (h)................................      3.38%        10/25/47        10,284,343
     4,570,337       Series 2017-NPL9, Class A1, steps up 09/25/20
                       to 6.125% (f) (h)................................      3.13%        09/25/47         4,538,917
     6,892,906       Series 2018-NPL5, Class A1A, steps up 08/25/21
                       to 7.21% (f) (h).................................      4.21%        08/25/48         6,914,424
    14,175,291       Series 2018-NPL6, Class A1A, steps up 09/25/21
                       to 7.13% (f) (h).................................      4.11%        09/25/48        14,198,632
                                                                                                       --------------
                TOTAL ASSET-BACKED SECURITIES........................................................     140,952,297
                (Cost $140,937,353)                                                                    --------------

    SHARES                                           DESCRIPTION                                            VALUE
--------------  -------------------------------------------------------------------------------------  --------------
EXCHANGE-TRADED FUNDS -- 0.4%

                CAPITAL MARKETS -- 0.4%
        87,622   iShares 7-10 Year Treasury Bond ETF.................................................       9,189,795
                                                                                                       --------------
                TOTAL EXCHANGE-TRADED FUNDS..........................................................       9,189,795
                (Cost $8,892,668)                                                                      --------------

MONEY MARKET FUNDS -- 13.5%
   309,334,538  Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional
                   Class - 2.28% (j).................................................................     309,334,538
                (Cost $309,334,538)                                                                    --------------
                TOTAL INVESTMENTS -- 110.9%..........................................................   2,546,570,452
                (Cost $2,547,988,780) (k)                                                              --------------


                     See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT -- (10.6%)

                Federal National Mortgage Association
$  (46,000,000)      Pool TBA (g).......................................      3.00%        07/01/47    $  (45,193,203)
   (90,000,000)      Pool TBA (g).......................................      3.00%        07/01/47       (88,365,233)
   (44,000,000)      Pool TBA (g).......................................      3.50%        04/01/48       (44,220,860)
   (41,500,000)      Pool TBA (g).......................................      3.50%        04/01/48       (41,673,882)
   (15,000,000)      Pool TBA (g).......................................      4.50%        08/01/48       (15,573,633)

                Government National Mortgage Association
    (7,500,000)      Pool TBA (g).......................................      4.00%        07/01/48        (7,708,887)

                                                                                                       --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT...................    (242,735,698)
                (Proceeds $241,037,812)                                                                --------------

  NUMBER OF                                                  NOTIONAL       EXERCISE      EXPIRATION
  CONTRACTS                    DESCRIPTION                    AMOUNT          PRICE          DATE          VALUE
--------------  -----------------------------------------  -------------  -------------  ------------  --------------
PUT OPTIONS WRITTEN -- (0.0%)
            10  U.S. Treasury Long Bond Futures Put......  $   1,466,875  $      141.00    Mar 2019              (313)
                (Premiums received $11,509)                                                            --------------

CALL OPTIONS WRITTEN -- (0.0%)
            70  U.S. Treasury Long Bond Futures Call.....  $  10,268,125  $      144.00    Mar 2019          (199,062)
                (Premiums received $109,501)                                                           --------------
                TOTAL OPTIONS WRITTEN................................................................        (199,375)
                (Premiums received $121,010)                                                           --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.3)%...........................................      (6,628,581)
                                                                                                       --------------
                NET ASSETS -- 100.0%.................................................................  $2,297,006,798
                                                                                                       ==============


FUTURES CONTRACTS AT JANUARY 31, 2019 (see Note 2D - Futures Contracts in the
Notes to Portfolio of Investments):


                                                                                                        UNREALIZED
                                                                                                       APPRECIATION
                                                        NUMBER OF      EXPIRATION      NOTIONAL       (DEPRECIATION)/
          FUTURES CONTRACTS               POSITION      CONTRACTS         DATE          VALUE             VALUE
--------------------------------------  ------------  -------------  --------------  -------------  ------------------
U.S. 5-Year Treasury Notes                 Short           1,447        Mar-2019     $(166,201,516)   $     (278,762)
U.S. 10-Year Treasury Notes                Short             200        Mar-2019       (24,493,750)         (499,833)
U.S. Treasury Long Bond Futures            Short             140        Mar-2019       (20,536,250)         (156,381)
U.S. 10-Year Ultra Treasury Notes          Short             660        Mar-2019       (86,253,750)       (2,496,536)
                                                                                     -------------    --------------
                                                                                      (297,485,266)       (3,431,512)
                                                                                     -------------    --------------
U.S. 2-Year Treasury Notes                 Long              182        Mar-2019        38,643,719            82,639
U.S. Treasury Ultra Bond Futures           Long               85        Mar-2019        13,695,625           155,407
                                                                                     -------------    --------------
                                                                                        52,339,344           238,046
                                                                                     -------------    --------------
                                                                                     $(245,145,922)   $   (3,193,466)
                                                                                     =============    ==============


                     See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)

-----------------------------

(a)   Floating or variable rate security.

(b)   Zero coupon security.

(c)   Collateral Strip Rate bond. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(d)   Inverse floating rate security.

(e)   Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.

(f)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor (the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2019, securities noted as such amounted to $344,848,812 or 15.0% of net assets.

(g)   All or portion of this security is part of a mortgage dollar roll agreement (see Note 2I- Mortgage Dollar Rolls and TBA Transactions in the
      Notes to Portfolio of Investments).

(h)   Step-up security. A security where the coupon increases or steps up at a predetermined date.

(i)   Step security. The coupon rate is determined based on the underlying investments. The coupon rate resets periodically.

(j)   Rate shown reflects yield as of January 31, 2019.

(k)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $15,225,143 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $21,613,188. The net unrealized depreciation was $6,388,045. The amounts presented are inclusive of investments sold short and derivative contracts.

IO      - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
LIBOR   - London Interbank Offered Rate
PO      - Principal-Only Security
STRIPS  - Separate Trading of Registered Interest and Principal of Securities
TBA     - To-Be-Announced Security

                     See Notes to Portfolio of Investments


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio
of Investments):


                                                    ASSETS TABLE

                                                                                           LEVEL 2          LEVEL 3
                                                          TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT          QUOTED         OBSERVABLE     UNOBSERVABLE
                                                        1/31/2019          PRICES           INPUTS          INPUTS
                                                      --------------   --------------   --------------   -------------
U.S. Government Agency Mortgage-Backed                $1,704,712,362   $           --   $1,704,712,362   $          --
    Securities.....................................
Mortgage-Backed Securities.........................      197,964,335               --      197,964,335              --
U.S. Government Bonds and Notes....................      184,417,125               --      184,417,125              --
Asset-Backed Securities............................      140,952,297               --      140,952,297              --
Exchange-Traded Funds*.............................        9,189,795        9,189,795               --              --
Money Market Funds.................................      309,334,538      309,334,538               --              --
                                                      --------------   --------------   --------------   -------------
Total Investments..................................    2,546,570,452      318,524,333    2,228,046,119              --
Futures Contracts..................................          238,046          238,046               --              --
                                                      --------------   --------------   --------------   -------------
Total..............................................   $2,546,808,498   $  318,762,379   $2,228,046,119   $          --
                                                      ==============   ==============   ==============   =============

                                                     LIABILITIES TABLE

                                                                                           LEVEL 2          LEVEL 3
                                                          TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT          QUOTED         OBSERVABLE     UNOBSERVABLE
                                                        1/31/2019          PRICES           INPUTS          INPUTS
                                                      --------------   --------------   --------------   -------------
U.S. Government Agency Mortgage-Backed                $ (242,735,698)  $           --   $ (242,735,698)  $          --
    Securities Sold Short..........................
Put Options Written................................             (313)            (313)              --              --
Call Options Written...............................         (199,062)        (199,062)              --              --
Futures Contracts..................................       (3,431,512)      (3,431,512)              --              --
                                                      --------------   --------------   --------------   -------------
Total..............................................   $ (246,366,585)  $   (3,630,887)  $ (242,735,698)  $          --
                                                      ==============   ==============   ==============   =============


* See Portfolio of Investments for industry breakout.

                     See Notes to Portfolio of Investments


NOTES TO PORTFOLIO OF INVESTMENTS

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                          JANUARY 31, 2019 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nine funds that are offering shares. This report covers the First Trust Low Duration Opportunities ETF (the "Fund"), which trades under the ticker "LMBS" on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES


A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m.
Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid) by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                          JANUARY 31, 2019 (UNAUDITED)

      traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3)    the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4)    issuer-specific conditions (such as significant credit
            deterioration); and

      5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2)    an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of the security;

      4)    the financial statements of the issuer;

      5)    the credit quality and cash flow of the issuer, based on the
            Advisor's or external analysis;

      6)    the information as to any transactions in or offers for the security;

      7)    the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9)    the quality, value and salability of collateral, if any, securing the security;

      10)   the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

      11)   the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

      12)   other relevant factors.


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                          JANUARY 31, 2019 (UNAUDITED)

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2019, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Fund invests in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The
Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At January 31, 2019, the Fund had no when-issued or delayed-delivery securities. At January 31, 2019, the Fund held $473,924,416 of forward purchase commitments.

C. SHORT SALES

Short sales are utilized to manage interest rate and spread risk, and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities.
Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                          JANUARY 31, 2019 (UNAUDITED)

D. FUTURES CONTRACTS

The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk).
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the
Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.

If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

E. OPTIONS CONTRACTS

In the normal course of pursuing its investment objective, the Fund may invest up to 20% of its net assets in derivative instruments in connection with hedging strategies. The Fund may invest in exchange-listed options on U.S. Treasury securities, exchange-listed options on U.S. Treasury futures contracts and exchange-listed U.S. Treasury futures contracts. The Fund uses derivative instruments primarily to hedge interest rate risk and actively manage interest rate exposure. The primary risk exposure is interest rate risk.

The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option contract may be closed out by an offsetting purchase or sale of a futures option of the same series. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.

The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities. The purchase of put options on futures contracts is analogous to the purchase of puts on securities so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire.

The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                          JANUARY 31, 2019 (UNAUDITED)

debt obligations equal in value to the amount due on
the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.

The risks associated with the use of options on futures contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The
Fund's successful use of options on futures contracts depends on the Advisor's ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.

F. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Porfolio of Investments.

G. PRINCIPAL-ONLY SECURITIES

A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value.
Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a
PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

H. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal.
When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of
Investments.

I. MORTGAGE DOLLAR ROLLS AND TBA TRANSACTIONS

The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's investment advisor. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell)
substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchase and sale in the
Fund. The Fund may also invest in to-be announced transactions ("TBA
Transactions"). A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.

                           3. DERIVATIVE TRANSACTIONS

For the fiscal year-to-date period (November 1, 2018 through January 31, 2019), the notional value of futures contracts opened and closed were $1,036,069,341 and $1,041,596,153, respectively.

For the fiscal year-to-date period (November 1, 2018 through January 31, 2019), the premiums for purchased options contracts opened were $159,035 and the premiums for purchased options contracts closed, exercised and expired were
$208,730.

For the fiscal year-to-date period (November 1, 2018 through January 31, 2019), the premiums for written options contracts opened were $350,298 and the premiums for written options contracts closed, exercised and expired were $381,568.


First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments
January 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS – 80.5%
	Air Freight & Logistics – 1.7%
$929,000	Air Transport Services Group, Inc.	1.13%	10/15/24	$920,294
1,600,000	Atlas Air Worldwide Holdings, Inc.	2.25%	06/01/22	1,670,000
				2,590,294
	Automobiles – 1.9%
880,000	Tesla, Inc.	2.38%	03/15/22	1,020,738
1,940,000	Tesla, Inc.	0.25%	03/01/19	1,940,761
				2,961,499
	Biotechnology – 4.2%
1,275,000	BioMarin Pharmaceutical, Inc.	0.60%	08/01/24	1,359,539
740,000	Exact Sciences Corp.	1.00%	01/15/25	1,027,772
1,125,000	Ionis Pharmaceuticals, Inc.	1.00%	11/15/21	1,249,453
755,000	Ligand Pharmaceuticals, Inc. (a)	0.75%	05/15/23	642,604
800,000	Neurocrine Biosciences, Inc.	2.25%	05/15/24	1,086,637
540,000	Sarepta Therapeutics, Inc.	1.50%	11/15/24	1,107,108
				6,473,113
	Communications Equipment – 0.7%
1,025,000	Viavi Solutions, Inc.	1.00%	03/01/24	1,076,620
	Construction & Engineering – 0.9%
630,000	Dycom Industries, Inc.	0.75%	09/15/21	605,381
790,000	KBR, Inc. (a)	2.50%	11/01/23	755,438
				1,360,819
	Diversified Consumer Services – 0.7%
780,000	Chegg, Inc. (a)	0.25%	05/15/23	1,110,309
	Electronic Equipment, Instruments & Components – 1.2%
745,000	II-VI, Inc.	0.25%	09/01/22	790,296
1,190,000	Vishay Intertechnology, Inc. (a)	2.25%	06/15/25	1,107,014
				1,897,310
	Energy Equipment & Services – 0.9%
870,000	Oil States International, Inc. (a)	1.50%	02/15/23	763,741
645,000	Transocean, Inc.	0.50%	01/30/23	705,167
				1,468,908
	Entertainment – 1.2%
915,000	Live Nation Entertainment, Inc. (a)	2.50%	03/15/23	987,905
245,000	World Wrestling Entertainment, Inc. (a)	3.38%	12/15/23	820,138
				1,808,043
	Equity Real Estate Investment Trusts – 1.3%
1,800,000	Extra Space Storage LP (a)	3.13%	10/01/35	2,056,214
	Health Care Equipment & Supplies – 4.4%
835,000	CONMEN Corp. (a)	2.63%	02/01/24	855,008
1,685,000	DexCom, Inc. (a)	0.75%	12/01/23	1,868,244
1,570,000	Insulet Corp. (a)	1.38%	11/15/24	1,720,566
820,000	NuVasive, Inc.	2.25%	03/15/21	879,881
1,320,000	Wright Medical Group, Inc. (a)	1.63%	06/15/23	1,427,007
				6,750,706
	Health Care Providers & Services – 1.2%
255,000	Anthem, Inc.	2.75%	10/15/42	1,066,222
See Notes to Portfolio of Investments

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Health Care Providers & Services (Continued)
$260,000	Molina Healthcare, Inc.	1.13%	01/15/20	$851,303
				1,917,525
	Health Care Technology – 1.5%
1,230,000	Allscripts Healthcare Solutions, Inc.	1.25%	07/01/20	1,227,663
750,000	Teladoc Heatlh, Inc. (a)	1.38%	05/15/25	1,054,219
				2,281,882
	Hotels, Restaurants & Leisure – 0.6%
645,000	Caesars Entertainment Corp.	5.00%	10/01/24	953,283
	Independent Power and Renewable Electricity Producers – 0.8%
1,060,000	NRG Energy, Inc. (a)	2.75%	06/01/48	1,183,088
	Insurance – 0.6%
985,000	AXA S.A. (a)	7.25%	05/15/21	933,657
	Interactive Media & Services – 2.3%
900,000	IAC FinanceCo., Inc. (a)	0.88%	10/01/22	1,335,594
1,595,000	Twitter, Inc. (a)	0.25%	06/15/24	1,485,974
705,000	Zillow Group, Inc.	2.00%	12/01/21	717,213
				3,538,781
	Internet & Direct Marketing Retail – 2.5%
760,000	Booking Holdings, Inc.	0.35%	06/15/20	1,083,587
1,075,000	Booking Holdings, Inc.	0.90%	09/15/21	1,219,108
400,000	Etsy, Inc. (a)	(b)	03/01/23	651,250
785,000	Wayfair, Inc. (a)	1.13%	11/01/24	904,453
				3,858,398
	IT Services – 4.9%
1,755,000	Akamai Technologies, Inc. (a)	0.13%	05/01/25	1,679,337
320,000	Euronet Worldwide, Inc.	1.50%	10/01/44	511,800
570,000	Okta, Inc. (a)	0.25%	02/15/23	1,030,275
850,000	Perficient, Inc. (a)	2.38%	09/15/23	797,130
1,633,000	Square, Inc. (a)	0.50%	05/15/23	1,931,811
530,000	Twilio, Inc. (a)	0.25%	06/01/23	899,083
760,000	Wix.com Ltd. (a)	(b)	07/01/23	790,614
				7,640,050
	Life Sciences Tools & Services – 2.7%
2,600,000	Illumina, Inc. (a)	(b)	08/15/23	2,641,127
533,000	Illumina, Inc.	0.50%	06/15/21	677,304
800,000	QIAGEN N.V.	0.50%	09/13/23	870,368
				4,188,799
	Machinery – 1.4%
740,000	Chart Industries, Inc. (a)	1.00%	11/15/24	1,021,607
1,185,000	Meritor, Inc.	3.25%	10/15/37	1,131,378
				2,152,985
	Media – 2.7%
1,700,000	DISH Network Corp.	3.38%	08/15/26	1,448,400
1,445,000	GCI Liberty, Inc. (a)	1.75%	09/30/46	1,547,895
1,050,000	Liberty Media Corp.	1.38%	10/15/23	1,189,440
				4,185,735
See Notes to Portfolio of Investments

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Mortgage Real Estate Investment Trusts – 1.5%
$1,425,000	Blackstone Mortgage Trust, Inc.	4.38%	05/05/22	$1,421,379
935,000	Two Harbors Investment Corp.	6.25%	01/15/22	941,810
				2,363,189
	Oil, Gas & Consumable Fuels – 4.0%
2,000,000	Cheniere Energy, Inc.	4.25%	03/15/45	1,497,500
1,085,000	Chesapeake Energy Corp.	5.50%	09/15/26	967,374
685,000	Oasis Petroleum, Inc.	2.63%	09/15/23	649,038
780,000	PDC Energy, Inc.	1.13%	09/15/21	709,312
1,200,000	TOTAL S.A., Series FP	0.50%	12/02/22	1,263,478
1,195,000	Whiting Petroleum Corp.	1.25%	04/01/20	1,147,128
				6,233,830
	Personal Products – 1.6%
2,210,000	Herbalife Nutrition, Ltd. (a)	2.63%	03/15/24	2,505,282
	Pharmaceuticals – 3.5%
1,020,000	Horizon Pharma Investment Ltd.	2.50%	03/15/22	1,067,891
1,850,000	Jazz Investments I Ltd.	1.88%	08/15/21	1,819,617
1,210,000	Pacira Pharmaceuticals, Inc.	2.38%	04/01/22	1,203,194
1,290,000	Supernus Pharmaceuticals, Inc. (a)	0.63%	04/01/23	1,279,519
				5,370,221
	Professional Services – 0.6%
980,000	FTI Consulting, Inc. (a)	2.00%	08/15/23	951,825
	Semiconductors & Semiconductor Equipment – 11.0%
685,000	Advanced Micro Devices, Inc.	2.13%	09/01/26	2,144,155
1,275,000	Cree, Inc. (a)	0.88%	09/01/23	1,366,379
515,000	Cypress Semiconductor Corp.	4.50%	01/15/22	631,243
940,000	Intel Corp.	3.25%	08/01/39	2,158,480
1,695,000	Microchip Technology, Inc.	1.63%	02/15/25	2,673,954
2,625,000	Microchip Technology, Inc.	1.63%	02/15/27	2,815,313
315,000	Micron Technology, Inc., Series F	2.13%	02/15/33	1,099,041
595,000	Micron Technology, Inc., Series G	3.00%	11/15/43	785,075
175,000	Novellus Systems, Inc.	2.63%	05/15/41	910,277
1,215,000	ON Semiconductor Corp.	1.00%	12/01/20	1,495,785
900,000	Silicon Laboratories, Inc.	1.38%	03/01/22	959,645
				17,039,347
	Software – 15.9%
1,290,000	Atlassian, Inc. (a)	0.63%	05/01/23	1,751,175
980,000	Citrix Systems, Inc.	0.50%	04/15/19	1,397,480
775,000	DocuSign, Inc. (a)	0.50%	09/15/23	780,813
440,000	Envestnet, Inc.	1.75%	12/15/19	456,676
720,000	FireEye, Inc. (a)	0.88%	06/01/24	754,688
586,000	Five9, Inc. (a)	0.13%	05/01/23	804,285
885,000	Guidewire Software, Inc.	1.25%	03/15/25	899,198
345,000	HubSport, Inc.	0.25%	06/01/22	598,957
995,000	New Relic, Inc. (a)	0.50%	05/01/23	1,141,853
731,000	Nutanix, Inc.	(b)	01/15/23	911,607
3,025,000	Palo Alto Networks, Inc. (a)	0.75%	07/01/23	3,161,600
730,000	Q2 Holdings, Inc. (a)	0.75%	02/15/23	865,670
330,000	RealPage, Inc.	1.50%	11/15/22	475,488
315,000	Red Hat, Inc.	0.25%	10/01/19	761,751
890,000	RingCentral, Inc. (a)	(b)	03/15/23	1,144,754
See Notes to Portfolio of Investments

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Software (Continued)
$990,000	ServiceNow, Inc.	(b)	06/01/22	$1,657,885
2,135,000	Splunk, Inc. (a)	0.50%	09/15/23	2,277,778
1,260,000	Verient Systems, Inc.	1.50%	06/01/21	1,263,673
1,840,000	Workday, Inc.	0.25%	10/01/22	2,496,368
845,000	Zendesk, Inc. (a)	0.25%	03/15/23	1,063,016
				24,664,715
	Specialty Retail – 0.9%
1,380,000	RH (a)	(b)	06/15/23	1,314,277
	Technology Hardware, Storage & Peripherals – 0.7%
1,085,000	Pure Storage, Inc. (a)	0.13%	04/15/23	1,061,050
	Trading Companies & Distributors – 0.5%
665,000	Kaman Corp.	3.25%	05/01/24	740,183
	Total Convertible Corporate Bonds			124,631,937
	(Cost $116,511,469)
Shares	Description	Stated Rate	Stated Maturity (c)	Value
CONVERTIBLE PREFERRED SECURITIES – 16.2%
	Banks – 5.0%
2,560	Bank of America Corp., Series L	7.25%	(d)	3,310,490
3,425	Wells Fargo & Co., Series L	7.50%	(d)	4,391,535
				7,702,025
	Chemicals – 0.6%
16,150	International Flavors & Frangrances, Inc.	6.00%	09/15/21	873,877
	Electric Utilities – 1.5%
37,800	NextEra Energy, Inc.	6.12%	09/01/19	2,241,918
	Equity Real Estate Investment Trusts – 1.7%
1,610	Crown Castle International Corp., Series A	6.88%	08/01/20	1,781,304
13,255	Welltower, Inc., Series I	6.50%	(d)	908,100
				2,689,404
	Food Products – 0.5%
7,500	Bunge Ltd.	4.88%	(d)	744,375
	Health Care Equipment & Supplies – 1.9%
48,750	Becton Dickinson and Co., Series A	6.13%	05/01/20	2,998,125
	Machinery – 2.0%
1,575	Fortive Corp., Series A	5.00%	07/01/21	1,548,051
13,000	Rexnord Corp., Series A	5.75%	11/15/19	721,760
8,625	Stanley Black & Decker, Inc.	5.38%	05/15/20	826,189
				3,096,000
	Multi-Utilities – 3.0%
15,325	CenterPoint Energy, Inc., Series B	7.00%	09/01/21	826,784
27,000	Dominion Energy, Inc., Series A	6.75%	08/15/19	1,297,350
14,700	DTE Energy Co.	6.50%	10/01/19	800,709
See Notes to Portfolio of Investments

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity (c)	Value
CONVERTIBLE PREFERRED SECURITIES (Continued)
	Multi-Utilities (Continued)
17,750	Sempra Energy, Series A	6.00%	01/15/21	$1,780,857
				4,705,700
	Total Convertible Preferred Securities			25,051,424
	(Cost $24,476,048)
	Total Investments – 96.7%			149,683,361
	(Cost $140,987,517) (e)

Net Other Assets and Liabilities – 3.3%	5,109,682
Net Assets – 100.0%	$154,793,043

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by SSI Investment Management Inc. (“SSI”), the Fund’s sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2019, securities noted as such amounted to $56,225,266 or 36.3% of net assets.
(b)	Zero coupon security.
(c)	Stated maturity represents the mandatory conversion date.
(d)	Perpetual maturity.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $11,793,296 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,097,452. The net unrealized appreciation was $8,695,844.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 1/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Convertible Corporate Bonds*	$ 124,631,937	$ —	$ 124,631,937	$ —
Convertible Preferred Securities:
Food Products	744,375	—	744,375	—
Other industry categories*	24,307,049	24,307,049	—	—
Total Investments	$ 149,683,361	$ 24,307,049	$ 125,376,312	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust SSI Strategic Convertible Securities ETF (FCVT)
January 31, 2019 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust consists of nine funds that are currently offering shares. This report covers the First Trust SSI Strategic Convertible Securities ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “FCVT” on The Nasdaq Stock Market LLC (“Nasdaq”).
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Convertible preferred stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Convertible corporate bonds, notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;

Notes to Portfolio of Investments (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
January 31, 2019 (Unaudited)
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.
Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer;
5)	the credit quality and cash flow of the issuer, based on the sub-advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s management;
11)	the prospects for the issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and
12)	other relevant factors.
Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Notes to Portfolio of Investments (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
January 31, 2019 (Unaudited)
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2019, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

First Trust Heitman Global Prime Real Estate ETF (PRME)
Portfolio of Investments
January 31, 2019 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) – 81.7%
	Australia – 7.2%
3,905	Dexus	$32,587
4,584	Goodman Group	38,852
12,391	Scentre Group	35,758
20,126	Vicinity Centres	38,183
		145,380
	Hong Kong – 2.2%
58,849	Champion REIT	44,621
	Japan – 5.8%
3	Kenedix Office Investment Corp.	20,574
9	Nippon Building Fund, Inc.	58,168
17	Nippon Prologis REIT, Inc.	37,067
		115,809
	Multinational – 2.1%
230	Unibail-Rodamco-Westfield	41,374
	Singapore – 2.2%
16,000	CapitaLand Commercial Trust	22,344
16,500	Mapletree Commercial Trust	21,572
		43,916
	Spain – 3.8%
7,581	Inmobiliaria Colonial Socimi S.A.	77,488
	United Kingdom – 5.3%
5,293	British Land (The) Co., PLC	39,807
880	Derwent London PLC	37,385
6,178	Hammerson PLC	30,135
		107,327
	United States – 53.1%
1,058	Acadia Realty Trust	30,396
436	Alexandria Real Estate Equities, Inc.	57,425
636	AvalonBay Communities, Inc.	122,697
511	Boston Properties, Inc.	67,386
1,860	Brookfield Property REIT, Inc.	33,852
2,302	Empire State Realty Trust, Inc., Class A	35,589
120	Equinix, Inc.	47,280
1,646	Equity Residential	119,434
630	Federal Realty Investment Trust	83,519
1,817	Hudson Pacific Properties, Inc.	58,998
758	Kilroy Realty Corp.	53,409
820	Pebblebrook Hotel Trust	26,281
1,855	Prologis, Inc.	128,292
2,315	Rexford Industrial Realty, Inc.	77,784
582	Simon Property Group, Inc.	105,994
Shares	Description	Value

	United States (Continued)
830	Washington Real Estate Investment Trust	$21,040
		1,069,376
	Total Real Estate Investment Trusts	1,645,291
	(Cost $1,596,298)
COMMON STOCKS (a) – 17.5%
	Canada – 2.8%
3,617	First Capital Realty, Inc.	56,487
	Hong Kong – 4.4%
2,726	Sun Hung Kai Properties Ltd.	45,577
11,122	Swire Properties Ltd.	43,229
		88,806
	Japan – 4.2%
1,384	Mitsubishi Estate Co., Ltd.	24,453
1,587	Mitsui Fudosan Co., Ltd.	38,420
531	Sumitomo Realty & Development Co., Ltd.	20,245
		83,118
	Sweden – 4.3%
5,975	Fabege AB	87,059
	Switzerland – 1.8%
435	Swiss Prime Site AG	36,810
	Total Common Stocks	352,280
	(Cost $329,247)
	Total Investments – 99.2%	1,997,571
	(Cost $1,925,545) (b)
	Net Other Assets and Liabilities – 0.8%	15,715
	Net Assets – 100.0%	$2,013,286

(a)	Portfolio securities are categorized based upon their country of incorporation.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $107,013 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $34,987. The net unrealized appreciation was $72,026.

See Notes to Portfolio of Investments

First Trust Heitman Global Prime Real Estate ETF (PRME)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 1/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Real Estate Investment Trusts*	$ 1,645,291	$ 1,645,291	$ —	$ —
Common Stocks*	352,280	352,280	—	—
Total Investments	$ 1,997,571	$ 1,997,571	$—	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
USD	56.4%
JPY	10.0
AUD	7.3
HKD	6.7
EUR	5.9
GBP	5.4
SEK	4.3
SGD	2.2
CHF	1.8
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Sub-Industry Classification	% of Total Investments
Office REITs	25.5%
Retail REITs	23.1
Industrial REITs	14.1
Residential REITs	12.1
Real Estate Operating Companies	11.2
Diversified Real Estate Activities	6.4
Diversified REITs	3.9
Specialized REITs	2.4
Hotel & Resort REITs	1.3
Total	100.0%
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Heitman Global Prime Real Estate ETF (PRME)
January 31, 2019 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust consists of nine funds that are currently offering shares. This report covers the First Trust Heitman Global Prime Real Estate ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker PRME on the NYSE Arca, Inc. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Creation Units are issued and redeemed in-kind for securities in which the Fund invests, and in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;

Notes to Portfolio of Investments (Continued)
First Trust Heitman Global Prime Real Estate ETF (PRME)
January 31, 2019 (Unaudited)
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2019, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
C. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2019 (UNAUDITED)


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 53.6%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 34.0%
                Federal Home Loan Mortgage Corporation
$      312,628       Series 2003-2649, Class IM, IO.....................       7.00%       07/15/33    $       77,027
       264,000       Series 2010-3653, Class UJ.........................       5.00%       04/15/40           301,149
                Federal National Mortgage Association
       362,768       Series 2005-74, Class NZ...........................       6.00%       09/25/35           474,691
       433,000       Series 2012-93, Class LY...........................       2.50%       09/25/42           357,840
       100,000       Series 2015-34, Class OK, PO ......................         (a)       03/25/44            85,721
       298,685       Series 2016-23, Class PL...........................       3.00%       11/25/45           271,928
       395,045       Series 2018-9, Class PL............................       3.50%       02/25/48           388,519
       153,574       Series 2018-94, Class KZ...........................       4.50%       01/25/49           164,824
        81,304       Series 2018-94, Class LZ...........................       4.50%       01/25/49            85,110
                Government National Mortgage Association
       245,850       Series 2009-32, Class ZA...........................       5.50%       05/20/39           309,025
       922,178       Series 2015-168, Class GI, IO......................       5.50%       02/16/33           217,937
       403,000       Series 2018-112, Class CG..........................       3.50%       08/20/48           377,899
       398,111       Series 2018-125, Class KZ..........................       3.50%       09/20/48           353,971
                                                                                                       --------------
                                                                                                            3,465,641
                                                                                                       --------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 2.4%
                Federal Home Loan Mortgage Corporation Multifamily
                   Structured
                     Pass Through Certificates
     8,119,883       Series 2014-K036, Class X1, IO (b).................       0.75%       10/25/23           241,580
                                                                                                       --------------

                PASS-THROUGH SECURITIES -- 17.2%
                Federal National Mortgage Association
     1,000,000       Pool TBA ..........................................       3.00%       07/01/47           982,461
       500,309       Pool AS8310........................................       3.00%       11/01/46           493,979
                Government National Mortgage Association
       260,925       Pool 770005........................................       4.00%       11/15/33           275,104
                                                                                                       --------------
                                                                                                            1,751,544
                                                                                                       --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES..............................       5,458,765
                (Cost $5,314,834)                                                                      --------------

U.S. GOVERNMENT BONDS AND NOTES -- 22.7%

       500,000  U.S. Treasury Bond......................................       2.75%       11/15/42           480,371
     1,000,000  U.S. Treasury Bond......................................       2.88%       05/15/43           980,742
     1,000,000  U.S. Treasury Bond......................................       2.25%       08/15/46           857,891
                                                                                                       --------------
                TOTAL U.S. GOVERNMENT BONDS AND NOTES................................................       2,319,004
                (Cost $2,293,989)                                                                      --------------

    SHARES                                           DESCRIPTION                                            VALUE
--------------  -------------------------------------------------------------------------------------  --------------
EXCHANGE-TRADED FUNDS -- 1.2%

                   CAPITAL MARKETS -- 1.2%

         1,000  iShares 20+ Year Treasury Bond ETF...................................................         121,970
                                                                                                       --------------
                TOTAL EXCHANGE-TRADED FUNDS..........................................................         121,970
                (Cost $120,668)                                                                        --------------


                     See Notes to Portfolio of Investments


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)


    SHARES                                           DESCRIPTION                                            VALUE
--------------  -------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 42.2%

     4,298,149  Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional
                   Class - 2.28% (c).................................................................  $    4,298,149
                (Cost $4,298,149)                                                                      --------------

                TOTAL INVESTMENTS -- 119.7%..........................................................      12,197,888
                (Cost $12,027,640) (d)
                NET OTHER ASSETS AND LIABILITIES -- (19.7)%..........................................      (2,003,847)
                                                                                                       --------------
                NET ASSETS -- 100.0%.................................................................  $   10,194,041
                                                                                                       ==============


FUTURES CONTRACTS AT JANUARY 31, 2019 (see Note 2C - Futures Contracts in the
Notes to Portfolio of Investments):


                                                                                                       UNREALIZED
                                                                                                      APPRECIATION
                                                        NUMBER OF      EXPIRATION      NOTIONAL      (DEPRECIATION)/
          FUTURES CONTRACTS               POSITION      CONTRACTS         DATE          VALUE            VALUE
--------------------------------------  ------------  -------------  --------------  ------------  ------------------
U.S. 10-Year Treasury Notes                Long             5           Mar-2019     $    612,344    $        4,901
U.S. 10-Year Ultra Treasury Notes          Long             4           Mar-2019          522,750             4,733
                                                                                     ------------    --------------
                                                                                     $  1,135,094    $        9,634
                                                                                     ============    ==============


-----------------------------

(a)   Zero coupon security.

(b)   Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(c)   Rate shown reflects yield as of January 31, 2019.

(d)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $179,997 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $115. The net unrealized appreciation was
      $179,882. The amounts presented are inclusive of derivative contracts.

IO    - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

PO    - Principal-Only Security

TBA   - To-Be-Announced Security

                     See Notes to Portfolio of Investments


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31,
2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio
of Investments):


                                                                                           LEVEL 2         LEVEL 3
                                                          TOTAL           LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT          QUOTED        OBSERVABLE     UNOBSERVABLE
                                                        1/31/2019          PRICES          INPUTS          INPUTS
                                                      --------------   --------------   -------------   -------------
U.S. Government Agency Mortgage-Backed                $    5,458,765   $           --   $   5,458,765   $          --
    Securities.............................
U.S. Government Bonds and Notes............                2,319,004               --       2,319,004              --
Exchange-Traded Funds*.....................                  121,970          121,970              --              --
Money Market Funds.........................                4,298,149        4,298,149              --              --
Total Investments..........................               12,197,888        4,420,119       7,777,769              --
Futures Contracts..........................                    9,634            9,634              --              --
                                                      --------------   --------------   -------------   -------------
Total......................................           $   12,207,522   $    4,429,753   $   7,777,769   $          --
                                                      ==============   ==============   =============   =============


*   See Portfolio of Investments for industry breakout.

                     See Notes to Portfolio of Investments


NOTES TO PORTFOLIO OF INVESTMENTS

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                          JANUARY 31, 2019 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nine funds that are offering shares. This report covers the First Trust Long Duration Opportunities ETF(1) (the "Fund"), which trades under the ticker "LGOV" on The NYSE Arca, Inc.

(1) Commenced investment operations on January 22, 2019.

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m.
Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid) by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                          JANUARY 31, 2019 (UNAUDITED)

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3)    the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4)    issuer-specific conditions (such as significant credit
            deterioration); and

      5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

       1)   the fundamental business data relating to the issuer;

       2)   an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of the security;

       4)   the financial statements of the issuer;

       5)   the credit quality and cash flow of the issuer, based on the
            Advisor's or external analysis;

       6)   the information as to any transactions in or offers for the security;

       7)   the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

       8)   the coupon payments;

       9)   the quality, value and salability of collateral, if any, securing the security;

      10)   the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

      11)   the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

      12)   other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                          JANUARY 31, 2019 (UNAUDITED)

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2019, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Fund invests in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The
Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At January 31, 2019, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

C. FUTURES CONTRACTS

The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk).
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the
Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                          JANUARY 31, 2019 (UNAUDITED)

If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

D. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Porfolio of Investments.

E. PRINCIPAL-ONLY SECURITIES

A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value.
Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a
PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

F. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal.
When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of
Investments.

G. TBA TRANSACTIONS

A TBA Transaction is a method of trading mortgage-backed securities. TBA
Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.

                           3. DERIVATIVE TRANSACTIONS

For the fiscal year-to-date period (January 22, 2019 through January 31, 2019), the notional value of futures contracts opened and closed were $1,483,590 and
$358,130, respectively.


Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Exchange-Traded Fund IV

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	March 29, 2019

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	March 29, 2019

* Print the name and title of each signing officer under his or her signature.